UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-5962

Name of Registrant: Vanguard Variable Insurance Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Item 1: Schedule of Investments

Vanguard Money Market Portfolio

Schedule of Investments
As of March 31, 2011

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (48.5%)
2	Fannie Mae Discount Notes	0.200%	4/6/11	286	286
2	Fannie Mae Discount Notes	0.200%	4/11/11	2,700	2,700
2	Fannie Mae Discount Notes	0.200%	4/26/11	2,005	2,005
2	Fannie Mae Discount Notes	0.150%–0.170%	5/4/11	3,200	3,200
2	Federal Home Loan Bank Discount Notes	0.190%	4/1/11	1,978	1,978
2	Federal Home Loan Bank Discount Notes	0.220%	4/8/11	5,000	5,000
2	Federal Home Loan Bank Discount Notes	0.150%	4/29/11	2,644	2,644
2	Federal Home Loan Bank Discount Notes	0.150%	5/4/11	5,000	4,999
2	Federal Home Loan Bank Discount Notes	0.130%–0.200%	5/6/11	25,000	24,996
2	Federal Home Loan Bank Discount Notes	0.180%	5/13/11	1,000	1,000
2	Federal Home Loan Bank Discount Notes	0.160%	5/18/11	2,394	2,393
2	Federal Home Loan Bank Discount Notes	0.150%	5/20/11	4,900	4,899
[2,3] Federal Home Loan Banks		0.182%	5/13/11	18,190	18,190
[2,3] Federal Home Loan Banks		0.227%	1/9/12	7,000	6,998
[2,3] Federal Home Loan Banks		0.223%	1/23/12	5,000	4,999
[2,3] Federal Home Loan Banks		0.213%	1/26/12	5,000	4,999
[2,3] Federal Home Loan Banks		0.224%	2/1/12	20,000	19,995
[2,3] Federal Home Loan Banks		0.231%	2/3/12	16,000	15,996
[2,3] Federal Home Loan Banks		0.226%	2/3/12	1,000	1,000
[2,3] Federal Home Loan Mortgage Corp.		0.353%	4/7/11	56,630	56,630
[2,3] Federal Home Loan Mortgage Corp.		0.241%	8/5/11	15,000	14,999
[2,3] Federal Home Loan Mortgage Corp.		0.192%	8/24/12	25,000	24,983
[2,3] Federal Home Loan Mortgage Corp.		0.000%	2/4/13	10,000	9,991
[2,3] Federal Home Loan Mortgage Corp.		0.214%	3/21/13	8,000	7,992
[2,3] Federal National Mortgage Assn.		0.192%	5/13/11	40,000	40,000
[2,3] Federal National Mortgage Assn.		0.148%	7/27/11	15,000	14,998
[2,3] Federal National Mortgage Assn.		0.272%	8/23/12	14,500	14,494
[2,3] Federal National Mortgage Assn.		0.284%	9/17/12	13,685	13,682
[2,3] Federal National Mortgage Assn.		0.284%	10/18/12	11,000	10,997
[2,3] Federal National Mortgage Assn.		0.272%	11/23/12	13,000	12,993
[2,3] Federal National Mortgage Assn.		0.284%	12/20/12	5,500	5,498
[2,3] Federal National Mortgage Assn.		0.278%	12/28/12	2,200	2,199
2	Freddie Mac Discount Notes	0.200%	4/18/11	2,775	2,775
2	Freddie Mac Discount Notes	0.170%	5/2/11	1,360	1,360
2	Freddie Mac Discount Notes	0.260%	5/4/11	6,471	6,469
2	Freddie Mac Discount Notes	0.260%	5/16/11	6,600	6,598
2	Freddie Mac Discount Notes	0.200%	5/17/11	1,966	1,965
2	Freddie Mac Discount Notes	0.260%	6/7/11	1,200	1,199
	United States Treasury Bill	0.175%	4/28/11	12,000	11,998
	United States Treasury Bill	0.161%	5/12/11	20,000	19,996
	United States Treasury Bill	0.196%	5/26/11	12,000	11,996
	United States Treasury Bill	0.145%–0.212%	6/2/11	25,000	24,993
	United States Treasury Bill	0.190%–0.193%	6/16/11	35,000	34,986
	United States Treasury Bill	0.200%–0.225%	6/30/11	35,000	34,981
	United States Treasury Bill	0.190%	7/7/11	12,000	11,994
	United States Treasury Bill	0.182%	7/28/11	2,042	2,041
	United States Treasury Bill	0.153%–0.155%	9/22/11	8,000	7,994
	United States Treasury Bill	0.170%	9/29/11	27,000	26,977
Total U.S. Government and Agency Obligations (Cost $566,055)					566,055

Vanguard Money Market Portfolio

Commercial Paper (18.5%)
Finance - Auto (1.8%)
American Honda Finance Corp.	0.240%	4/4/11	500	500
American Honda Finance Corp.	0.250%	4/18/11	2,000	2,000
American Honda Finance Corp.	0.240%	5/16/11	1,000	1,000
American Honda Finance Corp.	0.240%	6/2/11	500	500
American Honda Finance Corp.	0.240%	6/3/11	2,000	1,999
American Honda Finance Corp.	0.230%	6/16/11	300	300
American Honda Finance Corp.	0.230%	6/17/11	500	500
Toyota Credit Canada Inc.	0.391%	4/15/11	500	500
Toyota Credit Canada Inc.	0.371%	4/26/11	1,000	1,000
Toyota Motor Credit Corp.	0.391%	4/15/11	1,500	1,500
Toyota Motor Credit Corp.	0.260%	4/20/11	1,000	1,000
Toyota Motor Credit Corp.	0.371%	4/26/11	1,000	1,000
Toyota Motor Credit Corp.	0.260%	5/18/11	1,000	1,000
Toyota Motor Credit Corp.	0.351%	5/20/11	1,000	999
Toyota Motor Credit Corp.	0.351%	5/23/11	1,000	999
Toyota Motor Credit Corp.	0.351%	5/24/11	1,000	999
Toyota Motor Credit Corp.	0.250%	5/26/11	1,750	1,749
Toyota Motor Credit Corp.	0.381%	5/31/11	1,000	999
Toyota Motor Credit Corp.	0.250%	6/2/11	2,400	2,399
				20,943
Finance - Other (5.6%)
General Electric Capital Corp.	0.431%	4/8/11	3,000	3,000
General Electric Capital Corp.	0.411%	4/27/11	6,000	5,998
General Electric Capital Corp.	0.351%	5/18/11	10,000	9,995
General Electric Capital Corp.	0.401%	5/23/11	8,000	7,995
General Electric Capital Corp.	0.361%	5/27/11	4,000	3,998
General Electric Capital Corp.	0.361%	5/31/11	4,000	3,998
General Electric Capital Corp.	0.301%	7/20/11	3,000	2,997
4 Straight-A Funding LLC	0.250%	4/4/11	2,000	2,000
4 Straight-A Funding LLC	0.250%	4/4/11	1,000	1,000
4 Straight-A Funding LLC	0.250%	4/5/11	1,000	1,000
4 Straight-A Funding LLC	0.250%	4/6/11	750	750
4 Straight-A Funding LLC	0.250%	4/7/11	330	330
4 Straight-A Funding LLC	0.250%	4/7/11	3,892	3,892
4 Straight-A Funding LLC	0.250%	4/7/11	500	500
4 Straight-A Funding LLC	0.250%	4/7/11	350	350
4 Straight-A Funding LLC	0.250%	4/8/11	750	750
4 Straight-A Funding LLC	0.250%	4/8/11	1,625	1,625
4 Straight-A Funding LLC	0.250%	4/11/11	400	400
4 Straight-A Funding LLC	0.250%	4/11/11	368	368
4 Straight-A Funding LLC	0.250%	5/18/11	2,000	1,999
4 Straight-A Funding LLC	0.240%–0.250%	5/19/11	5,804	5,802
4 Straight-A Funding LLC	0.250%	5/20/11	622	622
4 Straight-A Funding LLC	0.240%	6/7/11	2,000	1,999
4 Straight-A Funding LLC	0.240%	6/10/11	624	624
4 Straight-A Funding LLC	0.230%	6/13/11	4,052	4,050
				66,042
Foreign Banks (4.9%)
4 Australia & New Zealand Banking Group, Ltd.	0.311%	5/3/11	3,000	2,999
4 Australia & New Zealand Banking Group, Ltd.	0.270%	6/13/11	1,000	999
4 Australia & New Zealand Banking Group, Ltd.	0.336%	7/29/11	500	499
4 Australia & New Zealand Banking Group, Ltd.	0.336%	8/2/11	2,000	1,998
4 Australia & New Zealand Banking Group, Ltd.	0.341%	8/10/11	8,000	7,990
4 Australia & New Zealand Banking Group, Ltd.	0.311%	10/3/11	3,000	2,995
4 Commonwealth Bank of Australia	0.280%	4/12/11	2,000	2,000

Vanguard Money Market Portfolio

4 Commonwealth Bank of Australia	0.270%	4/29/11	2,000	2,000
4 Commonwealth Bank of Australia	0.260%	6/8/11	5,000	4,998
4 Commonwealth Bank of Australia	0.361%	6/14/11	1,000	999
4 Commonwealth Bank of Australia	0.341%	8/31/11	600	599
4 Westpac Banking Corp.	0.311%	4/14/11	4,000	4,000
4 Westpac Banking Corp.	0.341%	7/25/11	5,000	4,995
4 Westpac Banking Corp.	0.341%	7/28/11	3,000	2,997
4 Westpac Banking Corp.	0.341%	8/1/11	5,000	4,994
4 Westpac Banking Corp.	0.341%	8/8/11	8,000	7,990
4 Westpac Banking Corp.	0.351%	9/7/11	4,000	3,994
				57,046
Foreign Governments (0.6%)
Banque et Caisse d'Epargne de L'Etat	0.320%	4/7/11	1,800	1,800
Banque et Caisse d'Epargne de L'Etat	0.341%	9/20/11	1,000	998
Province of Ontario	0.200%	6/1/11	3,000	2,999
Province of Ontario	0.200%	6/2/11	1,000	1,000
4 Province of Quebec	0.210%	6/2/11	500	500
				7,297
Foreign Industrial (2.8%)
4 Nestle Capital Corp.	0.210%	4/27/11	4,000	4,000
4 Nestle Capital Corp.	0.210%	6/1/11	2,000	1,999
4 Nestle Capital Corp.	0.240%	7/14/11	900	899
4 Nestle Capital Corp.	0.260%	10/21/11	5,500	5,492
4 Novartis Finance Corp.	0.200%	4/19/11	300	300
4 Novartis Securities Investment Ltd.	0.240%	6/13/11	4,000	3,998
4 Novartis Securities Investment Ltd.	0.280%	7/14/11	950	949
4 Sanofi-Aventis SA	0.240%	6/15/11	3,200	3,199
4 Sanofi-Aventis SA	0.240%	6/16/11	500	500
4 Sanofi-Aventis SA	0.240%	6/17/11	1,200	1,199
4 Shell International Finance BV	0.260%	4/1/11	500	500
4 Shell International Finance BV	0.210%	5/2/11	3,000	3,000
4 Total Capital Canada, Ltd.	0.321%	7/13/11	1,000	999
4 Total Capital Canada, Ltd.	0.321%	7/14/11	3,000	2,997
4 Total Capital Canada, Ltd.	0.321%	7/19/11	2,000	1,998
4 Total Capital Canada, Ltd.	0.311%	9/16/11	500	499
				32,528
Industrial (2.8%)
4 Cisco Systems Inc.	0.210%	4/20/11	2,000	2,000
4 Coca Cola Co.	0.230%	4/6/11	1,300	1,300
4 Coca Cola Co.	0.230%	6/14/11	2,000	1,999
4 Google Inc.	0.190%	4/18/11	4,000	4,000
4 Johnson & Johnson	0.220%	4/5/11	5,000	5,000
4 Johnson & Johnson	0.210%–0.220%	4/7/11	1,750	1,750
4 Johnson & Johnson	0.210%	4/14/11	5,000	4,999
4 Johnson & Johnson	0.210%	4/21/11	1,000	1,000
4 Johnson & Johnson	0.180%	5/2/11	1,000	1,000
4 Johnson & Johnson	0.180%	5/6/11	1,000	1,000
4 Johnson & Johnson	0.200%	6/16/11	1,000	999
4 Johnson & Johnson	0.210%	7/12/11	3,000	2,998
4 Procter & Gamble Co.	0.250%–0.300%	4/4/11	1,650	1,650
4 Procter & Gamble Co.	0.200%	5/31/11	2,000	1,999
4 Wal-Mart Stores, Inc.	0.180%	4/18/11	1,000	1,000
				32,694
Total Commercial Paper (Cost $216,550)				216,550

Vanguard Money Market Portfolio

Certificates of Deposit (27.6%)
Domestic Banks (0.6%)
State Street Bank & Trust Co.	0.250%	5/12/11	2,500	2,500
State Street Bank & Trust Co.	0.250%	5/16/11	2,000	2,000
State Street Bank & Trust Co.	0.250%	5/17/11	2,000	2,000
				6,500
Eurodollar Certificates of Deposit (11.0%)
Australia & New Zealand Banking Group, Ltd.	0.325%	4/4/11	5,000	5,000
Australia & New Zealand Banking Group, Ltd.	0.270%	5/9/11	2,000	2,000
Australia & New Zealand Banking Group, Ltd.	0.350%	6/8/11	2,000	2,000
Australia & New Zealand Banking Group, Ltd.	0.340%	8/3/11	4,000	4,000
Commonwealth Bank of Australia	0.280%	4/20/11	15,000	15,000
Commonwealth Bank of Australia	0.270%	6/2/11	5,000	5,000
Commonwealth Bank of Australia	0.320%	10/3/11	4,000	4,000
DNB NOR Bank ASA (London Branch)	0.290%	4/12/11	5,000	5,000
HSBC Bank PLC	0.320%	4/8/11	5,000	5,000
HSBC Bank PLC	0.320%	4/14/11	5,000	5,000
HSBC Bank PLC	0.320%	4/14/11	9,000	9,000
HSBC Bank PLC	0.320%	4/14/11	3,000	3,000
HSBC Bank PLC	0.330%	10/3/11	5,000	5,000
Lloyds TSB Bank PLC	0.290%	5/9/11	5,000	5,000
Lloyds TSB Bank PLC	0.290%	5/31/11	6,000	6,000
Lloyds TSB Bank PLC	0.290%	6/9/11	6,000	6,000
National Australia Bank Ltd.	0.430%	6/3/11	14,000	14,000
National Australia Bank Ltd.	0.400%	6/30/11	2,000	2,000
National Australia Bank Ltd.	0.390%	7/5/11	2,000	2,000
National Australia Bank Ltd.	0.355%	7/20/11	5,000	5,000
National Australia Bank Ltd.	0.350%	7/27/11	5,000	5,000
National Australia Bank Ltd.	0.330%	9/2/11	3,000	3,000
National Australia Bank Ltd.	0.350%	9/7/11	3,000	3,000
Royal Bank of Scotland PLC	0.270%	4/21/11	6,000	6,000
Toronto Dominion Bank (London Branch)	0.270%	5/9/11	3,000	3,000
				129,000
Yankee Certificates of Deposit (16.0%)
Abbey National Treasury Services PLC (US
Branch)	0.740%	4/20/11	5,500	5,500
Abbey National Treasury Services PLC (US
Branch)	0.740%	5/3/11	5,000	5,000
Abbey National Treasury Services PLC (US
Branch)	0.450%	6/1/11	4,000	4,000
Bank of Montreal (Chicago Branch)	0.230%	4/4/11	5,000	5,000
Bank of Nova Scotia (Houston Branch)	0.270%	5/23/11	3,000	3,000
Bank of Nova Scotia (Houston Branch)	0.270%	5/25/11	1,000	1,000
Bank of Nova Scotia (Houston Branch)	0.280%	6/1/11	4,000	4,000
Bank of Nova Scotia (Houston Branch)	0.260%	6/9/11	8,000	8,000
Bank of Nova Scotia (Houston Branch)	0.340%	6/13/11	2,000	2,000
DNB NOR Bank ASA (New York Branch)	0.290%	4/5/11	4,000	4,000
DNB NOR Bank ASA (New York Branch)	0.290%	4/20/11	5,000	5,000
DNB NOR Bank ASA (New York Branch)	0.280%	5/2/11	5,000	5,000
Nordea Bank Finland PLC (New York Branch)	0.290%	4/11/11	7,000	7,000
Nordea Bank Finland PLC (New York Branch)	0.280%	5/2/11	4,000	4,000
Nordea Bank Finland PLC (New York Branch)	0.370%	7/5/11	10,000	10,000
Nordea Bank Finland PLC (New York Branch)	0.350%	8/2/11	6,000	6,000
Nordea Bank Finland PLC (New York Branch)	0.410%	8/26/11	5,000	5,001
Rabobank Nederland NV (New York Branch)	0.310%	5/5/11	5,000	5,000
Rabobank Nederland NV (New York Branch)	0.310%	6/17/11	400	400
Rabobank Nederland NV (New York Branch)	0.370%	7/14/11	2,500	2,500

Vanguard Money Market Portfolio

Rabobank Nederland NV (New York Branch)	0.370%	8/3/11	5,000	5,000
Rabobank Nederland NV (New York Branch)	0.350%	8/25/11	6,000	6,000
Rabobank Nederland NV (New York Branch)	0.350%	9/1/11	5,000	5,000
Rabobank Nederland NV (New York Branch)	0.350%	9/16/11	5,000	5,000
Royal Bank of Canada (New York Branch)	0.280%	4/21/11	3,400	3,400
Royal Bank of Canada (New York Branch)	0.250%	6/13/11	5,000	5,000
Royal Bank of Canada (New York Branch)	0.330%	8/14/11	5,000	5,000
Royal Bank of Canada (New York Branch)	0.320%	9/14/11	5,000	5,000
Svenska Handelsbanken (New York Branch)	0.280%	4/19/11	5,000	5,000
Svenska Handelsbanken (New York Branch)	0.310%	5/4/11	8,000	8,000
Svenska Handelsbanken (New York Branch)	0.360%	7/28/11	4,000	4,000
Svenska Handelsbanken (New York Branch)	0.360%	8/1/11	3,000	3,000
Svenska Handelsbanken (New York Branch)	0.350%	8/4/11	4,000	4,000
Svenska Handelsbanken (New York Branch)	0.350%	8/8/11	1,850	1,850
Svenska Handelsbanken (New York Branch)	0.355%	8/24/11	8,000	8,000
Toronto Dominion Bank (New York Branch)	0.300%	5/16/11	3,000	3,000
Toronto Dominion Bank (New York Branch)	0.330%	5/26/11	5,000	5,000
Toronto Dominion Bank (New York Branch)	0.330%	6/1/11	8,000	8,000
Toronto Dominion Bank (New York Branch)	0.330%	9/6/11	3,000	3,000
Toronto Dominion Bank (New York Branch)	0.330%	9/6/11	3,000	3,000
				186,651
Total Certificates of Deposit (Cost $322,151)				322,151
Repurchase Agreements (1.1%)
Barclays Capital Inc.
(Dated 3/31/11, Repurchase Value
$1,000,000, collateralized by U.S. Treasury
Bill 0.625%, 1/31/13)	0.120%	4/1/11	1,000	1,000
BNP Paribas Securities Corp.
(Dated 3/14/11, Repurchase Value
$4,001,000, collateralized by Federal Farm
Credit Bank 3.080%-7.010%, 5/25/11-6/8/20,
Federal Home Loan Bank 0.000%-7.350%,
4/25/11-3/14/36, Federal Home Loan
Mortgage Corp. 0.000%-4.875%, 4/25/11-
9/10/15, and Federal National Mortgage Assn.
0.000%-8.100%, 6/2/11-8/12/19)	0.140%	4/7/11	4,000	4,000
Deutsche Bank Securities, Inc.
(Dated 3/10/11, Repurchase Value
$5,001,000, collateralized Federal National
Mortgage Assn. 1.250%, 6/22/12)	0.140%	4/7/11	5,000	5,000
RBS Securities, Inc.
(Dated 2/28/11, Repurchase Value
$3,001,000, collateralized by U.S. Treasury
Bill 4.250%, 8/15/13)	0.150%	4/7/11	3,000	3,000
Total Repurchase Agreements (Cost $13,000)				13,000
Taxable Municipal Bonds (0.0%)
5 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.290%	4/7/11	145	145
5 Massachusetts State Transportation Fund
Revenue TOB VRDO	0.290%	4/7/11	100	100
5 Seattle WA Municipal Light & Power Revenue
TOB VRDO	0.290%	4/7/11	100	100
Total Taxable Municipal Bonds (Cost $345)				345

Vanguard Money Market Portfolio

Tax-Exempt Municipal Bonds (3.5%)
Akron, Bath & Copely OH Joint Township
Hospital District Facilities Revenue (Akron
General Health System) VRDO	0.230%	4/7/11	600	600
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.250%	4/7/11	100	100
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.240%	4/7/11	400	400
Ascension Parish LA Industrial Development
Board Revenue (IMTT-Geismar Project)
VRDO	0.230%	4/7/11	1,000	1,000
Bi-State Development Agency of the Missouri-
Illinois Metropolitan District VRDO	0.240%	4/7/11	400	400
Board of Regents of the University of Texas
System Revenue Financing System
Revenue VRDO	0.180%	4/7/11	250	250
Board of Regents of the University of Texas
System Revenue Financing System
Revenue VRDO	0.170%	4/7/11	1,000	1,000
Board of Regents of the University of Texas
System Revenue Financing System
Revenue VRDO	0.170%	4/7/11	505	505
Boone County KY Pollution Control Revenue
(Duke Energy Kentucky Inc. Project) VRDO	0.230%	4/7/11	500	500
California Health Facilities Financing Authority
Revenue (Stanford Hospital) VRDO	0.240%	4/7/11	800	800
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.230%	4/7/11	200	200
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.220%	4/7/11	175	175
California Infrastructure & Economic
Development Bank Revenue (Orange
County Performing Arts Center) VRDO	0.190%	4/7/11	400	400
California Statewide Communities
Development Authority Revenue (Los
Angeles County Museum of Art Project)
VRDO	0.200%	4/7/11	250	250
California Statewide Communities
Development Authority Revenue (Redlands
Community Hospital) VRDO	0.220%	4/7/11	300	300
Cleveland-Cuyahoga County OH Port
Authority Revenue (SPC Buildings 1 & 3
LLC) VRDO	0.220%	4/7/11	270	270
Columbus OH Regional Airport Authority
Airport Revenue (Oasbo Expanded Asset
Program) VRDO	0.250%	4/7/11	305	305
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) VRDO	0.180%	4/7/11	400	400
Curators of the University of Missouri System
Facilities Revenue VRDO	0.210%	4/7/11	1,000	1,000
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.240%	4/7/11	900	900
District of Columbia Revenue (George
Washington University) VRDO	0.250%	4/7/11	300	300
District of Columbia Revenue (Georgetown
University) VRDO	0.240%	4/7/11	100	100

Vanguard Money Market Portfolio

Fairfax County VA Economic Development
Authority Resource Recovery Revenue
(Lorton Arts Foundation Project) VRDO	0.240%	4/7/11	100	100
Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System) VRDO	0.240%	4/7/11	700	700
Harris County TX Cultural Education Facilities
Finance Corp. Medical Facilities Revenue
(Baylor College of Medicine) VRDO	0.250%	4/7/11	500	500
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.230%	4/7/11	50	50
Illinois Finance Authority Pollution Control
Revenue (Commonwealth Edison Co.
Project) VRDO	0.230%	4/7/11	300	300
Illinois Finance Authority Revenue (Carle
Healthcare System) VRDO	0.190%	4/7/11	535	535
Illinois Finance Authority Revenue (Ingalls
Health System) VRDO	0.250%	4/7/11	605	605
Illinois Finance Authority Revenue (Little Co.
of Mary Hospital & Health Care Centers)
VRDO	0.240%	4/7/11	200	200
Illinois Finance Authority Revenue (Loyola
University Health System) VRDO	0.230%	4/7/11	400	400
Illinois Finance Authority Revenue (Museum
of Science & Industry) VRDO	0.250%	4/7/11	145	145
Indiana Development Finance Authority
EducationalFacilities Revenue (Indianapolis
Museum of Art Inc. Project) VRDO	0.250%	4/7/11	200	200
Indiana Educational Facilities Authority
Revenue (Wabash College) VRDO	0.250%	4/7/11	300	300
Kansas City MO Industrial Development
Authority Revenue (Downtown
Redevelopment District) VRDO	0.250%	4/7/11	300	300
Kansas City MO Industrial Development
Authority Revenue (Downtown
Redevelopment District) VRDO	0.250%	4/7/11	125	125
Knox County TX Health Educational &
Housing Facilities Board Hospital Facilities
(Covenant Healthcare) VRDO	0.250%	4/7/11	165	165
Los Angeles CA Wastewater System
Revenue VRDO	0.170%	4/7/11	240	240
Los Angeles CA Wastewater System
Revenue VRDO	0.170%	4/7/11	495	495
Los Angeles CA Wastewater System
Revenue VRDO	0.230%	4/7/11	300	300
Los Angeles CA Wastewater System
Revenue VRDO	0.230%	4/7/11	300	300
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes
Medical Institute) VRDO	0.200%	4/7/11	500	500
Maine Health & Higher Educational Facilities
Authority Revenue (Bowdoin College)
VRDO	0.220%	4/7/11	170	170
Maryland Health & Higher Educational
Facilities Authority Revenue (Johns
Hopkins University) VRDO	0.210%	4/7/11	400	400

Vanguard Money Market Portfolio

Maryland Health & Higher Educational
Facilities Authority Revenue (University of
Maryland Medical System) VRDO	0.220%	4/7/11	500	500
Massachusetts Health & Educational Facilities
Authority Revenue (Bentley College) VRDO	0.210%	4/7/11	200	200
Massachusetts Health & Educational Facilities
Authority Revenue (Dana Farber Cancer
Institute) VRDO	0.240%	4/7/11	100	100
Massachusetts Health & Educational Facilities
Authority Revenue (MIT) VRDO	0.170%	4/7/11	1,000	1,000
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue
VRDO	0.210%	4/7/11	525	525
Miami-Dade County FL Special Obligation
Revenue (Juvenile Courthouse Project)
VRDO	0.210%	4/7/11	500	500
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System) VRDO	0.240%	4/7/11	400	400
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.220%	4/7/11	245	245
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.210%	4/7/11	500	500
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care) VRDO	0.210%	4/7/11	1,000	1,000
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)
VRDO	0.220%	4/7/11	500	500
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.220%	4/7/11	200	200
New Jersey Transportation Trust Fund
Authority Transportation System Revenue
VRDO	0.220%	4/7/11	400	400
New Mexico Finance Authority Transportation
Revenue VRDO	0.250%	4/7/11	600	600
New York City NY GO VRDO	0.210%	4/7/11	200	200
New York City NY GO VRDO	0.250%	4/7/11	100	100
New York City NY GO VRDO	0.250%	4/7/11	100	100
New York City NY GO VRDO	0.210%	4/7/11	500	500
New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(Carnegie Park) VRDO	0.220%	4/7/11	400	400
New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(Monterey) VRDO	0.220%	4/7/11	200	200
New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(One Columbus Place Development) VRDO	0.240%	4/7/11	100	100
New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(West End Towers) VRDO	0.240%	4/7/11	300	300
New York State Dormitory Authority Revenue
(Fordham University) VRDO	0.210%	4/7/11	400	400
New York State Dormitory Authority Revenue
(Fordham University) VRDO	0.210%	4/7/11	400	400

Vanguard Money Market Portfolio

New York State Housing Finance Agency
Housing Revenue (10 Liberty Street) VRDO	0.230%	4/7/11	265	265
New York State Housing Finance Agency
Housing Revenue (125 West 31st Street)
VRDO	0.250%	4/7/11	600	600
New York State Housing Finance Agency
Housing Revenue (20 River Terrace
Housing) VRDO	0.240%	4/7/11	200	200
New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.230%	4/7/11	500	500
New York State Housing Finance Agency
Housing Revenue (330 West 39th Street)
VRDO	0.230%	4/7/11	300	300
New York State Housing Finance Agency
Housing Revenue (70 Battery Place) VRDO	0.240%	4/7/11	100	100
New York State Housing Finance Agency
Housing Revenue (Clinton Green North)
VRDO	0.250%	4/7/11	300	300
North Texas Tollway Authority System
Revenue VRDO	0.220%	4/7/11	450	450
Oakland University of Michigan Revenue
VRDO	0.250%	4/7/11	100	100
Ohio Higher Educational Facility Commission
Revenue (University Hospitals Health
System Inc.) VRDO	0.220%	4/7/11	675	675
Ohio State University General Receipts
Revenue VRDO	0.180%	4/7/11	1,300	1,300
Ohio State University General Receipts
Revenue VRDO	0.190%	4/7/11	300	300
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System) VRDO	0.220%	4/7/11	500	500
Philadelphia PA Industrial Development
Authority Lease Revenue VRDO	0.240%	4/7/11	200	200
Pittsburgh PA Water & Sewer Authority
Revenue VRDO	0.250%	4/7/11	700	700
Salem OH Hospital Facilities Revenue (Salem
Community Hospital Project) VRDO	0.220%	4/7/11	155	155
South Carolina Transportation Infrastructure
Revenue VRDO	0.230%	4/7/11	500	500
Southern California Public Power Authority
Revenue (Palo Verde Project) VRDO	0.230%	4/7/11	100	100
Tarrant County TX Cultural Education
Facilities Finance Corp. Revenue
(CHRISTUS Health) VRDO	0.250%	4/7/11	200	200
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.250%	4/7/11	300	300
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.250%	4/7/11	500	500
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.250%	4/7/11	200	200
University of Alabama Birmingham Hospital
Revenue VRDO	0.250%	4/7/11	300	300
University of South Florida Financing Corp.
COP VRDO	0.250%	4/7/11	640	640
University of Texas Permanent University
Fund Revenue VRDO	0.170%	4/7/11	1,900	1,900

Vanguard Money Market Portfolio

University of Texas Revenue VRDO	0.180%	4/7/11	700	700
Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.230%	4/7/11	250	250
Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.230%	4/7/11	250	250
Virginia Small Business Financing Authority
Health Facilities Revenue (Bon Secours
Health System Inc.) VRDO	0.230%	4/7/11	100	100
Warren County KY Revenue (Western
Kentucky University Student Life
Foundation Inc. Project) VRDO	0.250%	4/7/11	200	200
Washington County PA Authority Revenue
(Girard Estate Project) VRDO	0.250%	4/7/11	100	100
Washington Health Care Facilities Authority
Revenue (MultiCare Health System) VRDO	0.220%	4/7/11	200	200
Washington Health Care Facilities Authority
Revenue (Swedish Health Services) VRDO	0.220%	4/7/11	250	250
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area
Medical Center Inc.) VRDO	0.230%	4/7/11	300	300
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care
Inc.) VRDO	0.230%	4/7/11	325	325
Total Tax-Exempt Municipal Bonds (Cost $40,515)				40,515
			Shares
Money Market Funds (1.8%)
6 Vanguard Municipal Cash Management Fund
(Cost $21,288)	0.219%		21,287,812	21,288
Total Investments (101.0%) (Cost $1,179,904)				1,179,904
Other Assets and Liabilities - Net (-1.0%)				(11,952)
Net Assets (100%)				1,167,952

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 Adjustable-rate security.
4 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At March 31, 2011, the aggregate value of these securities was $150,829,000, representing 12.9% of net assets.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the aggregate value of these securities was $345,000.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
GO—General Obligation Bond.

Vanguard Money Market Portfolio

A. Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The portfolio's investment in Vanguard Municipal Cash Management funds is valued based on Level 1 inputs. All of the portfolio's other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Total Bond Market Index Portfolio

Schedule of Investments
As of March 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (70.3%)
U.S. Government Securities (35.4%)
United States Treasury Note/Bond	1.000%	4/30/12	12,175	12,259
United States Treasury Note/Bond	4.500%	4/30/12	2,175	2,273
United States Treasury Note/Bond	1.375%	5/15/12	7,725	7,810
United States Treasury Note/Bond	0.750%	5/31/12	4,075	4,092
United States Treasury Note/Bond	4.750%	5/31/12	400	420
United States Treasury Note/Bond	0.625%	6/30/12	100	100
United States Treasury Note/Bond	4.875%	6/30/12	1,800	1,899
United States Treasury Note/Bond	1.500%	7/15/12	300	304
United States Treasury Note/Bond	0.625%	7/31/12	15,325	15,356
United States Treasury Note/Bond	4.625%	7/31/12	2,325	2,453
United States Treasury Note/Bond	1.750%	8/15/12	480	488
United States Treasury Note/Bond	0.375%	8/31/12	950	948
United States Treasury Note/Bond	1.375%	9/15/12	3,446	3,486
United States Treasury Note/Bond	0.375%	9/30/12	7,850	7,827
United States Treasury Note/Bond	4.250%	9/30/12	975	1,028
United States Treasury Note/Bond	1.375%	10/15/12	7,675	7,766
United States Treasury Note/Bond	3.875%	10/31/12	3,000	3,155
United States Treasury Note/Bond	1.375%	11/15/12	4,815	4,871
United States Treasury Note/Bond	4.000%	11/15/12	875	922
United States Treasury Note/Bond	0.500%	11/30/12	25	25
United States Treasury Note/Bond	3.375%	11/30/12	2,625	2,745
United States Treasury Note/Bond	1.125%	12/15/12	20,190	20,335
United States Treasury Note/Bond	0.625%	12/31/12	1,330	1,328
United States Treasury Note/Bond	1.375%	1/15/13	28,065	28,376
United States Treasury Note/Bond	0.625%	2/28/13	12,100	12,058
United States Treasury Note/Bond	2.750%	2/28/13	1,005	1,043
United States Treasury Note/Bond	1.375%	3/15/13	19,830	20,044
United States Treasury Note/Bond	0.750%	3/31/13	600	599
United States Treasury Note/Bond	1.375%	5/15/13	1,750	1,768
United States Treasury Note/Bond	3.625%	5/15/13	1,000	1,058
United States Treasury Note/Bond	3.500%	5/31/13	750	792
United States Treasury Note/Bond	1.125%	6/15/13	10,200	10,241
United States Treasury Note/Bond	3.375%	6/30/13	575	606
United States Treasury Note/Bond	1.000%	7/15/13	2,900	2,902
United States Treasury Note/Bond	3.375%	7/31/13	425	449
United States Treasury Note/Bond	0.750%	8/15/13	25,095	24,950
United States Treasury Note/Bond	3.125%	8/31/13	775	814
United States Treasury Note/Bond	0.750%	9/15/13	650	645
United States Treasury Note/Bond	3.125%	9/30/13	2,900	3,048
United States Treasury Note/Bond	0.500%	10/15/13	800	788
United States Treasury Note/Bond	2.750%	10/31/13	6,250	6,514
United States Treasury Note/Bond	0.500%	11/15/13	16,675	16,409
United States Treasury Note/Bond	4.250%	11/15/13	475	514
United States Treasury Note/Bond	2.000%	11/30/13	975	997
United States Treasury Note/Bond	0.750%	12/15/13	1,375	1,360
United States Treasury Note/Bond	1.500%	12/31/13	1,000	1,009
United States Treasury Note/Bond	1.000%	1/15/14	16,650	16,554
United States Treasury Note/Bond	1.750%	1/31/14	400	406
United States Treasury Note/Bond	1.250%	2/15/14	11,825	11,823

United States Treasury Note/Bond	1.875%	2/28/14	725	738
United States Treasury Note/Bond	1.250%	3/15/14	725	724
United States Treasury Note/Bond	1.750%	3/31/14	2,750	2,787
United States Treasury Note/Bond	2.625%	6/30/14	13,750	14,276
United States Treasury Note/Bond	2.625%	7/31/14	15,720	16,312
United States Treasury Note/Bond	2.375%	8/31/14	9,825	10,106
United States Treasury Note/Bond	2.375%	9/30/14	725	745
United States Treasury Note/Bond	2.375%	10/31/14	5,200	5,341
United States Treasury Note/Bond	4.250%	11/15/14	1,375	1,505
United States Treasury Note/Bond	2.125%	11/30/14	9,650	9,813
United States Treasury Note/Bond	2.250%	1/31/15	150	153
United States Treasury Note/Bond	4.000%	2/15/15	415	450
United States Treasury Note/Bond	11.250%	2/15/15	5,775	7,844
United States Treasury Note/Bond	2.375%	2/28/15	350	358
United States Treasury Note/Bond	2.500%	3/31/15	550	565
United States Treasury Note/Bond	2.500%	4/30/15	4,850	4,977
United States Treasury Note/Bond	2.125%	5/31/15	1,025	1,035
United States Treasury Note/Bond	1.875%	6/30/15	1,500	1,497
United States Treasury Note/Bond	10.625%	8/15/15	35	48
United States Treasury Note/Bond	1.250%	10/31/15	27,400	26,402
United States Treasury Note/Bond	9.875%	11/15/15	1,450	1,953
United States Treasury Note/Bond	1.375%	11/30/15	3,135	3,032
United States Treasury Note/Bond	2.125%	12/31/15	3,550	3,546
United States Treasury Note/Bond	4.500%	2/15/16	525	582
United States Treasury Note/Bond	9.250%	2/15/16	75	100
United States Treasury Note/Bond	2.125%	2/29/16	3,975	3,957
United States Treasury Note/Bond	2.625%	2/29/16	4,350	4,432
United States Treasury Note/Bond	2.375%	3/31/16	1,300	1,307
United States Treasury Note/Bond	2.625%	4/30/16	625	635
United States Treasury Note/Bond	5.125%	5/15/16	14,200	16,159
United States Treasury Note/Bond	7.250%	5/15/16	685	850
United States Treasury Note/Bond	3.250%	5/31/16	2,100	2,197
United States Treasury Note/Bond	3.250%	6/30/16	700	731
United States Treasury Note/Bond	3.250%	7/31/16	1,825	1,905
United States Treasury Note/Bond	4.875%	8/15/16	1,500	1,691
United States Treasury Note/Bond	3.000%	8/31/16	11,750	12,099
United States Treasury Note/Bond	3.000%	9/30/16	6,850	7,047
United States Treasury Note/Bond	3.125%	10/31/16	2,000	2,068
United States Treasury Note/Bond	4.625%	11/15/16	250	278
United States Treasury Note/Bond	7.500%	11/15/16	2,100	2,658
United States Treasury Note/Bond	3.250%	12/31/16	20,525	21,304
United States Treasury Note/Bond	3.125%	1/31/17	1,925	1,984
United States Treasury Note/Bond	4.625%	2/15/17	200	223
United States Treasury Note/Bond	3.000%	2/28/17	2,225	2,273
United States Treasury Note/Bond	3.250%	3/31/17	12,425	12,860
United States Treasury Note/Bond	4.500%	5/15/17	1,750	1,935
United States Treasury Note/Bond	8.750%	5/15/17	6,875	9,278
United States Treasury Note/Bond	2.500%	6/30/17	10,575	10,450
United States Treasury Note/Bond	4.750%	8/15/17	2,175	2,435
United States Treasury Note/Bond	8.875%	8/15/17	6,850	9,348
United States Treasury Note/Bond	1.875%	8/31/17	11,725	11,104
United States Treasury Note/Bond	1.875%	9/30/17	2,450	2,315
United States Treasury Note/Bond	2.750%	12/31/17	4,000	3,976
United States Treasury Note/Bond	2.625%	1/31/18	100	99
United States Treasury Note/Bond	2.750%	2/28/18	2,600	2,577
United States Treasury Note/Bond	2.875%	3/31/18	4,000	3,989
United States Treasury Note/Bond	3.875%	5/15/18	1,550	1,646
United States Treasury Note/Bond	9.125%	5/15/18	450	633

United States Treasury Note/Bond	4.000%	8/15/18	10,700	11,434
United States Treasury Note/Bond	3.750%	11/15/18	5,275	5,536
United States Treasury Note/Bond	8.875%	2/15/19	260	368
United States Treasury Note/Bond	3.125%	5/15/19	400	399
United States Treasury Note/Bond	3.625%	8/15/19	3,125	3,226
United States Treasury Note/Bond	8.125%	8/15/19	195	267
United States Treasury Note/Bond	3.375%	11/15/19	21,300	21,506
United States Treasury Note/Bond	3.625%	2/15/20	13,050	13,386
United States Treasury Note/Bond	8.500%	2/15/20	65	92
United States Treasury Note/Bond	3.500%	5/15/20	3,240	3,279
United States Treasury Note/Bond	2.625%	8/15/20	8,760	8,206
United States Treasury Note/Bond	8.750%	8/15/20	9,225	13,275
United States Treasury Note/Bond	2.625%	11/15/20	2,005	1,868
United States Treasury Note/Bond	3.625%	2/15/21	13,365	13,538
United States Treasury Note/Bond	7.875%	2/15/21	2,880	3,963
United States Treasury Note/Bond	8.125%	5/15/21	360	504
United States Treasury Note/Bond	8.000%	11/15/21	1,070	1,493
United States Treasury Note/Bond	7.625%	11/15/22	40	55
United States Treasury Note/Bond	7.125%	2/15/23	1,690	2,239
United States Treasury Note/Bond	6.250%	8/15/23	16,525	20,501
United States Treasury Note/Bond	6.875%	8/15/25	3,825	5,031
United States Treasury Note/Bond	6.000%	2/15/26	375	456
United States Treasury Note/Bond	6.750%	8/15/26	5	7
United States Treasury Note/Bond	6.500%	11/15/26	175	224
United States Treasury Note/Bond	6.625%	2/15/27	1,065	1,378
United States Treasury Note/Bond	6.375%	8/15/27	185	234
United States Treasury Note/Bond	5.500%	8/15/28	2,820	3,263
United States Treasury Note/Bond	5.250%	11/15/28	535	602
United States Treasury Note/Bond	5.250%	2/15/29	2,400	2,700
United States Treasury Note/Bond	6.125%	8/15/29	930	1,153
United States Treasury Note/Bond	6.250%	5/15/30	550	693
United States Treasury Note/Bond	4.500%	2/15/36	500	504
United States Treasury Note/Bond	4.750%	2/15/37	6,000	6,274
United States Treasury Note/Bond	5.000%	5/15/37	2,775	3,012
United States Treasury Note/Bond	4.375%	2/15/38	1,225	1,204
United States Treasury Note/Bond	3.500%	2/15/39	250	209
United States Treasury Note/Bond	4.250%	5/15/39	3,325	3,187
United States Treasury Note/Bond	4.500%	8/15/39	16,616	16,600
United States Treasury Note/Bond	4.375%	11/15/39	7,417	7,250
United States Treasury Note/Bond	4.625%	2/15/40	2,350	2,394
United States Treasury Note/Bond	4.375%	5/15/40	1,235	1,206
United States Treasury Note/Bond	3.875%	8/15/40	4,405	3,938
United States Treasury Note/Bond	4.250%	11/15/40	12,255	11,707
United States Treasury Note/Bond	4.750%	2/15/41	250	260
				737,610
Agency Bonds and Notes (6.4%)
1 Bank of America Corp.	2.100%	4/30/12	1,425	1,451
1 Bank of America Corp.	3.125%	6/15/12	700	722
1 Bank of America Corp.	2.375%	6/22/12	750	766
1 Citibank NA	1.875%	5/7/12	750	761
1 Citibank NA	1.750%	12/28/12	550	558
1 Citigroup Funding Inc.	2.125%	7/12/12	325	331
1 Citigroup Funding Inc.	1.875%	10/22/12	475	483
1 Citigroup Funding Inc.	2.250%	12/10/12	125	128
1 Citigroup Inc.	2.125%	4/30/12	1,250	1,272
Egypt Government AID Bonds	4.450%	9/15/15	650	706
2 Federal Agricultural Mortgage Corp.	1.250%	12/6/13	135	134

2 Federal Agricultural Mortgage Corp.	2.125%	9/15/15	75	74
2 Federal Farm Credit Bank	2.250%	4/24/12	2,675	2,728
2 Federal Farm Credit Bank	2.125%	6/18/12	375	383
2 Federal Farm Credit Bank	4.500%	10/17/12	100	106
2 Federal Farm Credit Bank	1.875%	12/7/12	250	255
2 Federal Farm Credit Bank	1.750%	2/21/13	225	229
2 Federal Farm Credit Bank	1.375%	6/25/13	150	151
2 Federal Farm Credit Bank	3.875%	10/7/13	150	160
2 Federal Farm Credit Bank	1.125%	2/27/14	200	198
2 Federal Farm Credit Bank	2.625%	4/17/14	250	259
2 Federal Farm Credit Bank	3.000%	9/22/14	300	313
2 Federal Farm Credit Bank	1.500%	11/16/15	200	193
2 Federal Farm Credit Bank	4.875%	12/16/15	175	195
2 Federal Farm Credit Bank	5.125%	8/25/16	225	253
2 Federal Farm Credit Bank	4.875%	1/17/17	250	278
2 Federal Farm Credit Bank	5.150%	11/15/19	500	556
2 Federal Home Loan Bank of Chicago	5.625%	6/13/16	75	81
2 Federal Home Loan Banks	2.250%	4/13/12	4,000	4,078
2 Federal Home Loan Banks	1.125%	5/18/12	250	252
2 Federal Home Loan Banks	1.375%	6/8/12	200	202
2 Federal Home Loan Banks	1.875%	6/20/12	950	967
2 Federal Home Loan Banks	0.875%	8/22/12	3,325	3,337
2 Federal Home Loan Banks	1.750%	8/22/12	1,475	1,498
2 Federal Home Loan Banks	1.625%	9/26/12	400	406
2 Federal Home Loan Banks	1.500%	1/16/13	1,850	1,873
2 Federal Home Loan Banks	3.375%	2/27/13	300	314
2 Federal Home Loan Banks	1.625%	3/20/13	225	228
2 Federal Home Loan Banks	1.000%	3/27/13	1,225	1,227
2 Federal Home Loan Banks	3.875%	6/14/13	175	186
2 Federal Home Loan Banks	1.875%	6/21/13	2,565	2,613
2 Federal Home Loan Banks	5.125%	8/14/13	530	580
2 Federal Home Loan Banks	4.000%	9/6/13	825	881
2 Federal Home Loan Banks	5.250%	9/13/13	875	960
2 Federal Home Loan Banks	4.500%	9/16/13	350	378
2 Federal Home Loan Banks	3.625%	10/18/13	475	504
2 Federal Home Loan Banks	4.875%	11/27/13	675	737
2 Federal Home Loan Banks	3.125%	12/13/13	600	628
2 Federal Home Loan Banks	0.875%	12/27/13	800	791
2 Federal Home Loan Banks	2.500%	6/13/14	375	386
2 Federal Home Loan Banks	5.500%	8/13/14	700	789
2 Federal Home Loan Banks	4.500%	11/14/14	350	382
2 Federal Home Loan Banks	2.750%	12/12/14	200	207
2 Federal Home Loan Banks	5.375%	5/18/16	1,800	2,052
2 Federal Home Loan Banks	5.125%	10/19/16	525	588
2 Federal Home Loan Banks	4.750%	12/16/16	1,200	1,327
2 Federal Home Loan Banks	4.875%	5/17/17	550	613
2 Federal Home Loan Banks	5.000%	11/17/17	225	252
2 Federal Home Loan Banks	5.375%	8/15/18	150	170
2 Federal Home Loan Banks	4.125%	3/13/20	175	180
2 Federal Home Loan Banks	5.250%	12/11/20	425	473
2 Federal Home Loan Banks	5.625%	6/11/21	35	40
2 Federal Home Loan Banks	5.500%	7/15/36	250	273
2 Federal Home Loan Mortgage Corp.	1.750%	6/15/12	800	813
2 Federal Home Loan Mortgage Corp.	5.125%	7/15/12	500	529
2 Federal Home Loan Mortgage Corp.	5.500%	8/20/12	2,000	2,135
2 Federal Home Loan Mortgage Corp.	1.000%	8/28/12	1,200	1,207
2 Federal Home Loan Mortgage Corp.	2.125%	9/21/12	4,250	4,342
2 Federal Home Loan Mortgage Corp.	4.625%	10/25/12	1,075	1,141

2 Federal Home Loan Mortgage Corp.	0.375%	11/30/12	500	497
2 Federal Home Loan Mortgage Corp.	4.125%	12/21/12	425	449
2 Federal Home Loan Mortgage Corp.	0.625%	12/28/12	1,150	1,147
2 Federal Home Loan Mortgage Corp.	0.750%	12/28/12	1,000	999
2 Federal Home Loan Mortgage Corp.	1.375%	1/9/13	650	657
2 Federal Home Loan Mortgage Corp.	0.750%	3/28/13	750	748
2 Federal Home Loan Mortgage Corp.	1.625%	4/15/13	3,500	3,549
2 Federal Home Loan Mortgage Corp.	3.750%	6/28/13	175	185
2 Federal Home Loan Mortgage Corp.	4.500%	7/15/13	275	296
2 Federal Home Loan Mortgage Corp.	4.125%	9/27/13	575	617
2 Federal Home Loan Mortgage Corp.	0.875%	10/28/13	300	297
2 Federal Home Loan Mortgage Corp.	4.875%	11/15/13	225	246
2 Federal Home Loan Mortgage Corp.	2.500%	1/7/14	275	284
2 Federal Home Loan Mortgage Corp.	4.500%	1/15/14	700	760
2 Federal Home Loan Mortgage Corp.	1.375%	2/25/14	1,075	1,074
2 Federal Home Loan Mortgage Corp.	2.500%	4/23/14	2,775	2,860
2 Federal Home Loan Mortgage Corp.	5.000%	7/15/14	2,225	2,465
2 Federal Home Loan Mortgage Corp.	3.000%	7/28/14	2,000	2,089
2 Federal Home Loan Mortgage Corp.	2.875%	2/9/15	575	596
2 Federal Home Loan Mortgage Corp.	1.750%	9/10/15	700	687
2 Federal Home Loan Mortgage Corp.	5.250%	4/18/16	625	707
2 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	375	429
2 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	200	225
2 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	550	610
2 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	1,250	1,285
2 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	400	505
2 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	1,525	1,942
2 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	250	304
2 Federal National Mortgage Assn.	1.000%	4/4/12	1,200	1,208
2 Federal National Mortgage Assn.	1.875%	4/20/12	325	330
2 Federal National Mortgage Assn.	4.875%	5/18/12	750	788
2 Federal National Mortgage Assn.	1.250%	6/22/12	70	71
2 Federal National Mortgage Assn.	1.125%	7/30/12	1,050	1,058
2 Federal National Mortgage Assn.	5.250%	8/1/12	150	159
2 Federal National Mortgage Assn.	4.375%	9/15/12	1,950	2,055
2 Federal National Mortgage Assn.	0.625%	9/24/12	400	400
2 Federal National Mortgage Assn.	0.375%	12/28/12	350	348
2 Federal National Mortgage Assn.	3.625%	2/12/13	2,350	2,469
2 Federal National Mortgage Assn.	4.750%	2/21/13	600	643
2 Federal National Mortgage Assn.	0.750%	2/26/13	900	898
2 Federal National Mortgage Assn.	4.375%	3/15/13	250	267
2 Federal National Mortgage Assn.	4.625%	5/1/13	750	803
2 Federal National Mortgage Assn.	1.750%	5/7/13	350	356
2 Federal National Mortgage Assn.	1.250%	8/20/13	275	276
2 Federal National Mortgage Assn.	4.625%	10/15/13	2,975	3,227
2 Federal National Mortgage Assn.	2.875%	12/11/13	325	339
2 Federal National Mortgage Assn.	0.750%	12/18/13	1,450	1,428
2 Federal National Mortgage Assn.	2.750%	2/5/14	1,500	1,557
2 Federal National Mortgage Assn.	1.250%	2/27/14	750	746
2 Federal National Mortgage Assn.	2.750%	3/13/14	2,425	2,517
2 Federal National Mortgage Assn.	2.500%	5/15/14	450	463
2 Federal National Mortgage Assn.	3.000%	9/16/14	450	470
2 Federal National Mortgage Assn.	4.625%	10/15/14	725	796
2 Federal National Mortgage Assn.	2.625%	11/20/14	2,900	2,987
2 Federal National Mortgage Assn.	2.375%	7/28/15	2,250	2,274
2 Federal National Mortgage Assn.	4.375%	10/15/15	1,725	1,881
2 Federal National Mortgage Assn.	1.625%	10/26/15	450	437
2 Federal National Mortgage Assn.	5.000%	3/15/16	150	168

2	Federal National Mortgage Assn.	2.375%	4/11/16	450	448
2	Federal National Mortgage Assn.	5.250%	9/15/16	1,150	1,301
2	Federal National Mortgage Assn.	4.875%	12/15/16	500	556
2	Federal National Mortgage Assn.	5.000%	2/13/17	1,925	2,151
2	Federal National Mortgage Assn.	5.000%	5/11/17	2,000	2,236
2	Federal National Mortgage Assn.	5.375%	6/12/17	1,000	1,138
2	Federal National Mortgage Assn.	6.250%	5/15/29	175	211
2	Federal National Mortgage Assn.	7.125%	1/15/30	925	1,218
2	Federal National Mortgage Assn.	7.250%	5/15/30	300	400
2	Federal National Mortgage Assn.	6.625%	11/15/30	300	377
2	Federal National Mortgage Assn.	5.625%	7/15/37	425	473
2	Financing Corp. Fico	9.650%	11/2/18	225	318
1	General Electric Capital Corp.	2.200%	6/8/12	900	918
1	General Electric Capital Corp.	2.125%	12/21/12	475	485
1	General Electric Capital Corp.	2.625%	12/28/12	350	361
1	Goldman Sachs Group Inc.	3.250%	6/15/12	625	645
	Israel Government AID Bond	5.500%	9/18/23	150	169
	Israel Government AID Bond	5.500%	12/4/23	50	56
	Israel Government AID Bond	5.500%	4/26/24	325	366
1	JPMorgan Chase & Co.	2.200%	6/15/12	500	510
1	JPMorgan Chase & Co.	2.125%	6/22/12	350	357
1	JPMorgan Chase & Co.	2.125%	12/26/12	825	844
1	Morgan Stanley	1.950%	6/20/12	725	738
	Private Export Funding Corp.	3.050%	10/15/14	250	259
	Private Export Funding Corp.	2.250%	12/15/17	125	117
	Private Export Funding Corp.	4.375%	3/15/19	200	213
	Private Export Funding Corp.	4.300%	12/15/21	100	102
1	State Street Corp.	2.150%	4/30/12	325	331
2	Tennessee Valley Authority	5.500%	7/18/17	275	314
2	Tennessee Valley Authority	4.500%	4/1/18	175	189
2	Tennessee Valley Authority	3.875%	2/15/21	250	251
2	Tennessee Valley Authority	6.750%	11/1/25	50	62
2	Tennessee Valley Authority	7.125%	5/1/30	1,000	1,309
2	Tennessee Valley Authority	4.650%	6/15/35	175	170
2	Tennessee Valley Authority	5.880%	4/1/36	250	286
2	Tennessee Valley Authority	5.500%	6/15/38	100	109
2	Tennessee Valley Authority	5.250%	9/15/39	225	235
2	Tennessee Valley Authority	4.875%	1/15/48	100	97
2	Tennessee Valley Authority	5.375%	4/1/56	50	53
2	Tennessee Valley Authority	4.625%	9/15/60	100	92
3	US Central Federal Credit Union	1.900%	10/19/12	250	254
1	Wells Fargo & Co.	2.125%	6/15/12	275	280
3	Western Corporate Federal Credit Union	1.750%	11/2/12	125	127
					133,317
Conventional Mortgage-Backed Securities (27.4%)
[2,4] Fannie Mae Pool		3.500%	2/1/26–4/1/41	15,821	15,614
[2,4] Fannie Mae Pool		4.000%	8/1/11–4/1/41	42,047	42,224
[2,4] Fannie Mae Pool		4.500%	9/1/11–4/1/41	41,586	42,986
[2,4] Fannie Mae Pool		5.000%	1/1/12–4/1/41	49,791	52,593
[2,4] Fannie Mae Pool		5.500%	9/1/14–4/1/41	47,732	51,512
[2,4] Fannie Mae Pool		6.000%	8/1/11–4/1/41	36,095	39,581
[2,4] Fannie Mae Pool		6.500%	5/1/11–4/1/41	11,059	12,505
[2,4] Fannie Mae Pool		7.000%	9/1/14–11/1/37	3,197	3,651
[2,4] Fannie Mae Pool		7.500%	11/1/11–7/1/32	189	218
[2,4] Fannie Mae Pool		8.000%	11/1/11–11/1/30	72	87
[2,4] Fannie Mae Pool		8.500%	7/1/22–4/1/31	33	37
[2,4] Fannie Mae Pool		9.000%	7/1/22–12/1/24	4	5

[2,4] Fannie Mae Pool	9.500%	12/1/18–2/1/25	5	6
[2,4] Fannie Mae Pool	10.000%	8/1/20–8/1/21	2	2
[2,4] Fannie Mae Pool	10.500%	8/1/20	—	1
[2,4] Freddie Mac Gold Pool	3.500%	4/1/26–1/1/41	7,925	7,899
[2,4] Freddie Mac Gold Pool	4.000%	9/1/13–4/1/41	28,060	28,197
[2,4] Freddie Mac Gold Pool	4.500%	1/1/18–4/1/41	31,369	32,325
[2,4] Freddie Mac Gold Pool	5.000%	10/1/17–4/1/41	33,696	35,491
[2,4] Freddie Mac Gold Pool	5.500%	12/1/13–2/1/41	36,203	38,851
[2,4] Freddie Mac Gold Pool	6.000%	5/1/12–2/1/41	22,014	24,064
[2,4] Freddie Mac Gold Pool	6.500%	3/1/12–4/1/39	6,293	7,095
[2,4] Freddie Mac Gold Pool	7.000%	2/1/12–2/1/37	1,596	1,828
[2,4] Freddie Mac Gold Pool	7.500%	11/1/11–12/1/30	124	140
[2,4] Freddie Mac Gold Pool	8.000%	12/1/15–7/1/30	114	131
[2,4] Freddie Mac Gold Pool	8.500%	3/1/23–11/1/30	55	64
[2,4] Freddie Mac Gold Pool	9.000%	5/1/27–5/1/30	6	7
[2,4] Freddie Mac Gold Pool	10.000%	3/1/17	2	3
[2,4] Freddie Mac Non Gold Pool	10.000%	11/1/19	1	1
[2,4] Ginnie Mae I Pool	3.500%	1/15/41–4/1/41	1,000	954
[2,4] Ginnie Mae I Pool	4.000%	4/15/39–4/1/41	10,379	10,390
[2,4] Ginnie Mae I Pool	4.500%	8/15/18–5/1/41	19,679	20,332
[2,4] Ginnie Mae I Pool	5.000%	1/15/18–10/15/39	18,167	19,332
[2,4] Ginnie Mae I Pool	5.500%	6/15/18–12/15/39	11,965	13,038
[2,4] Ginnie Mae I Pool	6.000%	4/15/11–9/15/40	7,431	8,283
[2,4] Ginnie Mae I Pool	6.500%	5/15/13–2/15/39	3,108	3,522
[2,4] Ginnie Mae I Pool	7.000%	11/15/11–1/15/32	301	347
[2,4] Ginnie Mae I Pool	7.500%	6/15/12–1/15/31	142	168
[2,4] Ginnie Mae I Pool	8.000%	2/15/22–10/15/30	100	110
[2,4] Ginnie Mae I Pool	8.500%	2/15/22–7/15/30	23	27
[2,4] Ginnie Mae I Pool	9.000%	4/15/16–7/15/30	19	23
[2,4] Ginnie Mae I Pool	9.500%	4/15/17–12/15/21	7	7
[2,4] Ginnie Mae I Pool	10.000%	5/15/20	1	1
[2,4] Ginnie Mae I Pool	10.500%	5/15/19	10	12
[2,4] Ginnie Mae II Pool	4.000%	12/20/40–2/20/41	5,030	5,041
[2,4] Ginnie Mae II Pool	4.500%	4/20/40–4/1/41	19,120	19,690
[2,4] Ginnie Mae II Pool	5.000%	3/20/18–4/1/41	16,377	17,402
[2,4] Ginnie Mae II Pool	5.500%	6/20/34–11/20/39	6,083	6,607
[2,4] Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	4,421	4,882
[2,4] Ginnie Mae II Pool	6.500% 12/20/35–12/20/37		1,568	1,773
[2,4] Ginnie Mae II Pool	7.000%	8/20/36–4/20/38	146	168
				569,227
Nonconventional Mortgage-Backed Securities (1.1%)
[2,4] Fannie Mae Pool	2.085%	1/1/36	87	90
[2,4] Fannie Mae Pool	2.323%	11/1/35	120	126
[2,4] Fannie Mae Pool	2.416%	12/1/35	332	350
[2,4] Fannie Mae Pool	2.447%	10/1/34	85	88
[2,4] Fannie Mae Pool	2.458%	11/1/34	99	103
[2,4] Fannie Mae Pool	2.478%	2/1/36	50	51
[2,4] Fannie Mae Pool	2.559%	12/1/35	366	382
[2,4] Fannie Mae Pool	2.562%	1/1/35	204	214
[2,4] Fannie Mae Pool	2.575%	12/1/40	242	244
[2,4] Fannie Mae Pool	2.582%	10/1/40	440	444
[2,4] Fannie Mae Pool	2.640%	9/1/34	34	35
[2,4] Fannie Mae Pool	2.685%	11/1/33	46	48
[2,4] Fannie Mae Pool	2.769%	4/1/36	182	191
[2,4] Fannie Mae Pool	2.875%	3/1/41	250	254
[2,4] Fannie Mae Pool	2.962%	12/1/40	199	199
[2,4] Fannie Mae Pool	3.070%	9/1/35	106	111

[2,4] Fannie Mae Pool	3.100%	12/1/40	342	349
[2,4] Fannie Mae Pool	3.153%	2/1/41	249	251
[2,4] Fannie Mae Pool	3.197%	8/1/40	403	413
[2,4] Fannie Mae Pool	3.202%	12/1/40	297	304
[2,4] Fannie Mae Pool	3.223%	9/1/40	432	443
[2,4] Fannie Mae Pool	3.258%	11/1/40	168	173
[2,4] Fannie Mae Pool	3.259%	10/1/40	390	400
[2,4] Fannie Mae Pool	3.292%	1/1/40	227	233
[2,4] Fannie Mae Pool	3.391%	5/1/40	196	202
[2,4] Fannie Mae Pool	3.530%	3/1/40	512	530
[2,4] Fannie Mae Pool	3.542%	8/1/35	414	424
[2,4] Fannie Mae Pool	4.269%	12/1/35	223	239
[2,4] Fannie Mae Pool	4.541%	11/1/34	184	193
[2,4] Fannie Mae Pool	4.614%	8/1/35	409	431
[2,4] Fannie Mae Pool	4.627%	9/1/34	122	132
[2,4] Fannie Mae Pool	4.797%	6/1/34	86	91
[2,4] Fannie Mae Pool	4.845%	8/1/37	321	339
[2,4] Fannie Mae Pool	5.032%	12/1/33	73	77
[2,4] Fannie Mae Pool	5.072%	3/1/37	164	172
[2,4] Fannie Mae Pool	5.114%	8/1/38	14	15
[2,4] Fannie Mae Pool	5.123%	3/1/38	230	245
[2,4] Fannie Mae Pool	5.266%	7/1/38	28	30
[2,4] Fannie Mae Pool	5.344%	12/1/35	201	215
[2,4] Fannie Mae Pool	5.381%	7/1/36	69	73
[2,4] Fannie Mae Pool	5.438%	1/1/37	122	129
[2,4] Fannie Mae Pool	5.561%	2/1/37	263	276
[2,4] Fannie Mae Pool	5.564%	9/1/36	83	86
[2,4] Fannie Mae Pool	5.587%	5/1/36	119	128
[2,4] Fannie Mae Pool	5.632%	3/1/37	119	125
[2,4] Fannie Mae Pool	5.633%	6/1/37	86	93
[2,4] Fannie Mae Pool	5.651%	3/1/37	475	499
[2,4] Fannie Mae Pool	5.668%	3/1/37	373	396
[2,4] Fannie Mae Pool	5.677%	2/1/37	312	335
[2,4] Fannie Mae Pool	5.706%	12/1/37	329	352
[2,4] Fannie Mae Pool	5.721%	4/1/37	155	166
[2,4] Fannie Mae Pool	5.725%	4/1/37	70	74
[2,4] Fannie Mae Pool	5.828%	9/1/36	383	398
[2,4] Fannie Mae Pool	5.887%	8/1/37	157	168
[2,4] Fannie Mae Pool	5.915%	10/1/37	202	215
[2,4] Fannie Mae Pool	5.918%	6/1/36	26	27
[2,4] Fannie Mae Pool	5.933%	11/1/36	299	320
[2,4] Fannie Mae Pool	6.320%	9/1/37	148	158
[2,4] Freddie Mac Non Gold Pool	2.477%	1/1/35	13	13
[2,4] Freddie Mac Non Gold Pool	2.489%	12/1/34	199	206
[2,4] Freddie Mac Non Gold Pool	2.583%	12/1/34	105	109
[2,4] Freddie Mac Non Gold Pool	2.652%	9/1/34	118	123
[2,4] Freddie Mac Non Gold Pool	2.658%	12/1/40	372	376
[2,4] Freddie Mac Non Gold Pool	2.699%	12/1/40	395	399
[2,4] Freddie Mac Non Gold Pool	2.770%	3/1/36	188	196
[2,4] Freddie Mac Non Gold Pool	2.789%	11/1/40	414	420
[2,4] Freddie Mac Non Gold Pool	2.819%	1/1/41	249	248
[2,4] Freddie Mac Non Gold Pool	2.990%	2/1/41	350	356
[2,4] Freddie Mac Non Gold Pool	3.084%	3/1/41	225	230
[2,4] Freddie Mac Non Gold Pool	3.154%	11/1/40	338	346
[2,4] Freddie Mac Non Gold Pool	3.294%	6/1/40	310	318
[2,4] Freddie Mac Non Gold Pool	3.333%	4/1/40	273	281
[2,4] Freddie Mac Non Gold Pool	3.373%	5/1/40	189	194
[2,4] Freddie Mac Non Gold Pool	3.433%	5/1/40	167	172

[2,4] Freddie Mac Non Gold Pool		3.561%	6/1/40	314	325
[2,4] Freddie Mac Non Gold Pool		3.598%	6/1/40	597	612
[2,4] Freddie Mac Non Gold Pool		3.631%	1/1/40	281	291
[2,4] Freddie Mac Non Gold Pool		4.594%	7/1/35	115	123
[2,4] Freddie Mac Non Gold Pool		4.610%	11/1/34	139	148
[2,4] Freddie Mac Non Gold Pool		5.025%	5/1/35	183	197
[2,4] Freddie Mac Non Gold Pool		5.258%	3/1/38	304	324
[2,4] Freddie Mac Non Gold Pool		5.331%	12/1/35	137	145
[2,4] Freddie Mac Non Gold Pool		5.414%	4/1/37	265	280
[2,4] Freddie Mac Non Gold Pool		5.422%	3/1/37	177	187
[2,4] Freddie Mac Non Gold Pool		5.513%	2/1/36	150	161
[2,4] Freddie Mac Non Gold Pool		5.542%	4/1/37	185	200
[2,4] Freddie Mac Non Gold Pool		5.571%	4/1/37	121	128
[2,4] Freddie Mac Non Gold Pool		5.639%	12/1/36	216	225
[2,4] Freddie Mac Non Gold Pool		5.710%	9/1/36	585	624
[2,4] Freddie Mac Non Gold Pool		5.713%	6/1/37	474	502
[2,4] Freddie Mac Non Gold Pool		5.771%	5/1/36	97	105
[2,4] Freddie Mac Non Gold Pool		5.824%	10/1/37	135	143
[2,4] Freddie Mac Non Gold Pool		5.849%	8/1/37	174	184
[2,4] Freddie Mac Non Gold Pool		5.857%	5/1/37	209	223
[2,4] Freddie Mac Non Gold Pool		5.870%	12/1/36	92	98
[2,4] Freddie Mac Non Gold Pool		5.997%	10/1/37	40	42
[2,4] Freddie Mac Non Gold Pool		6.108%	12/1/36	189	203
[2,4] Freddie Mac Non Gold Pool		6.185%	6/1/37	109	117
[2,4] Freddie Mac Non Gold Pool		6.405%	2/1/37	86	93
[2,4] Ginnie Mae II Pool		2.500%	1/20/41	273	272
[2,4] Ginnie Mae II Pool		2.500%	2/20/41	549	545
[2,4] Ginnie Mae II Pool		3.500%	1/20/41	224	231
[2,4] Ginnie Mae II Pool		4.500%	10/20/39	34	36
[2,4] Ginnie Mae II Pool		5.000%	10/20/38	58	62
					23,662
Total U.S. Government and Agency Obligations (Cost $1,432,484)					1,463,816
Asset-Backed/Commercial Mortgage-Backed Securities (3.3%)
4	Banc of America Commercial Mortgage Inc.	4.050%	11/10/38	21	21
4	Banc of America Commercial Mortgage Inc.	4.153%	11/10/38	50	52
4	Banc of America Commercial Mortgage Inc.	4.877%	7/10/42	510	542
[4,5] Banc of America Commercial Mortgage Inc.		5.071%	11/10/42	75	78
4	Banc of America Commercial Mortgage Inc.	4.727%	7/10/43	115	117
[4,5] Banc of America Commercial Mortgage Inc.		5.776%	5/10/45	85	85
4	Banc of America Commercial Mortgage Inc.	5.372%	9/10/45	475	510
[4,5] Banc of America Commercial Mortgage Inc.		5.421%	9/10/45	5	5
4	Banc of America Commercial Mortgage Inc.	5.115%	10/10/45	700	751
[4,5] Banc of America Commercial Mortgage Inc.		5.120%	10/10/45	700	713
[4,5] Banc of America Commercial Mortgage Inc.		5.176%	10/10/45	10	10
4	Banc of America Commercial Mortgage Inc.	5.634%	7/10/46	500	538
[4,5] Banc of America Commercial Mortgage Inc.		5.196%	9/10/47	50	52
[4,5] Banc of America Commercial Mortgage Inc.		5.196%	9/10/47	90	90
4	Banc of America Commercial Mortgage Inc.	5.414%	9/10/47	425	450
4	Banc of America Commercial Mortgage Inc.	5.448%	9/10/47	50	49
[4,5] Banc of America Commercial Mortgage Inc.		5.523%	1/15/49	75	63
[4,5] Banc of America Commercial Mortgage Inc.		6.202%	2/10/51	500	548
6	Banco Bilbao Vizcaya Argentaria SA	5.750%	7/20/17	225	232
6	Bank of Scotland plc	5.250%	2/21/17	375	386
4	Bear Stearns Commercial Mortgage
	Securities	5.610%	11/15/33	857	867
4	Bear Stearns Commercial Mortgage
	Securities	5.519%	4/12/38	175	188

[4,5] Bear Stearns Commercial Mortgage
	Securities	5.520%	4/12/38	125	129
4	Bear Stearns Commercial Mortgage
	Securities	4.830%	8/15/38	350	361
[4,5] Bear Stearns Commercial Mortgage
	Securities	5.762%	9/11/38	75	74
[4,5] Bear Stearns Commercial Mortgage
	Securities	5.762%	9/11/38	150	151
4	Bear Stearns Commercial Mortgage
	Securities	5.454%	3/11/39	125	134
4	Bear Stearns Commercial Mortgage
	Securities	4.680%	8/13/39	675	707
4	Bear Stearns Commercial Mortgage
	Securities	4.740%	3/13/40	200	209
4	Bear Stearns Commercial Mortgage
	Securities	5.665%	6/11/40	830	851
[4,5] Bear Stearns Commercial Mortgage
	Securities	5.718%	6/11/40	75	61
4	Bear Stearns Commercial Mortgage
	Securities	4.750%	6/11/41	110	108
4	Bear Stearns Commercial Mortgage
	Securities	5.582%	9/11/41	95	94
[4,5] Bear Stearns Commercial Mortgage
	Securities	5.568%	10/12/41	219	220
4	Bear Stearns Commercial Mortgage
	Securities	4.521%	11/11/41	150	153
4	Bear Stearns Commercial Mortgage
	Securities	4.868%	11/11/41	60	60
4	Bear Stearns Commercial Mortgage
	Securities	5.742%	9/11/42	825	889
4	Bear Stearns Commercial Mortgage
	Securities	5.793%	9/11/42	175	183
4	Bear Stearns Commercial Mortgage
	Securities	5.127%	10/12/42	335	339
4	Bear Stearns Commercial Mortgage
	Securities	5.149%	10/12/42	600	645
[4,5] Bear Stearns Commercial Mortgage
	Securities	5.513%	1/12/45	190	194
[4,5] Bear Stearns Commercial Mortgage
	Securities	5.566%	1/12/45	100	95
4	Bear Stearns Commercial Mortgage
	Securities	5.694%	6/11/50	150	161
[4,5] Bear Stearns Commercial Mortgage
	Securities	5.915%	6/11/50	200	200
4	Bear Stearns Commercial Mortgage
	Securities	5.613%	6/13/50	275	285
4	Bear Stearns Commercial Mortgage
	Securities	5.700%	6/13/50	400	423
4	Capital Auto Receivables Asset Trust	4.680%	10/15/12	165	168
4	Capital One Multi-Asset Execution Trust	5.050%	12/17/18	1,000	1,101
4	Capital One Multi-Asset Execution Trust	5.750%	7/15/20	185	210
4	CDC Commercial Mortgage Trust	5.676%	11/15/30	120	121
4	Chase Issuance Trust	4.650%	3/15/15	1,000	1,068
4	Chase Issuance Trust	5.400%	7/15/15	250	273
6	Cie de Financement Foncier	2.125%	4/22/13	150	151
4	Citibank Credit Card Issuance Trust	5.450%	5/10/13	115	116
4	Citibank Credit Card Issuance Trust	4.900%	6/23/16	525	575
4	Citibank Credit Card Issuance Trust	4.150%	7/7/17	100	106

4	Citibank Credit Card Issuance Trust	5.650%	9/20/19	125	141
4	Citigroup Commercial Mortgage Trust	4.830%	5/15/43	25	26
[4,5] Citigroup Commercial Mortgage Trust		5.733%	3/15/49	425	460
4	Citigroup Commercial Mortgage Trust	5.462%	10/15/49	100	98
4	Citigroup Commercial Mortgage Trust	5.482%	10/15/49	50	49
[4,5] Citigroup Commercial Mortgage Trust		5.698%	12/10/49	600	637
[4,5] Citigroup Commercial Mortgage Trust		5.698%	12/10/49	135	135
[4,5] Citigroup Commercial Mortgage Trust		5.822%	12/10/49	425	464
[4,5] Citigroup Commercial Mortgage Trust		5.822%	12/10/49	190	190
[4,5] Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.222%	7/15/44	25	26
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.222%	7/15/44	300	323
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.886%	11/15/44	500	532
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.648%	10/15/48	250	245
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.688%	10/15/48	75	68
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.205%	12/11/49	650	663
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.322%	12/11/49	100	103
[4,6] Commercial Mortgage Lease-Backed
	Certificates	6.746%	6/20/31	570	627
4	Commercial Mortgage Pass Through
	Certificates	4.084%	6/10/38	425	439
4	Commercial Mortgage Pass Through
	Certificates	4.715%	3/10/39	500	526
4	Commercial Mortgage Pass Through
	Certificates	5.116%	6/10/44	275	293
4	Commercial Mortgage Pass Through
	Certificates	5.768%	6/10/46	450	490
[4,5] Commercial Mortgage Pass Through
	Certificates	5.794%	6/10/46	100	101
4	Commercial Mortgage Pass Through
	Certificates	5.248%	12/10/46	146	149
[4,5] Commercial Mortgage Pass Through
	Certificates	5.815%	12/10/49	550	598
[4,5] Countrywide Home Loan Mortgage Pass
	Through Trust	2.915%	5/25/33	107	86
[4,5] Credit Suisse First Boston Mortgage
	Securities Corp.	4.750%	1/15/37	260	272
4	Credit Suisse First Boston Mortgage
	Securities Corp.	4.877%	4/15/37	25	25
[4,5] Credit Suisse First Boston Mortgage
	Securities Corp.	5.014%	2/15/38	130	138
[4,5] Credit Suisse First Boston Mortgage
	Securities Corp.	5.075%	2/15/38	85	85
4	Credit Suisse First Boston Mortgage
	Securities Corp.	3.936%	5/15/38	325	335
[4,5] Credit Suisse First Boston Mortgage
	Securities Corp.	5.100%	8/15/38	50	51
[4,5] Credit Suisse First Boston Mortgage
	Securities Corp.	5.190%	8/15/38	75	74
[4,5] Credit Suisse First Boston Mortgage
	Securities Corp.	5.230%	12/15/40	85	83
4	Credit Suisse Mortgage Capital Certificates	5.825%	6/15/38	30	30

4	Credit Suisse Mortgage Capital Certificates	5.825%	6/15/38	250	270
[4,5] Credit Suisse Mortgage Capital Certificates		5.441%	2/15/39	75	70
4	Credit Suisse Mortgage Capital Certificates	5.441%	2/15/39	175	187
[4,5] Credit Suisse Mortgage Capital Certificates		5.441%	2/15/39	200	202
[4,5] Credit Suisse Mortgage Capital Certificates		5.525%	6/15/39	200	208
4	Credit Suisse Mortgage Capital Certificates	5.509%	9/15/39	50	49
4	Credit Suisse Mortgage Capital Certificates	5.311%	12/15/39	150	156
4	Credit Suisse Mortgage Capital Certificates	5.383%	2/15/40	175	178
[4,5] CW Capital Cobalt Ltd.		5.816%	5/15/46	200	210
4	Daimler Chrysler Auto Trust	3.700%	6/8/12	14	14
4	Discover Card Master Trust	5.650%	12/15/15	600	657
4	Discover Card Master Trust	5.650%	3/16/20	225	254
[4,5] First Union Commercial Mortgage Trust		6.626%	10/15/35	94	98
4	First Union National Bank Commercial
	Mortgage	6.223%	12/12/33	252	256
4	Ford Credit Auto Owner Trust	4.370%	10/15/12	450	458
4	Ford Credit Auto Owner Trust	2.420%	11/15/14	125	128
4	Ford Credit Auto Owner Trust	2.150%	6/15/15	425	432
[4,5] GE Capital Commercial Mortgage Corp.		5.174%	3/10/44	175	180
[4,5] GE Capital Commercial Mortgage Corp.		5.174%	3/10/44	425	457
4	GMAC Commercial Mortgage Securities Inc.	4.079%	5/10/36	90	93
4	GMAC Commercial Mortgage Securities Inc.	4.908%	3/10/38	350	370
4	GMAC Commercial Mortgage Securities Inc.	4.646%	4/10/40	67	69
4	GMAC Commercial Mortgage Securities Inc.	4.864%	12/10/41	300	314
4	GMAC Commercial Mortgage Securities Inc.	4.754%	5/10/43	50	51
4	Greenwich Capital Commercial Funding Corp.	4.948%	1/11/35	100	104
4	Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	700	744
4	Greenwich Capital Commercial Funding Corp.	5.117%	4/10/37	224	226
4	Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	425	451
[4,5] Greenwich Capital Commercial Funding Corp.		5.277%	4/10/37	150	150
[4,5] Greenwich Capital Commercial Funding Corp.		5.890%	7/10/38	100	103
4	Greenwich Capital Commercial Funding Corp.	5.475%	3/10/39	50	49
4	Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	1,025	1,076
[4,5] Greenwich Capital Commercial Funding Corp.		4.859%	8/10/42	50	50
4	GS Mortgage Securities Corp. II	5.506%	4/10/38	231	233
[4,5] GS Mortgage Securities Corp. II		5.553%	4/10/38	350	375
[4,5] GS Mortgage Securities Corp. II		5.622%	4/10/38	150	148
4	GS Mortgage Securities Corp. II	5.396%	8/10/38	300	323
4	Honda Auto Receivables Owner Trust	4.880%	9/18/14	201	204
4	Honda Auto Receivables Owner Trust	1.800%	4/17/17	75	75
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.050%	12/12/34	200	209
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.200%	7/12/35	36	36
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.654%	1/12/37	75	77
[4,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.350%	8/12/37	50	51
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.824%	9/12/37	125	126
[4,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.879%	1/12/38	822	869
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.404%	1/12/39	150	157
[4,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.365%	6/12/41	500	538
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.697%	7/15/42	476	488

4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.780%	7/15/42	105	108
[4,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.321%	1/12/43	5	5
[4,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.441%	12/12/44	75	75
[4,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.490%	12/12/44	25	21
[4,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.244%	12/15/44	105	110
[4,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.323%	12/15/44	35	35
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.863%	4/15/45	275	301
[4,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.863%	4/15/45	90	84
[4,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.863%	4/15/45	40	41
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.593%	5/12/45	175	176
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.623%	5/12/45	50	46
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.440%	5/15/45	115	114
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.447%	5/15/45	200	209
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.440%	6/12/47	250	262
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.802%	6/15/49	349	361
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.817%	6/15/49	300	318
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.794%	2/12/51	525	557
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.855%	2/12/51	238	244
4	LB-UBS Commercial Mortgage Trust	4.786%	10/15/29	700	739
4	LB-UBS Commercial Mortgage Trust	4.742%	2/15/30	310	326
4	LB-UBS Commercial Mortgage Trust	4.553%	7/15/30	21	21
4	LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	250	268
4	LB-UBS Commercial Mortgage Trust	5.217%	2/15/31	75	75
4	LB-UBS Commercial Mortgage Trust	4.853%	9/15/31	475	494
4	LB-UBS Commercial Mortgage Trust	4.960%	12/15/31	100	105
4	LB-UBS Commercial Mortgage Trust	4.166%	5/15/32	575	598
[4,5] LB-UBS Commercial Mortgage Trust		5.124%	11/15/32	225	239
[4,5] LB-UBS Commercial Mortgage Trust		5.661%	3/15/39	475	512
4	LB-UBS Commercial Mortgage Trust	5.413%	9/15/39	60	60
4	LB-UBS Commercial Mortgage Trust	5.424%	2/15/40	75	79
4	LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	325	343
4	LB-UBS Commercial Mortgage Trust	5.455%	2/15/40	125	124
[4,5] LB-UBS Commercial Mortgage Trust		5.057%	9/15/40	50	50
[4,5] LB-UBS Commercial Mortgage Trust		5.276%	2/15/41	75	75
[4,5] LB-UBS Commercial Mortgage Trust		6.092%	4/15/41	130	130
4	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	600	642
4	Merrill Lynch Mortgage Trust	5.236%	11/12/35	275	289
4	Merrill Lynch Mortgage Trust	5.107%	7/12/38	20	21
4	Merrill Lynch Mortgage Trust	5.669%	5/12/39	200	217
[4,5] Merrill Lynch Mortgage Trust		5.669%	5/12/39	50	51

4	Merrill Lynch Mortgage Trust	5.782%	8/12/43	125	125
[4,5] Merrill Lynch Mortgage Trust		5.802%	8/12/43	75	72
[4,5] Merrill Lynch Mortgage Trust		5.291%	1/12/44	350	378
[4,5] Merrill Lynch Mortgage Trust		5.828%	6/12/50	85	81
[4,5] Merrill Lynch Mortgage Trust		5.828%	6/12/50	500	534
4	Merrill Lynch Mortgage Trust	5.690%	2/12/51	500	529
[4,5] Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.531%	2/12/39	25	25
4	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.908%	6/12/46	600	651
4	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.456%	7/12/46	85	83
4	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.378%	8/12/48	465	479
4	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.590%	9/12/49	260	266
4	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.700%	9/12/49	125	130
4	Morgan Stanley Capital I	4.970%	4/14/40	517	543
[4,5] Morgan Stanley Capital I		5.110%	6/15/40	465	497
4	Morgan Stanley Capital I	5.270%	6/13/41	200	214
[4,5] Morgan Stanley Capital I		5.806%	8/12/41	50	52
4	Morgan Stanley Capital I	5.360%	11/12/41	200	199
[4,5] Morgan Stanley Capital I		4.840%	12/13/41	35	35
4	Morgan Stanley Capital I	4.970%	12/15/41	425	448
4	Morgan Stanley Capital I	5.168%	1/14/42	125	133
[4,5] Morgan Stanley Capital I		5.646%	6/11/42	50	49
[4,5] Morgan Stanley Capital I		5.646%	6/11/42	150	164
4	Morgan Stanley Capital I	4.989%	8/13/42	225	238
[4,5] Morgan Stanley Capital I		5.073%	8/13/42	95	92
4	Morgan Stanley Capital I	5.230%	9/15/42	625	671
4	Morgan Stanley Capital I	5.726%	10/15/42	240	262
[4,5] Morgan Stanley Capital I		5.730%	10/15/42	100	99
[4,5] Morgan Stanley Capital I		5.730%	10/15/42	20	21
[4,5] Morgan Stanley Capital I		5.203%	11/14/42	400	431
4	Morgan Stanley Capital I	6.280%	1/11/43	475	527
4	Morgan Stanley Capital I	5.332%	12/15/43	200	210
[4,5] Morgan Stanley Capital I		5.402%	3/12/44	300	323
[4,5] Morgan Stanley Capital I		5.773%	7/12/44	125	128
[4,5] Morgan Stanley Capital I		5.793%	7/12/44	115	114
4	Morgan Stanley Capital I	4.660%	9/13/45	100	106
[4,5] Morgan Stanley Capital I		5.684%	4/15/49	125	115
[4,5] Morgan Stanley Capital I		5.692%	4/15/49	450	471
[4,5] Morgan Stanley Capital I		5.544%	11/12/49	100	98
4	Morgan Stanley Capital I	5.809%	12/12/49	425	458
[4,5] Morgan Stanley Capital I		6.110%	12/12/49	125	127
4	Morgan Stanley Capital I	5.090%	10/12/52	121	121
[4,5] Morgan Stanley Capital I		5.204%	10/12/52	150	151
4	Morgan Stanley Capital I	4.770%	7/15/56	85	84
4	Morgan Stanley Dean Witter Capital I	4.920%	3/12/35	700	732
4	Morgan Stanley Dean Witter Capital I	6.390%	10/15/35	207	210
4	Morgan Stanley Dean Witter Capital I	4.740%	11/13/36	515	537
4	Morgan Stanley Dean Witter Capital I	5.980%	1/15/39	808	839
6	Nationwide Building Society	5.500%	7/18/12	575	604
4	Nissan Auto Receivables Owner Trust	5.050%	11/17/14	175	181
6	Northern Rock Asset Management plc	5.625%	6/22/17	1,150	1,160
4	PG&E Energy Recovery Funding LLC	5.030%	3/25/14	196	201
4	PSE&G Transition Funding LLC	6.890%	12/15/17	600	707

6	Royal Bank of Canada	3.125%	4/14/15	225	231
[4,5] TIAA Seasoned Commercial Mortgage Trust		5.983%	8/15/39	85	86
4	USAA Auto Owner Trust	4.710%	2/18/14	350	357
4	Wachovia Bank Commercial Mortgage Trust	4.440%	11/15/34	367	372
[4,5] Wachovia Bank Commercial Mortgage Trust		5.125%	8/15/35	115	121
[4,5] Wachovia Bank Commercial Mortgage Trust		4.964%	11/15/35	325	344
4	Wachovia Bank Commercial Mortgage Trust	4.719%	1/15/41	27	27
4	Wachovia Bank Commercial Mortgage Trust	4.748%	2/15/41	425	450
4	Wachovia Bank Commercial Mortgage Trust	5.001%	7/15/41	103	103
[4,5] Wachovia Bank Commercial Mortgage Trust		5.307%	7/15/41	275	295
4	Wachovia Bank Commercial Mortgage Trust	4.803%	10/15/41	600	630
[4,5] Wachovia Bank Commercial Mortgage Trust		5.083%	3/15/42	250	267
[4,5] Wachovia Bank Commercial Mortgage Trust		5.224%	3/15/42	50	50
4	Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	175	188
[4,5] Wachovia Bank Commercial Mortgage Trust		5.739%	5/15/43	375	409
4	Wachovia Bank Commercial Mortgage Trust	4.699%	5/15/44	800	852
4	Wachovia Bank Commercial Mortgage Trust	4.750%	5/15/44	35	35
4	Wachovia Bank Commercial Mortgage Trust	4.793%	5/15/44	75	74
[4,5] Wachovia Bank Commercial Mortgage Trust		5.209%	10/15/44	35	35
[4,5] Wachovia Bank Commercial Mortgage Trust		5.209%	10/15/44	775	831
[4,5] Wachovia Bank Commercial Mortgage Trust		5.270%	12/15/44	500	528
[4,5] Wachovia Bank Commercial Mortgage Trust		5.320%	12/15/44	50	52
[4,5] Wachovia Bank Commercial Mortgage Trust		5.957%	6/15/45	34	35
[4,5] Wachovia Bank Commercial Mortgage Trust		5.765%	7/15/45	440	474
4	Wachovia Bank Commercial Mortgage Trust	5.313%	11/15/48	350	366
4	World Omni Auto Receivables Trust	3.940%	10/15/12	53	53
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $63,332)					69,242
Corporate Bonds (20.4%)
Finance (7.4%)
	Banking (4.9%)
	American Express Bank FSB	5.550%	10/17/12	250	265
	American Express Bank FSB	5.500%	4/16/13	350	375
	American Express Centurion Bank	5.950%	6/12/17	50	55
	American Express Centurion Bank	6.000%	9/13/17	625	694
	American Express Co.	7.250%	5/20/14	175	199
	American Express Co.	5.500%	9/12/16	100	109
	American Express Co.	6.150%	8/28/17	100	112
	American Express Co.	7.000%	3/19/18	675	789
	American Express Co.	8.125%	5/20/19	175	218
	American Express Co.	8.150%	3/19/38	50	67
4	American Express Co.	6.800%	9/1/66	200	203
	American Express Credit Corp.	5.875%	5/2/13	700	755
	American Express Credit Corp.	5.125%	8/25/14	50	54
	Banco Santander Chile	2.875%	11/13/12	50	50
6	BanColombia SA	4.250%	1/12/16	75	74
	Bank of America Corp.	5.375%	9/11/12	200	211
	Bank of America Corp.	4.875%	9/15/12	250	262
	Bank of America Corp.	4.875%	1/15/13	300	315
	Bank of America Corp.	4.900%	5/1/13	475	500
	Bank of America Corp.	7.375%	5/15/14	275	310
	Bank of America Corp.	5.375%	6/15/14	120	129
	Bank of America Corp.	5.125%	11/15/14	1,430	1,524
	Bank of America Corp.	4.500%	4/1/15	200	207
	Bank of America Corp.	4.750%	8/1/15	500	522
	Bank of America Corp.	3.700%	9/1/15	250	250
	Bank of America Corp.	5.250%	12/1/15	75	78
	Bank of America Corp.	3.625%	3/17/16	100	98

	Bank of America Corp.	6.500%	8/1/16	375	414
	Bank of America Corp.	5.750%	8/15/16	100	105
	Bank of America Corp.	5.420%	3/15/17	125	127
	Bank of America Corp.	5.750%	12/1/17	175	184
	Bank of America Corp.	5.650%	5/1/18	975	1,020
	Bank of America Corp.	7.625%	6/1/19	300	346
	Bank of America NA	5.300%	3/15/17	1,125	1,156
	Bank of Montreal	2.125%	6/28/13	150	153
	Bank of New York Mellon Corp.	6.375%	4/1/12	100	105
	Bank of New York Mellon Corp.	4.950%	11/1/12	300	318
	Bank of New York Mellon Corp.	4.500%	4/1/13	50	53
	Bank of New York Mellon Corp.	4.300%	5/15/14	150	160
	Bank of New York Mellon Corp.	4.950%	3/15/15	200	215
	Bank of New York Mellon Corp.	2.500%	1/15/16	450	446
	Bank of New York Mellon Corp.	5.450%	5/15/19	200	219
	Bank of Nova Scotia	2.250%	1/22/13	200	204
	Bank of Nova Scotia	2.375%	12/17/13	425	433
	Bank One Corp.	5.250%	1/30/13	50	53
	Bank One Corp.	4.900%	4/30/15	100	105
	Barclays Bank plc	2.500%	1/23/13	200	203
	Barclays Bank plc	5.200%	7/10/14	600	648
	Barclays Bank plc	3.900%	4/7/15	400	413
	Barclays Bank plc	5.000%	9/22/16	175	186
	Barclays Bank plc	5.125%	1/8/20	650	657
	BB&T Capital Trust II	6.750%	6/7/36	175	176
4	BB&T Capital Trust IV	6.820%	6/12/57	25	25
	BB&T Corp.	3.850%	7/27/12	125	129
	BB&T Corp.	4.750%	10/1/12	250	262
	BB&T Corp.	5.700%	4/30/14	75	83
	BB&T Corp.	5.200%	12/23/15	625	666
	BB&T Corp.	4.900%	6/30/17	75	79
	BB&T Corp.	6.850%	4/30/19	100	116
	Bear Stearns Cos. LLC	5.700%	11/15/14	550	605
	Bear Stearns Cos. LLC	5.300%	10/30/15	50	54
	Bear Stearns Cos. LLC	5.550%	1/22/17	650	689
	Bear Stearns Cos. LLC	6.400%	10/2/17	400	446
	Bear Stearns Cos. LLC	7.250%	2/1/18	325	378
	BNP Paribas	3.250%	3/11/15	50	51
	BNP Paribas	3.600%	2/23/16	525	525
	BNP Paribas	5.000%	1/15/21	200	202
	BNP Paribas / BNP Paribas US Medium-Term
	Note Program LLC	2.125%	12/21/12	400	405
	BNY Mellon NA	4.750%	12/15/14	50	54
	Branch Banking & Trust Co.	5.625%	9/15/16	175	191
	Canadian Imperial Bank of Commerce	1.450%	9/13/13	75	75
	Capital One Bank USA NA	8.800%	7/15/19	900	1,124
	Capital One Capital III	7.686%	8/15/36	125	128
	Capital One Capital IV	6.745%	2/17/37	75	75
	Capital One Capital V	10.250%	8/15/39	50	54
	Capital One Capital VI	8.875%	5/15/40	50	53
	Capital One Financial Corp.	5.500%	6/1/15	25	27
	Capital One Financial Corp.	6.150%	9/1/16	125	136
	Capital One Financial Corp.	5.250%	2/21/17	50	53
	Capital One Financial Corp.	6.750%	9/15/17	75	86
[4,6] Citicorp Lease Pass-Through Trust 1999-1		8.040%	12/15/19	500	572
	Citigroup Inc.	5.100%	9/29/11	425	434
	Citigroup Inc.	5.625%	8/27/12	325	342
	Citigroup Inc.	5.300%	10/17/12	1,050	1,107

Citigroup Inc.	5.500%	4/11/13	675	721
Citigroup Inc.	6.500%	8/19/13	500	546
Citigroup Inc.	6.000%	12/13/13	350	380
Citigroup Inc.	5.125%	5/5/14	100	106
Citigroup Inc.	6.375%	8/12/14	50	55
Citigroup Inc.	5.000%	9/15/14	975	1,012
Citigroup Inc.	5.500%	10/15/14	300	323
Citigroup Inc.	6.010%	1/15/15	200	218
Citigroup Inc.	4.750%	5/19/15	200	209
Citigroup Inc.	4.700%	5/29/15	50	52
Citigroup Inc.	4.587%	12/15/15	200	206
Citigroup Inc.	5.300%	1/7/16	225	239
Citigroup Inc.	6.000%	8/15/17	225	244
Citigroup Inc.	6.125%	11/21/17	575	626
Citigroup Inc.	6.125%	5/15/18	225	245
Citigroup Inc.	8.500%	5/22/19	300	368
Citigroup Inc.	5.375%	8/9/20	50	51
Citigroup Inc.	6.625%	6/15/32	100	102
Citigroup Inc.	5.875%	2/22/33	250	234
Citigroup Inc.	6.000%	10/31/33	325	306
Citigroup Inc.	6.125%	8/25/36	100	95
Citigroup Inc.	5.875%	5/29/37	325	317
Citigroup Inc.	6.875%	3/5/38	400	436
Citigroup Inc.	8.125%	7/15/39	575	722
Comerica Bank	5.750%	11/21/16	225	247
Comerica Bank	5.200%	8/22/17	75	79
Compass Bank	6.400%	10/1/17	75	79
Compass Bank	5.900%	4/1/26	50	48
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.125%	10/13/15	125	121
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.500%	1/11/21	525	530
6 Corestates Capital I	8.000%	12/15/26	600	614
Countrywide Financial Corp.	6.250%	5/15/16	125	133
Credit Suisse	5.000%	5/15/13	265	282
Credit Suisse	2.200%	1/14/14	675	677
Credit Suisse	3.500%	3/23/15	525	535
Credit Suisse	5.300%	8/13/19	250	261
Credit Suisse	4.375%	8/5/20	450	438
Credit Suisse AG	5.400%	1/14/20	675	680
4 Credit Suisse AG	5.860%	5/29/49	225	217
Credit Suisse USA Inc.	5.500%	8/15/13	200	217
Credit Suisse USA Inc.	5.125%	1/15/14	100	108
Credit Suisse USA Inc.	4.875%	1/15/15	635	682
Credit Suisse USA Inc.	5.125%	8/15/15	225	243
Deutsche Bank AG	5.375%	10/12/12	200	212
Deutsche Bank AG	2.375%	1/11/13	150	152
Deutsche Bank AG	4.875%	5/20/13	575	610
Deutsche Bank AG	3.450%	3/30/15	300	307
Deutsche Bank AG	3.250%	1/11/16	375	375
Deutsche Bank AG	6.000%	9/1/17	550	610
Deutsche Bank Financial LLC	5.375%	3/2/15	300	316
FIA Card Services NA	6.625%	6/15/12	100	105
Fifth Third Bancorp	3.625%	1/25/16	400	399
Fifth Third Bancorp	8.250%	3/1/38	225	267
4 Fifth Third Capital Trust IV	6.500%	4/15/37	300	291
First Horizon National Corp.	5.375%	12/15/15	25	26
First Niagara Financial Group Inc.	6.750%	3/19/20	50	54

First Tennessee Bank NA	5.050%	1/15/15	50	51
Golden West Financial Corp.	4.750%	10/1/12	75	79
Goldman Sachs Capital I	6.345%	2/15/34	400	387
4 Goldman Sachs Capital II	5.793%	12/29/49	200	172
Goldman Sachs Group Inc.	3.625%	8/1/12	250	258
Goldman Sachs Group Inc.	5.700%	9/1/12	50	53
Goldman Sachs Group Inc.	5.450%	11/1/12	275	292
Goldman Sachs Group Inc.	4.750%	7/15/13	1,225	1,296
Goldman Sachs Group Inc.	5.250%	10/15/13	225	242
Goldman Sachs Group Inc.	5.150%	1/15/14	135	145
Goldman Sachs Group Inc.	5.000%	10/1/14	175	187
Goldman Sachs Group Inc.	5.125%	1/15/15	640	683
Goldman Sachs Group Inc.	3.700%	8/1/15	550	554
Goldman Sachs Group Inc.	5.350%	1/15/16	575	614
Goldman Sachs Group Inc.	3.625%	2/7/16	125	124
Goldman Sachs Group Inc.	5.750%	10/1/16	425	460
Goldman Sachs Group Inc.	5.625%	1/15/17	450	472
Goldman Sachs Group Inc.	6.250%	9/1/17	475	519
Goldman Sachs Group Inc.	5.950%	1/18/18	825	881
Goldman Sachs Group Inc.	6.150%	4/1/18	200	216
Goldman Sachs Group Inc.	7.500%	2/15/19	75	87
Goldman Sachs Group Inc.	5.375%	3/15/20	125	127
Goldman Sachs Group Inc.	5.950%	1/15/27	300	294
Goldman Sachs Group Inc.	6.125%	2/15/33	125	126
Goldman Sachs Group Inc.	6.450%	5/1/36	125	121
Goldman Sachs Group Inc.	6.750%	10/1/37	1,575	1,589
Goldman Sachs Group Inc.	6.250%	2/1/41	450	447
6 HBOS plc	6.750%	5/21/18	150	145
HSBC Bank USA NA	4.875%	8/24/20	250	242
HSBC Bank USA NA	5.625%	8/15/35	250	237
HSBC Holdings plc	5.100%	4/5/21	450	451
HSBC Holdings plc	7.625%	5/17/32	100	107
HSBC Holdings plc	7.350%	11/27/32	100	105
HSBC Holdings plc	6.500%	5/2/36	500	509
HSBC Holdings plc	6.500%	9/15/37	450	453
HSBC Holdings plc	6.800%	6/1/38	50	52
Huntington BancShares Inc.	7.000%	12/15/20	25	27
JP Morgan Chase Capital XVII	5.850%	8/1/35	150	145
JP Morgan Chase Capital XVIII	6.950%	8/17/36	75	76
JP Morgan Chase Capital XX	6.550%	9/29/36	125	126
4 JP Morgan Chase Capital XXII	6.450%	1/15/87	225	224
JP Morgan Chase Capital XXV	6.800%	10/1/37	225	226
JPMorgan Chase & Co.	5.375%	10/1/12	675	715
JPMorgan Chase & Co.	5.750%	1/2/13	725	774
JPMorgan Chase & Co.	4.750%	5/1/13	475	505
JPMorgan Chase & Co.	1.650%	9/30/13	525	522
JPMorgan Chase & Co.	4.875%	3/15/14	230	243
JPMorgan Chase & Co.	5.125%	9/15/14	410	438
JPMorgan Chase & Co.	3.700%	1/20/15	250	256
JPMorgan Chase & Co.	4.750%	3/1/15	25	27
JPMorgan Chase & Co.	5.250%	5/1/15	425	454
JPMorgan Chase & Co.	5.150%	10/1/15	375	401
JPMorgan Chase & Co.	2.600%	1/15/16	150	144
JPMorgan Chase & Co.	3.450%	3/1/16	275	273
JPMorgan Chase & Co.	6.125%	6/27/17	75	82
JPMorgan Chase & Co.	6.000%	1/15/18	150	164
JPMorgan Chase & Co.	6.300%	4/23/19	675	743
JPMorgan Chase & Co.	4.400%	7/22/20	575	554

JPMorgan Chase & Co.	6.400%	5/15/38	950	1,050
JPMorgan Chase & Co.	5.500%	10/15/40	200	195
JPMorgan Chase Bank NA	5.875%	6/13/16	25	27
JPMorgan Chase Bank NA	6.000%	10/1/17	300	328
JPMorgan Chase Capital XXVII	7.000%	11/1/39	150	154
KeyBank NA	5.500%	9/17/12	175	184
KeyBank NA	4.950%	9/15/15	150	157
KeyBank NA	5.450%	3/3/16	150	159
KeyCorp	6.500%	5/14/13	150	163
KeyCorp	5.100%	3/24/21	25	25
Lloyds TSB Bank plc	4.875%	1/21/16	200	205
Lloyds TSB Bank plc	6.375%	1/21/21	575	596
M&I Marshall & Ilsley Bank	4.850%	6/16/15	275	285
Manufacturers & Traders Trust Co.	6.625%	12/4/17	200	225
4 Manufacturers & Traders Trust Co.	5.585%	12/28/20	150	145
MBNA Corp.	6.125%	3/1/13	125	134
MBNA Corp.	5.000%	6/15/15	50	52
Mellon Funding Corp.	5.000%	12/1/14	300	326
Merrill Lynch & Co. Inc.	6.050%	8/15/12	50	53
Merrill Lynch & Co. Inc.	5.450%	2/5/13	200	212
Merrill Lynch & Co. Inc.	6.150%	4/25/13	450	485
Merrill Lynch & Co. Inc.	5.000%	2/3/14	150	160
Merrill Lynch & Co. Inc.	5.450%	7/15/14	225	241
Merrill Lynch & Co. Inc.	5.000%	1/15/15	500	526
Merrill Lynch & Co. Inc.	6.050%	5/16/16	225	237
Merrill Lynch & Co. Inc.	5.700%	5/2/17	300	309
Merrill Lynch & Co. Inc.	6.400%	8/28/17	400	436
Merrill Lynch & Co. Inc.	6.875%	4/25/18	1,175	1,307
Merrill Lynch & Co. Inc.	6.500%	7/15/18	75	81
Merrill Lynch & Co. Inc.	6.220%	9/15/26	375	372
Merrill Lynch & Co. Inc.	6.110%	1/29/37	175	164
Merrill Lynch & Co. Inc.	7.750%	5/14/38	1,150	1,304
Morgan Stanley	6.600%	4/1/12	150	159
Morgan Stanley	5.750%	8/31/12	450	476
Morgan Stanley	5.300%	3/1/13	200	213
Morgan Stanley	2.875%	1/24/14	75	75
Morgan Stanley	4.750%	4/1/14	525	544
Morgan Stanley	6.000%	5/13/14	500	543
Morgan Stanley	4.200%	11/20/14	475	488
Morgan Stanley	4.100%	1/26/15	225	230
Morgan Stanley	6.000%	4/28/15	725	786
Morgan Stanley	5.375%	10/15/15	175	186
Morgan Stanley	3.450%	11/2/15	700	686
Morgan Stanley	5.750%	10/18/16	375	400
Morgan Stanley	5.450%	1/9/17	575	603
Morgan Stanley	5.550%	4/27/17	50	53
Morgan Stanley	5.950%	12/28/17	375	400
Morgan Stanley	6.625%	4/1/18	450	495
Morgan Stanley	7.300%	5/13/19	525	588
Morgan Stanley	5.625%	9/23/19	800	811
Morgan Stanley	5.500%	1/26/20	275	276
Morgan Stanley	5.500%	7/24/20	175	174
Morgan Stanley	5.750%	1/25/21	150	150
Morgan Stanley	6.250%	8/9/26	450	475
Morgan Stanley	7.250%	4/1/32	150	175
National City Corp.	4.900%	1/15/15	500	535
4 National City Preferred Capital Trust I	12.000%	12/31/49	125	141
North Fork Bancorporation Inc.	5.875%	8/15/12	150	157

	Northern Trust Corp.	5.500%	8/15/13	50	55
	Northern Trust Corp.	4.625%	5/1/14	100	108
	PNC Bank NA	4.875%	9/21/17	375	392
	PNC Bank NA	6.000%	12/7/17	100	109
	PNC Funding Corp.	3.625%	2/8/15	75	77
	PNC Funding Corp.	5.250%	11/15/15	100	107
	PNC Funding Corp.	5.625%	2/1/17	75	81
	PNC Funding Corp.	6.700%	6/10/19	25	29
	PNC Funding Corp.	5.125%	2/8/20	150	157
	PNC Funding Corp.	4.375%	8/11/20	225	222
	Royal Bank of Canada	2.100%	7/29/13	400	407
	Royal Bank of Canada	2.625%	12/15/15	150	149
	Royal Bank of Scotland Group plc	5.050%	1/8/15	125	125
	Royal Bank of Scotland Group plc	6.400%	10/21/19	650	666
	Royal Bank of Scotland plc	3.250%	1/11/14	275	278
6	Royal Bank of Scotland plc	4.875%	8/25/14	100	104
	Royal Bank of Scotland plc	4.875%	3/16/15	450	466
	Royal Bank of Scotland plc	3.950%	9/21/15	25	25
	Royal Bank of Scotland plc	5.625%	8/24/20	200	199
	Royal Bank of Scotland plc	6.125%	1/11/21	250	256
	Santander UK plc	7.950%	10/26/29	200	214
	SouthTrust Corp.	5.800%	6/15/14	50	54
	Sovereign Bank	8.750%	5/30/18	75	85
[4,6] Standard Chartered plc		6.409%	12/31/49	150	142
	State Street Corp.	2.875%	3/7/16	550	544
	State Street Corp.	4.956%	3/15/18	275	282
	Sumitomo Mitsui Banking Corp.	8.000%	6/15/12	445	477
	SunTrust Bank	7.250%	3/15/18	75	85
	SunTrust Banks Inc.	5.250%	11/5/12	100	105
	SunTrust Banks Inc.	3.600%	4/15/16	75	74
	SunTrust Banks Inc.	6.000%	9/11/17	50	55
4	SunTrust Capital VIII	6.100%	12/1/66	99	96
	UBS AG	2.250%	8/12/13	500	503
	UBS AG	2.250%	1/28/14	300	300
	UBS AG	7.000%	10/15/15	250	279
	UBS AG	7.375%	6/15/17	100	112
	UBS AG	5.875%	12/20/17	425	463
	UBS AG	5.750%	4/25/18	375	404
	UBS AG	4.875%	8/4/20	325	326
	UFJ Finance Aruba AEC	6.750%	7/15/13	150	165
	Union Bank NA	5.950%	5/11/16	100	107
	UnionBanCal Corp.	5.250%	12/16/13	50	53
	US Bancorp	2.000%	6/14/13	500	507
	US Bancorp	3.150%	3/4/15	50	51
	US Bancorp	3.442%	2/1/16	150	149
	US Bank NA	4.950%	10/30/14	600	647
	Wachovia Bank NA	4.875%	2/1/15	270	287
	Wachovia Bank NA	6.000%	11/15/17	200	221
	Wachovia Bank NA	5.850%	2/1/37	300	306
	Wachovia Bank NA	6.600%	1/15/38	225	253
	Wachovia Corp.	5.500%	5/1/13	350	377
	Wachovia Corp.	4.875%	2/15/14	180	191
	Wachovia Corp.	5.250%	8/1/14	75	80
	Wachovia Corp.	5.625%	10/15/16	125	135
	Wachovia Corp.	5.750%	6/15/17	425	468
	Wachovia Corp.	5.750%	2/1/18	300	330
	Wells Fargo & Co.	5.250%	10/23/12	200	212
	Wells Fargo & Co.	4.375%	1/31/13	275	289

Wells Fargo & Co.	4.950%	10/16/13	175	187
Wells Fargo & Co.	3.625%	4/15/15	425	438
Wells Fargo & Co.	3.676%	6/15/16	50	50
Wells Fargo & Co.	5.625%	12/11/17	375	407
Wells Fargo & Co.	4.600%	4/1/21	300	296
Wells Fargo & Co.	5.375%	2/7/35	200	203
Wells Fargo Bank NA	4.750%	2/9/15	1,475	1,563
Wells Fargo Bank NA	5.750%	5/16/16	125	136
Wells Fargo Bank NA	5.950%	8/26/36	200	206
4 Wells Fargo Capital XIII	7.700%	12/29/49	450	464
4 Wells Fargo Capital XV	9.750%	12/29/49	225	246
Westpac Banking Corp.	2.250%	11/19/12	250	254
Westpac Banking Corp.	4.200%	2/27/15	750	782
Westpac Banking Corp.	3.000%	8/4/15	275	273
Westpac Banking Corp.	4.875%	11/19/19	250	257

Brokerage (0.1%)
Ameriprise Financial Inc.	5.650%	11/15/15	125	140
Ameriprise Financial Inc.	5.300%	3/15/20	50	53
BlackRock Inc.	2.250%	12/10/12	150	153
BlackRock Inc.	3.500%	12/10/14	100	105
BlackRock Inc.	6.250%	9/15/17	100	114
Charles Schwab Corp.	4.950%	6/1/14	325	354
Franklin Resources Inc.	2.000%	5/20/13	175	177
Franklin Resources Inc.	3.125%	5/20/15	100	103
Jefferies Group Inc.	8.500%	7/15/19	25	29
Jefferies Group Inc.	6.875%	4/15/21	175	186
Jefferies Group Inc.	6.450%	6/8/27	375	371
Jefferies Group Inc.	6.250%	1/15/36	175	161
Lazard Group LLC	6.850%	6/15/17	325	346
Nomura Holdings Inc.	5.000%	3/4/15	175	178
Nomura Holdings Inc.	6.700%	3/4/20	200	213
TD Ameritrade Holding Corp.	2.950%	12/1/12	50	51
TD Ameritrade Holding Corp.	4.150%	12/1/14	75	78
TD Ameritrade Holding Corp.	5.600%	12/1/19	50	53

Finance Companies (0.8%)
Block Financial LLC	7.875%	1/15/13	25	27
^ Block Financial LLC	5.125%	10/30/14	150	154
GATX Corp.	4.750%	10/1/12	75	78
General Electric Capital Corp.	6.000%	6/15/12	450	477
General Electric Capital Corp.	3.500%	8/13/12	250	258
General Electric Capital Corp.	5.250%	10/19/12	750	795
General Electric Capital Corp.	2.800%	1/8/13	200	205
General Electric Capital Corp.	5.450%	1/15/13	75	80
General Electric Capital Corp.	4.800%	5/1/13	575	610
General Electric Capital Corp.	1.875%	9/16/13	625	624
General Electric Capital Corp.	2.100%	1/7/14	75	75
General Electric Capital Corp.	5.900%	5/13/14	50	55
General Electric Capital Corp.	5.500%	6/4/14	400	436
General Electric Capital Corp.	5.650%	6/9/14	125	136
General Electric Capital Corp.	3.750%	11/14/14	600	625
General Electric Capital Corp.	3.500%	6/29/15	800	817
General Electric Capital Corp.	4.375%	9/21/15	200	211
General Electric Capital Corp.	5.400%	2/15/17	300	324
General Electric Capital Corp.	5.625%	9/15/17	210	228
General Electric Capital Corp.	5.625%	5/1/18	1,290	1,397
General Electric Capital Corp.	6.000%	8/7/19	650	710

General Electric Capital Corp.	5.500%	1/8/20	75	79
General Electric Capital Corp.	5.550%	5/4/20	25	26
General Electric Capital Corp.	4.375%	9/16/20	150	145
General Electric Capital Corp.	5.300%	2/11/21	125	127
General Electric Capital Corp.	6.750%	3/15/32	1,175	1,283
General Electric Capital Corp.	6.150%	8/7/37	475	483
General Electric Capital Corp.	5.875%	1/14/38	675	666
General Electric Capital Corp.	6.875%	1/10/39	650	724
4 General Electric Capital Corp.	6.375%	11/15/67	400	410
4 HSBC Finance Capital Trust IX	5.911%	11/30/35	100	96
HSBC Finance Corp.	7.000%	5/15/12	300	319
HSBC Finance Corp.	6.375%	11/27/12	50	54
HSBC Finance Corp.	4.750%	7/15/13	75	80
HSBC Finance Corp.	5.250%	1/15/14	325	347
HSBC Finance Corp.	5.000%	6/30/15	275	295
HSBC Finance Corp.	5.500%	1/19/16	325	357
6 HSBC Finance Corp.	6.676%	1/15/21	640	663
SLM Corp.	5.375%	1/15/13	150	156
SLM Corp.	5.050%	11/14/14	450	456
SLM Corp.	6.250%	1/25/16	475	497
SLM Corp.	8.450%	6/15/18	300	337
SLM Corp.	8.000%	3/25/20	75	81
SLM Corp.	5.625%	8/1/33	275	232

Insurance (1.2%)
ACE Capital Trust II	9.700%	4/1/30	50	62
ACE INA Holdings Inc.	5.600%	5/15/15	175	191
ACE INA Holdings Inc.	2.600%	11/23/15	150	146
ACE INA Holdings Inc.	5.700%	2/15/17	100	109
ACE INA Holdings Inc.	5.800%	3/15/18	25	27
ACE INA Holdings Inc.	5.900%	6/15/19	25	28
Aetna Inc.	6.000%	6/15/16	75	84
Aetna Inc.	6.500%	9/15/18	150	172
Aetna Inc.	6.625%	6/15/36	250	277
Aetna Inc.	6.750%	12/15/37	100	112
Aflac Inc.	6.900%	12/17/39	25	26
Alleghany Corp.	5.625%	9/15/20	100	100
Allied World Assurance Co. Holdings Ltd.	7.500%	8/1/16	425	471
Allstate Corp.	5.000%	8/15/14	150	163
Allstate Corp.	6.125%	12/15/32	100	104
Allstate Corp.	5.550%	5/9/35	125	121
4 Allstate Corp.	6.125%	5/15/37	75	76
4 Allstate Corp.	6.500%	5/15/57	225	227
Allstate Life Global Funding Trusts	5.375%	4/30/13	75	81
Alterra Finance LLC	6.250%	9/30/20	55	55
American Financial Group Inc.	9.875%	6/15/19	50	61
American International Group Inc.	4.250%	5/15/13	250	258
American International Group Inc.	5.050%	10/1/15	225	232
American International Group Inc.	5.600%	10/18/16	150	156
American International Group Inc.	5.850%	1/16/18	75	78
American International Group Inc.	8.250%	8/15/18	75	88
American International Group Inc.	6.400%	12/15/20	210	224
American International Group Inc.	6.250%	5/1/36	900	890
American International Group Inc.	6.250%	3/15/37	125	114
4 American International Group Inc.	8.175%	5/15/58	575	618
AON Corp.	3.500%	9/30/15	125	126
AON Corp.	5.000%	9/30/20	75	75
AON Corp.	8.205%	1/1/27	25	28

AON Corp.	6.250%	9/30/40	100	103
Arch Capital Group Ltd.	7.350%	5/1/34	75	78
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	50	50
Assurant Inc.	5.625%	2/15/14	25	26
Assurant Inc.	6.750%	2/15/34	50	49
AXA SA	8.600%	12/15/30	375	440
Axis Capital Holdings Ltd.	5.750%	12/1/14	50	54
Axis Specialty Finance LLC	5.875%	6/1/20	575	577
Berkshire Hathaway Finance Corp.	4.000%	4/15/12	75	78
Berkshire Hathaway Finance Corp.	4.600%	5/15/13	300	320
Berkshire Hathaway Finance Corp.	5.000%	8/15/13	175	189
Berkshire Hathaway Finance Corp.	1.500%	1/10/14	75	75
Berkshire Hathaway Finance Corp.	4.850%	1/15/15	275	299
Berkshire Hathaway Finance Corp.	2.450%	12/15/15	25	25
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	475	523
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	125	125
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	75	79
Berkshire Hathaway Inc.	2.125%	2/11/13	125	128
Berkshire Hathaway Inc.	3.200%	2/11/15	225	231
Chubb Corp.	5.750%	5/15/18	50	55
Chubb Corp.	6.000%	5/11/37	125	131
Chubb Corp.	6.500%	5/15/38	50	56
4 Chubb Corp.	6.375%	3/29/67	325	342
CIGNA Corp.	5.125%	6/15/20	150	156
CIGNA Corp.	4.375%	12/15/20	75	73
CIGNA Corp.	7.875%	5/15/27	50	58
CIGNA Corp.	6.150%	11/15/36	50	51
CIGNA Corp.	5.875%	3/15/41	50	49
Cincinnati Financial Corp.	6.125%	11/1/34	150	145
CNA Financial Corp.	5.850%	12/15/14	100	107
CNA Financial Corp.	6.500%	8/15/16	175	191
CNA Financial Corp.	7.350%	11/15/19	25	28
CNA Financial Corp.	5.875%	8/15/20	75	77
Coventry Health Care Inc.	6.300%	8/15/14	325	345
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	75	74
Genworth Financial Inc.	5.750%	6/15/14	50	52
Genworth Financial Inc.	8.625%	12/15/16	275	306
Genworth Financial Inc.	7.200%	2/15/21	75	74
Genworth Financial Inc.	6.500%	6/15/34	150	134
Hartford Financial Services Group Inc.	5.500%	10/15/16	125	131
Hartford Financial Services Group Inc.	5.375%	3/15/17	100	104
Hartford Financial Services Group Inc.	6.000%	1/15/19	25	26
Hartford Financial Services Group Inc.	5.950%	10/15/36	50	47
HCC Insurance Holdings Inc.	6.300%	11/15/19	100	107
Humana Inc.	7.200%	6/15/18	200	226
Humana Inc.	8.150%	6/15/38	175	200
Lincoln National Corp.	5.650%	8/27/12	25	26
Lincoln National Corp.	6.150%	4/7/36	150	154
Lincoln National Corp.	7.000%	6/15/40	100	113
4 Lincoln National Corp.	7.000%	5/17/66	500	495
Loews Corp.	6.000%	2/1/35	50	50
Manulife Financial Corp.	3.400%	9/17/15	250	250
Manulife Financial Corp.	4.900%	9/17/20	275	269
Markel Corp.	7.125%	9/30/19	50	56
Marsh & McLennan Cos. Inc.	5.750%	9/15/15	200	216
Marsh & McLennan Cos. Inc.	9.250%	4/15/19	75	95
MetLife Inc.	5.375%	12/15/12	125	133
MetLife Inc.	5.000%	11/24/13	50	54

MetLife Inc.	2.375%	2/6/14	150	150
MetLife Inc.	5.000%	6/15/15	125	134
MetLife Inc.	7.717%	2/15/19	50	61
MetLife Inc.	4.750%	2/8/21	275	274
MetLife Inc.	6.500%	12/15/32	175	192
MetLife Inc.	6.375%	6/15/34	100	108
MetLife Inc.	5.700%	6/15/35	200	198
4 MetLife Inc.	6.400%	12/15/66	200	191
MetLife Inc.	5.875%	2/6/41	25	25
OneBeacon US Holdings Inc.	5.875%	5/15/13	75	80
PartnerRe Finance B LLC	5.500%	6/1/20	100	100
Principal Financial Group Inc.	6.050%	10/15/36	100	103
Principal Life Income Funding Trusts	5.300%	12/14/12	125	133
Principal Life Income Funding Trusts	5.300%	4/24/13	150	161
Principal Life Income Funding Trusts	5.100%	4/15/14	100	106
Progressive Corp.	6.625%	3/1/29	125	137
4 Progressive Corp.	6.700%	6/15/37	125	132
Protective Life Corp.	8.450%	10/15/39	25	28
Protective Life Secured Trusts	5.450%	9/28/12	50	53
Prudential Financial Inc.	5.800%	6/15/12	125	131
Prudential Financial Inc.	3.625%	9/17/12	350	362
Prudential Financial Inc.	5.150%	1/15/13	50	53
Prudential Financial Inc.	4.500%	7/15/13	200	210
Prudential Financial Inc.	4.750%	4/1/14	75	80
Prudential Financial Inc.	5.100%	9/20/14	125	135
Prudential Financial Inc.	6.200%	1/15/15	25	27
Prudential Financial Inc.	5.500%	3/15/16	25	27
Prudential Financial Inc.	6.100%	6/15/17	25	28
Prudential Financial Inc.	6.000%	12/1/17	225	247
Prudential Financial Inc.	5.375%	6/21/20	175	181
Prudential Financial Inc.	5.750%	7/15/33	50	49
Prudential Financial Inc.	5.400%	6/13/35	100	93
Prudential Financial Inc.	5.900%	3/17/36	125	125
Prudential Financial Inc.	6.625%	6/21/40	425	463
4 Reinsurance Group of America Inc.	6.750%	12/15/65	150	146
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	100	107
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	50	53
Swiss Re Solutions Holding Corp.	7.750%	6/15/30	50	57
Torchmark Corp.	6.375%	6/15/16	100	107
Transatlantic Holdings Inc.	8.000%	11/30/39	375	391
Travelers Cos. Inc.	6.250%	6/20/16	150	169
Travelers Cos. Inc.	5.750%	12/15/17	250	275
Travelers Cos. Inc.	5.900%	6/2/19	50	55
Travelers Cos. Inc.	3.900%	11/1/20	125	118
UnitedHealth Group Inc.	5.500%	11/15/12	175	187
UnitedHealth Group Inc.	4.875%	2/15/13	50	53
UnitedHealth Group Inc.	4.875%	4/1/13	50	53
UnitedHealth Group Inc.	5.000%	8/15/14	475	515
UnitedHealth Group Inc.	4.875%	3/15/15	50	54
UnitedHealth Group Inc.	6.000%	6/15/17	150	168
UnitedHealth Group Inc.	6.000%	2/15/18	125	139
UnitedHealth Group Inc.	6.500%	6/15/37	50	54
UnitedHealth Group Inc.	6.625%	11/15/37	125	136
UnitedHealth Group Inc.	6.875%	2/15/38	125	140
Unum Group	7.125%	9/30/16	100	112
Unum Group	5.625%	9/15/20	50	51
Validus Holdings Ltd.	8.875%	1/26/40	75	79
WellPoint Inc.	6.800%	8/1/12	150	161

WellPoint Inc.	5.000%	12/15/14	25	27
WellPoint Inc.	5.250%	1/15/16	50	55
WellPoint Inc.	5.875%	6/15/17	50	56
WellPoint Inc.	5.950%	12/15/34	375	383
WellPoint Inc.	5.850%	1/15/36	225	226
WellPoint Inc.	6.375%	6/15/37	50	54
WellPoint Inc.	5.800%	8/15/40	50	49
Willis North America Inc.	5.625%	7/15/15	225	239
Willis North America Inc.	7.000%	9/29/19	600	653
WR Berkley Corp.	5.375%	9/15/20	25	25
XL Group plc	5.250%	9/15/14	125	132
XL Group plc	6.250%	5/15/27	125	124

Other Finance (0.0%)
CME Group Inc.	5.400%	8/1/13	225	245
CME Group Inc.	5.750%	2/15/14	100	111
NASDAQ OMX Group Inc.	4.000%	1/15/15	75	74
NASDAQ OMX Group Inc.	5.550%	1/15/20	75	73
XTRA Finance Corp.	5.150%	4/1/17	375	405

Real Estate Investment Trusts (0.4%)
AMB Property LP	4.500%	8/15/17	25	25
AMB Property LP	6.625%	12/1/19	75	83
Arden Realty LP	5.250%	3/1/15	25	27
AvalonBay Communities Inc.	5.750%	9/15/16	50	56
Boston Properties LP	5.625%	4/15/15	200	218
Boston Properties LP	5.625%	11/15/20	225	240
Boston Properties LP	4.125%	5/15/21	100	95
Brandywine Operating Partnership LP	5.750%	4/1/12	42	43
Brandywine Operating Partnership LP	5.400%	11/1/14	50	53
Brandywine Operating Partnership LP	7.500%	5/15/15	75	85
Camden Property Trust	5.700%	5/15/17	100	109
CommonWealth REIT	6.250%	8/15/16	150	161
CommonWealth REIT	5.875%	9/15/20	100	102
Digital Realty Trust LP	4.500%	7/15/15	225	231
Duke Realty LP	5.950%	2/15/17	125	135
Duke Realty LP	8.250%	8/15/19	100	120
Duke Realty LP	6.750%	3/15/20	250	278
ERP Operating LP	5.500%	10/1/12	100	106
ERP Operating LP	5.250%	9/15/14	50	54
ERP Operating LP	5.125%	3/15/16	75	80
ERP Operating LP	5.375%	8/1/16	50	54
ERP Operating LP	5.750%	6/15/17	25	28
HCP Inc.	6.450%	6/25/12	50	53
HCP Inc.	5.650%	12/15/13	150	162
HCP Inc.	2.700%	2/1/14	125	125
HCP Inc.	3.750%	2/1/16	425	426
HCP Inc.	6.300%	9/15/16	100	110
HCP Inc.	6.700%	1/30/18	50	56
HCP Inc.	5.375%	2/1/21	25	25
HCP Inc.	6.750%	2/1/41	100	103
Health Care REIT Inc.	3.625%	3/15/16	25	25
Health Care REIT Inc.	6.200%	6/1/16	275	301
Health Care REIT Inc.	4.950%	1/15/21	75	72
Health Care REIT Inc.	5.250%	1/15/22	100	98
Health Care REIT Inc.	6.500%	3/15/41	25	24
Healthcare Realty Trust Inc.	5.125%	4/1/14	75	79
Healthcare Realty Trust Inc.	6.500%	1/17/17	50	55

Hospitality Properties Trust	7.875%	8/15/14	75	84
Hospitality Properties Trust	5.125%	2/15/15	150	155
Kilroy Realty LP	5.000%	11/3/15	100	101
Kimco Realty Corp.	5.783%	3/15/16	25	27
Kimco Realty Corp.	6.875%	10/1/19	50	57
Liberty Property LP	5.125%	3/2/15	250	267
Liberty Property LP	5.500%	12/15/16	50	54
Mack-Cali Realty LP	7.750%	8/15/19	50	60
National Retail Properties Inc.	6.875%	10/15/17	275	299
Nationwide Health Properties Inc.	6.250%	2/1/13	125	133
ProLogis	7.375%	10/30/19	175	198
ProLogis	6.875%	3/15/20	200	219
Realty Income Corp.	6.750%	8/15/19	150	170
Realty Income Corp.	5.750%	1/15/21	200	210
Senior Housing Properties Trust	4.300%	1/15/16	50	49
Simon Property Group LP	6.750%	5/15/14	175	196
Simon Property Group LP	5.750%	12/1/15	525	584
Simon Property Group LP	5.250%	12/1/16	250	271
Simon Property Group LP	5.875%	3/1/17	25	28
Simon Property Group LP	6.125%	5/30/18	225	252
Simon Property Group LP	5.650%	2/1/20	75	81
Simon Property Group LP	6.750%	2/1/40	25	28
Tanger Properties LP	6.150%	11/15/15	100	110
				154,695
Industrial (10.7%)
Basic Industry (1.1%)
Agrium Inc.	6.750%	1/15/19	200	230
Agrium Inc.	6.125%	1/15/41	25	26
Airgas Inc.	4.500%	9/15/14	50	52
Airgas Inc.	3.250%	10/1/15	150	149
Albemarle Corp.	4.500%	12/15/20	25	25
Alcoa Inc.	5.375%	1/15/13	200	213
Alcoa Inc.	6.000%	7/15/13	450	491
Alcoa Inc.	6.150%	8/15/20	425	449
Alcoa Inc.	5.900%	2/1/27	600	586
AngloGold Ashanti Holdings plc	5.375%	4/15/20	50	51
AngloGold Ashanti Holdings plc	6.500%	4/15/40	50	50
ArcelorMittal	5.375%	6/1/13	350	371
ArcelorMittal	9.000%	2/15/15	150	179
ArcelorMittal	3.750%	8/5/15	200	201
ArcelorMittal	3.750%	3/1/16	150	149
ArcelorMittal	6.125%	6/1/18	150	160
ArcelorMittal	9.850%	6/1/19	75	95
ArcelorMittal	5.250%	8/5/20	200	195
ArcelorMittal	5.500%	3/1/21	175	172
ArcelorMittal	7.000%	10/15/39	325	324
ArcelorMittal	6.750%	3/1/41	100	97
Barrick Gold Corp.	6.950%	4/1/19	175	209
Barrick Gold Finance Co.	4.875%	11/15/14	75	81
Barrick Gold Financeco LLC	6.125%	9/15/13	150	166
Barrick North America Finance LLC	6.800%	9/15/18	150	177
BHP Billiton Finance USA Ltd.	8.500%	12/1/12	200	223
BHP Billiton Finance USA Ltd.	4.800%	4/15/13	150	161
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	75	83
BHP Billiton Finance USA Ltd.	5.250%	12/15/15	50	56
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	100	112
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	400	473

Celulosa Arauco y Constitucion SA	5.625%	4/20/15	250	265
6 Celulosa Arauco y Constitucion SA	5.000%	1/21/21	25	25
Cliffs Natural Resources Inc.	5.900%	3/15/20	25	27
Cliffs Natural Resources Inc.	6.250%	10/1/40	225	222
Commercial Metals Co.	6.500%	7/15/17	50	51
Commercial Metals Co.	7.350%	8/15/18	150	157
Cytec Industries Inc.	8.950%	7/1/17	50	61
Dow Chemical Co.	4.850%	8/15/12	225	236
Dow Chemical Co.	6.000%	10/1/12	375	401
Dow Chemical Co.	7.600%	5/15/14	525	606
Dow Chemical Co.	5.900%	2/15/15	375	415
Dow Chemical Co.	2.500%	2/15/16	75	72
Dow Chemical Co.	5.700%	5/15/18	25	27
Dow Chemical Co.	4.250%	11/15/20	125	119
Dow Chemical Co.	7.375%	11/1/29	25	30
Dow Chemical Co.	9.400%	5/15/39	350	521
Eastman Chemical Co.	3.000%	12/15/15	50	50
Eastman Chemical Co.	5.500%	11/15/19	150	157
Eastman Chemical Co.	4.500%	1/15/21	75	73
EI du Pont de Nemours & Co.	4.750%	11/15/12	25	26
EI du Pont de Nemours & Co.	5.000%	7/15/13	175	189
EI du Pont de Nemours & Co.	1.950%	1/15/16	150	144
EI du Pont de Nemours & Co.	6.000%	7/15/18	275	312
EI du Pont de Nemours & Co.	4.625%	1/15/20	400	413
EI du Pont de Nemours & Co.	3.625%	1/15/21	250	237
EI du Pont de Nemours & Co.	6.500%	1/15/28	100	114
EI du Pont de Nemours & Co.	4.900%	1/15/41	150	139
Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/15	250	260
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	325	357
International Paper Co.	5.300%	4/1/15	75	81
International Paper Co.	7.950%	6/15/18	500	600
International Paper Co.	7.500%	8/15/21	950	1,110
International Paper Co.	7.300%	11/15/39	100	111
Lubrizol Corp.	5.500%	10/1/14	250	278
Monsanto Co.	7.375%	8/15/12	100	108
Monsanto Co.	5.875%	4/15/38	325	353
6 Mosaic Co.	7.625%	12/1/16	200	216
Newmont Mining Corp.	5.875%	4/1/35	100	101
Nucor Corp.	5.750%	12/1/17	25	28
Nucor Corp.	5.850%	6/1/18	150	170
Nucor Corp.	6.400%	12/1/37	75	85
Placer Dome Inc.	6.450%	10/15/35	75	80
Plum Creek Timberlands LP	5.875%	11/15/15	100	106
Plum Creek Timberlands LP	4.700%	3/15/21	75	72
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	150	156
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	175	170
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	125	130
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	175	175
PPG Industries Inc.	5.750%	3/15/13	100	108
PPG Industries Inc.	6.650%	3/15/18	250	290
Praxair Inc.	1.750%	11/15/12	50	51
Praxair Inc.	3.950%	6/1/13	200	212
Praxair Inc.	4.375%	3/31/14	75	80
Praxair Inc.	5.250%	11/15/14	50	55
Praxair Inc.	5.200%	3/15/17	25	28
Praxair Inc.	4.500%	8/15/19	50	52
Rio Tinto Alcan Inc.	4.875%	9/15/12	125	132
Rio Tinto Alcan Inc.	4.500%	5/15/13	125	133

Rio Tinto Alcan Inc.	5.200%	1/15/14	125	133
Rio Tinto Alcan Inc.	5.000%	6/1/15	25	27
Rio Tinto Alcan Inc.	6.125%	12/15/33	225	237
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	575	691
Rio Tinto Finance USA Ltd.	1.875%	11/2/15	150	144
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	150	172
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	300	393
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	75	70
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	75	90
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	75	70
Sherwin-Williams Co.	3.125%	12/15/14	75	78
Sigma-Aldrich Corp.	3.375%	11/1/20	50	47
Southern Copper Corp.	5.375%	4/16/20	75	77
Southern Copper Corp.	7.500%	7/27/35	150	161
Southern Copper Corp.	6.750%	4/16/40	125	127
Teck Resources Ltd.	9.750%	5/15/14	172	209
Teck Resources Ltd.	10.250%	5/15/16	250	301
Teck Resources Ltd.	10.750%	5/15/19	250	321
Teck Resources Ltd.	6.125%	10/1/35	200	205
Vale Canada Ltd.	7.750%	5/15/12	125	134
Vale Canada Ltd.	5.700%	10/15/15	125	137
Vale Overseas Ltd.	6.250%	1/23/17	50	56
Vale Overseas Ltd.	5.625%	9/15/19	175	183
Vale Overseas Ltd.	4.625%	9/15/20	275	267
Vale Overseas Ltd.	8.250%	1/17/34	50	61
Vale Overseas Ltd.	6.875%	11/21/36	275	293
Vale Overseas Ltd.	6.875%	11/10/39	550	587
Valspar Corp.	7.250%	6/15/19	25	28
Xstrata Canada Corp.	7.350%	6/5/12	75	80
Xstrata Canada Corp.	7.250%	7/15/12	50	53
Xstrata Canada Corp.	5.500%	6/15/17	200	213

Capital Goods (1.0%)
3M Co.	6.375%	2/15/28	100	114
3M Co.	5.700%	3/15/37	125	136
Acuity Brands Lighting Inc.	6.000%	12/15/19	50	52
Allied Waste North America Inc.	7.125%	5/15/16	50	52
Bemis Co. Inc.	4.875%	4/1/12	150	155
Boeing Capital Corp.	5.800%	1/15/13	75	81
Boeing Capital Corp.	3.250%	10/27/14	275	287
Boeing Co.	1.875%	11/20/12	150	152
Boeing Co.	3.500%	2/15/15	400	417
Boeing Co.	6.000%	3/15/19	25	29
Boeing Co.	4.875%	2/15/20	75	80
Boeing Co.	6.625%	2/15/38	150	175
Boeing Co.	5.875%	2/15/40	75	80
Caterpillar Financial Services Corp.	4.850%	12/7/12	350	372
Caterpillar Financial Services Corp.	4.250%	2/8/13	250	264
Caterpillar Financial Services Corp.	6.125%	2/17/14	275	309
Caterpillar Financial Services Corp.	1.650%	4/1/14	125	124
Caterpillar Financial Services Corp.	4.750%	2/17/15	250	272
Caterpillar Financial Services Corp.	2.650%	4/1/16	125	124
Caterpillar Financial Services Corp.	7.150%	2/15/19	525	639
Caterpillar Inc.	6.625%	7/15/28	75	90
Caterpillar Inc.	7.375%	3/1/97	175	204
Cooper US Inc.	5.250%	11/15/12	100	106
Cooper US Inc.	5.450%	4/1/15	75	82
CRH America Inc.	4.125%	1/15/16	50	50

CRH America Inc.	6.000%	9/30/16	225	243
CRH America Inc.	8.125%	7/15/18	400	467
CRH America Inc.	5.750%	1/15/21	75	77
Danaher Corp.	5.625%	1/15/18	75	83
Deere & Co.	6.950%	4/25/14	175	202
Deere & Co.	4.375%	10/16/19	175	182
Deere & Co.	5.375%	10/16/29	125	132
Deere & Co.	7.125%	3/3/31	100	125
Dover Corp.	5.450%	3/15/18	200	221
Dover Corp.	6.600%	3/15/38	75	88
Eaton Corp.	4.900%	5/15/13	100	107
Eaton Corp.	5.600%	5/15/18	50	55
Embraer Overseas Ltd.	6.375%	1/24/17	150	162
Emerson Electric Co.	4.625%	10/15/12	300	317
Emerson Electric Co.	5.250%	10/15/18	225	247
Emerson Electric Co.	4.875%	10/15/19	25	27
Emerson Electric Co.	4.250%	11/15/20	25	25
Emerson Electric Co.	6.000%	8/15/32	425	466
Emerson Electric Co.	5.250%	11/15/39	25	25
General Dynamics Corp.	4.250%	5/15/13	225	240
General Dynamics Corp.	5.250%	2/1/14	75	83
General Electric Co.	5.000%	2/1/13	850	905
General Electric Co.	5.250%	12/6/17	700	760
Goodrich Corp.	4.875%	3/1/20	400	415
Goodrich Corp.	3.600%	2/1/21	350	327
Harsco Corp.	5.750%	5/15/18	525	572
Honeywell International Inc.	4.250%	3/1/13	50	53
Honeywell International Inc.	5.300%	3/15/17	200	223
Honeywell International Inc.	5.700%	3/15/37	100	106
Illinois Tool Works Inc.	5.150%	4/1/14	175	193
Illinois Tool Works Inc.	6.250%	4/1/19	100	116
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	100	110
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	50	60
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	125	144
John Deere Capital Corp.	5.250%	10/1/12	125	133
John Deere Capital Corp.	4.950%	12/17/12	25	27
John Deere Capital Corp.	4.900%	9/9/13	275	298
John Deere Capital Corp.	2.950%	3/9/15	100	102
John Deere Capital Corp.	2.800%	9/18/17	275	268
John Deere Capital Corp.	5.750%	9/10/18	275	310
Joy Global Inc.	6.000%	11/15/16	50	54
L-3 Communications Corp.	5.200%	10/15/19	100	104
L-3 Communications Corp.	4.750%	7/15/20	75	75
L-3 Communications Corp.	4.950%	2/15/21	125	125
Lafarge SA	6.500%	7/15/16	200	212
Lafarge SA	7.125%	7/15/36	325	316
Lockheed Martin Corp.	4.121%	3/14/13	125	132
Lockheed Martin Corp.	6.150%	9/1/36	375	407
Lockheed Martin Corp.	5.500%	11/15/39	25	25
Martin Marietta Materials Inc.	6.600%	4/15/18	150	164
Northrop Grumman Corp.	5.050%	11/15/40	400	372
Owens Corning	6.500%	12/1/16	400	434
Parker Hannifin Corp.	5.500%	5/15/18	50	55
Parker Hannifin Corp.	3.500%	9/15/22	100	93
Parker Hannifin Corp.	6.250%	5/15/38	25	28
Raytheon Co.	4.400%	2/15/20	100	101
Raytheon Co.	3.125%	10/15/20	25	23
Raytheon Co.	7.200%	8/15/27	25	31

Republic Services Inc.	5.500%	9/15/19	425	455
Republic Services Inc.	5.000%	3/1/20	125	129
Republic Services Inc.	5.250%	11/15/21	175	183
Republic Services Inc.	6.086%	3/15/35	75	77
Republic Services Inc.	6.200%	3/1/40	125	131
Rockwell Automation Inc.	5.650%	12/1/17	25	28
Rockwell Automation Inc.	6.700%	1/15/28	50	57
Rockwell Automation Inc.	6.250%	12/1/37	100	109
Rockwell Collins Inc.	5.250%	7/15/19	25	27
Roper Industries Inc.	6.625%	8/15/13	250	276
Roper Industries Inc.	6.250%	9/1/19	75	82
Sonoco Products Co.	5.750%	11/1/40	100	98
Stanley Black & Decker Inc.	5.200%	9/1/40	125	119
Tyco International Finance SA	6.000%	11/15/13	50	55
Tyco International Finance SA	3.750%	1/15/18	25	25
Tyco International Finance SA	4.625%	1/15/23	25	25
Tyco International Ltd. / Tyco International
Finance SA	7.000%	12/15/19	325	391
United Technologies Corp.	6.100%	5/15/12	200	212
United Technologies Corp.	4.875%	5/1/15	125	138
United Technologies Corp.	5.375%	12/15/17	50	56
United Technologies Corp.	4.500%	4/15/20	100	104
United Technologies Corp.	6.700%	8/1/28	100	119
United Technologies Corp.	7.500%	9/15/29	125	161
United Technologies Corp.	5.400%	5/1/35	150	154
United Technologies Corp.	6.050%	6/1/36	225	248
United Technologies Corp.	6.125%	7/15/38	300	337
United Technologies Corp.	5.700%	4/15/40	100	106
Waste Management Inc.	5.000%	3/15/14	350	376
Waste Management Inc.	6.375%	3/11/15	175	198
Waste Management Inc.	4.600%	3/1/21	50	50
Waste Management Inc.	6.125%	11/30/39	200	207

Communication (2.2%)
America Movil SAB de CV	5.500%	3/1/14	50	55
6 America Movil SAB de CV	5.750%	1/15/15	196	216
America Movil SAB de CV	5.750%	1/15/15	100	110
America Movil SAB de CV	5.000%	10/16/19	400	413
America Movil SAB de CV	6.375%	3/1/35	175	188
America Movil SAB de CV	6.125%	11/15/37	150	158
America Movil SAB de CV	6.125%	3/30/40	50	53
American Tower Corp.	4.625%	4/1/15	325	337
American Tower Corp.	4.500%	1/15/18	225	220
AT&T Corp.	8.000%	11/15/31	506	633
AT&T Inc.	5.875%	8/15/12	135	144
AT&T Inc.	4.950%	1/15/13	225	240
AT&T Inc.	6.700%	11/15/13	175	197
AT&T Inc.	4.850%	2/15/14	575	621
AT&T Inc.	5.100%	9/15/14	450	492
AT&T Inc.	2.500%	8/15/15	600	594
AT&T Inc.	5.625%	6/15/16	400	446
AT&T Inc.	5.500%	2/1/18	75	82
AT&T Inc.	5.600%	5/15/18	425	465
AT&T Inc.	5.800%	2/15/19	150	166
AT&T Inc.	6.450%	6/15/34	75	78
AT&T Inc.	6.500%	9/1/37	450	465
AT&T Inc.	6.300%	1/15/38	725	730
AT&T Inc.	6.400%	5/15/38	25	26

AT&T Inc.	6.550%	2/15/39	50	52
6 AT&T Inc.	5.350%	9/1/40	631	563
AT&T Mobility LLC	7.125%	12/15/31	225	261
Bellsouth Capital Funding Corp.	7.875%	2/15/30	175	209
BellSouth Corp.	5.200%	9/15/14	125	136
BellSouth Corp.	5.200%	12/15/16	75	82
BellSouth Corp.	6.875%	10/15/31	125	136
BellSouth Corp.	6.550%	6/15/34	225	235
BellSouth Corp.	6.000%	11/15/34	260	253
BellSouth Telecommunications Inc.	6.375%	6/1/28	70	74
British Telecommunications plc	5.950%	1/15/18	300	331
British Telecommunications plc	9.875%	12/15/30	350	484
CBS Corp.	8.875%	5/15/19	175	220
CBS Corp.	5.750%	4/15/20	115	122
CBS Corp.	4.300%	2/15/21	275	259
Cellco Partnership / Verizon Wireless Capital
LLC	7.375%	11/15/13	450	513
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	575	631
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	600	769
CenturyLink Inc.	5.000%	2/15/15	50	53
CenturyLink Inc.	6.150%	9/15/19	275	287
CenturyLink Inc.	7.600%	9/15/39	125	133
Comcast Cable Communications Holdings
Inc.	8.375%	3/15/13	110	124
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	139	188
Comcast Cable Communications LLC	8.875%	5/1/17	500	625
Comcast Corp.	5.300%	1/15/14	325	354
Comcast Corp.	5.900%	3/15/16	100	111
Comcast Corp.	6.300%	11/15/17	50	56
Comcast Corp.	5.875%	2/15/18	325	358
Comcast Corp.	5.700%	5/15/18	175	191
Comcast Corp.	5.700%	7/1/19	250	271
Comcast Corp.	5.150%	3/1/20	400	415
Comcast Corp.	5.650%	6/15/35	400	375
Comcast Corp.	6.500%	11/15/35	750	771
Comcast Corp.	6.450%	3/15/37	75	77
Comcast Corp.	6.950%	8/15/37	150	163
Comcast Corp.	6.400%	3/1/40	75	76
COX Communications Inc.	7.125%	10/1/12	50	54
COX Communications Inc.	5.450%	12/15/14	500	550
COX Communications Inc.	5.500%	10/1/15	125	137
Deutsche Telekom International Finance BV	5.875%	8/20/13	175	192
Deutsche Telekom International Finance BV	4.875%	7/8/14	75	81
Deutsche Telekom International Finance BV	5.750%	3/23/16	400	448
Deutsche Telekom International Finance BV	6.000%	7/8/19	150	170
Deutsche Telekom International Finance BV	8.750%	6/15/30	425	554
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.750%	10/1/14	50	54
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.550%	3/15/15	125	128
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	7.625%	5/15/16	50	55
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.875%	10/1/19	925	1,000
Discovery Communications LLC	5.050%	6/1/20	200	208

Embarq Corp.	7.082%	6/1/16	350	398
Embarq Corp.	7.995%	6/1/36	50	56
France Telecom SA	2.125%	9/16/15	175	171
France Telecom SA	8.500%	3/1/31	425	571
Grupo Televisa SA	6.625%	3/18/25	100	110
Grupo Televisa SA	6.625%	1/15/40	75	81
McGraw-Hill Cos. Inc.	5.375%	11/15/12	125	131
McGraw-Hill Cos. Inc.	5.900%	11/15/17	150	163
McGraw-Hill Cos. Inc.	6.550%	11/15/37	150	156
6 NBCUniversal Media LLC	2.100%	4/1/14	150	149
6 NBCUniversal Media LLC	3.650%	4/30/15	175	179
6 NBCUniversal Media LLC	2.875%	4/1/16	175	170
6 NBCUniversal Media LLC	5.150%	4/30/20	125	128
6 NBCUniversal Media LLC	4.375%	4/1/21	175	169
6 NBCUniversal Media LLC	6.400%	4/30/40	300	310
6 NBCUniversal Media LLC	5.950%	4/1/41	150	146
New Cingular Wireless Services Inc.	8.125%	5/1/12	475	511
New Cingular Wireless Services Inc.	8.750%	3/1/31	100	139
News America Inc.	9.250%	2/1/13	100	114
News America Inc.	5.300%	12/15/14	250	275
6 News America Inc.	4.500%	2/15/21	25	25
News America Inc.	6.550%	3/15/33	300	313
News America Inc.	6.200%	12/15/34	600	600
News America Inc.	6.400%	12/15/35	290	296
News America Inc.	8.150%	10/17/36	175	213
6 News America Inc.	6.150%	2/15/41	275	272
Omnicom Group Inc.	5.900%	4/15/16	25	28
Omnicom Group Inc.	4.450%	8/15/20	300	294
Pacific Bell Telephone Co.	7.125%	3/15/26	50	57
Qwest Corp.	7.500%	10/1/14	200	228
Qwest Corp.	8.375%	5/1/16	350	416
Qwest Corp.	6.500%	6/1/17	100	110
Qwest Corp.	7.500%	6/15/23	100	100
Qwest Corp.	7.250%	9/15/25	25	26
Qwest Corp.	6.875%	9/15/33	275	274
Qwest Corp.	7.125%	11/15/43	100	98
Reed Elsevier Capital Inc.	4.625%	6/15/12	25	26
Reed Elsevier Capital Inc.	7.750%	1/15/14	100	114
Reed Elsevier Capital Inc.	8.625%	1/15/19	125	158
Rogers Communications Inc.	6.375%	3/1/14	450	504
Rogers Communications Inc.	5.500%	3/15/14	150	164
Rogers Communications Inc.	6.800%	8/15/18	150	174
RR Donnelley & Sons Co.	4.950%	4/1/14	25	26
RR Donnelley & Sons Co.	5.500%	5/15/15	50	52
RR Donnelley & Sons Co.	8.600%	8/15/16	275	314
RR Donnelley & Sons Co.	7.625%	6/15/20	125	131
Telecom Italia Capital SA	5.250%	11/15/13	120	127
Telecom Italia Capital SA	6.175%	6/18/14	75	80
Telecom Italia Capital SA	4.950%	9/30/14	175	182
Telecom Italia Capital SA	5.250%	10/1/15	275	284
Telecom Italia Capital SA	7.175%	6/18/19	100	109
Telecom Italia Capital SA	6.375%	11/15/33	85	79
Telecom Italia Capital SA	6.000%	9/30/34	25	23
Telecom Italia Capital SA	7.200%	7/18/36	100	100
Telecom Italia Capital SA	7.721%	6/4/38	775	824
Telefonica Emisiones SAU	2.582%	4/26/13	100	101
Telefonica Emisiones SAU	3.729%	4/27/15	100	101
Telefonica Emisiones SAU	3.992%	2/16/16	200	200

Telefonica Emisiones SAU	6.421%	6/20/16	450	498
Telefonica Emisiones SAU	5.877%	7/15/19	100	105
Telefonica Emisiones SAU	5.134%	4/27/20	225	223
Telefonica Emisiones SAU	5.462%	2/16/21	75	76
Telefonica Emisiones SAU	7.045%	6/20/36	425	458
Telefonica Europe BV	8.250%	9/15/30	200	243
Thomson Reuters Corp.	5.700%	10/1/14	125	139
Thomson Reuters Corp.	4.700%	10/15/19	300	313
Thomson Reuters Corp.	5.500%	8/15/35	200	197
Thomson Reuters Corp.	5.850%	4/15/40	150	154
Time Warner Cable Inc.	5.400%	7/2/12	150	158
Time Warner Cable Inc.	6.200%	7/1/13	150	165
Time Warner Cable Inc.	7.500%	4/1/14	100	115
Time Warner Cable Inc.	3.500%	2/1/15	150	153
Time Warner Cable Inc.	5.850%	5/1/17	675	737
Time Warner Cable Inc.	6.750%	7/1/18	850	965
Time Warner Cable Inc.	8.250%	4/1/19	225	274
Time Warner Cable Inc.	5.000%	2/1/20	475	479
Time Warner Cable Inc.	6.550%	5/1/37	200	203
Time Warner Cable Inc.	6.750%	6/15/39	200	208
Time Warner Cable Inc.	5.875%	11/15/40	200	187
Time Warner Entertainment Co. LP	8.375%	3/15/23	175	216
Time Warner Entertainment Co. LP	8.375%	7/15/33	100	122
United States Cellular Corp.	6.700%	12/15/33	75	72
Verizon Communications Inc.	4.350%	2/15/13	25	26
Verizon Communications Inc.	5.250%	4/15/13	250	269
Verizon Communications Inc.	5.550%	2/15/16	250	277
Verizon Communications Inc.	3.000%	4/1/16	25	25
Verizon Communications Inc.	5.500%	2/15/18	600	654
Verizon Communications Inc.	6.100%	4/15/18	50	56
Verizon Communications Inc.	8.750%	11/1/18	600	767
Verizon Communications Inc.	6.350%	4/1/19	200	227
Verizon Communications Inc.	4.600%	4/1/21	25	25
Verizon Communications Inc.	5.850%	9/15/35	425	419
Verizon Communications Inc.	6.250%	4/1/37	60	62
Verizon Communications Inc.	6.400%	2/15/38	125	131
Verizon Communications Inc.	6.900%	4/15/38	290	321
Verizon Communications Inc.	8.950%	3/1/39	500	684
Verizon Global Funding Corp.	6.875%	6/15/12	900	961
Verizon Global Funding Corp.	4.375%	6/1/13	25	27
Verizon Global Funding Corp.	7.750%	12/1/30	425	513
Verizon New York Inc.	6.875%	4/1/12	75	79
Verizon Virginia Inc.	4.625%	3/15/13	100	105
Vodafone Group plc	5.000%	12/16/13	400	434
Vodafone Group plc	5.375%	1/30/15	500	550
Vodafone Group plc	5.000%	9/15/15	50	54
Vodafone Group plc	5.750%	3/15/16	100	112
Vodafone Group plc	5.625%	2/27/17	250	276
Vodafone Group plc	5.450%	6/10/19	150	164
Vodafone Group plc	7.875%	2/15/30	50	63
Vodafone Group plc	6.150%	2/27/37	225	239
Washington Post Co.	7.250%	2/1/19	75	85
WPP Finance UK	5.875%	6/15/14	75	82
WPP Finance UK	8.000%	9/15/14	50	58

Consumer Cyclical (1.1%)
AutoZone Inc.	6.500%	1/15/14	200	224
Best Buy Co. Inc.	6.750%	7/15/13	275	301

BorgWarner Inc.	4.625%	9/15/20	25	25
Costco Wholesale Corp.	5.500%	3/15/17	200	228
CVS Caremark Corp.	4.875%	9/15/14	50	54
CVS Caremark Corp.	3.250%	5/18/15	25	25
CVS Caremark Corp.	6.125%	8/15/16	150	168
CVS Caremark Corp.	6.600%	3/15/19	700	800
CVS Caremark Corp.	6.250%	6/1/27	375	411
4 CVS Caremark Corp.	6.302%	6/1/37	125	122
CVS Caremark Corp.	6.125%	9/15/39	175	177
Daimler Finance North America LLC	6.500%	11/15/13	300	334
Daimler Finance North America LLC	8.500%	1/18/31	100	134
Darden Restaurants Inc.	5.625%	10/15/12	75	80
Darden Restaurants Inc.	6.200%	10/15/17	275	305
Darden Restaurants Inc.	6.800%	10/15/37	100	109
eBay Inc.	0.875%	10/15/13	75	74
eBay Inc.	1.625%	10/15/15	75	71
eBay Inc.	3.250%	10/15/20	75	68
Expedia Inc.	5.950%	8/15/20	75	76
Family Dollar Stores Inc.	5.000%	2/1/21	75	73
Historic TW Inc.	9.150%	2/1/23	195	257
Historic TW Inc.	6.625%	5/15/29	175	187
Home Depot Inc.	5.250%	12/16/13	250	273
Home Depot Inc.	5.400%	3/1/16	175	193
Home Depot Inc.	3.950%	9/15/20	100	97
Home Depot Inc.	4.400%	4/1/21	350	348
Home Depot Inc.	5.875%	12/16/36	225	223
Home Depot Inc.	5.400%	9/15/40	75	69
Home Depot Inc.	5.950%	4/1/41	175	174
International Game Technology	7.500%	6/15/19	50	57
International Game Technology	5.500%	6/15/20	75	77
Johnson Controls Inc.	5.000%	3/30/20	125	131
Johnson Controls Inc.	4.250%	3/1/21	250	246
Johnson Controls Inc.	6.000%	1/15/36	50	52
Kohl's Corp.	6.250%	12/15/17	50	57
Kohl's Corp.	6.000%	1/15/33	100	103
Lowe's Cos. Inc.	5.600%	9/15/12	100	107
Lowe's Cos. Inc.	5.000%	10/15/15	150	166
Lowe's Cos. Inc.	5.400%	10/15/16	150	168
Lowe's Cos. Inc.	6.100%	9/15/17	75	85
Lowe's Cos. Inc.	6.875%	2/15/28	25	30
Lowe's Cos. Inc.	6.500%	3/15/29	200	224
Lowe's Cos. Inc.	5.800%	10/15/36	75	77
Marriott International Inc.	4.625%	6/15/12	100	104
Marriott International Inc.	5.625%	2/15/13	100	107
Marriott International Inc.	6.200%	6/15/16	25	28
Marriott International Inc.	6.375%	6/15/17	50	56
McDonald's Corp.	5.300%	3/15/17	125	139
McDonald's Corp.	5.800%	10/15/17	175	200
McDonald's Corp.	5.350%	3/1/18	100	111
McDonald's Corp.	5.000%	2/1/19	100	108
McDonald's Corp.	6.300%	10/15/37	50	58
McDonald's Corp.	5.700%	2/1/39	100	107
MDC Holdings Inc.	5.500%	5/15/13	75	78
Nordstrom Inc.	6.250%	1/15/18	75	86
Nordstrom Inc.	4.750%	5/1/20	400	412
Nordstrom Inc.	7.000%	1/15/38	50	59
O'Reilly Automotive Inc.	4.875%	1/14/21	25	25
PACCAR Financial Corp.	1.950%	12/17/12	100	101

PACCAR Financial Corp.	2.050%	6/17/13	250	253
PACCAR Inc.	6.875%	2/15/14	100	114
Staples Inc.	9.750%	1/15/14	100	120
Target Corp.	5.125%	1/15/13	225	241
Target Corp.	4.000%	6/15/13	175	185
Target Corp.	5.375%	5/1/17	225	251
Target Corp.	6.000%	1/15/18	200	229
Target Corp.	7.000%	7/15/31	100	118
Target Corp.	6.350%	11/1/32	175	193
Target Corp.	6.500%	10/15/37	125	140
Target Corp.	7.000%	1/15/38	425	504
Time Warner Inc.	3.150%	7/15/15	575	581
Time Warner Inc.	5.875%	11/15/16	75	83
Time Warner Inc.	4.875%	3/15/20	350	356
Time Warner Inc.	4.700%	1/15/21	50	50
Time Warner Inc.	4.750%	3/29/21	175	173
Time Warner Inc.	7.625%	4/15/31	300	344
Time Warner Inc.	7.700%	5/1/32	375	436
Time Warner Inc.	6.500%	11/15/36	175	178
Time Warner Inc.	6.200%	3/15/40	100	99
Time Warner Inc.	6.100%	7/15/40	175	170
Time Warner Inc.	6.250%	3/29/41	50	49
TJX Cos. Inc.	6.950%	4/15/19	150	179
Toll Brothers Finance Corp.	5.150%	5/15/15	100	102
Toll Brothers Finance Corp.	6.750%	11/1/19	100	103
Toyota Motor Credit Corp.	3.200%	6/17/15	425	431
Toyota Motor Credit Corp.	2.800%	1/11/16	50	50
Toyota Motor Credit Corp.	4.250%	1/11/21	125	124
VF Corp.	5.950%	11/1/17	75	85
VF Corp.	6.450%	11/1/37	50	57
Viacom Inc.	3.500%	4/1/17	50	49
Viacom Inc.	6.125%	10/5/17	75	84
Viacom Inc.	5.625%	9/15/19	275	300
Viacom Inc.	6.875%	4/30/36	450	489
Wal-Mart Stores Inc.	4.550%	5/1/13	525	562
Wal-Mart Stores Inc.	7.250%	6/1/13	100	113
Wal-Mart Stores Inc.	4.500%	7/1/15	225	243
Wal-Mart Stores Inc.	1.500%	10/25/15	190	182
Wal-Mart Stores Inc.	5.375%	4/5/17	25	28
Wal-Mart Stores Inc.	5.800%	2/15/18	250	284
Wal-Mart Stores Inc.	3.250%	10/25/20	325	303
Wal-Mart Stores Inc.	5.875%	4/5/27	725	793
Wal-Mart Stores Inc.	7.550%	2/15/30	175	221
Wal-Mart Stores Inc.	5.250%	9/1/35	150	147
Wal-Mart Stores Inc.	6.500%	8/15/37	900	1,016
Wal-Mart Stores Inc.	6.200%	4/15/38	300	328
Walgreen Co.	4.875%	8/1/13	450	487
Walt Disney Co.	5.625%	9/15/16	375	427
Walt Disney Co.	5.875%	12/15/17	175	200
Western Union Co.	5.930%	10/1/16	125	138
Western Union Co.	5.253%	4/1/20	133	138
Western Union Co.	6.200%	11/17/36	75	73
Western Union Co.	6.200%	6/21/40	200	197
Yum! Brands Inc.	7.700%	7/1/12	100	107
Yum! Brands Inc.	6.250%	4/15/16	50	56
Yum! Brands Inc.	6.250%	3/15/18	50	56
Yum! Brands Inc.	6.875%	11/15/37	225	252

Consumer Noncyclical (2.6%)
Abbott Laboratories	5.150%	11/30/12	100	107
Abbott Laboratories	4.350%	3/15/14	500	535
Abbott Laboratories	2.700%	5/27/15	75	76
Abbott Laboratories	5.875%	5/15/16	475	542
Abbott Laboratories	5.600%	11/30/17	100	113
Abbott Laboratories	4.125%	5/27/20	25	25
Abbott Laboratories	6.150%	11/30/37	300	328
Abbott Laboratories	6.000%	4/1/39	50	54
Abbott Laboratories	5.300%	5/27/40	100	98
Allergan Inc.	5.750%	4/1/16	25	28
Altria Group Inc.	8.500%	11/10/13	500	582
Altria Group Inc.	4.125%	9/11/15	475	493
Altria Group Inc.	9.700%	11/10/18	225	295
Altria Group Inc.	9.250%	8/6/19	300	389
Altria Group Inc.	9.950%	11/10/38	150	209
Altria Group Inc.	10.200%	2/6/39	650	922
AmerisourceBergen Corp.	5.625%	9/15/12	100	106
AmerisourceBergen Corp.	5.875%	9/15/15	150	166
AmerisourceBergen Corp.	4.875%	11/15/19	25	26
Amgen Inc.	4.850%	11/18/14	100	109
Amgen Inc.	5.850%	6/1/17	150	170
Amgen Inc.	5.700%	2/1/19	75	83
Amgen Inc.	3.450%	10/1/20	225	210
Amgen Inc.	6.375%	6/1/37	125	138
Amgen Inc.	6.900%	6/1/38	175	205
Amgen Inc.	6.400%	2/1/39	175	193
Amgen Inc.	5.750%	3/15/40	125	127
Amgen Inc.	4.950%	10/1/41	150	135
Anheuser-Busch Cos. Inc.	4.375%	1/15/13	125	131
Anheuser-Busch Cos. Inc.	5.500%	1/15/18	75	82
Anheuser-Busch Cos. Inc.	6.800%	8/20/32	150	172
Anheuser-Busch Cos. Inc.	5.750%	4/1/36	115	118
Anheuser-Busch InBev Worldwide Inc.	3.000%	10/15/12	225	231
Anheuser-Busch InBev Worldwide Inc.	2.500%	3/26/13	225	229
Anheuser-Busch InBev Worldwide Inc.	7.200%	1/15/14	175	199
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	200	219
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	275	290
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	300	297
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	175	214
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	175	206
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	500	534
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	150	156
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	75	74
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	150	203
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	325	361
Archer-Daniels-Midland Co.	5.450%	3/15/18	75	83
Archer-Daniels-Midland Co.	4.700%	3/1/21	25	25
Archer-Daniels-Midland Co.	5.935%	10/1/32	100	107
Archer-Daniels-Midland Co.	5.375%	9/15/35	275	277
Archer-Daniels-Midland Co.	4.700%	3/1/41	75	77
AstraZeneca plc	5.400%	9/15/12	425	452
AstraZeneca plc	5.400%	6/1/14	75	83
AstraZeneca plc	5.900%	9/15/17	375	428
AstraZeneca plc	6.450%	9/15/37	450	509
Baxter International Inc.	6.250%	12/1/37	300	340
Becton Dickinson and Co.	5.000%	5/15/19	50	54
Becton Dickinson and Co.	3.250%	11/12/20	300	278

Biogen Idec Inc.	6.000%	3/1/13	225	240
Biogen Idec Inc.	6.875%	3/1/18	325	368
Bottling Group LLC	4.625%	11/15/12	200	212
Bottling Group LLC	5.000%	11/15/13	75	82
Bottling Group LLC	5.500%	4/1/16	250	281
Bristol-Myers Squibb Co.	5.450%	5/1/18	50	56
Bristol-Myers Squibb Co.	7.150%	6/15/23	200	248
Bristol-Myers Squibb Co.	6.800%	11/15/26	100	121
Bristol-Myers Squibb Co.	5.875%	11/15/36	112	121
Bristol-Myers Squibb Co.	6.125%	5/1/38	50	56
Bunge Ltd. Finance Corp.	5.350%	4/15/14	175	186
Bunge Ltd. Finance Corp.	5.100%	7/15/15	25	26
Bunge Ltd. Finance Corp.	4.100%	3/15/16	50	50
Bunge Ltd. Finance Corp.	8.500%	6/15/19	425	506
Campbell Soup Co.	3.050%	7/15/17	25	25
Campbell Soup Co.	4.250%	4/15/21	100	100
Cardinal Health Inc.	4.000%	6/15/15	50	52
Cardinal Health Inc.	4.625%	12/15/20	125	124
CareFusion Corp.	4.125%	8/1/12	25	26
CareFusion Corp.	5.125%	8/1/14	50	54
CareFusion Corp.	6.375%	8/1/19	50	56
Celgene Corp.	2.450%	10/15/15	50	48
Celgene Corp.	3.950%	10/15/20	25	24
Celgene Corp.	5.700%	10/15/40	50	48
Church & Dwight Co. Inc.	3.350%	12/15/15	50	50
Cia de Bebidas das Americas	8.750%	9/15/13	100	115
Clorox Co.	5.000%	1/15/15	250	268
Coca-Cola Co.	0.750%	11/15/13	50	49
Coca-Cola Co.	3.625%	3/15/14	100	106
Coca-Cola Co.	1.500%	11/15/15	200	191
Coca-Cola Co.	5.350%	11/15/17	175	197
Coca-Cola Co.	4.875%	3/15/19	200	215
Coca-Cola Co.	3.150%	11/15/20	125	116
Coca-Cola Enterprises Inc.	3.500%	9/15/20	300	282
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	100	102
Coca-Cola HBC Finance BV	5.125%	9/17/13	100	107
Coca-Cola Refreshments USA Inc.	5.000%	8/15/13	450	486
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	400	463
Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	25	27
Corn Products International Inc.	3.200%	11/1/15	25	25
Corn Products International Inc.	4.625%	11/1/20	25	25
Corn Products International Inc.	6.625%	4/15/37	25	26
Covidien International Finance SA	5.450%	10/15/12	125	133
Covidien International Finance SA	6.000%	10/15/17	225	256
Covidien International Finance SA	6.550%	10/15/37	175	198
Delhaize Group SA	5.875%	2/1/14	125	136
Diageo Capital plc	5.200%	1/30/13	50	54
Diageo Capital plc	5.750%	10/23/17	25	28
Diageo Capital plc	4.828%	7/15/20	300	309
Diageo Finance BV	5.300%	10/28/15	75	83
Dr Pepper Snapple Group Inc.	2.350%	12/21/12	75	76
Dr Pepper Snapple Group Inc.	6.120%	5/1/13	25	27
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	75	74
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	70	82
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	25	31
Eli Lilly & Co.	4.200%	3/6/14	150	161
Eli Lilly & Co.	5.200%	3/15/17	150	166
Eli Lilly & Co.	5.500%	3/15/27	150	160

Eli Lilly & Co.	5.950%	11/15/37	150	163
Express Scripts Inc.	5.250%	6/15/12	125	131
Express Scripts Inc.	6.250%	6/15/14	125	139
Express Scripts Inc.	7.250%	6/15/19	50	60
Fortune Brands Inc.	3.000%	6/1/12	200	203
Fortune Brands Inc.	5.375%	1/15/16	250	265
Fortune Brands Inc.	5.875%	1/15/36	50	44
Genentech Inc.	4.750%	7/15/15	50	54
Genentech Inc.	5.250%	7/15/35	75	73
General Mills Inc.	5.650%	9/10/12	100	106
General Mills Inc.	5.250%	8/15/13	100	108
General Mills Inc.	5.700%	2/15/17	150	168
General Mills Inc.	5.650%	2/15/19	775	856
Gilead Sciences Inc.	4.500%	4/1/21	150	147
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	400	430
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	375	404
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	400	449
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	350	393
Hasbro Inc.	6.300%	9/15/17	175	192
Hasbro Inc.	6.350%	3/15/40	50	50
Hershey Co.	5.450%	9/1/16	50	56
Hershey Co.	4.125%	12/1/20	50	50
HJ Heinz Finance Co.	6.750%	3/15/32	225	251
Hospira Inc.	5.900%	6/15/14	75	82
Hospira Inc.	5.600%	9/15/40	50	48
Johnson & Johnson	5.150%	8/15/12	175	186
Johnson & Johnson	6.950%	9/1/29	25	31
Johnson & Johnson	4.950%	5/15/33	150	151
Johnson & Johnson	5.950%	8/15/37	200	225
Johnson & Johnson	4.500%	9/1/40	150	138
Kellogg Co.	5.125%	12/3/12	375	399
Kellogg Co.	4.250%	3/6/13	100	105
Kellogg Co.	4.150%	11/15/19	125	126
Kimberly-Clark Corp.	4.875%	8/15/15	200	219
Kimberly-Clark Corp.	6.125%	8/1/17	275	319
Kimberly-Clark Corp.	6.250%	7/15/18	50	58
Kimberly-Clark Corp.	3.625%	8/1/20	140	138
Koninklijke Philips Electronics NV	4.625%	3/11/13	100	106
Koninklijke Philips Electronics NV	5.750%	3/11/18	200	223
Koninklijke Philips Electronics NV	6.875%	3/11/38	175	207
Kraft Foods Inc.	2.625%	5/8/13	275	281
Kraft Foods Inc.	5.250%	10/1/13	25	27
Kraft Foods Inc.	6.750%	2/19/14	75	84
Kraft Foods Inc.	4.125%	2/9/16	925	956
Kraft Foods Inc.	6.500%	8/11/17	475	541
Kraft Foods Inc.	6.125%	8/23/18	75	84
Kraft Foods Inc.	5.375%	2/10/20	500	526
Kraft Foods Inc.	6.500%	11/1/31	200	220
Kraft Foods Inc.	7.000%	8/11/37	400	449
Kraft Foods Inc.	6.875%	2/1/38	575	637
Kraft Foods Inc.	6.875%	1/26/39	25	28
Kraft Foods Inc.	6.500%	2/9/40	225	239
Kroger Co.	6.750%	4/15/12	350	370
Kroger Co.	6.200%	6/15/12	250	265
Kroger Co.	5.000%	4/15/13	200	214
Kroger Co.	6.150%	1/15/20	75	85
Kroger Co.	8.000%	9/15/29	125	155
Kroger Co.	7.500%	4/1/31	100	119

Kroger Co.	6.900%	4/15/38	75	84
Laboratory Corp. of America Holdings	5.625%	12/15/15	75	82
Life Technologies Corp.	4.400%	3/1/15	100	104
Life Technologies Corp.	3.500%	1/15/16	50	50
Life Technologies Corp.	6.000%	3/1/20	125	134
Life Technologies Corp.	5.000%	1/15/21	75	75
Lorillard Tobacco Co.	8.125%	6/23/19	125	145
Lorillard Tobacco Co.	6.875%	5/1/20	150	161
McKesson Corp.	5.250%	3/1/13	175	187
McKesson Corp.	3.250%	3/1/16	425	428
McKesson Corp.	4.750%	3/1/21	25	25
McKesson Corp.	6.000%	3/1/41	75	77
Mead Johnson Nutrition Co.	3.500%	11/1/14	25	26
Mead Johnson Nutrition Co.	4.900%	11/1/19	50	52
Mead Johnson Nutrition Co.	5.900%	11/1/39	100	103
Medco Health Solutions Inc.	2.750%	9/15/15	275	271
Medco Health Solutions Inc.	7.125%	3/15/18	250	292
Medtronic Inc.	4.500%	3/15/14	75	81
Medtronic Inc.	3.000%	3/15/15	250	257
Medtronic Inc.	4.750%	9/15/15	100	109
Medtronic Inc.	5.600%	3/15/19	25	28
Medtronic Inc.	4.450%	3/15/20	125	128
Medtronic Inc.	6.500%	3/15/39	25	29
Medtronic Inc.	5.550%	3/15/40	350	359
Merck & Co. Inc.	4.375%	2/15/13	100	106
Merck & Co. Inc.	5.300%	12/1/13	250	275
Merck & Co. Inc.	4.750%	3/1/15	200	218
Merck & Co. Inc.	4.000%	6/30/15	100	106
Merck & Co. Inc.	2.250%	1/15/16	75	74
Merck & Co. Inc.	6.000%	9/15/17	150	173
Merck & Co. Inc.	5.000%	6/30/19	100	108
Merck & Co. Inc.	3.875%	1/15/21	250	243
Merck & Co. Inc.	6.400%	3/1/28	50	58
Merck & Co. Inc.	5.950%	12/1/28	75	85
Merck & Co. Inc.	6.500%	12/1/33	75	87
Merck & Co. Inc.	5.750%	11/15/36	350	373
Merck & Co. Inc.	6.550%	9/15/37	125	147
Merck & Co. Inc.	5.850%	6/30/39	75	81
Novant Health Inc.	5.850%	11/1/19	150	160
Novartis Capital Corp.	1.900%	4/24/13	125	127
Novartis Capital Corp.	4.125%	2/10/14	525	560
Novartis Capital Corp.	2.900%	4/24/15	125	127
Novartis Securities Investment Ltd.	5.125%	2/10/19	400	431
PepsiAmericas Inc.	5.750%	7/31/12	100	106
PepsiAmericas Inc.	5.000%	5/15/17	100	109
PepsiCo Inc.	4.650%	2/15/13	125	133
PepsiCo Inc.	3.750%	3/1/14	350	372
PepsiCo Inc.	5.000%	6/1/18	325	354
PepsiCo Inc.	7.900%	11/1/18	375	474
PepsiCo Inc.	4.500%	1/15/20	25	26
PepsiCo Inc.	7.000%	3/1/29	275	340
PepsiCo Inc.	5.500%	1/15/40	250	256
PepsiCo Inc.	4.875%	11/1/40	200	186
Pfizer Inc.	5.350%	3/15/15	700	779
Pfizer Inc.	6.200%	3/15/19	600	688
Pfizer Inc.	7.200%	3/15/39	425	523
Pharmacia Corp.	6.600%	12/1/28	75	89
Philip Morris International Inc.	4.875%	5/16/13	250	268

Philip Morris International Inc.	6.875%	3/17/14	150	172
Philip Morris International Inc.	5.650%	5/16/18	325	361
Philip Morris International Inc.	6.375%	5/16/38	200	225
4 Procter & Gamble - Esop	9.360%	1/1/21	384	489
Procter & Gamble Co.	4.950%	8/15/14	50	55
Procter & Gamble Co.	3.500%	2/15/15	150	157
Procter & Gamble Co.	4.700%	2/15/19	100	108
Procter & Gamble Co.	6.450%	1/15/26	75	87
Procter & Gamble Co.	5.550%	3/5/37	325	349
Quest Diagnostics Inc.	5.450%	11/1/15	200	217
Quest Diagnostics Inc.	6.950%	7/1/37	75	81
Reynolds American Inc.	7.250%	6/1/12	225	240
Reynolds American Inc.	7.250%	6/1/13	150	167
Reynolds American Inc.	6.750%	6/15/17	150	171
Reynolds American Inc.	7.250%	6/15/37	125	132
Safeway Inc.	6.250%	3/15/14	150	165
Safeway Inc.	6.350%	8/15/17	100	111
Safeway Inc.	5.000%	8/15/19	125	128
Safeway Inc.	3.950%	8/15/20	250	236
Safeway Inc.	7.250%	2/1/31	75	83
Sanofi-Aventis SA	1.625%	3/28/14	50	50
Sanofi-Aventis SA	2.625%	3/29/16	200	197
Sanofi-Aventis SA	4.000%	3/29/21	100	98
St. Jude Medical Inc.	2.200%	9/15/13	200	203
St. Jude Medical Inc.	3.750%	7/15/14	225	236
Stryker Corp.	3.000%	1/15/15	50	51
Stryker Corp.	4.375%	1/15/20	50	51
Sysco Corp.	4.200%	2/12/13	25	26
Sysco Corp.	5.250%	2/12/18	100	109
Sysco Corp.	5.375%	9/21/35	100	103
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	200	218
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	100	101
Thermo Fisher Scientific Inc.	2.150%	12/28/12	50	51
Thermo Fisher Scientific Inc.	3.250%	11/20/14	75	78
Thermo Fisher Scientific Inc.	3.200%	5/1/15	200	204
Unilever Capital Corp.	3.650%	2/15/14	25	26
Unilever Capital Corp.	4.250%	2/10/21	200	202
Unilever Capital Corp.	5.900%	11/15/32	50	55
UST LLC	5.750%	3/1/18	75	80
Whirlpool Corp.	5.500%	3/1/13	325	345
Wyeth	5.500%	3/15/13	275	298
Wyeth	5.500%	2/1/14	50	55
Wyeth	5.500%	2/15/16	200	224
Wyeth	5.450%	4/1/17	50	56
Wyeth	6.450%	2/1/24	100	116
Wyeth	6.500%	2/1/34	100	115
Wyeth	6.000%	2/15/36	175	187
Wyeth	5.950%	4/1/37	650	693
Zimmer Holdings Inc.	4.625%	11/30/19	50	52
Zimmer Holdings Inc.	5.750%	11/30/39	50	51

Energy (1.4%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	125	147
Anadarko Petroleum Corp.	7.625%	3/15/14	150	171
Anadarko Petroleum Corp.	5.750%	6/15/14	25	27
Anadarko Petroleum Corp.	6.450%	9/15/36	775	770
Anadarko Petroleum Corp.	7.950%	6/15/39	25	29

Anadarko Petroleum Corp.	6.200%	3/15/40	275	265
Apache Corp.	6.000%	9/15/13	175	193
Apache Corp.	5.625%	1/15/17	100	112
Apache Corp.	6.900%	9/15/18	150	179
Apache Corp.	3.625%	2/1/21	75	71
Apache Corp.	6.000%	1/15/37	150	158
Apache Corp.	5.100%	9/1/40	350	325
Baker Hughes Inc.	6.875%	1/15/29	100	117
Baker Hughes Inc.	5.125%	9/15/40	275	261
BP Capital Markets plc	5.250%	11/7/13	350	378
BP Capital Markets plc	3.625%	5/8/14	50	52
BP Capital Markets plc	3.875%	3/10/15	275	286
BP Capital Markets plc	3.125%	10/1/15	450	452
BP Capital Markets plc	3.200%	3/11/16	225	224
BP Capital Markets plc	4.750%	3/10/19	200	207
BP Capital Markets plc	4.500%	10/1/20	225	223
BP Capital Markets plc	4.742%	3/11/21	350	351
Burlington Resources Finance Co.	7.400%	12/1/31	175	215
Cameron International Corp.	6.375%	7/15/18	100	112
Cameron International Corp.	7.000%	7/15/38	100	115
Canadian Natural Resources Ltd.	5.450%	10/1/12	50	53
Canadian Natural Resources Ltd.	5.150%	2/1/13	25	27
Canadian Natural Resources Ltd.	4.900%	12/1/14	150	162
Canadian Natural Resources Ltd.	6.000%	8/15/16	125	141
Canadian Natural Resources Ltd.	5.700%	5/15/17	225	251
Canadian Natural Resources Ltd.	7.200%	1/15/32	225	264
Canadian Natural Resources Ltd.	6.450%	6/30/33	125	135
Canadian Natural Resources Ltd.	6.500%	2/15/37	150	167
Cenovus Energy Inc.	4.500%	9/15/14	150	161
Cenovus Energy Inc.	5.700%	10/15/19	50	55
Cenovus Energy Inc.	6.750%	11/15/39	450	503
Chevron Corp.	3.950%	3/3/14	300	321
Chevron Corp.	4.950%	3/3/19	275	302
ConocoPhillips	4.750%	2/1/14	125	136
ConocoPhillips	5.750%	2/1/19	875	987
ConocoPhillips	5.900%	10/15/32	50	53
ConocoPhillips	5.900%	5/15/38	100	106
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	250	282
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	150	159
ConocoPhillips Holding Co.	6.950%	4/15/29	150	178
Devon Energy Corp.	5.625%	1/15/14	100	110
Devon Energy Corp.	7.950%	4/15/32	50	65
Devon Financing Corp. ULC	7.875%	9/30/31	300	384
Diamond Offshore Drilling Inc.	4.875%	7/1/15	25	27
Diamond Offshore Drilling Inc.	5.875%	5/1/19	75	82
Diamond Offshore Drilling Inc.	5.700%	10/15/39	100	98
Encana Corp.	4.750%	10/15/13	25	27
Encana Corp.	5.900%	12/1/17	225	251
Encana Corp.	6.500%	8/15/34	325	346
Encana Corp.	6.625%	8/15/37	125	135
Encana Corp.	6.500%	2/1/38	100	106
EnCana Holdings Finance Corp.	5.800%	5/1/14	100	110
Ensco plc	3.250%	3/15/16	125	124
Ensco plc	4.700%	3/15/21	225	222
EOG Resources Inc.	2.950%	6/1/15	125	126
EOG Resources Inc.	5.875%	9/15/17	125	140
EOG Resources Inc.	4.400%	6/1/20	100	100
EOG Resources Inc.	4.100%	2/1/21	150	145

Halliburton Co.	6.150%	9/15/19	200	229
Halliburton Co.	6.700%	9/15/38	125	144
Halliburton Co.	7.450%	9/15/39	200	251
Hess Corp.	7.875%	10/1/29	350	430
Hess Corp.	7.125%	3/15/33	100	115
Hess Corp.	5.600%	2/15/41	250	238
Husky Energy Inc.	5.900%	6/15/14	300	332
Husky Energy Inc.	6.150%	6/15/19	100	109
Husky Energy Inc.	6.800%	9/15/37	50	55
Kerr-McGee Corp.	6.950%	7/1/24	250	275
Kerr-McGee Corp.	7.875%	9/15/31	50	57
Marathon Oil Corp.	5.900%	3/15/18	46	52
6 Marathon Petroleum Corp.	3.500%	3/1/16	250	251
6 Marathon Petroleum Corp.	5.125%	3/1/21	375	377
6 Marathon Petroleum Corp.	6.500%	3/1/41	150	151
Nabors Industries Inc.	6.150%	2/15/18	300	329
Nabors Industries Inc.	5.000%	9/15/20	175	173
Nexen Inc.	5.050%	11/20/13	50	55
Nexen Inc.	7.875%	3/15/32	50	58
Nexen Inc.	6.400%	5/15/37	300	298
Nexen Inc.	7.500%	7/30/39	200	225
Noble Energy Inc.	8.250%	3/1/19	200	251
Noble Holding International Ltd.	4.900%	8/1/20	100	102
Noble Holding International Ltd.	4.625%	3/1/21	25	25
Noble Holding International Ltd.	6.200%	8/1/40	100	102
Noble Holding International Ltd.	6.050%	3/1/41	150	150
Occidental Petroleum Corp.	2.500%	2/1/16	200	197
Occidental Petroleum Corp.	4.100%	2/1/21	350	346
Petro-Canada	7.875%	6/15/26	25	31
Petro-Canada	7.000%	11/15/28	100	113
Petro-Canada	5.350%	7/15/33	150	139
Petro-Canada	6.800%	5/15/38	125	139
Rowan Cos. Inc.	7.875%	8/1/19	75	89
Shell International Finance BV	1.875%	3/25/13	175	178
Shell International Finance BV	4.000%	3/21/14	300	319
Shell International Finance BV	3.100%	6/28/15	725	742
Shell International Finance BV	3.250%	9/22/15	100	103
Shell International Finance BV	4.300%	9/22/19	500	514
Shell International Finance BV	4.375%	3/25/20	125	129
Shell International Finance BV	6.375%	12/15/38	475	535
Shell International Finance BV	5.500%	3/25/40	75	76
Statoil ASA	3.875%	4/15/14	25	26
Statoil ASA	3.125%	8/17/17	400	394
Statoil ASA	5.250%	4/15/19	25	27
Statoil ASA	7.250%	9/23/27	400	490
Statoil ASA	5.100%	8/17/40	125	119
Suncor Energy Inc.	6.100%	6/1/18	25	28
Suncor Energy Inc.	5.950%	12/1/34	75	75
Suncor Energy Inc.	6.500%	6/15/38	925	992
Sunoco Inc.	4.875%	10/15/14	50	53
Sunoco Inc.	5.750%	1/15/17	50	53
Talisman Energy Inc.	5.125%	5/15/15	50	54
Talisman Energy Inc.	7.750%	6/1/19	200	244
Talisman Energy Inc.	3.750%	2/1/21	225	208
Talisman Energy Inc.	5.850%	2/1/37	150	149
Tosco Corp.	8.125%	2/15/30	100	128
Total Capital Canada Ltd.	1.625%	1/28/14	300	300
Total Capital SA	3.000%	6/24/15	150	153

Total Capital SA	4.450%	6/24/20	350	356
Total Capital SA	4.125%	1/28/21	125	124
Transocean Inc.	4.950%	11/15/15	350	369
Transocean Inc.	6.000%	3/15/18	75	81
Transocean Inc.	6.500%	11/15/20	150	165
Transocean Inc.	7.500%	4/15/31	175	196
Transocean Inc.	6.800%	3/15/38	150	157
Valero Energy Corp.	6.875%	4/15/12	300	317
Valero Energy Corp.	9.375%	3/15/19	200	254
Valero Energy Corp.	6.125%	2/1/20	75	81
Valero Energy Corp.	7.500%	4/15/32	225	247
Valero Energy Corp.	6.625%	6/15/37	175	176
Weatherford International Inc.	6.350%	6/15/17	250	276
Weatherford International Ltd.	6.000%	3/15/18	50	54
Weatherford International Ltd.	5.125%	9/15/20	400	396
Weatherford International Ltd.	6.500%	8/1/36	275	273
Weatherford International Ltd.	6.750%	9/15/40	150	154
Williams Cos. Inc.	7.500%	1/15/31	186	219
Williams Cos. Inc.	7.750%	6/15/31	56	66
XTO Energy Inc.	5.750%	12/15/13	250	279
XTO Energy Inc.	6.250%	8/1/17	375	443

Other Industrial (0.0%)
Cintas Corp. No 2	6.125%	12/1/17	75	85
Massachusetts Development Finance Agency
Revenue (Harvard University)	4.875%	10/15/40	200	192

Technology (0.9%)
Adobe Systems Inc.	3.250%	2/1/15	100	102
Adobe Systems Inc.	4.750%	2/1/20	175	177
Agilent Technologies Inc.	4.450%	9/14/12	25	26
Agilent Technologies Inc.	5.500%	9/14/15	50	54
Agilent Technologies Inc.	6.500%	11/1/17	400	446
Amphenol Corp.	4.750%	11/15/14	100	107
Analog Devices Inc.	5.000%	7/1/14	100	109
Arrow Electronics Inc.	3.375%	11/1/15	75	74
BMC Software Inc.	7.250%	6/1/18	50	57
6 Broadcom Corp.	1.500%	11/1/13	50	49
CA Inc.	5.375%	12/1/19	75	77
Cisco Systems Inc.	1.625%	3/14/14	450	448
Cisco Systems Inc.	2.900%	11/17/14	125	129
Cisco Systems Inc.	5.500%	2/22/16	200	224
Cisco Systems Inc.	3.150%	3/14/17	250	248
Cisco Systems Inc.	4.950%	2/15/19	475	507
Cisco Systems Inc.	4.450%	1/15/20	675	690
Cisco Systems Inc.	5.900%	2/15/39	200	206
Cisco Systems Inc.	5.500%	1/15/40	175	170
Computer Sciences Corp.	6.500%	3/15/18	50	54
Corning Inc.	6.625%	5/15/19	25	29
Corning Inc.	5.750%	8/15/40	75	75
Dell Inc.	3.375%	6/15/12	25	26
Dell Inc.	4.700%	4/15/13	150	160
Dell Inc.	1.400%	9/10/13	150	149
Dell Inc.	2.300%	9/10/15	200	195
Dell Inc.	5.650%	4/15/18	75	82
Dell Inc.	5.875%	6/15/19	75	82
Dell Inc.	6.500%	4/15/38	100	106
Dun & Bradstreet Corp.	6.000%	4/1/13	150	162

Equifax Inc.	4.450%	12/1/14	50	53
Equifax Inc.	6.300%	7/1/17	25	27
Fiserv Inc.	6.125%	11/20/12	251	270
Fiserv Inc.	3.125%	10/1/15	50	50
Fiserv Inc.	6.800%	11/20/17	150	167
Harris Corp.	5.000%	10/1/15	125	132
Harris Corp.	4.400%	12/15/20	50	49
Harris Corp.	6.150%	12/15/40	75	77
Hewlett-Packard Co.	6.500%	7/1/12	200	214
Hewlett-Packard Co.	4.500%	3/1/13	100	106
Hewlett-Packard Co.	1.250%	9/13/13	350	348
Hewlett-Packard Co.	6.125%	3/1/14	700	783
Hewlett-Packard Co.	4.750%	6/2/14	350	380
Hewlett-Packard Co.	2.125%	9/13/15	200	196
Hewlett-Packard Co.	5.500%	3/1/18	75	83
Hewlett-Packard Co.	3.750%	12/1/20	125	120
HP Enterprise Services LLC	6.000%	8/1/13	75	82
IBM International Group Capital LLC	5.050%	10/22/12	275	292
International Business Machines Corp.	1.000%	8/5/13	875	868
International Business Machines Corp.	2.000%	1/5/16	25	24
International Business Machines Corp.	5.700%	9/14/17	850	961
International Business Machines Corp.	6.220%	8/1/27	75	86
International Business Machines Corp.	6.500%	1/15/28	75	88
International Business Machines Corp.	5.875%	11/29/32	325	357
International Business Machines Corp.	5.600%	11/30/39	387	403
Juniper Networks Inc.	3.100%	3/15/16	30	30
Juniper Networks Inc.	4.600%	3/15/21	50	50
Juniper Networks Inc.	5.950%	3/15/41	25	25
Lexmark International Inc.	5.900%	6/1/13	50	53
Lexmark International Inc.	6.650%	6/1/18	150	162
Maxim Integrated Products Inc.	3.450%	6/14/13	50	52
Microsoft Corp.	0.875%	9/27/13	150	149
Microsoft Corp.	2.950%	6/1/14	500	518
Microsoft Corp.	1.625%	9/25/15	150	145
Microsoft Corp.	4.200%	6/1/19	25	26
Microsoft Corp.	3.000%	10/1/20	225	209
Microsoft Corp.	5.200%	6/1/39	25	25
Microsoft Corp.	4.500%	10/1/40	100	89
Motorola Solutions Inc.	5.375%	11/15/12	50	53
Motorola Solutions Inc.	6.000%	11/15/17	550	599
Motorola Solutions Inc.	7.500%	5/15/25	50	56
Motorola Solutions Inc.	6.500%	9/1/25	5	5
Motorola Solutions Inc.	6.500%	11/15/28	5	5
Motorola Solutions Inc.	6.625%	11/15/37	5	5
Nokia Oyj	5.375%	5/15/19	100	102
Nokia Oyj	6.625%	5/15/39	50	50
Oracle Corp.	4.950%	4/15/13	150	161
Oracle Corp.	3.750%	7/8/14	225	239
Oracle Corp.	5.250%	1/15/16	275	305
Oracle Corp.	5.750%	4/15/18	300	336
Oracle Corp.	5.000%	7/8/19	550	587
Oracle Corp.	6.500%	4/15/38	200	223
Oracle Corp.	6.125%	7/8/39	150	161
6 Oracle Corp.	5.375%	7/15/40	600	583
Pitney Bowes Inc.	3.875%	6/15/13	100	104
Pitney Bowes Inc.	4.875%	8/15/14	100	105
Pitney Bowes Inc.	4.750%	1/15/16	375	389
6 SAIC Inc.	4.450%	12/1/20	75	75

6 SAIC Inc.	5.950%	12/1/40	75	77
Science Applications International Corp.	6.250%	7/1/12	25	26
Science Applications International Corp.	5.500%	7/1/33	25	24
Symantec Corp.	2.750%	9/15/15	25	24
Symantec Corp.	4.200%	9/15/20	50	47
Tyco Electronics Group SA	7.125%	10/1/37	300	346
Xerox Corp.	8.250%	5/15/14	150	175
Xerox Corp.	6.400%	3/15/16	100	113
Xerox Corp.	6.750%	2/1/17	100	114
Xerox Corp.	6.350%	5/15/18	175	197
Xerox Corp.	5.625%	12/15/19	25	27
Xerox Corp.	6.750%	12/15/39	375	424

Transportation (0.4%)
4 American Airlines Pass Through Trust 2009-
1A	10.375%	7/2/19	73	87
Burlington Northern Santa Fe LLC	5.900%	7/1/12	225	239
Burlington Northern Santa Fe LLC	5.650%	5/1/17	100	111
Burlington Northern Santa Fe LLC	3.600%	9/1/20	175	166
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	133
Burlington Northern Santa Fe LLC	5.050%	3/1/41	225	205
Canadian National Railway Co.	5.800%	6/1/16	100	113
Canadian National Railway Co.	5.550%	3/1/19	300	334
Canadian National Railway Co.	6.200%	6/1/36	75	83
Canadian Pacific Railway Co.	4.450%	3/15/23	25	24
Canadian Pacific Railway Co.	5.950%	5/15/37	150	154
Con-way Inc.	6.700%	5/1/34	100	92
4 Continental Airlines 1998-1 Class A Pass
Through Trust	6.648%	9/15/17	152	159
4 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	11/10/19	146	159
CSX Corp.	6.250%	4/1/15	50	57
CSX Corp.	5.600%	5/1/17	175	192
CSX Corp.	7.900%	5/1/17	73	89
CSX Corp.	6.250%	3/15/18	375	426
CSX Corp.	7.375%	2/1/19	425	510
CSX Corp.	6.000%	10/1/36	50	52
CSX Corp.	6.220%	4/30/40	152	161
4 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	8/10/22	196	205
4 Delta Air Lines 2009-1 Class A Pass Through
Trust	7.750%	12/17/19	342	375
4 Delta Air Lines 2010-2 Class A Pass Through
Trust	4.950%	5/23/19	125	125
JB Hunt Transport Services Inc.	3.375%	9/15/15	250	246
Norfolk Southern Corp.	7.700%	5/15/17	450	549
Norfolk Southern Corp.	5.750%	4/1/18	100	112
Norfolk Southern Corp.	5.900%	6/15/19	175	198
Norfolk Southern Corp.	7.800%	5/15/27	200	252
Norfolk Southern Corp.	7.050%	5/1/37	400	481
Norfolk Southern Corp.	7.900%	5/15/97	50	63
Ryder System Inc.	5.850%	3/1/14	75	82
Ryder System Inc.	3.150%	3/2/15	100	100
Ryder System Inc.	7.200%	9/1/15	100	115
Ryder System Inc.	3.600%	3/1/16	230	231
Ryder System Inc.	5.850%	11/1/16	25	27
Southwest Airlines Co.	5.750%	12/15/16	75	81

4 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	8/1/22	43	47
Union Pacific Corp.	6.500%	4/15/12	75	79
Union Pacific Corp.	5.450%	1/31/13	225	242
Union Pacific Corp.	5.375%	5/1/14	150	164
Union Pacific Corp.	5.750%	11/15/17	275	308
Union Pacific Corp.	5.700%	8/15/18	375	419
Union Pacific Corp.	7.125%	2/1/28	150	182
United Parcel Service Inc.	3.875%	4/1/14	200	214
United Parcel Service Inc.	5.500%	1/15/18	75	84
United Parcel Service Inc.	5.125%	4/1/19	100	111
United Parcel Service Inc.	3.125%	1/15/21	225	208
United Parcel Service Inc.	6.200%	1/15/38	100	112
				221,973
Utilities (2.3%)
Electric (1.6%)
AEP Texas Central Co.	6.650%	2/15/33	200	218
Alabama Power Co.	5.500%	10/15/17	225	252
Ameren Energy Generating Co.	7.000%	4/15/18	400	408
Ameren Illinois Co.	6.125%	11/15/17	25	28
Ameren Illinois Co.	6.250%	4/1/18	125	137
American Water Capital Corp.	6.085%	10/15/17	200	224
American Water Capital Corp.	6.593%	10/15/37	150	158
Appalachian Power Co.	3.400%	5/24/15	150	152
Appalachian Power Co.	4.600%	3/30/21	75	74
Appalachian Power Co.	6.375%	4/1/36	50	52
Appalachian Power Co.	7.000%	4/1/38	50	57
Arizona Public Service Co.	5.800%	6/30/14	75	82
Baltimore Gas & Electric Co.	5.900%	10/1/16	100	112
Carolina Power & Light Co.	5.125%	9/15/13	325	352
CenterPoint Energy Houston Electric LLC	5.700%	3/15/13	300	323
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	50	59
Cleco Power LLC	6.000%	12/1/40	100	95
Cleveland Electric Illuminating Co.	5.500%	8/15/24	225	231
Commonwealth Edison Co.	1.625%	1/15/14	75	75
Commonwealth Edison Co.	5.950%	8/15/16	175	198
Commonwealth Edison Co.	6.150%	9/15/17	325	363
Commonwealth Edison Co.	5.800%	3/15/18	75	83
Commonwealth Edison Co.	4.000%	8/1/20	25	24
Commonwealth Edison Co.	5.900%	3/15/36	50	51
Commonwealth Edison Co.	6.450%	1/15/38	175	193
Connecticut Light & Power Co.	6.350%	6/1/36	175	194
Consolidated Edison Co. of New York Inc.	5.625%	7/1/12	350	369
Consolidated Edison Co. of New York Inc.	4.875%	2/1/13	75	80
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	100	112
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	200	236
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	200	197
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	75	82
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	275	311
Consolidated Natural Gas Co.	5.000%	12/1/14	300	328
Constellation Energy Group Inc.	4.550%	6/15/15	300	311
Constellation Energy Group Inc.	7.600%	4/1/32	25	28
Consumers Energy Co.	5.375%	4/15/13	225	242
Consumers Energy Co.	5.500%	8/15/16	100	111
Dominion Resources Inc.	5.700%	9/17/12	140	149
Dominion Resources Inc.	5.150%	7/15/15	600	654
Dominion Resources Inc.	6.000%	11/30/17	250	280

Dominion Resources Inc.	6.300%	3/15/33	100	106
Dominion Resources Inc.	5.950%	6/15/35	225	232
Duke Energy Carolinas LLC	4.300%	6/15/20	250	253
Duke Energy Carolinas LLC	6.000%	12/1/28	125	133
Duke Energy Carolinas LLC	6.100%	6/1/37	100	106
Duke Energy Carolinas LLC	6.050%	4/15/38	50	55
Duke Energy Carolinas LLC	5.300%	2/15/40	175	173
Duke Energy Corp.	3.350%	4/1/15	200	204
Duke Energy Corp.	5.050%	9/15/19	75	78
Duke Energy Indiana Inc.	5.000%	9/15/13	125	135
Duke Energy Indiana Inc.	3.750%	7/15/20	25	24
Duke Energy Indiana Inc.	6.350%	8/15/38	225	250
Duke Energy Ohio Inc.	5.700%	9/15/12	75	80
Duke Energy Ohio Inc.	2.100%	6/15/13	200	203
El Paso Electric Co.	6.000%	5/15/35	50	51
Empresa Nacional de Electricidad SA	8.350%	8/1/13	100	112
Entergy Arkansas Inc.	3.750%	2/15/21	75	70
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	200	218
Entergy Louisiana LLC	6.500%	9/1/18	50	57
Exelon Generation Co. LLC	4.000%	10/1/20	225	206
Exelon Generation Co. LLC	6.250%	10/1/39	125	123
Exelon Generation Co. LLC	5.750%	10/1/41	100	91
FirstEnergy Corp.	7.375%	11/15/31	200	216
FirstEnergy Solutions Corp.	6.800%	8/15/39	200	198
Florida Power & Light Co.	5.550%	11/1/17	25	28
Florida Power & Light Co.	5.625%	4/1/34	25	26
Florida Power & Light Co.	5.400%	9/1/35	75	75
Florida Power & Light Co.	6.200%	6/1/36	50	55
Florida Power & Light Co.	5.650%	2/1/37	100	103
Florida Power & Light Co.	5.850%	5/1/37	25	27
Florida Power & Light Co.	5.950%	2/1/38	150	163
Florida Power & Light Co.	5.960%	4/1/39	475	512
Florida Power Corp.	5.650%	6/15/18	75	84
Florida Power Corp.	6.350%	9/15/37	225	252
Florida Power Corp.	6.400%	6/15/38	650	726
Georgia Power Co.	5.400%	6/1/40	300	295
Great Plains Energy Inc.	2.750%	8/15/13	100	101
Iberdrola International BV	6.750%	6/15/12	150	158
Iberdrola International BV	6.750%	7/15/36	75	79
Indiana Michigan Power Co.	6.050%	3/15/37	200	207
4 Integrys Energy Group Inc.	6.110%	12/1/66	150	147
Interstate Power & Light Co.	6.250%	7/15/39	50	55
Jersey Central Power & Light Co.	5.625%	5/1/16	125	138
Jersey Central Power & Light Co.	5.650%	6/1/17	475	518
Kansas City Power & Light Co.	6.050%	11/15/35	50	50
6 Kentucky Utilities Co.	1.625%	11/1/15	25	24
6 Kentucky Utilities Co.	3.250%	11/1/20	50	46
6 Kentucky Utilities Co.	5.125%	11/1/40	125	120
6 LG&E and KU Energy LLC	2.125%	11/15/15	75	71
6 LG&E and KU Energy LLC	3.750%	11/15/20	100	92
6 Louisville Gas & Electric Co.	1.625%	11/15/15	125	120
6 Louisville Gas & Electric Co.	5.125%	11/15/40	125	120
MidAmerican Energy Co.	5.650%	7/15/12	200	211
MidAmerican Energy Co.	5.125%	1/15/13	150	160
MidAmerican Energy Co.	5.950%	7/15/17	75	85
MidAmerican Energy Co.	5.300%	3/15/18	50	55
MidAmerican Energy Co.	6.750%	12/30/31	125	145
MidAmerican Energy Co.	5.750%	11/1/35	250	260

Midamerican Energy Holdings Co.	5.750%	4/1/18	125	139
Midamerican Energy Holdings Co.	5.950%	5/15/37	125	129
Midamerican Energy Holdings Co.	6.500%	9/15/37	50	55
National Rural Utilities Cooperative Finance
Corp.	2.625%	9/16/12	450	460
National Rural Utilities Cooperative Finance
Corp.	5.500%	7/1/13	100	109
National Rural Utilities Cooperative Finance
Corp.	4.750%	3/1/14	175	189
National Rural Utilities Cooperative Finance
Corp.	5.450%	4/10/17	250	275
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	200	219
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	175	224
Nevada Power Co.	7.125%	3/15/19	550	647
NextEra Energy Capital Holdings Inc.	5.350%	6/15/13	125	133
NextEra Energy Capital Holdings Inc.	2.550%	11/15/13	725	737
4 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	75	74
4 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	75	75
6 Niagara Mohawk Power Corp.	4.881%	8/15/19	50	52
Northern States Power Co.	1.950%	8/15/15	25	25
Northern States Power Co.	5.250%	3/1/18	150	163
Northern States Power Co.	6.250%	6/1/36	50	57
Northern States Power Co.	6.200%	7/1/37	50	56
Northern States Power Co.	5.350%	11/1/39	75	76
NSTAR	4.500%	11/15/19	25	26
NSTAR Electric Co.	4.875%	4/15/14	50	54
NSTAR Electric Co.	5.625%	11/15/17	150	169
NSTAR Electric Co.	5.500%	3/15/40	75	75
Oglethorpe Power Corp.	5.950%	11/1/39	50	51
Oglethorpe Power Corp.	5.375%	11/1/40	125	118
Ohio Edison Co.	6.400%	7/15/16	175	196
Ohio Power Co.	5.750%	9/1/13	200	217
Ohio Power Co.	6.000%	6/1/16	75	84
Oklahoma Gas & Electric Co.	5.850%	6/1/40	100	102
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	125	140
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	125	145
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	225	269
Pacific Gas & Electric Co.	4.800%	3/1/14	700	754
Pacific Gas & Electric Co.	5.625%	11/30/17	150	166
Pacific Gas & Electric Co.	8.250%	10/15/18	200	255
Pacific Gas & Electric Co.	6.050%	3/1/34	625	652
PacifiCorp	7.700%	11/15/31	600	761
PacifiCorp	5.250%	6/15/35	100	97
Peco Energy Co.	5.350%	3/1/18	50	55
Pennsylvania Electric Co.	6.050%	9/1/17	75	81
Pepco Holdings Inc.	2.700%	10/1/15	175	172
Potomac Electric Power Co.	6.500%	11/15/37	100	115
PPL Energy Supply LLC	6.300%	7/15/13	75	82
PPL Energy Supply LLC	6.200%	5/15/16	23	25
PPL Energy Supply LLC	6.500%	5/1/18	50	56
Progress Energy Carolina	5.300%	1/15/19	175	191
Progress Energy Inc.	6.850%	4/15/12	25	27
Progress Energy Inc.	6.050%	3/15/14	50	55
Progress Energy Inc.	6.000%	12/1/39	25	26
PSEG Power LLC	6.950%	6/1/12	450	478
PSEG Power LLC	2.500%	4/15/13	75	76

PSEG Power LLC	5.000%	4/1/14	75	80
PSEG Power LLC	5.500%	12/1/15	75	81
PSEG Power LLC	8.625%	4/15/31	100	126
Public Service Co. of Colorado	7.875%	10/1/12	125	137
Public Service Co. of Colorado	5.125%	6/1/19	275	297
Public Service Co. of Colorado	3.200%	11/15/20	25	23
Public Service Co. of Colorado	6.250%	9/1/37	25	28
Public Service Co. of Oklahoma	6.625%	11/15/37	200	221
Public Service Electric & Gas Co.	2.700%	5/1/15	200	200
Public Service Electric & Gas Co.	5.800%	5/1/37	75	79
Puget Sound Energy Inc.	5.483%	6/1/35	25	24
Puget Sound Energy Inc.	6.274%	3/15/37	125	134
Puget Sound Energy Inc.	5.757%	10/1/39	75	76
Puget Sound Energy Inc.	5.764%	7/15/40	100	102
Puget Sound Energy Inc.	5.638%	4/15/41	50	49
San Diego Gas & Electric Co.	5.350%	5/15/35	25	25
San Diego Gas & Electric Co.	4.500%	8/15/40	150	133
Sierra Pacific Power Co.	6.000%	5/15/16	100	112
Sierra Pacific Power Co.	6.750%	7/1/37	150	172
South Carolina Electric & Gas Co.	6.500%	11/1/18	100	117
South Carolina Electric & Gas Co.	6.050%	1/15/38	25	27
Southern California Edison Co.	5.000%	1/15/14	200	217
Southern California Edison Co.	4.650%	4/1/15	100	108
Southern California Edison Co.	5.000%	1/15/16	25	27
Southern California Edison Co.	6.650%	4/1/29	75	85
Southern California Edison Co.	6.000%	1/15/34	50	54
Southern California Edison Co.	5.750%	4/1/35	75	78
Southern California Edison Co.	5.350%	7/15/35	100	99
Southern California Edison Co.	5.625%	2/1/36	125	128
Southern California Edison Co.	5.950%	2/1/38	200	215
Southern California Edison Co.	4.500%	9/1/40	75	65
Southern Co.	4.150%	5/15/14	100	106
Southern Co.	2.375%	9/15/15	150	147
Southern Power Co.	6.250%	7/15/12	100	106
Southern Power Co.	4.875%	7/15/15	200	214
Southwestern Electric Power Co.	6.450%	1/15/19	100	112
Southwestern Electric Power Co.	6.200%	3/15/40	50	50
Tampa Electric Co.	6.100%	5/15/18	100	112
Tampa Electric Co.	6.550%	5/15/36	100	112
Teco Finance Inc.	4.000%	3/15/16	50	51
Teco Finance Inc.	5.150%	3/15/20	50	52
Toledo Edison Co.	6.150%	5/15/37	100	103
TransAlta Corp.	6.650%	5/15/18	50	56
UIL Holdings Corp.	4.625%	10/1/20	75	71
Union Electric Co.	8.450%	3/15/39	150	205
United Utilities plc	5.375%	2/1/19	325	330
Virginia Electric and Power Co.	6.000%	1/15/36	125	134
Virginia Electric and Power Co.	6.000%	5/15/37	100	108
Virginia Electric and Power Co.	6.350%	11/30/37	50	56
Virginia Electric and Power Co.	8.875%	11/15/38	25	36
Wisconsin Electric Power Co.	4.250%	12/15/19	50	51
Wisconsin Electric Power Co.	5.700%	12/1/36	300	312
4 Wisconsin Energy Corp.	6.250%	5/15/67	425	427
Wisconsin Power & Light Co.	5.000%	7/15/19	50	54
Wisconsin Power & Light Co.	6.375%	8/15/37	100	114
Xcel Energy Inc.	5.613%	4/1/17	78	84
Xcel Energy Inc.	4.700%	5/15/20	100	103

Xcel Energy Inc.	6.500%	7/1/36	100	111

Natural Gas (0.7%)
Atmos Energy Corp.	4.950%	10/15/14	50	53
Atmos Energy Corp.	8.500%	3/15/19	75	94
Boardwalk Pipelines LP	5.500%	2/1/17	100	106
CenterPoint Energy Resources Corp.	6.150%	5/1/16	75	83
6 CenterPoint Energy Resources Corp.	4.500%	1/15/21	50	49
6 CenterPoint Energy Resources Corp.	5.850%	1/15/41	50	49
DCP Midstream Operating LP	3.250%	10/1/15	100	98
El Paso Natural Gas Co.	5.950%	4/15/17	425	466
Enbridge Energy Partners LP	6.500%	4/15/18	75	85
Enbridge Energy Partners LP	9.875%	3/1/19	125	164
Enbridge Energy Partners LP	7.500%	4/15/38	150	178
Energy Transfer Partners LP	5.650%	8/1/12	100	105
Energy Transfer Partners LP	6.000%	7/1/13	400	434
Energy Transfer Partners LP	8.500%	4/15/14	125	146
Energy Transfer Partners LP	5.950%	2/1/15	75	82
Energy Transfer Partners LP	6.125%	2/15/17	50	55
Energy Transfer Partners LP	9.000%	4/15/19	250	315
Energy Transfer Partners LP	6.625%	10/15/36	150	158
7 Enron Corp.	9.125%	4/1/03	500	1
7 Enron Corp.	7.125%	5/15/07	150	—
7 Enron Corp.	6.875%	10/15/07	500	1
Enterprise Products Operating LLC	4.600%	8/1/12	125	130
Enterprise Products Operating LLC	5.650%	4/1/13	250	269
Enterprise Products Operating LLC	5.900%	4/15/13	50	54
Enterprise Products Operating LLC	9.750%	1/31/14	240	287
Enterprise Products Operating LLC	5.600%	10/15/14	275	302
Enterprise Products Operating LLC	6.300%	9/15/17	150	169
Enterprise Products Operating LLC	6.650%	4/15/18	50	57
Enterprise Products Operating LLC	6.500%	1/31/19	50	56
Enterprise Products Operating LLC	6.875%	3/1/33	175	190
Enterprise Products Operating LLC	7.550%	4/15/38	75	88
Enterprise Products Operating LLC	5.950%	2/1/41	650	632
EQT Corp.	6.500%	4/1/18	350	379
7 HNG Internorth	9.625%	3/15/06	500	1
KeySpan Corp.	8.000%	11/15/30	75	92
Kinder Morgan Energy Partners LP	5.850%	9/15/12	125	133
Kinder Morgan Energy Partners LP	5.000%	12/15/13	300	324
Kinder Morgan Energy Partners LP	5.625%	2/15/15	325	358
Kinder Morgan Energy Partners LP	5.950%	2/15/18	50	55
Kinder Morgan Energy Partners LP	6.850%	2/15/20	125	143
Kinder Morgan Energy Partners LP	7.300%	8/15/33	250	280
Kinder Morgan Energy Partners LP	5.800%	3/15/35	50	48
Kinder Morgan Energy Partners LP	6.500%	9/1/39	75	77
Magellan Midstream Partners LP	5.650%	10/15/16	75	82
Magellan Midstream Partners LP	6.550%	7/15/19	75	85
National Grid plc	6.300%	8/1/16	325	368
Nisource Finance Corp.	5.400%	7/15/14	400	437
Nisource Finance Corp.	5.250%	9/15/17	150	159
Nisource Finance Corp.	6.125%	3/1/22	75	81
Nisource Finance Corp.	6.250%	12/15/40	25	25
NuStar Logistics LP	7.650%	4/15/18	125	146
Oneok Inc.	5.200%	6/15/15	75	80
Oneok Inc.	6.000%	6/15/35	125	122
ONEOK Partners LP	5.900%	4/1/12	100	105
ONEOK Partners LP	3.250%	2/1/16	50	50

ONEOK Partners LP	6.150%	10/1/16	150	169
ONEOK Partners LP	8.625%	3/1/19	225	283
ONEOK Partners LP	6.850%	10/15/37	150	163
ONEOK Partners LP	6.125%	2/1/41	175	174
Panhandle Eastern Pipeline Co. LP	6.200%	11/1/17	250	277
Plains All American Pipeline LP / PAA
Finance Corp.	6.500%	5/1/18	25	28
Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	75	93
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	300	300
Questar Corp.	2.750%	2/1/16	25	25
Sempra Energy	2.000%	3/15/14	25	25
Sempra Energy	6.000%	10/15/39	300	308
6 Southern Natural Gas Co.	5.900%	4/1/17	300	331
Southern Union Co.	7.600%	2/1/24	250	279
Spectra Energy Capital LLC	5.500%	3/1/14	125	135
Spectra Energy Capital LLC	6.200%	4/15/18	50	55
Spectra Energy Capital LLC	6.750%	2/15/32	50	54
Texas Gas Transmission LLC	4.600%	6/1/15	100	105
TransCanada PipeLines Ltd.	6.500%	8/15/18	150	175
TransCanada PipeLines Ltd.	3.800%	10/1/20	175	168
TransCanada PipeLines Ltd.	5.600%	3/31/34	150	148
TransCanada PipeLines Ltd.	5.850%	3/15/36	300	305
TransCanada PipeLines Ltd.	6.200%	10/15/37	625	661
4 TransCanada PipeLines Ltd.	6.350%	5/15/67	275	275
Williams Partners LP	3.800%	2/15/15	75	77
Williams Partners LP	5.250%	3/15/20	475	496
Williams Partners LP	4.125%	11/15/20	425	404
Williams Partners LP	6.300%	4/15/40	100	103

Other Utility (0.0%)
Veolia Environnement SA	6.000%	6/1/18	400	445

				47,414
Total Corporate Bonds (Cost $401,551)				424,082
Sovereign Bonds (U.S. Dollar-Denominated) (4.6%)
African Development Bank	1.000%	11/23/11	150	150
African Development Bank	1.750%	10/1/12	100	101
African Development Bank	1.625%	2/11/13	150	152
African Development Bank	3.000%	5/27/14	450	471
Asian Development Bank	4.500%	9/4/12	125	131
Asian Development Bank	1.625%	7/15/13	425	430
Asian Development Bank	3.625%	9/5/13	350	371
Asian Development Bank	2.750%	5/21/14	750	775
Asian Development Bank	4.250%	10/20/14	275	299
Asian Development Bank	2.625%	2/9/15	275	282
Asian Development Bank	2.500%	3/15/16	325	327
Asian Development Bank	5.593%	7/16/18	275	309
Brazilian Government International Bond	10.250%	6/17/13	50	60
Brazilian Government International Bond	7.875%	3/7/15	175	208
Brazilian Government International Bond	6.000%	1/17/17	625	701
4 Brazilian Government International Bond	8.000%	1/15/18	700	822
Brazilian Government International Bond	5.875%	1/15/19	1,400	1,547
Brazilian Government International Bond	8.875%	10/14/19	300	394
Brazilian Government International Bond	4.875%	1/22/21	175	179
Brazilian Government International Bond	8.875%	4/15/24	125	170

Brazilian Government International Bond	8.750%	2/4/25	300	404
Brazilian Government International Bond	10.125%	5/15/27	325	489
Brazilian Government International Bond	8.250%	1/20/34	400	528
Brazilian Government International Bond	7.125%	1/20/37	325	386
Brazilian Government International Bond	11.000%	8/17/40	500	672
Brazilian Government International Bond	5.625%	1/7/41	450	442
Chile Government International Bond	5.500%	1/15/13	175	187
Chile Government International Bond	3.875%	8/5/20	200	195
China Development Bank Corp.	4.750%	10/8/14	100	106
China Development Bank Corp.	5.000%	10/15/15	100	107
China Government International Bond	4.750%	10/29/13	50	54
Corp Andina de Fomento	3.750%	1/15/16	125	124
Corp Andina de Fomento	8.125%	6/4/19	400	479
Corp. Andina de Fomento	5.200%	5/21/13	75	80
Corp. Andina de Fomento	5.125%	5/5/15	50	53
Corp. Andina de Fomento	5.750%	1/12/17	275	294
Council Of Europe Development Bank	2.750%	2/10/15	150	154
Council Of Europe Development Bank	2.625%	2/16/16	150	151
8 Development Bank of Japan	4.250%	6/9/15	250	269
Eksportfinans ASA	3.000%	11/17/14	100	103
Eksportfinans ASA	2.000%	9/15/15	450	439
Eksportfinans ASA	5.500%	5/25/16	350	392
Eksportfinans ASA	5.500%	6/26/17	125	139
European Bank for Reconstruction &
Development	2.750%	4/20/15	525	535
European Bank for Reconstruction &
Development	1.625%	9/3/15	125	122
European Bank for Reconstruction &
Development	2.500%	3/15/16	175	175
6 European Investment Bank	1.125%	4/16/12	950	956
European Investment Bank	1.750%	9/14/12	300	305
European Investment Bank	1.625%	3/15/13	200	203
European Investment Bank	2.875%	3/15/13	225	232
European Investment Bank	3.250%	5/15/13	300	312
European Investment Bank	1.875%	6/17/13	175	178
European Investment Bank	4.250%	7/15/13	1,175	1,258
European Investment Bank	1.250%	9/17/13	625	624
European Investment Bank	1.250%	2/14/14	475	472
European Investment Bank	2.375%	3/14/14	700	717
European Investment Bank	4.625%	5/15/14	175	191
European Investment Bank	3.125%	6/4/14	1,975	2,065
European Investment Bank	2.875%	1/15/15	200	206
European Investment Bank	2.750%	3/23/15	450	462
European Investment Bank	1.625%	9/1/15	650	638
European Investment Bank	1.375%	10/20/15	475	455
European Investment Bank	4.875%	2/16/16	650	718
European Investment Bank	2.500%	5/16/16	725	724
European Investment Bank	5.125%	9/13/16	450	504
European Investment Bank	4.875%	1/17/17	150	166
European Investment Bank	5.125%	5/30/17	675	754
European Investment Bank	2.875%	9/15/20	100	93
European Investment Bank	4.000%	2/16/21	25	25
Export Development Canada	1.750%	9/24/12	475	482
Export Development Canada	3.500%	5/16/13	275	287
Export Development Canada	3.125%	4/24/14	150	157
Export Development Canada	2.250%	5/28/15	75	76
Export-Import Bank of Korea	5.500%	10/17/12	325	342
Export-Import Bank of Korea	8.125%	1/21/14	1,025	1,167

Export-Import Bank of Korea	5.875%	1/14/15	150	162
Hungary Government International Bond	4.750%	2/3/15	250	251
Hydro Quebec	6.300%	5/11/11	75	75
Hydro Quebec	8.000%	2/1/13	500	557
Hydro Quebec	8.400%	1/15/22	275	369
Hydro Quebec	8.050%	7/7/24	200	266
Inter-American Development Bank	3.000%	4/22/14	625	653
Inter-American Development Bank	2.250%	7/15/15	200	200
Inter-American Development Bank	2.375%	8/15/17	100	97
Inter-American Development Bank	4.250%	9/10/18	1,050	1,128
Inter-American Development Bank	3.875%	9/17/19	1,550	1,596
Inter-American Development Bank	3.875%	2/14/20	50	51
Inter-American Development Bank	7.000%	6/15/25	100	125
International Bank for Reconstruction &
Development	2.000%	4/2/12	1,450	1,472
International Bank for Reconstruction &
Development	0.800%	7/13/12	400	400
International Bank for Reconstruction &
Development	1.750%	7/15/13	375	379
International Bank for Reconstruction &
Development	3.500%	10/8/13	200	211
International Bank for Reconstruction &
Development	1.125%	8/25/14	500	495
International Bank for Reconstruction &
Development	2.375%	5/26/15	1,050	1,061
International Bank for Reconstruction &
Development	2.125%	3/15/16	650	641
International Bank for Reconstruction &
Development	4.750%	2/15/35	600	602
International Finance Corp.	3.500%	5/15/13	175	183
International Finance Corp.	3.000%	4/22/14	775	805
International Finance Corp.	2.750%	4/20/15	175	179
International Finance Corp.	2.125%	11/17/17	300	282
Israel Government International Bond	4.625%	6/15/13	75	79
Israel Government International Bond	5.500%	11/9/16	175	191
Israel Government International Bond	5.125%	3/26/19	550	574
Japan Bank for International Cooperation	4.250%	6/18/13	625	661
8 Japan Finance Corp.	1.500%	7/6/12	400	402
8 Japan Finance Corp.	2.125%	11/5/12	250	254
8 Japan Finance Corp.	2.875%	2/2/15	325	329
8 Japan Finance Corp.	1.875%	9/24/15	25	24
8 Japan Finance Corp.	2.500%	1/21/16	200	197
8 Japan Finance Organization for Municipalities	4.625%	4/21/15	100	108
Japan Finance Organization for Municipalities	5.000%	5/16/17	100	109
8 Japan Finance Organization for Municipalities	4.000%	1/13/21	300	294
Korea Development Bank	5.300%	1/17/13	125	132
Korea Development Bank	5.750%	9/10/13	250	269
Korea Development Bank	8.000%	1/23/14	250	284
Korea Development Bank	4.375%	8/10/15	750	768
Korea Electric Power Corp.	7.750%	4/1/13	175	193
Korea Finance Corp.	3.250%	9/20/16	250	241
9 Kreditanstalt fuer Wiederaufbau	2.250%	4/16/12	275	280
Kreditanstalt fuer Wiederaufbau	4.750%	5/15/12	50	52
9 Kreditanstalt fuer Wiederaufbau	1.250%	6/15/12	1,050	1,057
9 Kreditanstalt fuer Wiederaufbau	1.875%	1/14/13	550	558
9 Kreditanstalt fuer Wiederaufbau	3.250%	3/15/13	1,675	1,744
9 Kreditanstalt fuer Wiederaufbau	3.500%	5/16/13	200	210
9 Kreditanstalt fuer Wiederaufbau	1.375%	7/15/13	600	601

9	Kreditanstalt fuer Wiederaufbau	4.000%	10/15/13	1,225	1,303
9	Kreditanstalt fuer Wiederaufbau	1.375%	1/13/14	550	547
9	Kreditanstalt fuer Wiederaufbau	3.500%	3/10/14	625	659
9	Kreditanstalt fuer Wiederaufbau	1.500%	4/4/14	50	50
9	Kreditanstalt fuer Wiederaufbau	4.125%	10/15/14	575	618
9	Kreditanstalt fuer Wiederaufbau	2.750%	10/21/14	225	231
9	Kreditanstalt fuer Wiederaufbau	2.625%	3/3/15	775	790
9	Kreditanstalt fuer Wiederaufbau	1.250%	10/26/15	200	190
9	Kreditanstalt fuer Wiederaufbau	5.125%	3/14/16	1,450	1,613
9	Kreditanstalt fuer Wiederaufbau	4.375%	3/15/18	250	269
9	Kreditanstalt fuer Wiederaufbau	4.875%	6/17/19	1,350	1,477
9	Kreditanstalt fuer Wiederaufbau	4.000%	1/27/20	50	51
9	Kreditanstalt fuer Wiederaufbau	2.750%	9/8/20	150	137
9	Landwirtschaftliche Rentenbank	5.250%	7/2/12	600	632
	Landwirtschaftliche Rentenbank	1.875%	9/24/12	625	630
	Landwirtschaftliche Rentenbank	3.250%	3/15/13	150	156
	Landwirtschaftliche Rentenbank	4.125%	7/15/13	175	185
9	Landwirtschaftliche Rentenbank	3.125%	7/15/15	375	386
	Landwirtschaftliche Rentenbank	4.875%	11/16/15	275	302
	Mexico Government International Bond	6.375%	1/16/13	474	516
	Mexico Government International Bond	5.875%	2/17/14	250	274
	Mexico Government International Bond	6.625%	3/3/15	510	583
	Mexico Government International Bond	11.375%	9/15/16	100	140
	Mexico Government International Bond	5.625%	1/15/17	325	358
	Mexico Government International Bond	5.950%	3/19/19	500	555
	Mexico Government International Bond	5.125%	1/15/20	200	209
	Mexico Government International Bond	8.300%	8/15/31	250	333
	Mexico Government International Bond	6.750%	9/27/34	1,408	1,590
	Mexico Government International Bond	6.050%	1/11/40	775	794
	Mexico Government International Bond	5.750%	10/12/10	50	45
	Nordic Investment Bank	1.625%	1/28/13	250	253
	Nordic Investment Bank	2.625%	10/6/14	225	230
	Nordic Investment Bank	2.500%	7/15/15	225	227
	Nordic Investment Bank	2.250%	3/15/16	300	296
	North American Development Bank	4.375%	2/11/20	100	102
[10] Oesterreichische Kontrollbank AG		1.750%	3/11/13	400	405
[10] Oesterreichische Kontrollbank AG		5.000%	4/25/17	600	663
	Panama Government International Bond	7.250%	3/15/15	200	232
	Panama Government International Bond	5.200%	1/30/20	600	636
	Panama Government International Bond	7.125%	1/29/26	600	708
4	Panama Government International Bond	6.700%	1/26/36	100	111
	Pemex Project Funding Master Trust	5.750%	3/1/18	600	634
	Pemex Project Funding Master Trust	6.625%	6/15/35	625	631
	Pemex Project Funding Master Trust	6.625%	6/15/38	150	150
	Peruvian Government International Bond	7.125%	3/30/19	350	412
	Peruvian Government International Bond	7.350%	7/21/25	400	474
	Peruvian Government International Bond	8.750%	11/21/33	142	191
4	Peruvian Government International Bond	6.550%	3/14/37	525	566
	Petrobras International Finance Co. - Pifco	7.750%	9/15/14	75	86
	Petrobras International Finance Co. - Pifco	3.875%	1/27/16	100	100
	Petrobras International Finance Co. - Pifco	6.125%	10/6/16	350	389
	Petrobras International Finance Co. - Pifco	5.875%	3/1/18	400	423
	Petrobras International Finance Co. - Pifco	8.375%	12/10/18	300	363
	Petrobras International Finance Co. - Pifco	7.875%	3/15/19	850	998
	Petrobras International Finance Co. - Pifco	5.750%	1/20/20	75	78
	Petrobras International Finance Co. - Pifco	5.375%	1/27/21	125	125
	Petrobras International Finance Co. - Pifco	6.875%	1/20/40	150	155
	Petrobras International Finance Co. - Pifco	6.750%	1/27/41	75	77

Petroleos Mexicanos	4.875%	3/15/15	175	186
Petroleos Mexicanos	8.000%	5/3/19	200	240
Petroleos Mexicanos	6.000%	3/5/20	400	426
Petroleos Mexicanos	5.500%	1/21/21	150	152
Poland Government International Bond	6.250%	7/3/12	250	266
Poland Government International Bond	5.250%	1/15/14	200	214
Poland Government International Bond	3.875%	7/16/15	400	405
Poland Government International Bond	6.375%	7/15/19	850	947
Province of British Columbia Canada	2.850%	6/15/15	400	410
Province of Manitoba Canada	2.125%	4/22/13	200	204
Province of Manitoba Canada	2.625%	7/15/15	250	253
Province of Nova Scotia Canada	2.375%	7/21/15	200	199
Province of Ontario Canada	1.875%	11/19/12	1,025	1,041
Province of Ontario Canada	1.375%	1/27/14	375	372
Province of Ontario Canada	4.100%	6/16/14	675	722
Province of Ontario Canada	2.950%	2/5/15	100	103
Province of Ontario Canada	2.700%	6/16/15	575	581
Province of Ontario Canada	1.875%	9/15/15	200	196
Province of Ontario Canada	4.750%	1/19/16	100	109
Province of Ontario Canada	5.450%	4/27/16	500	559
Province of Ontario Canada	3.150%	12/15/17	225	221
Province of Ontario Canada	4.000%	10/7/19	575	580
Province of Ontario Canada	4.400%	4/14/20	500	514
Province of Quebec Canada	5.125%	11/14/16	325	360
Province of Quebec Canada	4.625%	5/14/18	575	615
Province of Quebec Canada	3.500%	7/29/20	350	337
Province of Quebec Canada	7.500%	9/15/29	325	433
Region of Lombardy Italy	5.804%	10/25/32	200	187
Republic of Italy	5.625%	6/15/12	425	447
Republic of Italy	2.125%	10/5/12	1,300	1,313
Republic of Italy	2.125%	9/16/13	500	501
Republic of Italy	3.125%	1/26/15	425	427
Republic of Italy	4.750%	1/25/16	500	525
Republic of Italy	5.250%	9/20/16	1,050	1,108
Republic of Italy	5.375%	6/15/33	175	173
Republic of Korea	4.250%	6/1/13	350	365
Republic of Korea	5.750%	4/16/14	325	354
Republic of Korea	7.125%	4/16/19	225	264
Republic of Korea	5.625%	11/3/25	100	104
South Africa Government International Bond	7.375%	4/25/12	500	533
South Africa Government International Bond	6.875%	5/27/19	250	289
South Africa Government International Bond	5.500%	3/9/20	300	317
Svensk Exportkredit AB	3.250%	9/16/14	200	209
Svensk Exportkredit AB	5.125%	3/1/17	350	387
Total Sovereign Bonds (Cost $91,774)				95,064
Taxable Municipal Bonds (0.9%)
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.939%	2/15/47	150	131
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.499%	2/15/50	50	52
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	8.084%	2/15/50	125	143
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	50	51
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	100	102

Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	150	151
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	250	253
Board of Regents of the University of Texas
System Revenue Financing System
Revenue	5.262%	7/1/39	50	47
Board of Regents of the University of Texas
System Revenue Financing System
Revenue	6.276%	8/15/41	25	26
Board of Regents of the University of Texas
System Revenue Financing System
Revenue	5.134%	8/15/42	100	96
Board of Regents of the University of Texas
System Revenue Financing System
Revenue	4.794%	8/15/46	75	67
California Educational Facilities Authority
Revenue (Stanford University)	3.625%	5/1/14	200	211
California Educational Facilities Authority
Revenue (Stanford University)	4.250%	5/1/16	100	107
California GO	5.250%	4/1/14	100	106
California GO	3.950%	11/1/15	150	150
California GO	5.750%	3/1/17	100	105
California GO	6.200%	10/1/19	275	293
California GO	5.700%	11/1/21	250	252
California GO	7.500%	4/1/34	600	648
California GO	5.650%	4/1/39	100	105
California GO	7.300%	10/1/39	75	80
California GO	7.350%	11/1/39	575	614
California GO	7.625%	3/1/40	250	275
California GO	7.600%	11/1/40	200	219
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	50	49
Chicago IL Board of Education GO	6.319%	11/1/29	50	48
Chicago IL Board of Education GO	6.138%	12/1/39	50	45
Chicago IL GO	7.781%	1/1/35	50	53
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	300	298
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	50	48
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	150	133
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	125	123
Chicago IL Wastewater Transmission
Revenue	6.900%	1/1/40	50	51
Chicago IL Water Revenue	6.742%	11/1/40	75	77
Clark County NV Airport Revenue	6.881%	7/1/42	100	100
Commonwealth Financing Authority
Pennsylvania Revenue	6.218%	6/1/39	150	148
Connecticut GO	5.090%	10/1/30	175	169
Connecticut GO	5.850%	3/15/32	200	207
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.459%	11/1/30	50	49
Cook County IL GO	6.229%	11/15/34	50	48
Curators of the University of Missouri System
Facilities Revenue	5.792%	11/1/41	50	52
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	50	45

Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	100	103
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	50	44
Dallas TX Independent School District GO	6.450%	2/15/35	100	107
Denver CO City & County School District No.
1 GO	5.664%	12/1/33	50	50
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	50
District of Columbia Income Tax Revenue	5.582%	12/1/35	50	50
Georgia GO	4.503%	11/1/25	150	150
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	200	190
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	150	141
Georgia Municipal Electric Power Authority
Revenue	7.055%	4/1/57	75	70
Illinois GO	2.766%	1/1/12	150	151
Illinois GO	4.071%	1/1/14	150	151
Illinois GO	4.511%	3/1/15	75	75
Illinois GO	5.365%	3/1/17	175	174
Illinois GO	4.950%	6/1/23	550	487
Illinois GO	5.100%	6/1/33	1,100	890
Illinois GO	6.725%	4/1/35	200	191
Illinois Toll Highway Authority Revenue	5.851%	12/1/34	50	46
Indianapolis IN Local Public Improvement
Revenue	6.116%	1/15/40	250	255
[11] Kansas Development Finance Authority
Revenue (Public Employees Retirement
System)	5.501%	5/1/34	175	167
Las Vegas Valley Water District Nevada GO	7.013%	6/1/39	50	53
Los Angeles CA Community College District
GO	6.600%	8/1/42	150	157
Los Angeles CA Department of Water &
Power Revenue	5.716%	7/1/39	75	70
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	150	146
Los Angeles CA Department of Water &
Power Revenue	6.166%	7/1/40	25	24
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	100	104
Los Angeles CA Unified School District GO	5.755%	7/1/29	500	485
Los Angeles CA Unified School District GO	5.750%	7/1/34	125	118
Los Angeles CA Unified School District GO	6.758%	7/1/34	50	52
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax
Revenue	5.735%	6/1/39	75	71
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.488%	8/1/33	100	103
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.618%	8/1/40	50	49
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes
Medical Institute)	3.450%	9/1/14	100	105
Maryland Health & Higher Educational
Facilities Authority Revenue (Johns
Hopkins University)	5.250%	7/1/19	200	219
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	50	52
Massachusetts GO	4.200%	12/1/21	125	124
Massachusetts GO	5.456%	12/1/39	150	151

Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	75	77
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	51
Massachusetts Water Pollution Abatement
Trust	5.192%	8/1/40	75	72
Metropolitan Government of Nashville &
Davidson County TN GO	5.707%	7/1/34	50	50
Metropolitan New York Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	250	283
Metropolitan New York Transportation
Authority Revenue (Transit Revenue)	5.871%	11/15/39	50	47
Metropolitan New York Transportation
Authority Revenue (Transit Revenue)	6.648%	11/15/39	100	101
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue	7.462%	10/1/46	50	49
Mississippi GO	5.245%	11/1/34	50	48
Missouri Highways & Transportation
Commission Road Revenue	5.445%	5/1/33	50	49
[12] New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	225	233
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.561%	12/15/40	500	499
[13] New Jersey Turnpike Authority Revenue	4.252%	1/1/16	5	5
[13] New Jersey Turnpike Authority Revenue	4.252%	1/1/16	70	72
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	300	336
New York City NY GO	6.246%	6/1/35	25	25
New York City NY GO	5.968%	3/1/36	100	100
New York City NY GO	5.985%	12/1/36	50	50
New York City NY GO	5.517%	10/1/37	50	47
New York City NY GO	6.271%	12/1/37	100	105
New York City NY GO	5.846%	6/1/40	50	49
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/41	50	50
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.952%	6/15/42	50	51
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	6.011%	6/15/42	50	51
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.440%	6/15/43	100	95
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	175	176
New York City NY Transitional Finance
Authority Building Aid Revenue	6.828%	7/15/40	150	160
New York City NY Transitional Finance
Authority Future Tax Revenue	5.767%	8/1/36	50	50
New York City NY Transitional Finance
Authority Future Tax Revenue	5.508%	8/1/37	100	97
New York City NY Transitional Finance
Authority Future Tax Revenue	5.572%	11/1/38	75	74
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.500%	3/15/30	125	129
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.289%	3/15/33	100	97
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.628%	3/15/39	100	98
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.389%	3/15/40	75	71

New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.770%	3/15/39	150	151
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.838%	3/15/40	50	50
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	100	99
Ohio State University General Receipts
Revenue	4.910%	6/1/40	100	92
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	4.879%	12/1/34	75	72
Orange County CA Local Transportation
Authority Sales Tax Revenue	6.908%	2/15/41	50	56
Oregon Department Transportation Highway
Usertax Revenue	5.834%	11/15/34	50	50
Oregon GO	5.762%	6/1/23	50	53
Oregon GO	5.892%	6/1/27	75	78
[13] Oregon School Boards Association GO	4.759%	6/30/28	75	65
[11] Oregon School Boards Association GO	5.528%	6/30/28	50	48
Pennsylvania GO	4.650%	2/15/26	50	48
Pennsylvania GO	5.350%	5/1/30	200	192
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	9/15/27	50	46
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	50	44
Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	50	45
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	75	77
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	250	240
Regional Transportation District of Colorado
Sales Tax Revenue	5.844%	11/1/50	100	97
Rutgers State University NJ Revenue	5.665%	5/1/40	50	50
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	50	45
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	125	130
San Antonio TX Electric & Gas Systems
Revenue	5.718%	2/1/41	50	50
San Antonio TX Electric & Gas Systems
Revenue	5.808%	2/1/41	125	124
San Diego County CA Water Authority
Revenue	6.947%	7/1/40	50	53
San Diego County CA Water Authority
Revenue	6.138%	5/1/49	50	50
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	200	194
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	50	53
Texas Transportation Commission Revenue	5.028%	4/1/26	50	49
Texas Transportation Commission Revenue	5.178%	4/1/30	75	74
Texas Transportation Commission Revenue	4.631%	4/1/33	150	136
Texas Transportation Commission Revenue	4.681%	4/1/40	50	45
University of California Regents Medical
Center Revenue	6.548%	5/15/48	100	99
University of California Regents Medical
Center Revenue	6.583%	5/15/49	50	50
University of California Revenue	6.270%	5/15/31	500	505
University of California Revenue	5.946%	5/15/45	175	158

University of Massachusetts Building Authority
Revenue	5.450%	11/1/40	50	47
Utah GO	4.554%	7/1/24	50	51
Utah GO	3.539%	7/1/25	50	46
Washington GO	5.090%	8/1/33	250	239
Washington GO	5.140%	8/1/40	150	142
[11] Wisconsin GO	4.800%	5/1/13	75	80
[11] Wisconsin GO	5.700%	5/1/26	75	75
Total Taxable Municipal Bonds (Cost $19,572)				19,347
Tax-Exempt Municipal Bonds (0.0%)
San Francisco CA City & County Public Utility
Commission Water Revenue (Cost $50)	6.000%	11/1/40	50	47
			Shares
Temporary Cash Investment (4.4%)
Money Market Fund (4.4%)
[14,15] Vanguard Market Liquidity Fund
(Cost $90,906)	0.208%		90,906,000	90,906

Total Investments (103.9%) (Cost $2,099,669)				2,162,504
Other Assets and Liabilities-Net (-3.9%)[15]				(80,748)
Net Assets (100%)				2,081,756

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $147,000.
1 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 Guaranteed by the National Credit Union Administration.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Adjustable-rate security.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the aggregate value of these securities was $11,866,000, representing 0.6% of net assets.
7 Non-income-producing security--security in default.
8 Guaranteed by the Government of Japan.
9 Guaranteed by the Federal Republic of Germany.
10 Guaranteed by the Republic of Austria.
11 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
12 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
14 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
15 Includes $150,000 of collateral received for securities on loan.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

Vanguard Total Bond Market Index Portfolio

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of March 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,463,816	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	69,242	—
Corporate Bonds	—	424,079	3
Sovereign Bonds	—	95,064	—
Taxable Municipal Bonds	—	19,347	—
Tax-Exempt Municipal Bonds	—	47	—
Temporary Cash Investments	90,906	—	—
Total	90,906	2,071,595	3

There were no changes in investments valued based on Level 3 inputs during the three months ended March 31, 2011.

C. At March 31, 2011, the cost of investment securities for tax purposes was $2,099,669,000. Net unrealized appreciation of investment securities for tax purposes was $62,835,000, consisting of unrealized gains of $73,574,000 on securities that had risen in value since their purchase and $10,739,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Investment-Grade Portfolio

Schedule of Investments
As of March 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (6.7%)
U.S. Government Securities (6.3%)
United States Treasury Note/Bond	1.375%	2/15/12	1,200	1,211
United States Treasury Note/Bond	0.875%	2/29/12	515	518
United States Treasury Note/Bond	1.000%	3/31/12	2,500	2,517
United States Treasury Note/Bond	4.875%	6/30/12	200	211
United States Treasury Note/Bond	4.125%	8/31/12	10,000	10,503
United States Treasury Note/Bond	0.375%	9/30/12	3,500	3,490
United States Treasury Note/Bond	1.375%	10/15/12	6,279	6,354
United States Treasury Note/Bond	1.375%	1/15/13	10,000	10,111
United States Treasury Note/Bond	1.375%	2/15/13	6,000	6,068
United States Treasury Note/Bond	1.375%	3/15/13	5,500	5,559
United States Treasury Note/Bond	1.250%	3/15/14	10,000	9,987
United States Treasury Note/Bond	1.250%	8/31/15	459	444
				56,973
Agency Bonds and Notes (0.2%)
[1,2] Federal Home Loan Mortgage Corp.	0.181%	2/2/12	850	849
[1,2] Federal Home Loan Mortgage Corp.	0.218%	2/10/12	250	250
[1,2] Federal Home Loan Mortgage Corp.	0.214%	2/16/12	175	175
				1,274
Conventional Mortgage-Backed Securities (0.0%)
[2,3] Fannie Mae Pool	6.000%	12/1/16	121	132
[2,3] Fannie Mae Pool	6.500%	9/1/16–9/1/16	124	135
[2,3] Fannie Mae Pool	7.000%	4/1/13	1	1
[2,3] Freddie Mac Gold Pool	6.000%	4/1/17	94	102
				370
Nonconventional Mortgage-Backed Securities (0.2%)
[2,3] Fannie Mae Pool	2.250%	12/1/32	23	23
[2,3] Fannie Mae Pool	2.528%	9/1/32	8	8
[2,3] Fannie Mae Pool	2.551%	6/1/33	178	185
[2,3] Fannie Mae Pool	2.560%	7/1/32	18	19
[2,3] Fannie Mae Pool	2.585%	5/1/33	173	180
[2,3] Fannie Mae Pool	2.773%	5/1/33	39	41
[2,3] Fannie Mae Pool	2.896%	7/1/33	399	414
[2,3] Fannie Mae Pool	2.910%	8/1/33	64	66
[2,3] Fannie Mae Pool	2.914%	9/1/32	12	13
[2,3] Fannie Mae Pool	3.021%	8/1/33	55	57
[2,3] Fannie Mae Pool	3.024%	8/1/33	90	94
[2,3] Fannie Mae Pool	5.265%	8/1/37	30	31
[2,3] Fannie Mae Pool	5.496%	2/1/37	64	68
[2,3] Freddie Mac Non Gold Pool	2.537%	9/1/32	30	31
[2,3] Freddie Mac Non Gold Pool	2.711%	1/1/33	28	29
[2,3] Freddie Mac Non Gold Pool	2.711%	2/1/33	36	37
[2,3] Freddie Mac Non Gold Pool	2.968%	10/1/32	24	25
[2,3] Freddie Mac Non Gold Pool	3.018%	9/1/32	37	38
[2,3] Freddie Mac Non Gold Pool	3.204%	8/1/33	53	56
[2,3] Freddie Mac Non Gold Pool	5.742%	8/1/37	250	265
				1,680
Total U.S. Government and Agency Obligations (Cost $60,254)				60,297

Asset-Backed/Commercial Mortgage-Backed Securities (21.3%)
[3,4]	Ally Auto Receivables Trust	3.050%	12/15/14	1,130	1,170
3	Ally Auto Receivables Trust	2.090%	5/15/15	1,300	1,312
3	Ally Auto Receivables Trust	2.230%	3/15/16	1,200	1,203
[3,4]	Ally Auto Receivables Trust	2.690%	2/15/17	500	497
[3,4]	Ally Master Owner Trust	3.470%	4/15/15	500	516
[3,4]	Ally Master Owner Trust	3.870%	4/15/15	300	310
[3,4]	Ally Master Owner Trust	4.250%	4/15/17	200	211
[3,4]	Ally Master Owner Trust	4.590%	4/15/17	400	425
[1,3]	Ally Master Owner Trust	1.325%	8/15/17	1,650	1,673
[1,3,4]Ally Master Owner Trust		1.805%	8/15/17	990	1,008
[1,3,4]Ally Master Owner Trust		2.205%	8/15/17	750	771
[1,3,4]American Express Credit Account Master
	Trust	0.535%	12/15/13	100	100
[1,3,4]American Express Credit Account Master
	Trust	0.535%	3/17/14	100	100
[1,3,4]American Express Credit Account Master
	Trust	0.525%	9/15/14	65	65
[1,3,4]American Express Credit Account Master
	Trust	0.675%	1/15/15	70	70
[1,3]	American Express Credit Account Master
	Trust	1.355%	3/15/16	200	203
[1,3]	American Express Credit Account Master
	Trust	1.355%	3/15/16	130	132
[1,3]	American Express Credit Account Master
	Trust	1.355%	4/15/16	130	132
[1,3,4]American Express Credit Account Master
	Trust	0.925%	12/15/16	150	149
[1,3]	American Express Credit Account Master
	Trust	1.505%	3/15/17	1,480	1,531
[3,4]	Americold LLC Trust	4.954%	1/14/29	70	71
[3,4]	Americold LLC Trust	6.030%	1/14/29	210	222
[3,4]	Americold LLC Trust	6.811%	1/14/29	330	357
[1,3]	AmeriCredit Automobile Receivables Trust	5.260%	1/6/15	1,131	1,147
[1,3]	AmeriCredit Automobile Receivables Trust	5.260%	4/6/15	1,350	1,371
3	Americredit Prime Automobile Receivable	2.900%	12/15/14	80	82
[1,3,4]Arkle Master Issuer PLC		1.564%	5/17/60	3,800	3,779
[1,3,4]Arran Residential Mortgages Funding PLC		1.714%	5/16/47	650	649
[1,3,4]Arran Residential Mortgages Funding PLC		0.373%	4/12/56	1,198	1,197
4	BA Covered Bond Issuer	5.500%	6/14/12	800	836
[1,3]	BA Credit Card Trust	0.545%	6/16/14	135	134
[1,3]	BA Credit Card Trust	0.555%	9/15/15	870	872
[1,3]	BA Credit Card Trust	0.285%	4/15/16	1,700	1,690
[1,3]	BA Credit Card Trust	0.315%	4/15/16	790	786
[1,3]	BA Credit Card Trust	0.315%	9/15/16	700	695
[1,3]	BA Credit Card Trust	0.325%	12/15/16	1,200	1,190
[1,3]	BA Credit Card Trust	0.295%	11/15/19	790	771
3	Banc of America Commercial Mortgage Inc.	5.334%	9/10/45	330	339
[1,3]	Banc of America Commercial Mortgage Inc.	5.689%	4/10/49	580	615
[1,3]	Banc of America Funding Corp.	5.360%	9/20/46	1,078	800
[1,3]	Banc of America Mortgage Securities Inc.	3.247%	9/25/32	1	1
[1,3]	Banc of America Mortgage Securities Inc.	2.959%	5/25/33	69	64
[1,3]	Banc of America Mortgage Securities Inc.	2.857%	2/25/34	95	90
[3,4]	Bank of America Auto Trust	3.030%	10/15/16	925	950
[1,3,4]Bank of America Student Loan Trust		1.103%	2/25/43	2,095	2,099
[1,3]	Bank One Issuance Trust	1.055%	2/15/17	200	200

[1,3]	Bear Stearns Adjustable Rate Mortgage
	Trust	5.129%	10/25/36	1,121	833
[1,3]	Bear Stearns Adjustable Rate Mortgage
	Trust	5.296%	5/25/47	1,039	769
[1,3]	Bear Stearns Commercial Mortgage
	Securities	5.718%	6/11/40	395	425
3	Bear Stearns Commercial Mortgage
	Securities	5.478%	10/12/41	1,100	1,111
3	Bear Stearns Commercial Mortgage
	Securities	4.254%	7/11/42	21	21
[1,3]	Brazos Higher Education Authority	0.508%	6/25/26	350	324
[1,3]	Brazos Higher Education Authority	1.212%	5/25/29	1,184	1,182
[1,3]	Brazos Higher Education Authority	1.109%	2/25/30	1,500	1,500
[1,3]	Capital One Multi-Asset Execution Trust	0.545%	3/17/14	97	97
[1,3]	Capital One Multi-Asset Execution Trust	0.555%	6/16/14	750	748
[1,3]	Capital One Multi-Asset Execution Trust	0.575%	7/15/14	700	697
[1,3]	Capital One Multi-Asset Execution Trust	0.555%	11/17/14	850	844
[1,3]	Capital One Multi-Asset Execution Trust	0.315%	1/15/16	605	603
[1,3]	Capital One Multi-Asset Execution Trust	0.315%	7/15/16	700	696
[1,3]	Capital One Multi-Asset Execution Trust	2.505%	7/15/16	840	855
[1,3]	Capital One Multi-Asset Execution Trust	0.465%	12/15/16	75	75
[1,3]	Capital One Multi-Asset Execution Trust	1.305%	12/15/16	72	71
[1,3]	Capital One Multi-Asset Execution Trust	0.345%	8/15/18	130	128
[1,3]	Capital One Multi-Asset Execution Trust	0.345%	6/17/19	500	490
[1,3]	Capital One Multi-Asset Execution Trust	0.305%	11/15/19	610	596
[1,3]	Capital One Multi-Asset Execution Trust	0.335%	12/16/19	6,950	6,796
[1,3]	Capital One Multi-Asset Execution Trust	0.295%	7/15/20	4,270	4,145
3	CarMax Auto Owner Trust	2.040%	10/15/15	800	806
[1,3]	Chase Issuance Trust	0.545%	1/15/14	350	349
[1,3]	Chase Issuance Trust	0.695%	1/15/15	720	718
[1,3]	Chase Issuance Trust	0.715%	4/15/19	700	683
3	Chrysler Financial Auto Securitization Trust	2.940%	6/8/13	402	404
[3,4]	Chrysler Financial Auto Securitization Trust	6.250%	5/8/14	845	878
[3,4]	Chrysler Financial Auto Securitization Trust	5.570%	8/8/14	845	875
[3,4]	Chrysler Financial Auto Securitization Trust	6.540%	11/10/14	400	417
3	Chrysler Financial Auto Securitization Trust	3.520%	8/8/16	700	711
[3,4]	Chrysler Financial Lease Trust	3.460%	9/16/13	120	120
[3,4]	CIT Equipment Collateral	1.510%	5/15/12	580	581
[3,4]	CIT Equipment Collateral	2.410%	5/15/13	900	910
[1,3]	Citibank Credit Card Issuance Trust	0.665%	7/15/14	1,945	1,929
3	Citibank Credit Card Issuance Trust	2.250%	12/23/14	6,000	6,120
[1,3]	Citibank Credit Card Issuance Trust	0.654%	2/20/15	920	908
3	Citibank Credit Card Issuance Trust	4.900%	6/23/16	2,000	2,191
[1,3]	Citibank Credit Card Issuance Trust	0.722%	3/24/17	100	97
[1,3]	Citibank Credit Card Issuance Trust	1.454%	5/22/17	500	518
[1,3]	Citibank Credit Card Issuance Trust	0.343%	12/17/18	1,960	1,917
[1,3]	Citibank Credit Card Issuance Trust	0.370%	12/17/18	525	514
3	Citibank Credit Card Issuance Trust	5.650%	9/20/19	600	679
[1,3]	Citibank Credit Card Issuance Trust	1.628%	5/20/20	1,500	1,595
[1,3,4]Citibank Omni Master Trust		3.005%	8/15/18	820	868
[3,4]	Citibank Omni Master Trust	5.350%	8/15/18	1,705	1,854
[3,4]	Citibank Omni Master Trust	4.900%	11/15/18	2,155	2,314
[3,4]	CitiFinancial Auto Issuance Trust	2.590%	10/15/13	1,450	1,472
[3,4]	CitiFinancial Auto Issuance Trust	3.150%	8/15/16	400	412
3	Citigroup Commercial Mortgage Trust	5.431%	10/15/49	205	220
[1,3]	Citigroup Mortgage Loan Trust Inc.	5.720%	7/25/37	601	425
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.205%	12/11/49	1,325	1,351

[3,4]	CLI Funding LLC	4.500%	3/18/26	500	499
3	CNH Equipment Trust	5.280%	11/15/12	142	143
3	CNH Equipment Trust	3.000%	8/17/15	700	721
3	CNH Equipment Trust	1.750%	5/16/16	400	393
3	CNH Equipment Trust	1.740%	1/17/17	2,500	2,480
[3,4]	Commercial Mortgage Pass Through
	Certificates	4.205%	7/10/46	210	206
3	Commercial Mortgage Pass Through
	Certificates	5.811%	12/10/49	400	411
[1,3]	Countrywide Home Loan Mortgage Pass
	Through Trust	2.915%	5/25/33	79	63
[1,3]	Countrywide Home Loan Mortgage Pass
	Through Trust	2.880%	11/19/33	115	108
[1,3]	Countrywide Home Loan Mortgage Pass
	Through Trust	2.733%	3/20/36	565	347
[1,3]	Countrywide Home Loan Mortgage Pass
	Through Trust	4.980%	2/25/47	710	461
3	Credit Suisse Mortgage Capital Certificates	5.825%	6/15/38	632	684
3	Credit Suisse Mortgage Capital Certificates	5.524%	6/15/39	775	793
3	Credit Suisse Mortgage Capital Certificates	5.589%	9/15/40	700	717
[3,4]	DBUBS Mortgage Trust	5.002%	11/10/46	200	208
[3,4]	DBUBS Mortgage Trust	5.557%	11/10/46	320	320
[1,3]	Discover Card Master Trust	1.555%	12/15/14	2,725	2,760
[1,3]	Discover Card Master Trust	1.555%	2/17/15	785	796
[1,3]	Discover Card Master Trust	0.650%	6/15/15	3,640	3,646
[1,3]	Discover Card Master Trust	0.905%	9/15/15	2,975	2,997
3	Discover Card Master Trust	5.650%	12/15/15	1,900	2,079
[1,3]	Discover Card Master Trust	0.610%	8/15/16	1,800	1,802
[1,3]	Discover Card Master Trust	0.835%	3/15/18	4,200	4,232
[1,3]	Discover Card Master Trust I	0.335%	1/19/16	1,750	1,741
[1,3]	Discover Card Master Trust I	0.335%	9/15/16	600	596
[3,4]	Extended Stay America Trust	2.950%	11/5/27	368	363
[3,4]	Extended Stay America Trust	4.220%	11/5/27	400	404
[3,4]	Extended Stay America Trust	4.860%	11/5/27	500	508
[1,3]	First Horizon Asset Securities Inc.	5.592%	11/25/36	388	299
1	First Horizon Asset Securities Inc.	5.388%	1/25/37	999	755
3	Ford Credit Auto Owner Trust	4.500%	7/15/14	370	391
3	Ford Credit Auto Owner Trust	2.980%	8/15/14	425	439
3	Ford Credit Auto Owner Trust	2.930%	11/15/15	150	154
3	Ford Credit Auto Owner Trust	3.220%	3/15/16	150	153
[1,3]	Ford Credit Floorplan Master Owner Trust	1.805%	9/15/14	1,700	1,725
[1,3,4]Ford Credit Floorplan Master Owner Trust		1.905%	12/15/14	1,100	1,121
[1,3,4]Ford Credit Floorplan Master Owner Trust		2.505%	12/15/14	440	451
[1,3,4]Ford Credit Floorplan Master Owner Trust		2.905%	12/15/14	2,280	2,342
[1,3,4]Ford Credit Floorplan Master Owner Trust		1.955%	2/15/17	1,185	1,234
[3,4]	Ford Credit Floorplan Master Owner Trust	4.200%	2/15/17	410	434
[3,4]	Ford Credit Floorplan Master Owner Trust	4.990%	2/15/17	530	570
3	GE Capital Commercial Mortgage Corp.	4.353%	6/10/48	210	213
[1,3]	GMAC Mortgage Corp. Loan Trust	5.164%	11/19/35	183	164
[1,3]	Granite Master Issuer PLC	0.294%	12/17/54	105	99
[1,3]	Granite Master Issuer PLC	0.394%	12/20/54	314	296
[3,4]	Great America Leasing Receivables	2.340%	4/15/16	450	452
3	Greenwich Capital Commercial Funding
	Corp.	5.224%	4/10/37	250	266
3	Greenwich Capital Commercial Funding
	Corp.	5.889%	7/10/38	130	142
[3,4]	GS Mortgage Securities Corp. II	5.162%	12/10/43	365	379
[3,4]	GS Mortgage Securities Corp. II	5.231%	12/10/43	150	152

[3,4]	GS Mortgage Securities Corp. II	5.231%	12/10/43	100	97
[3,4]	GSMS 2011-ALF	3.215%	2/1/21	340	341
[3,4]	GSMS 2011-ALF	3.563%	2/10/21	125	125
[3,4]	GSMS 2011-GC3	4.473%	3/1/44	490	493
[3,4]	GSMS 2011-GC3	4.753%	3/1/44	400	402
[3,4]	GSMS 2011-GC3	5.361%	3/1/44	480	485
[3,4]	GSMS 2011-GC3	5.728%	3/1/44	170	169
3	Harley-Davidson Motorcycle Trust	2.400%	7/15/14	120	122
3	Harley-Davidson Motorcycle Trust	1.530%	9/15/15	700	694
3	Harley-Davidson Motorcycle Trust	3.320%	2/15/17	200	206
3	Harley-Davidson Motorcycle Trust	2.540%	4/15/17	200	204
[3,4]	Hertz Vehicle Financing LLC	5.290%	3/25/16	1,350	1,482
[3,4]	Hertz Vehicle Financing LLC	3.740%	2/25/17	2,100	2,156
[1,3,4]Holmes Master Issuer PLC		1.703%	10/15/54	500	501
3	Hyundai Auto Receivables Trust	3.150%	3/15/16	700	726
[1,3,4]Hyundai Floorplan Master Owner Trust		1.505%	11/17/14	550	556
1	Illinois Student Assistance Commission	1.353%	4/25/22	1,500	1,503
[3,4]	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.633%	12/5/27	990	1,070
[3,4]	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.608%	6/15/43	120	125
[3,4]	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.058%	6/15/43	90	94
[3,4]	JP Morgan Chase Commercial Mortgage
	Securities Corp.	3.615%	11/15/43	250	242
[1,3,4]JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.531%	11/15/43	150	151
[3,4]	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.387%	2/15/46	750	758
[3,4]	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.717%	2/15/46	725	728
[3,4]	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.360%	2/15/46	525	493
[3,4]	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.717%	2/15/46	400	378
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.625%	3/15/46	198	200
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.298%	5/15/47	400	407
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.802%	6/15/49	1,200	1,241
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.827%	2/15/51	1,020	1,059
[1,3,4]Kildare Securities Ltd.		0.370%	12/10/43	517	471
3	LB-UBS Commercial Mortgage Trust	5.876%	6/15/38	270	292
3	LB-UBS Commercial Mortgage Trust	5.303%	2/15/40	609	623
3	LB-UBS Commercial Mortgage Trust	5.318%	2/15/40	500	510
3	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	1,000	1,070
[3,4]	Macquarie Equipment Funding Trust	1.910%	4/20/17	350	350
[1,3]	Master Adjustable Rate Mortgages Trust	2.314%	4/25/34	117	106
[1,3]	MBNA Credit Card Master Note Trust	1.605%	10/15/14	50	50
[1,3]	MBNA Credit Card Master Note Trust	0.675%	7/15/15	1,481	1,463
[1,3]	MBNA Credit Card Master Note Trust	1.605%	3/15/16	230	231
[1,3]	MBNA Credit Card Master Note Trust	1.155%	11/15/16	1,050	1,041
[1,3]	Merrill Lynch Mortgage Investors Inc.	1.960%	2/25/33	93	84
[1,3]	Merrill Lynch Mortgage Investors Inc.	2.859%	7/25/33	44	41
3	Merrill Lynch Mortgage Trust	4.556%	6/12/43	89	91
3	Merrill Lynch Mortgage Trust	5.724%	6/12/50	890	916

3	Merrill Lynch Mortgage Trust	5.425%	2/12/51	100	103
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.282%	8/12/48	440	449
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.693%	6/12/50	189	194
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.331%	3/12/51	400	409
[3,4]	MMAF Equipment Finance LLC	3.510%	1/15/30	550	572
3	Morgan Stanley Capital I	5.645%	6/11/42	1,850	1,902
[3,4]	Morgan Stanley Capital I	4.700%	9/15/47	240	245
[3,4]	Morgan Stanley Capital I	5.238%	9/15/47	333	331
3	Morgan Stanley Capital I	5.090%	10/12/52	192	192
[1,3]	Morgan Stanley Mortgage Loan Trust	3.632%	6/25/36	497	435
[1,3]	National City Credit Card Master Trust	0.305%	3/17/14	575	572
[3,4]	Navistar Financial Corp. Owner Trust	1.990%	1/21/14	1,900	1,917
[1,3,4]Navistar Financial Dealer Note Master Trust		1.699%	10/26/15	600	606
[1,3,4]Nissan Master Owner Trust Receivables		1.405%	1/15/15	3,000	3,033
[1,3,4]Nordstrom Private Label Credit Card Master
	Note Trust	0.315%	5/15/15	2,530	2,524
1	North Carolina Education Assistance
	Authority Student Loan Revenue	1.209%	1/26/26	700	694
[1,3,4]Permanent Master Issuer PLC		1.453%	7/15/42	2,800	2,794
[1,3]	Residential Funding Mortgage Securities I	5.543%	8/25/36	841	614
[1,3]	Residential Funding Mortgage Securities I	5.938%	9/25/36	307	235
[1,3,4]Silverstone Master Issuer PLC		1.803%	1/21/55	2,500	2,517
[1,3]	SLM Student Loan Trust	0.423%	1/27/25	1,675	1,608
[1,3]	SLM Student Loan Trust	0.403%	4/25/25	2,275	2,223
[1,3]	SLM Student Loan Trust	0.393%	1/26/26	1,575	1,488
[1,3,4]SMART Trust/Australia		1.104%	10/14/14	290	289
[3,4]	SMART Trust/Australia	1.770%	10/14/14	700	697
[1,3,4]SMART Trust/Australia		1.756%	12/14/15	1,300	1,319
[3,4]	SMART Trust/Australia	2.520%	11/14/16	700	696
[1,3]	South Carolina Student Loan Corp.	1.303%	7/25/25	1,200	1,198
[3,4]	Tidewater Auto Receivables Trust	5.920%	5/15/17	349	352
3	Volkswagen Auto Lease Trust	1.180%	10/20/15	400	398
3	Volkswagen Auto Loan Enhanced Trust	2.140%	8/22/16	820	833
[3,4]	Volvo Financial Equipment LLC	2.990%	5/15/17	480	485
[1,3]	Wachovia Bank Commercial Mortgage Trust	5.765%	7/15/45	270	291
3	Wachovia Bank Commercial Mortgage Trust	5.569%	5/15/46	700	721
3	Wachovia Bank Commercial Mortgage Trust	5.572%	10/15/48	1,090	1,159
3	Wachovia Bank Commercial Mortgage Trust	5.275%	11/15/48	390	396
[1,3]	WaMu Mortgage Pass Through Certificates	2.606%	1/25/33	27	24
[1,3]	WaMu Mortgage Pass Through Certificates	2.672%	8/25/33	52	51
[1,3]	WaMu Mortgage Pass Through Certificates	2.712%	9/25/33	65	62
[1,3]	Wells Fargo Mortgage Backed Securities
	Trust	5.369%	10/25/36	910	758
[3,4]	WF-RBS Commercial Mortgage Trust	4.498%	2/15/44	175	177
[3,4]	WF-RBS Commercial Mortgage Trust	5.392%	2/15/44	200	198
3	World Omni Auto Receivables Trust	5.120%	5/15/14	410	425
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $190,297)					191,869
Corporate Bonds (66.4%)
Finance (31.1%)
	Banking (20.8%)
4	Abbey National Treasury Services PLC	3.875%	11/10/14	650	645
	American Express Bank FSB	5.550%	10/17/12	1,025	1,085
	American Express Bank FSB	5.500%	4/16/13	1,500	1,608
	American Express Centurion Bank	5.550%	10/17/12	500	530

	American Express Co.	5.250%	9/12/11	200	204
	American Express Co.	4.875%	7/15/13	120	128
	American Express Credit Corp.	5.875%	5/2/13	240	259
	American Express Credit Corp.	7.300%	8/20/13	1,615	1,805
	American Express Credit Corp.	2.750%	9/15/15	400	392
4	ANZ National International Ltd.	6.200%	7/19/13	450	493
	Astoria Financial Corp.	5.750%	10/15/12	250	258
4	Australia & New Zealand Banking Group Ltd.	3.250%	3/1/16	800	793
[3,4]	Banco Mercantil del Norte SA	6.135%	10/13/16	550	551
4	Banco Santander Chile	2.875%	11/13/12	1,925	1,919
4	BanColombia SA	4.250%	1/12/16	180	178
	Bank of America Corp.	4.875%	1/15/13	1,315	1,381
	Bank of America Corp.	7.375%	5/15/14	500	564
	Bank of America Corp.	5.375%	6/15/14	300	321
	Bank of America Corp.	4.500%	4/1/15	470	487
	Bank of America Corp.	3.625%	3/17/16	1,600	1,572
	Bank of New York Mellon Corp.	4.950%	11/1/12	2,075	2,201
	Bank of New York Mellon Corp.	4.500%	4/1/13	850	905
	Bank of New York Mellon Corp.	5.125%	8/27/13	500	542
	Bank of New York Mellon Corp.	4.300%	5/15/14	250	267
	Bank of New York Mellon Corp.	4.950%	3/15/15	825	887
	Bank of Nova Scotia	2.250%	1/22/13	4,000	4,082
4	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.600%	1/22/13	2,685	2,718
4	Bank of Tokyo-Mitsubishi UFJ Ltd.	1.600%	9/11/13	1,700	1,681
	Bank One Corp.	5.900%	11/15/11	500	516
	Bank One Corp.	5.250%	1/30/13	350	371
	Barclays Bank plc	2.500%	1/23/13	5,539	5,631
	Barclays Bank plc	5.200%	7/10/14	1,590	1,717
	BB&T Corp.	3.100%	7/28/11	125	126
	BB&T Corp.	6.500%	8/1/11	1,375	1,400
	BB&T Corp.	3.850%	7/27/12	2,500	2,585
	BB&T Corp.	3.375%	9/25/13	300	312
	BB&T Corp.	5.700%	4/30/14	1,050	1,158
	Bear Stearns Cos. LLC	5.700%	11/15/14	1,172	1,289
	BNP Paribas	3.250%	3/11/15	2,700	2,728
4	BPCE SA	2.375%	10/4/13	575	570
[1,4]	BTMU Curacao Holdings NV	0.629%	12/19/16	835	825
	Canadian Imperial Bank of Commerce	2.350%	12/11/15	950	918
	Capital One Bank USA NA	6.500%	6/13/13	125	136
	Capital One Financial Corp.	4.800%	2/21/12	750	775
	Capital One Financial Corp.	6.250%	11/15/13	200	220
	Capital One Financial Corp.	7.375%	5/23/14	340	390
	Charter One Bank NA	5.500%	4/26/11	130	130
	Citigroup Inc.	5.625%	8/27/12	1,725	1,814
	Citigroup Inc.	5.300%	10/17/12	1,785	1,882
	Citigroup Inc.	5.500%	4/11/13	1,600	1,709
	Citigroup Inc.	6.500%	8/19/13	2,455	2,681
	Citigroup Inc.	6.000%	12/13/13	1,257	1,365
	Citigroup Inc.	6.010%	1/15/15	35	38
	Citigroup Inc.	4.750%	5/19/15	460	480
	Citigroup Inc.	4.587%	12/15/15	548	564
[3,4,5]Colonial BancGroup Inc.		7.114%	2/15/49	560	13
4	Commonwealth Bank of Australia	5.000%	11/6/12	400	421
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	1.850%	1/10/14	555	553
4	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	4.200%	5/13/14	1,160	1,225
	Countrywide Financial Corp.	5.800%	6/7/12	1,000	1,051

	Credit Suisse	5.000%	5/15/13	6,550	6,976
	Credit Suisse	2.200%	1/14/14	1,600	1,604
	Credit Suisse	5.500%	5/1/14	1,700	1,861
	Credit Suisse	3.500%	3/23/15	2,800	2,851
	Credit Suisse USA Inc.	6.125%	11/15/11	1,544	1,593
	Credit Suisse USA Inc.	5.500%	8/15/13	250	271
	Deutsche Bank AG	5.375%	10/12/12	1,466	1,555
	Deutsche Bank AG	2.375%	1/11/13	8,335	8,461
	Deutsche Bank AG	4.875%	5/20/13	1,950	2,070
	Deutsche Bank AG	3.450%	3/30/15	1,300	1,328
	Fifth Third Bancorp	6.250%	5/1/13	635	688
	Fifth Third Bancorp	3.625%	1/25/16	1,000	998
3	Fifth Third Capital Trust IV	6.500%	4/15/37	120	116
	First Horizon National Corp.	5.375%	12/15/15	400	418
	Golden West Financial Corp.	4.750%	10/1/12	400	420
3	Goldman Sachs Capital II	5.793%	12/29/49	100	86
	Goldman Sachs Group Inc.	5.250%	10/15/13	225	242
	Goldman Sachs Group Inc.	6.000%	5/1/14	1,772	1,940
	Goldman Sachs Group Inc.	5.000%	10/1/14	100	107
	Goldman Sachs Group Inc.	3.700%	8/1/15	775	780
	Goldman Sachs Group Inc.	3.625%	2/7/16	1,500	1,482
	Goldman Sachs Group Inc.	5.625%	1/15/17	130	136
	Goldman Sachs Group Inc.	6.150%	4/1/18	500	540
4	HSBC Bank plc	1.625%	8/12/13	1,750	1,742
4	HSBC Bank plc	3.500%	6/28/15	500	506
4	ICICI Bank Ltd.	5.750%	1/12/12	200	206
4	ING Bank NV	2.000%	10/18/13	1,900	1,890
	Intesa Sanpaolo SpA	2.375%	12/21/12	2,650	2,650
4	Intesa Sanpaolo SPA	3.625%	8/12/15	50	48
	JPMorgan Chase & Co.	5.375%	10/1/12	465	493
	JPMorgan Chase & Co.	5.750%	1/2/13	1,750	1,868
	JPMorgan Chase & Co.	4.750%	5/1/13	2,894	3,074
	JPMorgan Chase & Co.	4.875%	3/15/14	100	106
	JPMorgan Chase & Co.	4.650%	6/1/14	200	213
	JPMorgan Chase & Co.	5.125%	9/15/14	500	535
	JPMorgan Chase & Co.	3.700%	1/20/15	1,608	1,647
	JPMorgan Chase & Co.	3.400%	6/24/15	1,920	1,938
1	JPMorgan Chase & Co.	1.536%	9/1/15	190	189
	JPMorgan Chase & Co.	2.600%	1/15/16	1,353	1,299
	KeyCorp	6.500%	5/14/13	2,450	2,669
	KeyCorp	3.750%	8/13/15	250	251
[4,6]	Lloyds Banking Group plc	0.000%	11/14/49	315	253
	Lloyds TSB Bank plc	4.875%	1/21/16	1,450	1,487
1	Manufacturers & Traders Trust Co.	1.803%	4/1/13	400	399
3	Mellon Capital IV	6.244%	6/29/49	450	412
	Merrill Lynch & Co. Inc.	5.450%	2/5/13	2,600	2,750
	Merrill Lynch & Co. Inc.	6.150%	4/25/13	950	1,023
	Merrill Lynch & Co. Inc.	5.000%	2/3/14	515	548
	Morgan Stanley	2.875%	1/24/14	1,000	1,002
	Morgan Stanley	6.000%	5/13/14	600	651
	Morgan Stanley	4.200%	11/20/14	1,005	1,032
	Morgan Stanley	4.000%	7/24/15	1,000	1,011
	Morgan Stanley	3.450%	11/2/15	750	735
4	National Australia Bank Ltd.	3.750%	3/2/15	360	371
	National City Bank	6.200%	12/15/11	400	415
	National City Bank	4.625%	5/1/13	170	179
	North Fork Bancorporation Inc.	5.875%	8/15/12	134	140
	Northern Trust Corp.	5.500%	8/15/13	250	273

	PNC Funding Corp.	5.400%	6/10/14	400	438
	PNC Funding Corp.	3.625%	2/8/15	800	823
[3,7]	RBS Capital Trust IV	8.875%	0/0/0	300	190
	Royal Bank of Canada	2.250%	3/15/13	3,090	3,161
	Royal Bank of Canada	1.125%	1/15/14	525	517
	Royal Bank of Scotland Group plc	5.000%	11/12/13	600	609
	Royal Bank of Scotland Group plc	5.000%	10/1/14	165	164
	Royal Bank of Scotland Group plc	5.050%	1/8/15	225	224
	Royal Bank of Scotland plc	3.400%	8/23/13	1,775	1,814
4	Royal Bank of Scotland plc	4.875%	8/25/14	3,538	3,669
	Royal Bank of Scotland plc	4.875%	3/16/15	360	373
	Royal Bank of Scotland plc	3.950%	9/21/15	475	474
	Royal Bank of Scotland plc	4.375%	3/16/16	300	301
4	Santander US Debt SA Unipersonal	2.991%	10/7/13	1,500	1,485
4	Societe Generale	2.200%	9/14/13	1,030	1,026
4	Societe Generale	2.500%	1/15/14	1,710	1,694
4	Sumitomo Mitsui Banking Corp.	2.150%	7/22/13	1,330	1,335
	SunTrust Banks Inc.	3.600%	4/15/16	600	595
	UBS AG	2.750%	1/8/13	1,000	1,016
	UBS AG	2.250%	8/12/13	2,425	2,441
	UBS AG	2.250%	1/28/14	2,400	2,404
	UBS AG	3.875%	1/15/15	550	565
[1,4]	Unicredit Luxembourg Finance SA	0.643%	1/13/17	1,175	1,086
	UnionBanCal Corp.	5.250%	12/16/13	250	266
	US Bancorp	2.125%	2/15/13	1,270	1,289
	US Bancorp	1.125%	10/30/13	1,200	1,183
	US Bancorp	2.450%	7/27/15	900	888
	US Bank NA	6.300%	2/4/14	600	666
	Wachovia Bank NA	4.800%	11/1/14	100	106
	Wachovia Bank NA	4.875%	2/1/15	200	212
	Wachovia Bank NA	5.000%	8/15/15	250	265
	Wachovia Corp.	5.500%	5/1/13	4,595	4,945
5	Washington Mutual Bank / Debt not acquired
	by JPMorgan	5.550%	6/16/10	210	76
5	Washington Mutual Bank / Debt not acquired
	by JPMorgan	6.875%	6/15/11	517	1
	Washington Mutual Finance Corp.	6.875%	5/15/11	150	151
	Wells Fargo & Co.	4.375%	1/31/13	1,760	1,852
	Wells Fargo & Co.	3.750%	10/1/14	1,065	1,114
	Wells Fargo & Co.	3.625%	4/15/15	700	721
	Wells Fargo & Co.	3.676%	6/15/16	775	782
3	Wells Fargo Capital XIII	7.700%	12/29/49	2,440	2,513
3	Wells Fargo Capital XV	9.750%	12/29/49	920	1,005
	Wells Fargo Financial Inc.	5.500%	8/1/12	350	370
	Westpac Banking Corp.	2.250%	11/19/12	2,998	3,046
	Westpac Banking Corp.	2.100%	8/2/13	1,700	1,715
	Westpac Banking Corp.	1.850%	12/9/13	1,360	1,362
	Westpac Banking Corp.	4.200%	2/27/15	1,225	1,277
	Westpac Banking Corp.	3.000%	8/4/15	350	348

	Brokerage (0.5%)
	BlackRock Inc.	3.500%	12/10/14	740	774
4	Blackstone Holdings Finance Co. LLC	6.625%	8/15/19	125	130
4	Cantor Fitzgerald LP	6.375%	6/26/15	400	403
	Charles Schwab Corp.	4.950%	6/1/14	585	637
	Franklin Resources Inc.	2.000%	5/20/13	400	404
	Jefferies Group Inc.	5.875%	6/8/14	150	162
	Jefferies Group Inc.	3.875%	11/9/15	800	802

[1,5] Lehman Brothers Holdings E-Capital Trust I		2.998%	8/19/65	210	—
[1,5] Lehman Brothers Holdings Inc.		2.911%	8/21/09	550	138
[1,5] Lehman Brothers Holdings Inc.		2.907%	11/16/09	880	222
5	Lehman Brothers Holdings Inc.	5.625%	1/24/13	220	57
	TD Ameritrade Holding Corp.	2.950%	12/1/12	1,225	1,250

	Finance Companies (3.2%)
	General Electric Capital Corp.	3.500%	8/13/12	755	779
8	General Electric Capital Corp.	5.250%	10/19/12	3,313	3,511
	General Electric Capital Corp.	2.800%	1/8/13	675	691
	General Electric Capital Corp.	5.450%	1/15/13	900	961
	General Electric Capital Corp.	4.800%	5/1/13	2,123	2,254
	General Electric Capital Corp.	1.875%	9/16/13	925	924
	General Electric Capital Corp.	2.100%	1/7/14	1,395	1,395
	General Electric Capital Corp.	5.900%	5/13/14	725	800
	General Electric Capital Corp.	5.500%	6/4/14	350	382
	General Electric Capital Corp.	4.750%	9/15/14	242	261
	General Electric Capital Corp.	2.250%	11/9/15	600	577
3	General Electric Capital Corp.	6.375%	11/15/67	375	384
	HSBC Finance Corp.	6.750%	5/15/11	2,215	2,229
	HSBC Finance Corp.	5.700%	6/1/11	2,500	2,519
	HSBC Finance Corp.	6.375%	10/15/11	2,326	2,397
	HSBC Finance Corp.	7.000%	5/15/12	1,150	1,223
	HSBC Finance Corp.	5.900%	6/19/12	2,220	2,335
1	HSBC Finance Corp.	0.659%	9/14/12	200	199
	HSBC Finance Corp.	6.375%	11/27/12	1,100	1,184
	HSBC Finance Corp.	5.250%	1/15/14	960	1,026
	HSBC Finance Corp.	5.000%	6/30/15	250	268
1	HSBC Finance Corp.	0.740%	6/1/16	400	383
	International Lease Finance Corp.	5.750%	6/15/11	425	427
	SLM Corp.	6.250%	1/25/16	840	878
	Springleaf Finance Corp.	5.200%	12/15/11	290	289
4	USAA Capital Corp.	3.500%	7/17/14	240	250

	Insurance (5.5%)
	ACE INA Holdings Inc.	5.875%	6/15/14	360	400
	Aetna Inc.	5.750%	6/15/11	714	721
4	AIG SunAmerica Global Financing VI	6.300%	5/10/11	525	528
	Allied World Assurance Co. Holdings Ltd.	7.500%	8/1/16	220	244
	Allstate Corp.	6.125%	2/15/12	357	374
	Allstate Corp.	6.200%	5/16/14	540	607
	Allstate Life Global Funding Trusts	5.375%	4/30/13	575	619
	American International Group Inc.	4.250%	5/15/13	708	731
	American International Group Inc.	3.650%	1/15/14	525	533
	American International Group Inc.	5.050%	10/1/15	1,070	1,104
4	ASIF Global Financing XIX	4.900%	1/17/13	1,180	1,239
	Axis Capital Holdings Ltd.	5.750%	12/1/14	1,140	1,223
	Berkshire Hathaway Finance Corp.	4.500%	1/15/13	650	690
	Berkshire Hathaway Finance Corp.	4.600%	5/15/13	1,754	1,873
	Berkshire Hathaway Finance Corp.	5.000%	8/15/13	100	108
	Berkshire Hathaway Finance Corp.	4.625%	10/15/13	500	539
	Berkshire Hathaway Finance Corp.	1.500%	1/10/14	600	597
	Berkshire Hathaway Finance Corp.	5.100%	7/15/14	350	384
	Berkshire Hathaway Finance Corp.	2.450%	12/15/15	825	819
	Berkshire Hathaway Inc.	2.125%	2/11/13	2,400	2,448
3	Chubb Corp.	6.375%	3/29/67	80	84
	CNA Financial Corp.	5.850%	12/15/14	740	793
	CNA Financial Corp.	6.500%	8/15/16	175	191

	Coventry Health Care Inc.	5.875%	1/15/12	570	589
	Hartford Financial Services Group Inc.	4.000%	3/30/15	200	203
4	Jackson National Life Global Funding	5.375%	5/8/13	1,050	1,127
	Lincoln National Corp.	5.650%	8/27/12	750	792
3	Lincoln National Corp.	6.050%	4/20/67	195	185
	Manulife Financial Corp.	3.400%	9/17/15	380	381
	Marsh & McLennan Cos. Inc.	6.250%	3/15/12	230	239
	Marsh & McLennan Cos. Inc.	5.375%	7/15/14	340	365
	Marsh & McLennan Cos. Inc.	5.750%	9/15/15	300	324
[1,4] MassMutual Global Funding II		0.470%	12/6/13	350	349
	MetLife Inc.	2.375%	2/6/14	1,500	1,500
4	Metropolitan Life Global Funding I	2.875%	9/17/12	1,425	1,455
4	Metropolitan Life Global Funding I	2.500%	1/11/13	500	508
4	Metropolitan Life Global Funding I	5.125%	4/10/13	1,060	1,129
4	Metropolitan Life Global Funding I	2.000%	1/10/14	1,000	993
[1,4] Monumental Global Funding III		0.473%	1/25/13	275	271
[1,4] Monumental Global Funding III		0.503%	1/15/14	350	337
4	Monumental Global Funding III	5.250%	1/15/14	375	400
4	Monumental Global Funding Ltd.	5.500%	4/22/13	25	27
4	New York Life Global Funding	5.375%	9/15/13	300	327
4	New York Life Global Funding	3.000%	5/4/15	250	254
4	Pacific Life Global Funding	5.150%	4/15/13	194	206
4	Pricoa Global Funding I	5.625%	5/24/11	50	50
4	Pricoa Global Funding I	4.625%	6/25/12	70	73
4	Pricoa Global Funding I	5.400%	10/18/12	415	440
4	Pricoa Global Funding I	5.450%	6/11/14	1,455	1,588
	Principal Financial Group Inc.	7.875%	5/15/14	400	461
4	Principal Life Global Funding I	6.250%	2/15/12	1,250	1,306
4	Principal Life Global Funding I	5.250%	1/15/13	885	939
4	Principal Life Global Funding I	5.125%	10/15/13	360	388
4	Principal Life Global Funding I	5.050%	3/15/15	250	263
	Principal Life Income Funding Trusts	5.300%	12/14/12	25	27
	Principal Life Income Funding Trusts	5.300%	4/24/13	340	366
	Prudential Financial Inc.	5.800%	6/15/12	610	642
	Prudential Financial Inc.	3.625%	9/17/12	725	749
	Prudential Financial Inc.	2.750%	1/14/13	1,500	1,524
	Prudential Financial Inc.	5.100%	9/20/14	250	269
	Prudential Financial Inc.	6.200%	1/15/15	150	165
4	TIAA Global Markets Inc.	4.950%	7/15/13	140	150
	Transatlantic Holdings Inc.	5.750%	12/14/15	1,050	1,099
	Travelers Cos. Inc.	5.375%	6/15/12	250	262
	Travelers Property Casualty Corp.	5.000%	3/15/13	865	922
	UnitedHealth Group Inc.	5.500%	11/15/12	1,073	1,144
	UnitedHealth Group Inc.	4.875%	2/15/13	983	1,043
	UnitedHealth Group Inc.	4.875%	4/1/13	755	804
	UnitedHealth Group Inc.	4.750%	2/10/14	100	107
	UnitedHealth Group Inc.	5.000%	8/15/14	110	119
	WellPoint Health Networks Inc.	6.375%	1/15/12	250	261
	WellPoint Inc.	6.800%	8/1/12	924	990
	WellPoint Inc.	6.000%	2/15/14	955	1,055
	WellPoint Inc.	5.000%	12/15/14	340	370
	Willis North America Inc.	5.625%	7/15/15	879	932
	XL Capital Finance Europe plc	6.500%	1/15/12	966	1,003
	XL Group plc	5.250%	9/15/14	612	648
[3,4] ZFS Finance USA Trust IV		5.875%	5/9/32	94	94

	Real Estate Investment Trusts (1.1%)
	Arden Realty LP	5.200%	9/1/11	180	183

Boston Properties LP	6.250%	1/15/13	53	57
Brandywine Operating Partnership LP	5.750%	4/1/12	109	112
Brandywine Operating Partnership LP	5.400%	11/1/14	150	158
Developers Diversified Realty Corp.	5.250%	4/15/11	170	170
Developers Diversified Realty Corp.	5.375%	10/15/12	299	308
Developers Diversified Realty Corp.	5.500%	5/1/15	655	683
Digital Realty Trust LP	4.500%	7/15/15	1,368	1,401
Duke Realty LP	4.625%	5/15/13	275	286
Duke Realty LP	6.250%	5/15/13	336	363
HCP Inc.	6.450%	6/25/12	300	317
HCP Inc.	2.700%	2/1/14	450	451
HCP Inc.	3.750%	2/1/16	450	452
Healthcare Realty Trust Inc.	5.125%	4/1/14	391	412
Hospitality Properties Trust	7.875%	8/15/14	200	225
Kilroy Realty LP	5.000%	11/3/15	450	454
Kimco Realty Corp.	4.820%	8/15/11	325	329
Liberty Property LP	6.375%	8/15/12	506	537
Senior Housing Properties Trust	4.300%	1/15/16	300	295
Simon Property Group LP	6.750%	5/15/14	175	196
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	425	412
4 WCI Finance LLC / WEA Finance LLC	5.400%	10/1/12	900	949
4 WEA Finance LLC / WT Finance Aust Pty Ltd.	7.500%	6/2/14	600	686
4 WEA Finance LLC / WT Finance Aust Pty Ltd.	5.750%	9/2/15	225	246
				279,384
Industrial (29.3%)
Basic Industry (2.0%)
Air Products & Chemicals Inc.	4.150%	2/1/13	300	312
Alcoa Inc.	6.000%	7/15/13	1,725	1,884
4 Anglo American Capital plc	2.150%	9/27/13	850	852
4 Anglo American Capital plc	9.375%	4/8/14	275	330
ArcelorMittal	5.375%	6/1/13	2,243	2,381
ArcelorMittal	9.000%	2/15/15	375	448
ArcelorMittal	3.750%	8/5/15	675	679
ArcelorMittal	3.750%	3/1/16	225	224
ArcelorMittal USA Inc.	6.500%	4/15/14	100	110
Barrick Gold Financeco LLC	6.125%	9/15/13	550	609
BHP Billiton Finance USA Ltd.	5.125%	3/29/12	500	523
BHP Billiton Finance USA Ltd.	4.800%	4/15/13	175	187
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	1,100	1,219
Celulosa Arauco y Constitucion SA	5.125%	7/9/13	120	126
4 Chevron Phillips Chemical Co. LLC/LP	7.000%	6/15/14	200	225
Dow Chemical Co.	4.850%	8/15/12	230	241
Dow Chemical Co.	7.600%	5/15/14	950	1,097
Dow Chemical Co.	5.900%	2/15/15	430	476
Dow Chemical Co.	2.500%	2/15/16	500	480
EI du Pont de Nemours & Co.	5.875%	1/15/14	8	9
EI du Pont de Nemours & Co.	1.950%	1/15/16	740	712
4 Incitec Pivot Ltd.	4.000%	12/7/15	260	260
International Paper Co.	5.300%	4/1/15	250	270
International Paper Co.	7.950%	6/15/18	175	210
4 Mosaic Co.	7.625%	12/1/16	250	270
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	300	292
PPG Industries Inc.	5.750%	3/15/13	380	410
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	2,390	2,870
Rohm and Haas Co.	5.600%	3/15/13	470	504

Capital Goods (4.1%)
3M Co.	4.500%	11/1/11	500	512
Allied Waste North America Inc.	7.125%	5/15/16	250	261
Allied Waste North America Inc.	6.875%	6/1/17	200	218
4 BAE Systems Holdings Inc.	6.400%	12/15/11	500	516
Boeing Capital Corp.	6.500%	2/15/12	2,000	2,103
Boeing Capital Corp.	5.800%	1/15/13	500	541
Boeing Co.	3.500%	2/15/15	250	261
Case New Holland Inc.	7.750%	9/1/13	895	972
Caterpillar Financial Services Corp.	4.250%	2/8/13	720	760
Caterpillar Financial Services Corp.	4.900%	8/15/13	450	485
Caterpillar Financial Services Corp.	6.200%	9/30/13	1,800	2,003
Caterpillar Financial Services Corp.	6.125%	2/17/14	500	562
Caterpillar Financial Services Corp.	1.650%	4/1/14	625	623
Caterpillar Financial Services Corp.	4.750%	2/17/15	130	141
Caterpillar Financial Services Corp.	2.650%	4/1/16	450	446
Cooper US Inc.	5.250%	11/15/12	550	585
CRH America Inc.	5.625%	9/30/11	2,209	2,261
CRH America Inc.	5.300%	10/15/13	475	505
CRH America Inc.	4.125%	1/15/16	950	952
Eaton Corp.	5.750%	7/15/12	350	370
Eaton Corp.	5.950%	3/20/14	250	279
Emerson Electric Co.	5.625%	11/15/13	200	220
Emerson Electric Co.	4.125%	4/15/15	230	244
General Dynamics Corp.	4.250%	5/15/13	1,500	1,600
General Electric Co.	5.000%	2/1/13	5,200	5,535
Harsco Corp.	2.700%	10/15/15	950	934
Honeywell International Inc.	6.125%	11/1/11	185	191
Honeywell International Inc.	4.250%	3/1/13	75	79
Illinois Tool Works Inc.	5.150%	4/1/14	615	677
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	705	777
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	1,600	1,915
John Deere Capital Corp.	7.000%	3/15/12	2,300	2,440
John Deere Capital Corp.	5.250%	10/1/12	1,600	1,699
John Deere Capital Corp.	1.875%	6/17/13	150	152
John Deere Capital Corp.	4.900%	9/9/13	750	812
John Deere Capital Corp.	2.950%	3/9/15	1,250	1,279
L-3 Communications Corp.	6.375%	10/15/15	50	51
Lafarge SA	6.150%	7/15/11	50	51
Mohawk Industries Inc.	7.200%	4/15/12	600	629
Roper Industries Inc.	6.625%	8/15/13	1,000	1,104
Tyco International Finance SA	6.000%	11/15/13	250	277
Tyco International Finance SA	4.125%	10/15/14	150	159
Tyco International Finance SA	8.500%	1/15/19	400	513

Communication (7.9%)
America Movil SAB de CV	5.500%	3/1/14	500	547
American Tower Corp.	4.625%	4/1/15	125	130
AT&T Corp.	7.300%	11/15/11	1,380	1,436
AT&T Inc.	5.875%	2/1/12	750	782
AT&T Inc.	4.950%	1/15/13	625	665
AT&T Inc.	6.700%	11/15/13	1,975	2,222
AT&T Inc.	4.850%	2/15/14	575	621
AT&T Inc.	5.100%	9/15/14	775	848
AT&T Inc.	2.500%	8/15/15	250	248
AT&T Mobility LLC	6.500%	12/15/11	750	780
British Telecommunications plc	5.150%	1/15/13	1,000	1,063
CBS Corp.	8.200%	5/15/14	375	439

Cellco Partnership / Verizon Wireless Capital
LLC	3.750%	5/20/11	3,500	3,515
Cellco Partnership / Verizon Wireless Capital
LLC	5.250%	2/1/12	450	466
Cellco Partnership / Verizon Wireless Capital
LLC	7.375%	11/15/13	2,115	2,411
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	4,000	4,387
CenturyLink Inc.	7.875%	8/15/12	750	807
CenturyLink Inc.	5.000%	2/15/15	250	263
Comcast Cable Communications Holdings
Inc.	8.375%	3/15/13	582	656
Comcast Corp.	5.300%	1/15/14	1,300	1,415
Comcast Corp.	6.500%	1/15/15	450	509
COX Communications Inc.	7.125%	10/1/12	1,489	1,613
COX Communications Inc.	4.625%	6/1/13	100	106
COX Communications Inc.	5.450%	12/15/14	500	550
Deutsche Telekom International Finance BV	5.250%	7/22/13	300	323
Deutsche Telekom International Finance BV	5.875%	8/20/13	810	888
Deutsche Telekom International Finance BV	4.875%	7/8/14	100	108
DIRECTV Holdings LLC	3.500%	3/1/16	500	499
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.375%	6/15/15	1,275	1,318
Discovery Communications LLC	3.700%	6/1/15	250	257
Embarq Corp.	6.738%	6/1/13	500	542
McGraw-Hill Cos. Inc.	5.375%	11/15/12	290	305
4 NBCUniversal Media LLC	2.100%	4/1/14	1,150	1,143
4 NBCUniversal Media LLC	3.650%	4/30/15	850	869
New Cingular Wireless Services Inc.	8.125%	5/1/12	1,008	1,085
News America Inc.	5.300%	12/15/14	750	825
4 Pearson plc	7.000%	6/15/11	1,440	1,456
Qwest Corp.	7.875%	9/1/11	200	204
Qwest Corp.	8.875%	3/15/12	3,000	3,210
Qwest Corp.	7.500%	10/1/14	125	142
Qwest Corp.	7.625%	6/15/15	495	569
Reed Elsevier Capital Inc.	7.750%	1/15/14	200	228
Rogers Communications Inc.	6.375%	3/1/14	250	280
RR Donnelley & Sons Co.	4.950%	4/1/14	500	517
RR Donnelley & Sons Co.	6.125%	1/15/17	250	259
Telecom Italia Capital SA	6.200%	7/18/11	300	304
Telecom Italia Capital SA	5.250%	11/15/13	1,600	1,688
Telecom Italia Capital SA	6.175%	6/18/14	1,000	1,072
Telecom Italia Capital SA	4.950%	9/30/14	900	935
Telefonica Emisiones SAU	5.984%	6/20/11	3,320	3,355
Telefonica Emisiones SAU	5.855%	2/4/13	1,640	1,753
Telefonica Emisiones SAU	2.582%	4/26/13	2,025	2,042
Telefonica Emisiones SAU	4.949%	1/15/15	375	395
Telefonica Emisiones SAU	3.992%	2/16/16	700	701
Thomson Reuters Corp.	5.950%	7/15/13	1,250	1,373
Thomson Reuters Corp.	5.700%	10/1/14	575	640
Time Warner Cable Inc.	5.400%	7/2/12	600	630
Time Warner Cable Inc.	6.200%	7/1/13	425	467
Time Warner Cable Inc.	8.250%	2/14/14	300	348
Time Warner Cable Inc.	7.500%	4/1/14	725	832
Time Warner Cable Inc.	3.500%	2/1/15	300	307
Verizon Communications Inc.	4.350%	2/15/13	1,100	1,160
Verizon Communications Inc.	5.250%	4/15/13	2,559	2,757
Verizon Communications Inc.	1.950%	3/28/14	2,100	2,100

	Verizon Communications Inc.	4.900%	9/15/15	150	164
	Verizon Communications Inc.	5.550%	2/15/16	995	1,103
	Verizon Global Funding Corp.	6.875%	6/15/12	290	310
	Verizon Global Funding Corp.	7.375%	9/1/12	700	761
	Vodafone Group plc	5.500%	6/15/11	675	682
	Vodafone Group plc	4.150%	6/10/14	1,325	1,402
	WPP Finance UK	5.875%	6/15/14	370	407
	WPP Finance UK	8.000%	9/15/14	1,240	1,448

	Consumer Cyclical (2.2%)
4	American Honda Finance Corp.	2.375%	3/18/13	700	710
4	American Honda Finance Corp.	4.625%	4/2/13	450	476
4	American Honda Finance Corp.	6.700%	10/1/13	600	668
	Best Buy Co. Inc.	6.750%	7/15/13	225	246
	CVS Caremark Corp.	3.250%	5/18/15	350	355
3	CVS Caremark Corp.	6.302%	6/1/37	375	367
[3,4] CVS Pass-Through Trust		6.117%	1/10/13	431	456
	Daimler Finance North America LLC	7.300%	1/15/12	1,050	1,102
	Daimler Finance North America LLC	6.500%	11/15/13	635	707
	Darden Restaurants Inc.	5.625%	10/15/12	290	308
	eBay Inc.	1.625%	10/15/15	160	153
	Ford Motor Credit Co. LLC	7.000%	4/15/15	90	97
	Ford Motor Credit Co. LLC	5.625%	9/15/15	100	105
4	Harley-Davidson Funding Corp.	5.250%	12/15/12	805	841
4	Harley-Davidson Funding Corp.	5.750%	12/15/14	610	653
	Historic TW Inc.	9.125%	1/15/13	840	945
4	Hyundai Capital America	3.750%	4/6/16	100	98
	Hyundai Capital Services Inc.	5.625%	1/24/12	285	292
4	Hyundai Capital Services Inc.	4.375%	7/27/16	140	141
	JC Penney Corp. Inc.	9.000%	8/1/12	510	555
	K Hovnanian Enterprises Inc.	6.250%	1/15/16	160	120
	Macy's Retail Holdings Inc.	6.625%	4/1/11	385	385
	Macy's Retail Holdings Inc.	5.350%	3/15/12	525	539
	MGM Resorts International	6.750%	4/1/13	100	101
4	Nissan Motor Acceptance Corp.	3.250%	1/30/13	630	642
	Nordstrom Inc.	6.750%	6/1/14	75	85
1	PACCAR Financial Corp.	0.710%	4/5/13	1,275	1,281
	Staples Inc.	7.750%	4/1/11	100	100
	Staples Inc.	7.375%	10/1/12	520	564
	Target Corp.	5.125%	1/15/13	220	236
	Toll Brothers Finance Corp.	5.150%	5/15/15	370	378
	Toyota Motor Credit Corp.	1.375%	8/12/13	830	827
	Viacom Inc.	4.375%	9/15/14	240	256
4	Volkswagen International Finance NV	1.625%	8/12/13	475	475
4	Volkswagen International Finance NV	1.875%	4/1/14	1,400	1,389
4	Volvo Treasury AB	5.950%	4/1/15	400	439
	Wal-Mart Stores Inc.	3.200%	5/15/14	425	445
	Wal-Mart Stores Inc.	2.875%	4/1/15	140	143
	Wal-Mart Stores Inc.	1.500%	10/25/15	1,100	1,051
	Walgreen Co.	4.875%	8/1/13	400	432
	Walt Disney Co.	5.700%	7/15/11	85	86
	Walt Disney Co.	6.375%	3/1/12	35	37
	Western Union Co.	6.500%	2/26/14	665	737
	Yum! Brands Inc.	8.875%	4/15/11	200	200

	Consumer Noncyclical (5.9%)
	Abbott Laboratories	5.600%	5/15/11	380	382
	Abbott Laboratories	5.150%	11/30/12	485	518

Abbott Laboratories	2.700%	5/27/15	475	483
Altria Group Inc.	8.500%	11/10/13	937	1,091
Altria Group Inc.	4.125%	9/11/15	908	942
AmerisourceBergen Corp.	5.625%	9/15/12	260	275
Anheuser-Busch Cos. Inc.	5.000%	1/15/15	31	34
Anheuser-Busch InBev Worldwide Inc.	2.500%	3/26/13	2,500	2,548
Anheuser-Busch InBev Worldwide Inc.	7.200%	1/15/14	1,400	1,589
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	495	543
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	115	121
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	1,040	1,028
AstraZeneca plc	5.400%	9/15/12	350	372
AstraZeneca plc	5.400%	6/1/14	240	267
Avon Products Inc.	5.625%	3/1/14	410	447
Baxter International Inc.	1.800%	3/15/13	190	192
Biogen Idec Inc.	6.000%	3/1/13	895	955
Boston Scientific Corp.	4.500%	1/15/15	900	926
Boston Scientific Corp.	6.400%	6/15/16	370	403
Bottling Group LLC	6.950%	3/15/14	250	288
Bunge Ltd. Finance Corp.	4.100%	3/15/16	530	530
Cardinal Health Inc.	5.500%	6/15/13	100	107
CareFusion Corp.	4.125%	8/1/12	120	124
CareFusion Corp.	5.125%	8/1/14	360	388
4 Cargill Inc.	6.375%	6/1/12	100	106
4 Cargill Inc.	5.200%	1/22/13	525	560
Celgene Corp.	2.450%	10/15/15	400	387
Church & Dwight Co. Inc.	3.350%	12/15/15	240	239
Clorox Co.	5.000%	3/1/13	75	79
4 Coca-Cola Amatil Ltd.	3.250%	11/2/14	160	164
Coca-Cola Co.	0.750%	11/15/13	750	739
Coca-Cola Co.	3.625%	3/15/14	400	424
Coca-Cola Co.	1.500%	11/15/15	910	868
Coca-Cola Refreshments USA Inc.	5.000%	8/15/13	500	540
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	350	405
Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	100	107
Covidien International Finance SA	5.450%	10/15/12	150	160
Covidien International Finance SA	1.875%	6/15/13	750	757
Delhaize Group SA	5.875%	2/1/14	50	54
Diageo Capital plc	5.200%	1/30/13	150	160
Dr Pepper Snapple Group Inc.	2.350%	12/21/12	250	255
Express Scripts Inc.	6.250%	6/15/14	495	549
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	2,850	3,062
Hershey Co.	5.300%	9/1/11	125	128
HJ Heinz Co.	5.350%	7/15/13	175	190
Hormel Foods Corp.	6.625%	6/1/11	100	101
Hospira Inc.	5.900%	6/15/14	150	165
Kellogg Co.	5.125%	12/3/12	230	245
Kellogg Co.	4.250%	3/6/13	350	369
Koninklijke Philips Electronics NV	4.625%	3/11/13	335	354
Kraft Foods Inc.	5.625%	11/1/11	78	80
Kraft Foods Inc.	6.250%	6/1/12	183	194
Kraft Foods Inc.	6.000%	2/11/13	661	715
Kraft Foods Inc.	2.625%	5/8/13	1,066	1,090
Kraft Foods Inc.	5.250%	10/1/13	218	236
Kraft Foods Inc.	6.750%	2/19/14	580	653
Kroger Co.	5.000%	4/15/13	775	828
Kroger Co.	7.500%	1/15/14	375	427
Life Technologies Corp.	4.400%	3/1/15	400	418
McKesson Corp.	5.250%	3/1/13	250	267

McKesson Corp.	6.500%	2/15/14	220	246
Mead Johnson Nutrition Co.	3.500%	11/1/14	400	413
Medco Health Solutions Inc.	6.125%	3/15/13	700	756
Medco Health Solutions Inc.	7.250%	8/15/13	500	560
Medtronic Inc.	4.500%	3/15/14	250	269
Medtronic Inc.	3.000%	3/15/15	135	139
Novartis Capital Corp.	1.900%	4/24/13	2,250	2,285
Novartis Capital Corp.	4.125%	2/10/14	500	533
PepsiAmericas Inc.	5.625%	5/31/11	110	111
PepsiAmericas Inc.	4.375%	2/15/14	375	401
PepsiCo Inc.	4.650%	2/15/13	670	714
PepsiCo Inc.	0.875%	10/25/13	940	928
PepsiCo Inc.	3.750%	3/1/14	608	646
Pfizer Inc.	4.500%	2/15/14	100	108
Pfizer Inc.	5.350%	3/15/15	1,125	1,252
Philip Morris International Inc.	4.875%	5/16/13	900	965
Philip Morris International Inc.	6.875%	3/17/14	315	361
Procter & Gamble International Funding SCA	1.350%	8/26/11	500	502
Reynolds American Inc.	7.250%	6/1/13	200	222
Reynolds American Inc.	7.625%	6/1/16	75	89
4 Roche Holdings Inc.	5.000%	3/1/14	64	70
4 SABMiller plc	6.200%	7/1/11	1,125	1,138
Safeway Inc.	6.250%	3/15/14	250	275
Sanofi-Aventis SA	1.625%	3/28/14	895	891
St. Jude Medical Inc.	2.200%	9/15/13	1,250	1,266
St. Jude Medical Inc.	3.750%	7/15/14	500	525
Stryker Corp.	3.000%	1/15/15	170	174
Sysco Corp.	4.200%	2/12/13	220	232
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	240	242
Thermo Fisher Scientific Inc.	2.150%	12/28/12	450	458
Whirlpool Corp.	5.500%	3/1/13	925	982
4 WM Wrigley Jr Co.	2.450%	6/28/12	1,340	1,343
Wyeth	5.500%	3/15/13	1,610	1,746
Wyeth	5.500%	2/1/14	1,375	1,520

Energy (2.8%)
Anadarko Petroleum Corp.	5.750%	6/15/14	800	875
Apache Corp.	5.250%	4/15/13	100	108
BP Capital Markets plc	5.250%	11/7/13	991	1,070
BP Capital Markets plc	3.625%	5/8/14	1,660	1,723
BP Capital Markets plc	3.875%	3/10/15	1,150	1,195
BP Capital Markets plc	3.125%	10/1/15	775	778
BP Capital Markets plc	3.200%	3/11/16	450	447
Burlington Resources Finance Co.	6.500%	12/1/11	50	52
Canadian Natural Resources Ltd.	6.700%	7/15/11	200	203
Canadian Natural Resources Ltd.	5.150%	2/1/13	330	351
Cenovus Energy Inc.	4.500%	9/15/14	575	616
Chevron Corp.	3.450%	3/3/12	1,325	1,362
ConocoPhillips	4.750%	2/1/14	1,850	2,007
ConocoPhillips	4.600%	1/15/15	170	185
ConocoPhillips Australia Funding Co.	5.500%	4/15/13	270	293
Devon Energy Corp.	5.625%	1/15/14	150	166
Devon Financing Corp. ULC	6.875%	9/30/11	890	917
Encana Corp.	4.750%	10/15/13	375	403
Ensco plc	3.250%	3/15/16	875	868
EOG Resources Inc.	6.125%	10/1/13	275	305
EOG Resources Inc.	2.950%	6/1/15	400	403

Husky Energy Inc.	5.900%	6/15/14	426	472
4 Marathon Petroleum Corp.	3.500%	3/1/16	400	401
Noble Holding International Ltd.	3.450%	8/1/15	400	407
Occidental Petroleum Corp.	2.500%	2/1/16	900	888
Shell International Finance BV	1.875%	3/25/13	100	102
Shell International Finance BV	4.000%	3/21/14	3,846	4,094
4 Statoil ASA	5.125%	4/30/14	250	274
Total Capital Canada Ltd.	1.625%	1/28/14	625	625
Total Capital SA	3.125%	10/2/15	250	255
Transocean Inc.	5.250%	3/15/13	525	557
Transocean Inc.	4.950%	11/15/15	1,000	1,055
Valero Energy Corp.	6.875%	4/15/12	600	635
Valero Energy Corp.	4.750%	6/15/13	500	529
Valero Energy Corp.	4.500%	2/1/15	375	393
Weatherford International Ltd.	5.150%	3/15/13	11	12
4 Woodside Finance Ltd.	8.125%	3/1/14	225	258

Technology (3.2%)
Adobe Systems Inc.	3.250%	2/1/15	375	383
Affiliated Computer Services Inc.	5.200%	6/1/15	250	269
Agilent Technologies Inc.	4.450%	9/14/12	250	260
4 Broadcom Corp.	1.500%	11/1/13	250	246
Cisco Systems Inc.	1.625%	3/14/14	1,500	1,494
Computer Sciences Corp.	5.500%	3/15/13	500	533
Dell Inc.	3.375%	6/15/12	425	437
Dell Inc.	4.700%	4/15/13	250	266
Dell Inc.	2.100%	4/1/14	1,000	1,000
Dell Inc.	5.625%	4/15/14	650	716
Dun & Bradstreet Corp.	6.000%	4/1/13	600	647
Dun & Bradstreet Corp.	2.875%	11/15/15	250	245
Fiserv Inc.	6.125%	11/20/12	1,312	1,409
Fiserv Inc.	3.125%	10/1/15	250	248
Hewlett-Packard Co.	4.250%	2/24/12	1,145	1,182
Hewlett-Packard Co.	4.500%	3/1/13	1,750	1,858
Hewlett-Packard Co.	1.250%	9/13/13	1,000	994
Hewlett-Packard Co.	6.125%	3/1/14	430	481
HP Enterprise Services LLC	6.000%	8/1/13	1,775	1,953
IBM International Group Capital LLC	5.050%	10/22/12	1,150	1,223
International Business Machines Corp.	4.750%	11/29/12	180	191
International Business Machines Corp.	2.100%	5/6/13	1,625	1,656
International Business Machines Corp.	1.000%	8/5/13	3,350	3,324
International Business Machines Corp.	6.500%	10/15/13	225	253
International Business Machines Corp.	2.000%	1/5/16	450	436
Intuit Inc.	5.400%	3/15/12	200	208
Lexmark International Inc.	5.900%	6/1/13	500	533
Microsoft Corp.	2.950%	6/1/14	800	829
Motorola Solutions Inc.	8.000%	11/1/11	550	572
Oracle Corp.	4.950%	4/15/13	487	523
Oracle Corp.	3.750%	7/8/14	1,047	1,111
Pitney Bowes Inc.	4.875%	8/15/14	500	524
Pitney Bowes Inc.	5.000%	3/15/15	225	237
Xerox Corp.	6.875%	8/15/11	1,050	1,074
Xerox Corp.	5.650%	5/15/13	600	646
Xerox Corp.	4.250%	2/15/15	500	525

Transportation (1.2%)
American Airlines Pass Through Trust 2001-
01	6.817%	5/23/11	179	179

[9]	American Airlines Pass Through Trust 2001-
	02	7.858%	10/1/11	360	369
	Burlington Northern Santa Fe LLC	5.900%	7/1/12	100	106
	Canadian National Railway Co.	6.375%	10/15/11	170	175
	Canadian National Railway Co.	4.950%	1/15/14	125	136
[3]	Continental Airlines 1997-4 Class A Pass
	Through Trust	6.900%	1/2/18	222	233
[3]	Continental Airlines 2000-1 Class A-1 Pass
	Through Trust	8.048%	11/1/20	183	198
[3]	Continental Airlines 2005-ERJ1 Pass Through
	Trust	9.798%	4/1/21	156	166
	CSX Corp.	5.750%	3/15/13	400	431
	CSX Corp.	5.500%	8/1/13	474	513
	CSX Corp.	6.250%	4/1/15	132	149
	Delta Air Lines 2001-1 Class A-2 Pass
	Through Trust	7.111%	9/18/11	815	833
[10] Delta Air Lines 2002-1 Class G-2 Pass
	Through Trust	6.417%	7/2/12	310	319
[3]	Delta Air Lines 2007-1 Class B Pass Through
	Trust	8.021%	8/10/22	92	94
[3]	Delta Air Lines 2010-1 Class A Pass Through
	Trust	6.200%	7/2/18	575	598
[4]	ERAC USA Finance LLC	5.800%	10/15/12	400	424
[4]	ERAC USA Finance LLC	2.750%	7/1/13	500	508
[4]	ERAC USA Finance LLC	2.250%	1/10/14	600	597
[4]	ERAC USA Finance LLC	5.600%	5/1/15	176	191
	Greenbrier Cos. Inc.	8.375%	5/15/15	125	129
	JB Hunt Transport Services Inc.	3.375%	9/15/15	290	286
1,3,10 JetBlue Airways 2004-1 G-1 Pass Through
	Trust	0.685%	12/15/13	214	206
1,10 JetBlue Airways 2004-1 G-2 Pass Through
	Trust	0.730%	3/15/14	625	564
1,10 JetBlue Airways 2004-2 G-2 Pass Through
	Trust	0.763%	11/15/16	440	377
	Ryder System Inc.	6.000%	3/1/13	1,090	1,174
	Ryder System Inc.	5.850%	3/1/14	165	181
	Ryder System Inc.	3.150%	3/2/15	550	551
	Ryder System Inc.	3.600%	3/1/16	595	598
[4]	Southwest Airlines Co.	10.500%	12/15/11	625	663
[3]	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.150%	8/1/22	65	71
	Union Pacific Corp.	5.450%	1/31/13	100	107
					263,655
Utilities (6.0%)
	Electric (4.9%)
	Alabama Power Co.	4.850%	12/15/12	160	170
	Ameren Corp.	8.875%	5/15/14	650	747
	American Water Capital Corp.	6.085%	10/15/17	330	369
	Appalachian Power Co.	5.550%	4/1/11	500	500
	Appalachian Power Co.	5.650%	8/15/12	380	400
	Appalachian Power Co.	3.400%	5/24/15	500	507
	Carolina Power & Light Co.	6.500%	7/15/12	1,110	1,185
	Carolina Power & Light Co.	5.125%	9/15/13	190	206
	Carolina Power & Light Co.	5.150%	4/1/15	100	109
	Carolina Power & Light Co.	5.250%	12/15/15	260	288
1	CMS Energy Corp.	1.253%	1/15/13	300	295
	CMS Energy Corp.	4.250%	9/30/15	350	351

	Columbus Southern Power Co.	5.500%	3/1/13	225	242
	Commonwealth Edison Co.	5.400%	12/15/11	350	362
	Commonwealth Edison Co.	6.150%	3/15/12	695	730
	Commonwealth Edison Co.	1.625%	1/15/14	575	571
	Consumers Energy Co.	5.375%	4/15/13	772	831
	Dominion Resources Inc.	5.700%	9/17/12	310	330
	Dominion Resources Inc.	1.800%	3/15/14	340	339
3	Dominion Resources Inc.	6.300%	9/30/66	350	346
	DPL Inc.	6.875%	9/1/11	1,200	1,230
	DTE Energy Co.	7.625%	5/15/14	100	115
	Duke Energy Carolinas LLC	5.300%	10/1/15	100	111
	Duke Energy Corp.	3.350%	4/1/15	500	510
	Duke Energy Ohio Inc.	2.100%	6/15/13	750	762
4	EDP Finance BV	5.375%	11/2/12	1,750	1,794
4	Enel Finance International NV	5.700%	1/15/13	200	211
4	Enel Finance International NV	3.875%	10/7/14	525	540
	Entergy Arkansas Inc.	5.400%	8/1/13	1,040	1,123
	Exelon Generation Co. LLC	5.350%	1/15/14	500	535
	FirstEnergy Corp.	6.450%	11/15/11	11	11
	Florida Power Corp.	6.650%	7/15/11	100	102
	Florida Power Corp.	4.800%	3/1/13	380	403
[3,4] FPL Energy Marcus Hook LP		7.590%	7/10/18	438	436
1	Georgia Power Co.	0.629%	3/15/13	750	751
	Georgia Power Co.	6.000%	11/1/13	200	222
	Great Plains Energy Inc.	2.750%	8/15/13	300	302
4	Iberdrola Finance Ireland Ltd.	3.800%	9/11/14	600	609
4	International Transmission Co.	4.450%	7/15/13	200	210
4	Kentucky Utilities Co.	1.625%	11/1/15	350	334
4	LG&E and KU Energy LLC	2.125%	11/15/15	350	332
	MidAmerican Energy Co.	5.650%	7/15/12	950	1,003
	Midamerican Energy Holdings Co.	3.150%	7/15/12	860	881
4	Monongahela Power Co.	7.950%	12/15/13	170	193
	National Rural Utilities Cooperative Finance
	Corp.	7.250%	3/1/12	700	741
	National Rural Utilities Cooperative Finance
	Corp.	2.625%	9/16/12	660	675
	National Rural Utilities Cooperative Finance
	Corp.	5.500%	7/1/13	1,900	2,070
	National Rural Utilities Cooperative Finance
	Corp.	1.125%	11/1/13	325	322
	National Rural Utilities Cooperative Finance
	Corp.	4.750%	3/1/14	100	108
	National Rural Utilities Cooperative Finance
	Corp.	1.900%	11/1/15	500	483
	Nevada Power Co.	8.250%	6/1/11	200	202
	Nevada Power Co.	6.500%	4/15/12	200	211
	Nevada Power Co.	5.875%	1/15/15	290	322
1	NextEra Energy Capital Holdings Inc.	1.189%	6/17/11	550	551
1	NextEra Energy Capital Holdings Inc.	0.712%	11/9/12	1,750	1,754
	NextEra Energy Capital Holdings Inc.	2.600%	9/1/15	900	887
3	NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	205	203
4	Niagara Mohawk Power Corp.	3.553%	10/1/14	120	124
	Northeast Utilities	7.250%	4/1/12	345	366
	Northeast Utilities	5.650%	6/1/13	550	590
	Northern States Power Co.	8.000%	8/28/12	525	573
	Northern States Power Co.	1.950%	8/15/15	610	597
	NSTAR Electric Co.	4.875%	10/15/12	130	137
	Pacific Gas & Electric Co.	6.250%	12/1/13	420	465

Pacific Gas & Electric Co.	4.800%	3/1/14	350	377
Peco Energy Co.	5.950%	11/1/11	300	308
Peco Energy Co.	5.600%	10/15/13	200	219
Peco Energy Co.	5.000%	10/1/14	120	131
PG&E Corp.	5.750%	4/1/14	1,100	1,201
3 PPL Capital Funding Inc.	6.700%	3/30/67	450	443
PPL Electric Utilities Corp.	7.125%	11/30/13	520	592
PPL Energy Supply LLC	5.400%	8/15/14	200	213
Progress Energy Inc.	6.850%	4/15/12	800	848
Progress Energy Inc.	6.050%	3/15/14	250	277
PSEG Power LLC	2.500%	4/15/13	475	482
PSEG Power LLC	5.000%	4/1/14	250	266
Public Service Co. of Colorado	7.875%	10/1/12	200	220
Public Service Electric & Gas Co.	5.125%	9/1/12	155	163
Public Service Electric & Gas Co.	5.000%	8/15/14	250	272
Public Service Electric & Gas Co.	2.700%	5/1/15	500	499
Sierra Pacific Power Co.	5.450%	9/1/13	240	260
Southern California Edison Co.	5.000%	1/15/14	100	108
Southern California Edison Co.	5.750%	3/15/14	300	332
1 Southern Co.	0.703%	10/21/11	800	802
Southern Co.	5.300%	1/15/12	300	311
Southern Co.	4.150%	5/15/14	100	106
4 Trans-Allegheny Interstate Line Co.	4.000%	1/15/15	1,350	1,381
Virginia Electric and Power Co.	4.750%	3/1/13	800	851
Wisconsin Electric Power Co.	6.000%	4/1/14	150	168

Natural Gas (1.1%)
Enbridge Energy Partners LP	5.875%	12/15/16	150	166
3 Enbridge Energy Partners LP	8.050%	10/1/37	105	112
Energy Transfer Partners LP	5.650%	8/1/12	270	284
Energy Transfer Partners LP	6.000%	7/1/13	440	477
Enterprise Products Operating LLC	6.375%	2/1/13	200	216
Enterprise Products Operating LLC	5.650%	4/1/13	575	619
Enterprise Products Operating LLC	5.900%	4/15/13	880	952
Enterprise Products Operating LLC	9.750%	1/31/14	650	778
Enterprise Products Operating LLC	3.200%	2/1/16	225	223
3 Enterprise Products Operating LLC	8.375%	8/1/66	450	483
4 Gulf South Pipeline Co. LP	5.750%	8/15/12	520	545
Magellan Midstream Partners LP	6.450%	6/1/14	100	111
4 NGPL PipeCo LLC	6.514%	12/15/12	410	439
ONEOK Partners LP	5.900%	4/1/12	400	420
ONEOK Partners LP	3.250%	2/1/16	1,200	1,190
Plains All American Pipeline LP / PAA
Finance Corp.	4.250%	9/1/12	360	374
Plains All American Pipeline LP / PAA
Finance Corp.	3.950%	9/15/15	160	165
4 Rockies Express Pipeline LLC	6.250%	7/15/13	325	348
4 Rockies Express Pipeline LLC	3.900%	4/15/15	350	347
TransCanada PipeLines Ltd.	4.000%	6/15/13	100	105
TransCanada PipeLines Ltd.	3.400%	6/1/15	500	512
3 TransCanada PipeLines Ltd.	6.350%	5/15/67	175	175
Williams Partners LP	3.800%	2/15/15	905	936

				53,786
Total Corporate Bonds (Cost $586,501)				596,825
Sovereign Bonds (U.S. Dollar-Denominated) (1.2%)
4 Abu Dhabi Government International Bond	5.500%	4/8/14	80	87

4	AK Transneft OJSC Via TransCapitalInvest
	Ltd.	5.670%	3/5/14	175	187
	Brazilian Government International Bond	7.875%	3/7/15	500	595
	Corp Andina de Fomento	3.750%	1/15/16	200	198
	Eksportfinans ASA	2.000%	9/15/15	50	49
	European Bank for Reconstruction &
	Development	1.625%	9/3/15	50	49
	European Investment Bank	4.250%	7/15/13	250	268
	European Investment Bank	2.875%	1/15/15	500	515
	European Investment Bank	2.750%	3/23/15	250	257
	Export-Import Bank of Korea	5.500%	10/17/12	400	421
4	Gazprom OAO Via Gaz Capital SA	6.212%	11/22/16	50	54
4,11	Hana Bank	6.500%	4/9/12	120	126
	Hungary Government International Bond	4.750%	2/3/15	150	151
4	Industrial Bank of Korea	7.125%	4/23/14	150	168
4	Israel Electric Corp. Ltd.	7.250%	1/15/19	50	53
	Israel Government International Bond	5.125%	3/1/14	50	54
12	Japan Finance Corp.	1.875%	9/24/15	100	97
	Korea Development Bank	5.300%	1/17/13	450	475
13	Kreditanstalt fuer Wiederaufbau	3.250%	3/15/13	250	260
13	Kreditanstalt fuer Wiederaufbau	2.750%	10/21/14	750	772
4	MDC-GMTN B.V.	5.750%	5/6/14	300	324
	Mexico Government International Bond	5.875%	2/17/14	200	219
	Mexico Government International Bond	6.625%	3/3/15	200	228
	Nordic Investment Bank	2.500%	7/15/15	1,000	1,010
	Panama Government International Bond	7.250%	3/15/15	100	116
	Peruvian Government International Bond	9.125%	2/21/12	100	107
	Petrobras International Finance Co. - Pifco	9.125%	7/2/13	125	145
	Petroleos Mexicanos	4.875%	3/15/15	200	212
3,4	Petroleum Co. of Trinidad & Tobago Ltd.	6.000%	5/8/22	72	73
4	Petronas Capital Ltd.	7.000%	5/22/12	100	106
[3,4,10] PF Export Receivables Master Trust		3.748%	6/1/13	87	87
3,4	PF Export Receivables Master Trust	6.436%	6/1/15	195	207
	Poland Government International Bond	3.875%	7/16/15	200	202
	Province of Ontario Canada	3.500%	7/15/13	250	262
	Province of Ontario Canada	2.950%	2/5/15	250	257
	Province of Ontario Canada	1.875%	9/15/15	25	24
4	Qatar Government International Bond	5.150%	4/9/14	100	107
4	Qatar Government International Bond	4.000%	1/20/15	200	207
3,4	Qatar Petroleum	5.579%	5/30/11	56	56
4,14	Qatari Diar Finance QSC	3.500%	7/21/15	125	125
4	Qtel International Finance Ltd.	3.375%	10/14/16	75	72
3,4	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	184	192
4	Ras Laffan Liquefied Natural Gas Co. Ltd.
	III	5.500%	9/30/14	175	188
	Republic of Italy	2.125%	10/5/12	350	353
	Republic of Italy	2.125%	9/16/13	50	50
	Republic of Italy	3.125%	1/26/15	100	100
	Republic of Korea	4.250%	6/1/13	125	130
	South Africa Government International
	Bond	6.500%	6/2/14	100	112
4	TDIC Finance Ltd.	6.500%	7/2/14	125	137
4	Transnet Ltd.	4.500%	2/10/16	100	102
Total Sovereign Bonds (Cost $10,170)					10,346
Taxable Municipal Bonds (0.4%)
California GO		5.250%	4/1/14	150	158

1 Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	1.035%	10/15/12	1,090	1,076
Illinois GO	2.766%	1/1/12	1,000	1,005
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes
Medical Institute)	3.450%	9/1/14	150	158
Louisiana Local Government Environmental
Facility & Community Development
Authority Revenue	3.220%	2/1/21	750	727
Louisiana Local Government Environmental
Facility & Community Development
Authority Revenue	3.450%	2/1/22	350	337
New York City NY Industrial Development
Agency Special Facility Revenue (American
Airlines Inc. John	7.500%	8/1/16	75	76
North Carolina Capital Facilities Finance
Agency Revenue (Duke University Project)	4.200%	4/1/14	180	193
Total Taxable Municipal Bonds (Cost $3,749)				3,730
Tax-Exempt Municipal Bonds (0.1%)
California Housing Finance Agency Home
Mortgage Revenue VRDO (Cost $500)	0.230%	4/7/11 LOC	500	500
			Shares
Convertible Preferred Stock (0.0%)
5 Lehman Brothers Holdings Inc. Pfd. (Cost $700)			700	—
Preferred Stocks (0.2%)
Southern California Edison Co. Pfd.	5.349%		17,177	1,744
Aspen Insurance Holdings Ltd. Pfd.	7.401%		5,950	145
Goldman Sachs Group Inc. Pfd.	6.050%		4,480	100
Federal National Mortgage Assn. Pfd.	5.948%		21,600	31
Total Preferred Stocks (Cost $2,490)				2,020
Temporary Cash Investment (5.3%)
Money Market Fund (5.3%)
[15] Vanguard Market Liquidity Fund
(Cost $47,958)	0.208%		47,958,157	47,958
Total Investments (101.6%) (Cost $902,619)				913,545
Other Assets and Liabilities-Net (-1.6%)				(14,738)
Net Assets (100%)				898,807

1 Adjustable-rate security.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the aggregate value of these securities was $141,116,000, representing 15.7% of net assets.
5 Non-income-producing security—security in default.
6 Non-income-producing security—issuer has suspended all payments until February 1, 2012.
7 Non-income-producing security—issuer has suspended all payments until May 1, 2012.
8 Securities with a value of $1,317,000 have been segregated as initial margin for open futures contracts.
9 Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
10 Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
11 Guaranteed by the Republic of Korea.
12 Guaranteed by the Government of Japan.
13 Guaranteed by the Federal Republic of Germany.
14 Guaranteed by the State of Qatar.

15 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
VRDO—Variable Rate Demand Obligation.
LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At March 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short	Value	Appreciation
Futures Contracts	Expiration	Contracts)	Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	June 2011	335	73,072	44
5-Year U.S. Treasury Note	June 2011	(477)	(55,708)	(12)
10-Year U.S. Treasury Note	June 2011	(285)	(33,924)	25
Ultra Long U.S. Treasury Bond	June 2011	5	618	13
30-Year U.S. Treasury Bond	June 2011	(4)	(481)	(6)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Swap Contracts: The portfolio may invest in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio has sold credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market.

Vanguard Short-Term Investment-Grade Portfolio

The portfolio has also purchased credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional principal amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The portfolio enters into interest rate swap transactions to adjust the portfolio's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The portfolio is subject to credit risk through its investment in swap transactions to earn the total return on the Commercial Mortgage-Backed Securities (CMBS) Index. Under the terms of the swaps, the portfolio receives the total return (either receiving the increase or paying the decrease) on the CMBS index, applied to a notional principal amount. In return, the portfolio agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the portfolio invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk for all types of swaps is that a counterparty will default on its obligation to pay net amounts due to the portfolio. The portfolio's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the portfolio and the counterparty and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

At March 31, 2011, the fund had the following open swap contracts:

Vanguard Short-Term Investment-Grade Portfolio

Credit Default Swaps
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating
Banco Bilbao Vizcaya
Argentaria SA/Aa2	9/20/15	BARC	700	29	1.000	—
Bank of America
Corporation/A2	3/20/15	DBAG	280	6	1.000	5
Bank of America
Corporation/A2	9/20/15	RBS	100	3	1.000	2
Bank of America
Corporation/A2	12/20/15	DBAG	410	21	1.000	16
Burlington Northern/A3	6/20/12	DBAG	400	—	0.400	2
Johnson & Johnson/Aaa	9/20/12	GSCM	410	—	0.070	—
Johnson & Johnson/Aaa	9/20/12	UBSAG	160	—	0.080	—

Credit Protection Purchased
AT&T Inc.	6/20/13	GSCM	300	—	1.040	(4)
Bank of America Corporation	12/20/13	DBAG	630	(14)	1.000	(18)
Bank of America Corporation	12/20/14	DBAG	340	(4)	1.000	(4)
Bank of America Corporation	12/20/14	BARC	340	(4)	1.000	(3)
Bank of America Corporation	12/20/14	BARC	300	(3)	1.000	(3)
Bank of America Corporation	12/20/15	DBAG	500	(23)	1.000	(16)
Bank of America Corporation	12/20/15	DBAG	500	(24)	1.000	(17)
Citigroup Inc.	6/20/14	BOANA	1,120	(48)	5.000	(181)
Danske Bank A/S	12/20/15	BOANA	145	(1)	1.000	—
Danske Bank A/S	12/20/15	BARC	145	(1)	1.000	—
Intesa San Paolo Spa	6/20/15	DBAG	500	(9)	1.000	2
Intesa San Paolo Spa	6/20/15	BOANA	500	(9)	1.000	2
Intesa San Paolo Spa	6/20/15	BOANA	300	(13)	1.000	1
Morgan Stanley	9/20/15	BARC	200	(11)	1.000	(8)
Wells Fargo	3/20/15	GSCM	280	(2)	1.000	(7)
						(231)

1 BARC—Barclays Bank PLC.
BOANA—Bank of America NA.
DBAG—Deutsche Bank AG.
GSCM—Goldman Sachs Bank USA.
RBS—Royal Bank of Scotland Group.
UBSAG—UBS AG.

Vanguard Short-Term Investment-Grade Portfolio

Interest Rate
Swaps
			Fixed	Floating
			Interest	Interest		Unrealized
		Notional	Rate	Rate		Appreciation
Termination		Amount	Received	Received		(Depreciation)
Date	Counterparty[1]	($000)	(Paid)(%)	(Paid)(%)		($000)
4/12/2011	GSCM	977	0.334	(0.303)	[2]	-
4/15/2011	BOANA	600	1.050	(0.255)	3	-
5/16/2011	BOANA	100	0.943	(0.254)	3	-
7/15/2011	GSCM	80	1.086	(0.255)	3	-
7/15/2011	BOANA	275	1.093	(0.255)	3	1
8/15/2011	BOANA	350	0.833	(0.255)	3	1
8/15/2011	WFC	400	0.740	(0.255)	3	1
8/15/2011	GSCM	100	1.091	(0.255)	3	-
9/15/2011	BOANA	700	0.840	(0.255)	3	2
10/6/2011	WFC	478	1.719	(0.260)	3	3
10/6/2011	BARC	308	1.723	(0.260)	3	2
10/21/2011	WFC	800	1.343	(0.303)	2	4
11/15/2011	WFC	350	0.607	(0.255)	3	1
12/6/2011	WFC	693	2.018	(0.310)	2	8
1/15/2012	WFC	300	1.226	(0.255)	3	2
1/15/2012	WFC	115	1.148	(0.255)	3	1
1/15/2012	WFC	10	1.075	(0.255)	3	-
1/15/2012	WFC	10	1.050	(0.255)	3	-
1/15/2012	WFC	300	1.058	(0.255)	3	2
1/15/2012	WFC	250	1.383	(0.255)	3	2
2/6/2012	WFC	1,500	1.485	(0.260)	3	14
2/15/2012	GSCM	65	0.688	(0.255)	3	-
3/6/2012	GSCM	1,350	1.501	(0.260)	3	14
4/15/2012	GSCM	230	1.543	(0.255)	3	3
4/15/2012	WFC	300	1.543	(0.255)	3	3
5/15/2012	BOANA	50	1.349	(0.255)	3	1
5/15/2012	WFC	720	1.259	(0.255)	3	7

Vanguard Short-Term Investment-Grade Portfolio

6/15/2012	WFC	1,000	1.445	(0.255)	3	12
6/15/2012	JPMC	70	1.346	(0.255)	3	1
6/15/2012	BARC	80	1.678	(0.255)	3	1
6/15/2012	BARC	400	1.613	(0.255)	3	5
6/15/2012	WFC	645	1.571	(0.255)	3	8
7/15/2012	WFC	80	1.590	(0.255)	3	1
7/15/2012	WFC	220	1.450	(0.255)	3	3
7/15/2012	JPMC	655	1.370	(0.255)	3	7
7/15/2012	BARC	900	1.683	(0.255)	3	14
7/15/2012	WFC	90	1.450	(0.255)	3	1
8/15/2012	WFC	535	1.845	(0.255)	3	9
8/15/2012	JPMC	250	1.444	(0.255)	3	3
9/6/2012	GSCM	120	2.073	(0.260)	3	3
9/6/2012	BOANA	1,470	2.065	(0.260)	3	31
9/15/2012	GSCM	1,700	1.860	(0.255)	3	31
10/15/2012	BOANA	600	1.746	(0.255)	3	10
10/20/2012	BARC	500	1.760	(0.254)	3	9
10/20/2012	BARC	1,100	2.035	(0.254)	3	24
10/22/2012	BOANA	300	2.453	(0.254)	3	8
11/9/2012	WFC	1,750	1.855	(0.312)	2	31
11/15/2012	WFC	250	1.811	(0.255)	3	5
11/15/2012	WFC	40	1.563	(0.255)	3	1
11/15/2012	WFC	300	0.933	(0.255)	3	1
12/6/2012	BARC	400	2.325	(0.310)	2	10
12/6/2012	BARC	200	1.930	(0.310)	2	4
12/15/2012	BOANA	490	2.208	(0.310)	2	12
12/15/2012	WFC	1,100	1.822	(0.255)	3	20
12/15/2012	WFC	440	1.763	(0.255)	3	8
12/15/2012	WFC	2,280	1.715	(0.255)	3	38
12/15/2012	GSCM	2,250	1.595	(0.310)	2	31
12/17/2012	BOANA	2,000	2.030	(0.254)	3	44

Vanguard Short-Term Investment-Grade Portfolio

12/17/2012	WFC	400	2.258	(0.309)	2	10
12/17/2012	WFC	500	1.990	(0.309)	2	10
1/15/2013	WFC	3,000	1.724	(0.255)	3	51
1/15/2013	WFC	2,800	1.770	(0.303)	2	47
1/15/2013	JPMC	300	1.634	(0.303)	2	4
1/15/2013	WFC	80	1.004	(0.255)	3	-
1/25/2013	WFC	275	0.816	(0.303)	2	-
2/15/2013	WFC	45	1.890	(0.255)	3	1
2/15/2013	WFC	620	1.725	(0.255)	3	10
2/15/2013	WFC	700	1.705	(0.255)	3	11
2/15/2013	WFC	16	0.801	(0.255)	3	-
2/15/2013	WFC	100	0.910	(0.255)	3	1
2/20/2013	WFC	580	1.926	(0.254)	3	12
2/20/2013	WFC	340	0.799	(0.254)	3	-
3/15/2013	WFC	55	2.098	(0.255)	3	1
3/15/2013	WFC	200	2.165	(0.255)	3	5
3/15/2013	WFC	100	1.853	(0.255)	3	2
3/15/2013	JPMC	2,300	1.745	(0.255)	3	39
3/15/2013	WFC	750	1.708	(0.310)	2	11
3/15/2013	BARC	250	2.375	(0.255)	3	7
3/15/2013	JPMC	675	1.723	(0.255)	3	11
4/5/2013	GSCM	1,275	1.767	(0.260)	3	22
4/15/2013	WFC	870	1.103	(0.255)	3	3
6/15/2013	GSCM	225	2.348	(0.255)	3	-
7/15/2013	BARC	100	2.528	(0.255)	3	3
7/15/2013	BOANA	1,400	2.188	(0.255)	3	35
7/15/2013	WFC	250	1.187	(0.255)	3	1
9/15/2013	WFC	700	1.953	(0.255)	3	13
9/15/2013	GSCM	680	1.254	(0.255)	3	1
9/15/2013	WFC	160	0.698	(0.255)	3	(2)
10/15/2013	WFC	230	1.023	(0.255)	3	(1)

Vanguard Short-Term Investment-Grade Portfolio

11/15/2013	BARC	500	2.240	(0.255)	3	13
11/15/2013	WFC	700	2.090	(0.255)	3	15
11/15/2013	WFC	90	2.040	(0.255)	3	2
11/15/2013	WFC	1,200	2.039	(0.255)	3	24
11/17/2013	JPMC	175	2.171	(0.254)	3	-
12/1/2013	GSCM	975	2.584	(0.311)	2	32
12/1/2013	WFC	2,829	2.582	(0.311)	2	92
12/1/2013	GSCM	2,923	2.584	(0.311)	2	95
12/14/2013	UBSAG	290	0.739	(0.251)	3	(4)
1/15/2014	WFC	350	0.870	(0.303)	2	(5)
2/15/2014	WFC	1,800	1.400	(0.255)	3	21
3/6/2014	GSCM	3,074	2.448	(0.260)	3	90
3/15/2014	WFC	400	2.662	(0.255)	3	14
3/15/2014	WFC	200	2.206	(0.255)	3	4
4/15/2014	WFC	700	2.205	(0.255)	3	15
4/15/2014	WFC	500	0.680	(0.303)	2	(13)
5/15/2014	GSCM	75	2.303	(0.255)	3	2
5/15/2014	GSCM	150	1.528	(0.255)	3	-
5/16/2014	WFC	650	1.083	(0.314)	2	(10)
6/15/2014	WFC	5	2.577	(0.255)	3	-
6/15/2014	WFC	300	2.338	(0.255)	3	7
7/15/2014	WFC	1,200	2.305	(0.255)	3	27
8/15/2014	WFC	1,480	2.681	(0.255)	3	50
8/15/2014	JPMC	540	1.501	(0.255)	3	(3)
8/15/2014	GSCM	280	1.350	(0.252)	3	(3)
10/15/2014	WFC	390	1.130	(0.255)	3	(8)
2/15/2015	BOANA	190	1.799	(0.255)	3	(1)
2/15/2015	WFC	270	1.634	(0.255)	3	(3)
2/15/2015	UBSAG	525	1.830	(0.255)	3	(1)
2/15/2015	GSCM	200	1.755	(0.255)	3	(1)
2/17/2015	GSCM	3,800	2.555	(0.314)	2	85

Vanguard Short-Term Investment-Grade Portfolio

3/24/2015	GSCM	100	2.910	(0.252)	3	4
8/15/2015	GSCM	3,390	1.588	(0.255)	3	(76)
9/15/2015	UBSAG	4,200	1.630	(0.255)	3	(94)
10/15/2015	JPMC	100	2.211	(0.255)	3	-
10/15/2015	UBSAG	30	2.163	(0.255)	3	-
10/21/2015	WFC	2,500	1.485	(0.303)	2	(83)
6/1/2016	WFC	350	2.910	(0.311)	2	7
8/15/2016	BOANA	140	3.226	(0.255)	3	5
8/15/2016	BARC	320	1.919	(0.255)	3	(10)
8/15/2016	GSCM	40	1.903	(0.255)	3	(1)
10/25/2016	WFC	1,500	1.714	(0.303)	2	(72)
12/15/2016	JPMC	425	3.258	(0.303)	2	13
12/15/2016	WFC	250	3.260	(0.303)	2	8
12/15/2016	WFC	500	3.370	(0.310)	2	19
12/15/2016	JPMC	285	2.507	(0.303)	2	(3)
12/15/2016	GSCM	1,000	2.392	(0.303)	2	(15)
1/15/2017	BARC	60	2.971	(0.255)	3	1
1/15/2017	GSCM	150	2.008	(0.255)	3	(5)
1/15/2017	BOANA	400	1.954	(0.255)	3	(15)
2/15/2017	WFC	1,700	3.373	(0.255)	3	64
2/15/2017	GSCM	1,770	3.433	(0.255)	3	73
2/15/2017	BARC	80	3.180	(0.255)	3	2
2/15/2017	WFC	90	2.407	(0.255)	3	(1)
2/15/2017	WFC	700	2.407	(0.255)	3	(11)
2/15/2017	BARC	110	2.287	(0.255)	3	(2)
2/15/2017	BOANA	3,200	1.875	(0.255)	3	(143)
6/15/2017	GSCM	260	3.492	(0.255)	3	11
6/15/2017	BARC	130	3.473	(0.255)	3	5
6/15/2017	GSCM	300	3.403	(0.255)	3	11
6/15/2017	BOANA	100	3.313	(0.255)	3	3
9/15/2017	GSCM	1,500	3.520	(0.255)	3	59

Vanguard Short-Term Investment-Grade Portfolio

9/15/2017	BARC	1,300	3.363	(0.255)	3	39
9/15/2017	GSCM	1,320	2.533	(0.255)	3	(26)
9/15/2017	WFC	150	2.345	(0.255)	3	(5)
1/25/2018	GSCM	1,675	2.543	0.000	2	5
4/25/2019	WFC	1,200	2.053	(0.303)	2	(37)
4/25/2019	WFC	700	2.756	(0.276)	2	1
4/25/2020	JPMC	2,200	3.024	(0.303)	2	(72)
4/25/2020	GSCM	700	2.794	(0.280)	2	1
4/25/2020	GSCM	1,575	2.833	0.000	2	12
6/25/2021	GSCM	350	3.143	(0.308)	2	(1)
11/25/2022	WFC	1,186	2.477	(0.312)	2	-
11/25/2022	BARC	1,500	2.758	(0.276)	2	(24)
7/25/2023	BARC	1,575	3.483	(0.000)	2	5
						954

1 BARC—Barclays Bank PLC.
BOANA—Bank of America, N.A.
GSCM—Goldman Sachs Bank USA.
JPMC—JP Morgan Chase Bank.
UBSAG—UBS AG.
WFC—Wells Fargo N.A.
Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent
2 payment date.
Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent
3 payment date.

Vanguard Short-Term Investment-Grade Portfolio

Total Return Swaps
			Floating
			Interest
			Rate	Unrealized
		Notional	Received	Appreciation
Reference Entity/Termination		Amount	(Paid)	(Depreciation)
Date	Counterparty[1]	($000)	(%)[2]	($000)
Commercial Mortgage-
Backed Securities Index
5/1/11	BARC	625	(0.244)	—

1 BARC—Barclays Bank PLC.
Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent
2 payment date.

At March 31, 2011, counterparties had deposited in segregated accounts securities with a value sufficient to cover substantially all amounts due to the fund in connection with open swap contracts.

D. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

Vanguard Short-Term Investment-Grade Portfolio

The following table summarizes the portfolio's investments as of March 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	60,297	—
Asset-Backed/Commercial Mortgage-Backed
		191,869
Securities	—		—
Corporate Bonds	—	596,812	13
Sovereign Bonds	—	10,346	—
Taxable Municipal Bonds	—	3,730	—
Tax-Exempt Municipal Bonds	—	500	—
Convertible Preferred Stocks	—	—	—
Preferred Stocks	2,020	—	—
Temporary Cash Investments	47,958	—	—
Futures Contracts—Assets[1]	81	—	—
Futures Contracts—Liabilities[1]	(5)	—	—
Swap Contracts—Assets	—	1,735	—
Swap Contracts—Liabilities	—	(1,012)	—
Total	51,789	862,542	13
1 Represents variation margin on the last day of the reporting period.

There were no changes in investments valued based on Level 3 inputs during the three months ended March 31, 2011.

E. At March 31, 2011, the cost of investment securities for tax purposes was $903,146,000. Net unrealized appreciation of investment securities for tax purposes was $10,399,000, consisting of unrealized gains of $18,632,000 on securities that had risen in value since their purchase and $8,233,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard High Yield Bond Portfolio

Schedule of Investments
As of March 31, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Corporate Bonds (93.2%)
Finance (13.5%)
	Banking (2.0%)
	BankAmerica Capital II	8.000%	12/15/26	410	419
	LBG Capital No.1 plc	7.875%	11/1/20	4,045	3,946
1	Lloyds TSB Bank plc	6.500%	9/14/20	1,960	1,897
	NB Capital Trust IV	8.250%	4/15/27	750	767

	Finance Companies (9.0%)
	Ally Financial Inc.	8.300%	2/12/15	2,015	2,206
	Ally Financial Inc.	8.000%	3/15/20	2,600	2,814
1	Ally Financial Inc.	7.500%	9/15/20	1,900	2,005
	CIT Group Inc.	7.000%	5/1/15	459	464
	CIT Group Inc.	7.000%	5/1/16	2,865	2,865
	CIT Group Inc.	7.000%	5/1/17	4,442	4,447
1	CIT Group Inc.	6.625%	4/1/18	3,205	3,253
[1,2] International Lease Finance Corp.		8.875%	9/15/15	1,120	1,226
1	International Lease Finance Corp.	6.750%	9/1/16	1,195	1,270
[1,2] International Lease Finance Corp.		9.000%	3/15/17	1,180	1,316
1	International Lease Finance Corp.	7.125%	9/1/18	1,500	1,609
	International Lease Finance Corp.	8.250%	12/15/20	911	998
1	Provident Funding Associates LP	10.250%	4/15/17	1,300	1,446
	SLM Corp.	6.250%	1/25/16	2,180	2,279
	SLM Corp.	8.450%	6/15/18	900	1,011
	SLM Corp.	8.000%	3/25/20	1,675	1,817

	Insurance (2.3%)
3	Hartford Financial Services Group Inc.	8.125%	6/15/38	2,740	2,973
1	Liberty Mutual Group Inc.	7.800%	3/15/37	1,485	1,485
1	Metlife Capital Trust IV	7.875%	12/15/37	1,390	1,491
1	MetLife Capital Trust X	9.250%	4/8/38	1,000	1,205
	Provident Cos. Inc.	7.000%	7/15/18	690	757
	Unum Group	7.375%	6/15/32	175	171

	Other Finance (0.2%)
	Lender Processing Services Inc.	8.125%	7/1/16	730	759

					46,896
Industrial (71.4%)
	Basic Industry (8.2%)
	Arch Coal Inc.	8.750%	8/1/16	410	461
	Arch Coal Inc.	7.250%	10/1/20	465	498
	Ashland Inc.	9.125%	6/1/17	690	793
	Cascades Inc.	7.750%	12/15/17	840	882
	Cascades Inc.	7.875%	1/15/20	285	301
[2,4] CDW Extended Bank Loan		4.500%	7/15/17	1,732	1,724
1	Celanese US Holdings LLC	6.625%	10/15/18	380	391
	CF Industries Inc.	6.875%	5/1/18	580	650
	CF Industries Inc.	7.125%	5/1/20	760	861

1	Chemtura Corp.	7.875%	9/1/18	305	323
[2,4] CIT Group Inc. Bank Loan		6.250%	8/11/15	294	298
	Cloud Peak Energy Resources LLC / Cloud
	Peak Energy Finance Corp.	8.250%	12/15/17	785	857
	Cloud Peak Energy Resources LLC / Cloud
	Peak Energy Finance Corp.	8.500%	12/15/19	470	522
	Consol Energy Inc.	8.000%	4/1/17	885	973
	Consol Energy Inc.	8.250%	4/1/20	1,250	1,387
[2,4] First Data Corp. Bank Loan		3.002%	9/24/14	242	232
[2,4] First Data TLB-1 Bank Loan		3.002%	9/24/14	1,465	1,403
1	FMG Resources August 2006 Pty Ltd.	7.000%	11/1/15	1,475	1,520
1	FMG Resources August 2006 Pty Ltd.	6.375%	2/1/16	280	282
1	FMG Resources August 2006 Pty Ltd.	6.875%	2/1/18	1,250	1,300
[2,4] Freescale Semiconductor, Inc. Bank Loan		4.511%	12/1/16	1,703	1,692
1	Georgia-Pacific LLC	7.125%	1/15/17	2,790	2,964
1	Georgia-Pacific LLC	5.400%	11/1/20	625	617
1	KRATON Polymers LLC/KRATON Polymers
	Capital Corp.	6.750%	3/1/19	115	117
1	Lyondell Chemical Co.	8.000%	11/1/17	1,330	1,470
	Neenah Paper Inc.	7.375%	11/15/14	574	590
1	Novelis Inc.	8.375%	12/15/17	1,035	1,123
1	Novelis Inc.	8.750%	12/15/20	935	1,030
	Solutia Inc.	8.750%	11/1/17	375	412
1	Vedanta Resources plc	8.750%	1/15/14	275	292
1	Vedanta Resources plc	9.500%	7/18/18	1,535	1,677
	Weyerhaeuser Co.	7.375%	10/1/19	570	641

	Capital Goods (6.4%)
1	Ardagh Packaging Finance plc	7.375%	10/15/17	455	483
	Ball Corp.	7.125%	9/1/16	105	114
	Ball Corp.	6.625%	3/15/18	520	533
	Ball Corp.	7.375%	9/1/19	145	157
	BE Aerospace Inc.	6.875%	10/1/20	1,090	1,127
1	Bombardier Inc.	7.500%	3/15/18	845	917
1	Bombardier Inc.	7.750%	3/15/20	850	926
1	Building Materials Corp. of America	6.875%	8/15/18	420	432
	Case New Holland Inc.	7.750%	9/1/13	695	755
1	Case New Holland Inc.	7.875%	12/1/17	2,495	2,769
1	Cemex Finance LLC	9.500%	12/14/16	1,605	1,726
1	Crown Americas LLC / Crown Americas
	Capital Corp. III	6.250%	2/1/21	1,000	1,020
1	Fibria Overseas Finance Ltd.	7.500%	5/4/20	2,249	2,447
1	Huntington Ingalls Industries Inc.	6.875%	3/15/18	696	726
1	Huntington Ingalls Industries Inc.	7.125%	3/15/21	650	678
	Masco Corp.	6.125%	10/3/16	215	220
	Masco Corp.	5.850%	3/15/17	193	190
	Masco Corp.	6.625%	4/15/18	105	105
	Masco Corp.	7.125%	3/15/20	502	519
	Owens Corning	9.000%	6/15/19	1,000	1,180
1	Pinafore LLC / Pinafore Inc.	9.000%	10/1/18	550	594
1	Reynolds Group Issuer Inc / Reynolds Group
	Issuer LLC / Reynolds Group Issuer
	Luxembourg SA	7.750%	10/15/16	1,975	2,093

1	Reynolds Group Issuer Inc / Reynolds Group
	Issuer LLC / Reynolds Group Issuer
	Luxembourg SA	7.125%	4/15/19	1,355	1,379
	United Rentals North America Inc.	10.875%	6/15/16	810	936

	Communication (17.4%)
	Belo Corp.	8.000%	11/15/16	250	273
	Cablevision Systems Corp.	8.625%	9/15/17	985	1,091
	CCO Holdings LLC / CCO Holdings Capital
	Corp.	7.250%	10/30/17	1,035	1,076
	CCO Holdings LLC / CCO Holdings Capital
	Corp.	7.875%	4/30/18	1,045	1,110
	CCO Holdings LLC / CCO Holdings Capital
	Corp.	7.000%	1/15/19	911	931
	CCO Holdings LLC / CCO Holdings Capital
	Corp.	8.125%	4/30/20	1,045	1,136
	Cenveo Corp.	8.875%	2/1/18	1,250	1,250
1	Cequel Communications Holdings I LLC and
	Cequel Capital Corp.	8.625%	11/15/17	1,635	1,717
	Cincinnati Bell Inc.	8.250%	10/15/17	1,375	1,389
	Cincinnati Bell Inc.	8.750%	3/15/18	1,520	1,436
	Clear Channel Worldwide Holdings Inc.	9.250%	12/15/17	245	268
	Clear Channel Worldwide Holdings Inc.	9.250%	12/15/17	1,315	1,437
[2,4] Commscope, Inc. Bank Loan		5.000%	1/14/18	20	20
[2,4] Commscope, Inc. Bank Loan		5.000%	1/14/18	181	182
	Cricket Communications Inc.	7.750%	5/15/16	655	694
	Cricket Communications Inc.	7.750%	10/15/20	2,750	2,757
	CSC Holdings LLC	7.875%	2/15/18	1,190	1,325
	CSC Holdings LLC	7.625%	7/15/18	2,085	2,273
	CSC Holdings LLC	8.625%	2/15/19	895	1,023
1	eAccess Ltd.	8.250%	4/1/18	430	441
	Frontier Communications Corp.	8.250%	5/1/14	1,800	1,996
	Frontier Communications Corp.	7.875%	4/15/15	190	204
	Frontier Communications Corp.	8.250%	4/15/17	555	597
	Frontier Communications Corp.	8.125%	10/1/18	1,800	1,942
	Frontier Communications Corp.	8.500%	4/15/20	665	722
1	Inmarsat Finance plc	7.375%	12/1/17	400	424
1	Intelsat Jackson Holdings SA	7.250%	4/1/19	1,065	1,068
1	Intelsat Jackson Holdings SA	8.500%	11/1/19	475	512
1	Intelsat Jackson Holdings SA	7.250%	10/15/20	2,935	2,939
1	Intelsat Jackson Holdings SA	7.500%	4/1/21	1,100	1,105
1	Intelsat Subsidiary Holding Co. SA	8.875%	1/15/15	505	521
	Interpublic Group of Cos. Inc.	10.000%	7/15/17	850	1,012
	Lamar Media Corp.	6.625%	8/15/15	530	542
	Lamar Media Corp.	7.875%	4/15/18	305	327
	Liberty Media LLC	8.500%	7/15/29	405	397
	Liberty Media LLC	8.250%	2/1/30	1,280	1,248
	Mediacom Broadband LLC / Mediacom
	Broadband Corp.	8.500%	10/15/15	1,325	1,375
5	MediaNews Group Inc.	6.875%	10/1/13	745	—
	MetroPCS Wireless Inc.	7.875%	9/1/18	1,220	1,305
	MetroPCS Wireless Inc.	6.625%	11/15/20	2,425	2,410
1	Nielsen Finance LLC / Nielsen Finance Co.	7.750%	10/15/18	450	483
	NII Capital Corp.	7.625%	4/1/21	500	511
3	Quebecor Media Inc.	7.750%	3/15/16	1,410	1,459

	Quebecor Media Inc.	7.750%	3/15/16	1,340	1,387
	Qwest Communications International Inc.	8.000%	10/1/15	880	966
	Qwest Communications International Inc.	7.125%	4/1/18	680	731
	SBA Telecommunications Inc.	8.000%	8/15/16	575	622
	SBA Telecommunications Inc.	8.250%	8/15/19	670	743
1	Sinclair Television Group Inc.	9.250%	11/1/17	1,075	1,199
	Sprint Capital Corp.	6.900%	5/1/19	680	699
	Sprint Nextel Corp.	6.000%	12/1/16	891	891
	Videotron Ltee	9.125%	4/15/18	695	780
	Virgin Media Secured Finance plc	6.500%	1/15/18	700	766
1	Wind Acquisition Finance SA	11.750%	7/15/17	1,925	2,223
	Windstream Corp.	8.125%	8/1/13	435	476
	Windstream Corp.	8.625%	8/1/16	635	673
	Windstream Corp.	7.875%	11/1/17	1,180	1,266
	Windstream Corp.	8.125%	9/1/18	645	685
	Windstream Corp.	7.000%	3/15/19	250	251
	Windstream Corp.	7.750%	10/15/20	1,050	1,074

	Consumer Cyclical (11.8%)
	AMC Entertainment Inc.	8.000%	3/1/14	720	727
	AMC Entertainment Inc.	8.750%	6/1/19	1,245	1,345
[2,4] Burger King Corp. Term Loan B Bank Loan		4.500%	10/19/16	706	705
1	CityCenter Holdings LLC / CityCenter Finance
	Corp.	7.625%	1/15/16	1,124	1,158
	Ford Motor Credit Co. LLC	7.000%	10/1/13	1,845	1,988
	Ford Motor Credit Co. LLC	8.000%	12/15/16	1,180	1,333
	Ford Motor Credit Co. LLC	6.625%	8/15/17	805	857
	Ford Motor Credit Co. LLC	8.125%	1/15/20	955	1,091
	Goodyear Tire & Rubber Co.	10.500%	5/15/16	275	308
	Goodyear Tire & Rubber Co.	8.250%	8/15/20	1,715	1,835
	Hanesbrands Inc.	8.000%	12/15/16	610	657
	Hanesbrands Inc.	6.375%	12/15/20	1,016	988
	Host Hotels & Resorts Inc.	6.000%	11/1/20	1,500	1,474
	Host Hotels & Resorts LP	6.750%	6/1/16	360	374
	Levi Strauss & Co.	7.625%	5/15/20	805	806
	Limited Brands, Inc.	8.500%	6/15/19	140	161
	Limited Brands, Inc.	7.000%	5/1/20	580	615
	Ltd Brands Inc.	6.625%	4/1/21	980	1,000
	Macy's Retail Holdings Inc.	7.450%	7/15/17	735	832
	Macy's Retail Holdings Inc.	7.000%	2/15/28	455	464
	Macy's Retail Holdings Inc.	6.700%	9/15/28	275	267
	Macy's Retail Holdings Inc.	6.900%	4/1/29	635	643
	Macy's Retail Holdings Inc.	6.700%	7/15/34	275	272
	MGM Resorts International	10.375%	5/15/14	980	1,122
	MGM Resorts International	11.125%	11/15/17	515	590
	MGM Resorts International	9.000%	3/15/20	805	885
1	NAI Entertainment Holdings LLC	8.250%	12/15/17	165	177
	Navistar International Corp.	8.250%	11/1/21	1,500	1,657
	Phillips-Van Heusen Corp.	7.375%	5/15/20	695	735
1	QVC Inc.	7.500%	10/1/19	1,954	2,052
	Rite Aid Corp.	9.750%	6/12/16	720	794
	Rite Aid Corp.	8.000%	8/15/20	750	789
	Royal Caribbean Cruises Ltd.	11.875%	7/15/15	750	921
	Service Corp. International/US	7.375%	10/1/14	300	327
	Service Corp. International/US	7.625%	10/1/18	940	1,032

Service Corp. International/US	8.000%	11/15/21	1,725	1,889
Tenneco Inc.	7.750%	8/15/18	230	245
Tenneco Inc.	6.875%	12/15/20	775	796
1 TRW Automotive Inc.	7.000%	3/15/14	1,905	2,072
1 TRW Automotive Inc.	7.250%	3/15/17	1,230	1,338
Wynn Las Vegas LLC / Wynn Las Vegas
Capital Corp.	7.875%	11/1/17	1,000	1,075
Wynn Las Vegas LLC / Wynn Las Vegas
Capital Corp.	7.875%	5/1/20	410	436
Wynn Las Vegas LLC / Wynn Las Vegas
Capital Corp.	7.750%	8/15/20	1,975	2,093

Consumer Noncyclical (13.0%)
American Stores Co.	7.900%	5/1/17	140	135
ARAMARK Corp.	8.500%	2/1/15	2,485	2,578
1 BFF International Ltd.	7.250%	1/28/20	1,525	1,646
Bio-Rad Laboratories Inc.	8.000%	9/15/16	355	394
Biomet Inc.	10.000%	10/15/17	1,830	2,002
Biomet Inc.	11.625%	10/15/17	480	534
CHS/Community Health Systems Inc.	8.875%	7/15/15	3,010	3,175
Constellation Brands Inc.	7.250%	9/1/16	1,780	1,929
Constellation Brands Inc.	7.250%	5/15/17	730	790
DaVita Inc.	6.375%	11/1/18	997	1,002
DaVita Inc.	6.625%	11/1/20	615	623
Elan Finance plc / Elan Finance Corp.	8.875%	12/1/13	1,390	1,439
Elan Finance plc / Elan Finance Corp.	8.750%	10/15/16	665	706
1 Fresenius Medical Care US Finance Inc.	5.750%	2/15/21	650	629
1 Fresenius US Finance II Inc.	9.000%	7/15/15	795	911
HCA Inc.	6.375%	1/15/15	1,390	1,418
HCA Inc.	6.500%	2/15/16	490	499
HCA Inc.	9.250%	11/15/16	3,545	3,811
HCA Inc.	9.875%	2/15/17	1,655	1,845
HCA Inc.	8.500%	4/15/19	665	737
HCA Inc.	7.690%	6/15/25	130	126
1 IMS Health Inc.	12.500%	3/1/18	2,065	2,421
1 LifePoint Hospitals Inc.	6.625%	10/1/20	540	556
1 Mylan Inc.	6.000%	11/15/18	1,950	1,950
Smithfield Foods Inc.	10.000%	7/15/14	820	970
1 STHI Holding Corp.	8.000%	3/15/18	225	233
SUPERVALU Inc.	7.500%	11/15/14	945	950
Tenet Healthcare Corp.	10.000%	5/1/18	762	891
Tenet Healthcare Corp.	8.875%	7/1/19	2,105	2,405
Tyson Foods Inc.	6.850%	4/1/16	2,230	2,489
1 Valeant Pharmaceuticals International	6.500%	7/15/16	735	727
1 Valeant Pharmaceuticals International	6.750%	10/1/17	400	394
1 Valeant Pharmaceuticals International	7.000%	10/1/20	450	435
1 Valeant Pharmaceuticals International	6.750%	8/15/21	921	875
1 Warner Chilcott Co. LLC / Warner Chilcott
Finance LLC	7.750%	9/15/18	2,643	2,775

Energy (6.1%)
Chesapeake Energy Corp.	6.500%	8/15/17	700	757
Denbury Resources Inc.	8.250%	2/15/20	523	583
Denbury Resources Inc.	6.375%	8/15/21	330	338
Encore Acquisition Co.	9.500%	5/1/16	1,055	1,187

1 Expro Finance Luxembourg SCA	8.500%	12/15/16	1,990	1,965
1 Harvest Operations Corp.	6.875%	10/1/17	725	756
Hornbeck Offshore Services Inc.	6.125%	12/1/14	1,055	1,066
Hornbeck Offshore Services Inc.	8.000%	9/1/17	510	527
Newfield Exploration Co.	6.625%	4/15/16	660	679
Newfield Exploration Co.	7.125%	5/15/18	1,590	1,709
1 Offshore Group Investments Ltd.	11.500%	8/1/15	1,423	1,577
Peabody Energy Corp.	7.375%	11/1/16	1,930	2,171
Peabody Energy Corp.	7.875%	11/1/26	1,315	1,479
Pioneer Natural Resources Co.	5.875%	7/15/16	990	1,040
Pioneer Natural Resources Co.	6.650%	3/15/17	1,875	2,020
Pioneer Natural Resources Co.	6.875%	5/1/18	1,235	1,340
Pioneer Natural Resources Co.	7.200%	1/15/28	345	357
Pride International Inc.	6.875%	8/15/20	591	669
Range Resources Corp.	7.500%	10/1/17	550	583
Range Resources Corp.	6.750%	8/1/20	400	426

Other Industrial (0.6%)
Virgin Media Finance plc	9.500%	8/15/16	1,215	1,379
Virgin Media Finance plc	8.375%	10/15/19	440	493

Technology (6.8%)
Brocade Communications Systems Inc.	6.625%	1/15/18	240	254
Brocade Communications Systems Inc.	6.875%	1/15/20	235	253
1 CDW LLC / CDW Finance Corp.	8.000%	12/15/18	1,030	1,092
1 CommScope Inc.	8.250%	1/15/19	1,300	1,355
Equinix Inc.	8.125%	3/1/18	915	993
Fidelity National Information Services Inc.	7.625%	7/15/17	480	522
Fidelity National Information Services Inc.	7.875%	7/15/20	385	425
1 First Data Corp.	7.375%	6/15/19	360	368
1 First Data Corp.	8.250%	1/15/21	1,300	1,295
Freescale Semiconductor Inc.	8.875%	12/15/14	1,130	1,164
1 Freescale Semiconductor Inc.	10.125%	3/15/18	1,570	1,755
1 Freescale Semiconductor Inc.	9.250%	4/15/18	840	920
Iron Mountain Inc.	8.000%	6/15/20	660	700
Iron Mountain Inc.	8.375%	8/15/21	1,325	1,431
Jabil Circuit Inc.	7.750%	7/15/16	310	351
Jabil Circuit Inc.	8.250%	3/15/18	255	289
Jabil Circuit Inc.	5.625%	12/15/20	285	282
1 Seagate HDD Cayman	6.875%	5/1/20	1,730	1,734
Seagate Technology HDD Holdings	6.800%	10/1/16	935	983
1 Seagate Technology International/Cayman
Islands	10.000%	5/1/14	1,276	1,480
1 Sorenson Communications Inc.	10.500%	2/1/15	1,260	932
SunGard Data Systems Inc.	10.250%	8/15/15	980	1,029
1 SunGard Data Systems Inc.	7.375%	11/15/18	1,550	1,581
1 SunGard Data Systems Inc.	7.625%	11/15/20	1,410	1,452
1 Unisys Corp.	12.750%	10/15/14	814	973

Transportation (1.1%)
3 Continental Airlines 2005-ERJ1 Pass Through
Trust	9.798%	4/1/21	765	811
3 Continental Airlines 2007-1 Class B Pass
Through Trust	6.903%	4/19/22	580	580
1 Hertz Corp.	6.750%	4/15/19	760	752

1	Hertz Corp.	7.375%	1/15/21	1,750	1,789
					247,240
Utilities (8.3%)
	Electric (5.9%)
	AES Corp.	7.750%	10/15/15	1,240	1,339
	AES Corp.	8.000%	10/15/17	1,255	1,346
	AES Corp.	8.000%	6/1/20	565	610
1	Calpine Corp.	7.250%	10/15/17	3,119	3,244
1	Calpine Corp.	7.500%	2/15/21	1,450	1,502
	Energy Future Holdings Corp.	5.550%	11/15/14	1,205	795
	Energy Future Holdings Corp.	6.500%	11/15/24	1,490	700
3	Homer City Funding LLC	8.734%	10/1/26	1,360	1,211
1	Intergen NV	9.000%	6/30/17	1,695	1,831
1	Ipalco Enterprises Inc.	7.250%	4/1/16	340	368
3	Midwest Generation LLC	8.560%	1/2/16	265	270
	NRG Energy Inc.	7.375%	2/1/16	1,825	1,891
	NRG Energy Inc.	7.375%	1/15/17	2,900	3,020
[2,4] Texas Competitive Electric Holdings Co., LLC
	Bank Loan	3.746%	10/10/14	105	88
[2,4] Texas Competitive Electric Holdings Co., LLC
	Bank Loan	3.759%	10/10/14	1,077	906
[2,4] Texas Competitive Electric Holdings Co., LLC
	Bank Loan	3.803%	10/10/14	1,518	1,278

	Natural Gas (2.4%)
	El Paso Corp.	7.000%	6/15/17	805	900
	El Paso Corp.	7.250%	6/1/18	1,755	1,972
1	El Paso Corp.	6.500%	9/15/20	1,060	1,142
	Energy Transfer Equity LP	7.500%	10/15/20	1,965	2,142
1	Ferrellgas LP/Ferrellgas Finance Corp.	6.500%	5/1/21	1,176	1,152
1	Kinder Morgan Finance Co. LLC	6.000%	1/15/18	1,036	1,074

					28,781
Total Corporate Bonds (Cost $303,002)					322,917
				Shares
Preferred Stocks (1.1%)
	Citigroup Capital XIII Pfd. (Cost $3,588)	7.875%		140,000	3,836

				Face
				Amount
				($000)
Repurchase Agreement (4.8%)
	Banc of America Securities, LLC
	(Dated 3/31/11, Repurchase Value
	$16,800,000, collateralized by Federal
	National Mortgage Assn. 2.020%, 4/1/36)
	(Cost $16,800)	0.140%	4/1/11	16,800	16,800

Total Investments (99.1%) (Cost $323,390)					343,553
Other Assets and Liabilities-Net (0.9%)					3,061
Net Assets (100%)					346,614

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the aggregate value of these securities was $112,569,000, representing 32.5% of net assets.
2 Adjustable-rate security.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At March 31, 2011, the aggregate value of these securities was $8,528,000, representing 2.5% of net assets.
5 Non-income-producing security--security in default.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of March 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Corporate Bonds	—	322,917	—
Preferred Stocks	3,836	—	—
Temporary Cash Investments	—	16,800	—
Total	3,836	339,717	—

C. At March 31, 2011, the cost of investment securities for tax purposes was $323,390,000. Net unrealized appreciation of investment securities for tax purposes was $20,163,000, consisting of unrealized gains of $22,680,000 on securities that had risen in value since their purchase and $2,517,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Stock Market Index Portfolio

Schedule of Investments
As of March 31, 2011

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Funds (99.9%)
Vanguard Variable Insurance Fund - Equity Index Portfolio	34,453,163	817,574
Vanguard Extended Market Index Fund Investor Shares	4,342,273	194,360
		1,011,934
Total Investment Companies (Cost $1,024,886)		1,011,934
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.208% (Cost $320)	320,000	320

Total Investments (100.0%) (Cost $1,025,206)		1,012,254
Other Assets and Liabilities-Net (0.0%)		450
Net Assets (100%)		1,012,704

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At March 31, 2011, 100% of the portfolio's investments were valued based on Level 1 inputs.

C. At March 31, 2011, the cost of investment securities for tax purposes was $1,025,206,000. Net unrealized depreciation of investment securities for tax purposes was $12,952,000, consisting of unrealized gains of $28,833,000 on securities that had risen in value since their purchase and $41,785,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Balanced Portfolio

Schedule of Investments
As of March 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (66.9%)
Consumer Discretionary (5.6%)
Comcast Corp. Class A	639,375	15,805
News Corp. Class A	717,100	12,592
Staples Inc.	480,400	9,330
Time Warner Inc.	226,266	8,078
Johnson Controls Inc.	178,100	7,404
Lowe's Cos. Inc.	218,800	5,783
Target Corp.	113,200	5,661
Home Depot Inc.	149,200	5,529
Honda Motor Co. Ltd. ADR	145,000	5,439
* Ford Motor Co.	344,150	5,131
Omnicom Group Inc.	41,700	2,046
		82,798
Consumer Staples (4.5%)
Philip Morris International Inc.	211,900	13,907
PepsiCo Inc.	212,900	13,713
Procter & Gamble Co.	175,567	10,815
CVS Caremark Corp.	197,000	6,761
Unilever NV	210,100	6,588
Coca-Cola Co.	92,100	6,111
Nestle SA ADR	88,250	5,071
Colgate-Palmolive Co.	36,900	2,980
		65,946
Energy (9.9%)
Exxon Mobil Corp.	455,925	38,357
Chevron Corp.	296,200	31,821
Anadarko Petroleum Corp.	196,700	16,114
Baker Hughes Inc.	162,500	11,932
Total SA ADR	175,112	10,677
Occidental Petroleum Corp.	74,200	7,753
Encana Corp.	188,972	6,525
BG Group plc	249,873	6,203
Cenovus Energy Inc.	154,172	6,071
BP plc ADR	98,400	4,343
Petroleo Brasileiro SA ADR	90,300	3,651
Schlumberger Ltd.	22,600	2,108
		145,555
Financials (12.2%)
Wells Fargo & Co.	883,200	27,997
JPMorgan Chase & Co.	501,048	23,098
MetLife Inc.	349,700	15,642
ACE Ltd.	194,200	12,565
Bank of America Corp.	917,100	12,225
PNC Financial Services Group Inc.	184,100	11,596
* UBS AG	525,471	9,485
Standard Chartered plc	299,620	7,772
US Bancorp	267,500	7,070

Chubb Corp.	115,000	7,051
Barclays plc	1,542,962	6,928
BlackRock Inc.	30,900	6,211
Goldman Sachs Group Inc.	35,200	5,578
Hartford Financial Services Group Inc.	164,900	4,441
Prudential Financial Inc.	70,200	4,323
HSBC Holdings plc ADR	79,100	4,097
Morgan Stanley	135,800	3,710
Mitsubishi UFJ Financial Group Inc.	789,700	3,639
Marsh & McLennan Cos. Inc.	113,000	3,369
State Street Corp.	69,800	3,137
		179,934
Health Care (9.5%)
Pfizer Inc.	1,310,823	26,623
Merck & Co. Inc.	523,789	17,290
Eli Lilly & Co.	453,400	15,946
Johnson & Johnson	236,300	14,001
Medtronic Inc.	331,300	13,037
AstraZeneca plc ADR	238,000	10,976
Cardinal Health Inc.	234,500	9,645
Teva Pharmaceutical Industries Ltd. ADR	161,300	8,092
Bristol-Myers Squibb Co.	278,700	7,366
UnitedHealth Group Inc.	151,500	6,848
* Celgene Corp.	90,700	5,218
* Gilead Sciences Inc.	104,900	4,452
		139,494
Industrials (8.0%)
General Electric Co.	730,900	14,654
Deere & Co.	116,500	11,288
United Parcel Service Inc. Class B	150,700	11,200
Siemens AG	81,592	11,161
FedEx Corp.	100,500	9,402
Waste Management Inc.	249,500	9,316
Northrop Grumman Corp.	129,500	8,121
General Dynamics Corp.	101,100	7,740
Canadian National Railway Co.	98,400	7,407
Honeywell International Inc.	114,000	6,807
Schneider Electric SA	35,934	6,137
Illinois Tool Works Inc.	110,100	5,915
Raytheon Co.	105,400	5,362
Lockheed Martin Corp.	40,500	3,256
* Huntinton Ingalls Industries	21,583	896
		118,662
Information Technology (9.2%)
International Business Machines Corp.	180,000	29,353
Microsoft Corp.	593,500	15,051
Accenture plc Class A	241,500	13,275
QUALCOMM Inc.	201,700	11,059
Texas Instruments Inc.	306,600	10,596
Automatic Data Processing Inc.	185,200	9,503
Cisco Systems Inc.	549,100	9,417
* eBay Inc.	264,000	8,194
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	639,586	7,790
Oracle Corp.	232,700	7,765
Hewlett-Packard Co.	188,500	7,723
* SAP AG ADR	54,100	3,320

	Corning Inc.			125,500	2,589
					135,635
Materials (3.1%)
	BASF SE			127,275	10,986
	Rio Tinto plc			122,396	8,653
	Air Products & Chemicals Inc.			87,700	7,909
	Dow Chemical Co.			179,700	6,784
	Syngenta AG ADR			97,200	6,334
	CRH plc ADR			141,300	3,281
	Kinross Gold Corp.			127,800	2,013
					45,960
Telecommunication Services (2.4%)
	AT&T Inc.			1,157,822	35,429

Utilities (2.5%)
	Dominion Resources Inc.			263,700	11,788
	NextEra Energy Inc.			193,600	10,671
	Exelon Corp.			199,400	8,223
	PG&E Corp.			144,000	6,362
					37,044
Total Common Stocks (Cost $731,910)					986,457
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (2.4%)
U.S. Government Securities (0.2%)
	United States Treasury Note/Bond	0.875%	4/30/11	1,400	1,401
	United States Treasury Note/Bond	3.500%	5/15/20	1,400	1,417
					2,818
Agency Bonds and Notes (0.2%)
1	General Electric Capital Corp.	2.000%	9/28/12	2,450	2,497
	Residual Funding Corp. Principal Strip	0.000%	7/15/20	1,000	699
					3,196
Conventional Mortgage-Backed Securities (2.0%)
[2,3] Fannie Mae Pool		3.500%	11/1/25–2/1/26	9,434	9,474
[2,3] Freddie Mac Gold Pool		4.000%	4/1/41	20,000	19,631
2	Ginnie Mae I Pool	7.000%	11/15/31–11/15/33	325	377
2	Ginnie Mae I Pool	8.000%	9/15/30–9/15/30	83	86
					29,568
Total U.S. Government and Agency Obligations (Cost $35,338)					35,582
Asset-Backed/Commercial Mortgage-Backed Securities (0.8%)
2	Ally Auto Receivables Trust	1.350%	12/15/15	315	309
2	Ally Master Owner Trust	2.150%	1/15/16	1,351	1,346
[2,4] Avis Budget Rental Car Funding AESOP LLC		2.090%	4/20/15	1,375	1,364
2	CarMax Auto Owner Trust	2.290%	9/15/16	370	371
[2,4] CitiFinancial Auto Issuance Trust		2.590%	10/15/13	1,055	1,071
2	CNH Equipment Trust	5.170%	10/15/14	465	484
2	Credit Suisse First Boston Mortgage
	Securities Corp.	4.597%	3/15/35	766	794
2	Credit Suisse First Boston Mortgage
	Securities Corp.	5.183%	11/15/36	125	130
[2,5] Ford Credit Floorplan Master Owner Trust		2.120%	2/15/16	520	523
[2,4] Ford Credit Floorplan Master Owner Trust		4.200%	2/15/17	520	551
2	GE Capital Commercial Mortgage Corp.	5.145%	7/10/37	375	397

2	GE Capital Credit Card Master Note Trust	3.800%	11/15/17	870	914
2	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.994%	7/12/35	975	1,017
[2,4] Marriott Vacation Club Owner Trust		5.362%	10/20/28	138	142
2	Morgan Stanley Dean Witter Capital I	5.080%	9/15/37	564	587
[2,4] Santander Drive Auto Receivables Trust		1.010%	7/15/13	865	866
[2,4] Santander Drive Auto Receivables Trust		1.370%	8/15/13	949	953
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $11,848)					11,819
Corporate Bonds (22.9%)
Finance (10.3%)
	Banking (7.5%)
	American Express Bank FSB	5.550%	10/17/12	1,500	1,588
	American Express Credit Corp.	5.875%	5/2/13	1,300	1,403
	American Express Credit Corp.	2.750%	9/15/15	100	98
4	American Express Travel Related Services
	Co. Inc.	5.250%	11/21/11	1,000	1,022
4	ANZ National Int'l Ltd./London	2.375%	12/21/12	435	440
4	ANZ National International Ltd.	6.200%	7/19/13	600	658
	BAC Capital Trust VI	5.625%	3/8/35	2,845	2,447
	Bank of America Corp.	5.750%	12/1/17	500	527
	Bank of America NA	5.300%	3/15/17	2,000	2,055
	Bank of New York Mellon Corp.	4.950%	11/1/12	1,000	1,061
	Bank of New York Mellon Corp.	4.950%	3/15/15	1,345	1,446
	Bank of Nova Scotia	3.400%	1/22/15	2,100	2,166
	Barclays Bank plc	2.375%	1/13/14	2,100	2,112
[2,4] Barclays Bank plc		5.926%	12/15/49	1,000	923
	BB&T Corp.	4.900%	6/30/17	1,000	1,048
	Bear Stearns Cos. LLC	6.400%	10/2/17	235	262
	Bear Stearns Cos. LLC	7.250%	2/1/18	425	495
	BNY Mellon NA	4.750%	12/15/14	250	271
	Canadian Imperial Bank of Commerce	2.350%	12/11/15	1,400	1,353
	Capital One Bank USA NA	6.500%	6/13/13	650	710
	Citigroup Inc.	5.300%	10/17/12	1,500	1,582
	Citigroup Inc.	4.587%	12/15/15	570	587
	Citigroup Inc.	6.125%	11/21/17	2,320	2,525
	Citigroup Inc.	5.375%	8/9/20	300	308
	Citigroup Inc.	6.625%	6/15/32	2,000	2,032
	Citigroup Inc.	6.125%	8/25/36	1,000	947
	Citigroup Inc.	8.125%	7/15/39	180	226
4	Commonwealth Bank of Australia	3.750%	10/15/14	575	595
4	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA/Netherlands	3.200%	3/11/15	1,300	1,323
4	Credit Agricole SA/London	3.500%	4/13/15	1,255	1,245
	Credit Suisse	5.000%	5/15/13	2,250	2,396
	Credit Suisse	2.200%	1/14/14	1,220	1,223
	Credit Suisse AG	5.400%	1/14/20	1,050	1,058
	Credit Suisse USA Inc.	6.500%	1/15/12	1,000	1,045
	Deutsche Bank AG	5.375%	10/12/12	825	875
	Deutsche Bank Financial LLC	5.375%	3/2/15	1,963	2,070
	Goldman Sachs Group Inc.	6.000%	5/1/14	750	821
	Goldman Sachs Group Inc.	5.350%	1/15/16	2,500	2,668
	Goldman Sachs Group Inc.	5.625%	1/15/17	1,000	1,050
	Goldman Sachs Group Inc.	5.950%	1/18/18	1,325	1,416
	Goldman Sachs Group Inc.	6.450%	5/1/36	2,000	1,938
	Goldman Sachs Group Inc.	6.750%	10/1/37	1,360	1,372
	Goldman Sachs Group Inc.	6.250%	2/1/41	470	467
4	HBOS plc	6.000%	11/1/33	2,395	1,803

4 HSBC Bank plc	2.000%	1/19/14	700	696
4 HSBC Bank plc	3.500%	6/28/15	500	506
4 HSBC Bank plc	4.750%	1/19/21	1,700	1,684
HSBC Bank USA NA	4.625%	4/1/14	1,290	1,368
HSBC Holdings plc	6.500%	5/2/36	1,000	1,018
4 ING Bank NV	2.650%	1/14/13	1,000	1,006
4 ING Bank NV	2.000%	10/18/13	1,000	995
JPMorgan Chase & Co.	4.650%	6/1/14	2,000	2,133
JPMorgan Chase & Co.	5.125%	9/15/14	1,000	1,069
JPMorgan Chase & Co.	3.700%	1/20/15	1,200	1,229
JPMorgan Chase & Co.	6.000%	1/15/18	1,500	1,643
JPMorgan Chase & Co.	6.300%	4/23/19	265	292
JPMorgan Chase & Co.	4.950%	3/25/20	1,000	1,011
2 JPMorgan Chase & Co.	7.900%	12/29/49	983	1,076
Merrill Lynch & Co. Inc.	6.050%	5/16/16	2,000	2,106
Merrill Lynch & Co. Inc.	6.875%	4/25/18	1,250	1,390
Merrill Lynch & Co. Inc.	6.220%	9/15/26	1,000	992
Morgan Stanley	6.750%	10/15/13	1,000	1,102
Morgan Stanley	6.000%	5/13/14	1,000	1,085
Morgan Stanley	6.000%	4/28/15	1,000	1,084
Morgan Stanley	5.450%	1/9/17	1,000	1,048
Morgan Stanley	5.750%	1/25/21	1,140	1,139
Morgan Stanley	6.250%	8/9/26	3,000	3,165
National City Corp.	6.875%	5/15/19	1,000	1,137
4 Nordea Bank AB	2.125%	1/14/14	1,010	1,002
4 Nordea Bank AB	3.700%	11/13/14	570	590
Northern Trust Corp.	5.200%	11/9/12	1,025	1,093
Northern Trust Corp.	3.450%	11/4/20	255	242
4 Oversea-Chinese Banking Corp. Ltd.	7.750%	9/6/11	600	616
Paribas	6.950%	7/22/13	2,000	2,176
PNC Bank NA	4.875%	9/21/17	1,500	1,569
2 PNC Financial Services Group Inc.	8.250%	5/31/49	1,300	1,391
4 Standard Chartered plc	3.850%	4/27/15	380	386
State Street Corp.	5.375%	4/30/17	2,775	3,014
4 Svenska Handelsbanken AB	4.875%	6/10/14	1,400	1,492
UBS AG	3.875%	1/15/15	1,000	1,027
UBS AG	5.875%	7/15/16	1,500	1,605
US Bancorp	2.875%	11/20/14	800	818
US Bank NA	6.300%	2/4/14	1,000	1,111
Wachovia Bank NA	6.600%	1/15/38	2,000	2,247
Wachovia Corp.	5.250%	8/1/14	1,160	1,244
Wachovia Corp.	7.500%	4/15/35	1,000	1,172
Wells Fargo & Co.	5.125%	9/1/12	1,000	1,051
Wells Fargo & Co.	5.250%	10/23/12	1,000	1,061
Wells Fargo & Co.	3.625%	4/15/15	925	953
Wells Fargo & Co.	5.625%	12/11/17	820	891

Brokerage (0.1%)
Ameriprise Financial Inc.	5.300%	3/15/20	305	322
Charles Schwab Corp.	4.950%	6/1/14	380	414

Finance Companies (0.5%)
General Electric Capital Corp.	5.450%	1/15/13	790	844
General Electric Capital Corp.	4.625%	1/7/21	2,500	2,462
General Electric Capital Corp.	5.300%	2/11/21	795	806
General Electric Capital Corp.	6.750%	3/15/32	1,000	1,092
General Electric Capital Corp.	6.150%	8/7/37	1,545	1,570

	HSBC Finance Corp.	6.375%	10/15/11	1,000	1,031

	Insurance (1.7%)
	ACE INA Holdings Inc.	2.600%	11/23/15	600	584
	ACE INA Holdings Inc.	5.800%	3/15/18	1,295	1,417
	Aetna Inc.	6.500%	9/15/18	335	383
	Allstate Corp.	5.000%	8/15/14	1,000	1,088
	Allstate Corp.	6.750%	5/15/18	1,000	1,147
2	Allstate Corp.	6.125%	5/15/37	1,000	1,010
	Berkshire Hathaway Finance Corp.	4.625%	10/15/13	2,000	2,157
	Genworth Global Funding Trusts	5.750%	5/15/13	1,000	1,062
	Hartford Financial Services Group Inc.	6.000%	1/15/19	1,500	1,574
[2,4] Massachusetts Mutual Life Insurance Co.		7.625%	11/15/23	2,000	2,363
4	Metropolitan Life Global Funding I	5.125%	11/9/11	1,000	1,027
4	Metropolitan Life Global Funding I	5.125%	6/10/14	2,000	2,166
4	New York Life Insurance Co.	5.875%	5/15/33	2,100	2,152
	Prudential Financial Inc.	5.150%	1/15/13	875	923
	Prudential Financial Inc.	4.750%	4/1/14	2,300	2,444
4	TIAA Global Markets Inc.	5.125%	10/10/12	1,380	1,461
	UnitedHealth Group Inc.	6.000%	6/15/17	500	559
	UnitedHealth Group Inc.	6.000%	2/15/18	700	780
	UnitedHealth Group Inc.	3.875%	10/15/20	601	569

	Other Finance (0.1%)
	NYSE Euronext	4.800%	6/28/13	1,570	1,672

	Real Estate Investment Trusts (0.4%)
	Duke Realty LP	5.950%	2/15/17	75	81
	Duke Realty LP	6.500%	1/15/18	300	329
	HCP Inc.	3.750%	2/1/16	210	211
	Simon Property Group LP	5.100%	6/15/15	1,000	1,085
	Simon Property Group LP	6.100%	5/1/16	1,800	2,014
4	WCI Finance LLC / WEA Finance LLC	5.700%	10/1/16	1,000	1,084
4	WEA Finance LLC	7.125%	4/15/18	1,000	1,155
					151,420
Industrial (10.0%)
	Basic Industry (0.4%)
	Agrium Inc.	6.125%	1/15/41	210	217
	ArcelorMittal	6.750%	3/1/41	676	658
	BHP Billiton Finance USA Ltd.	4.800%	4/15/13	1,000	1,071
	EI du Pont de Nemours & Co.	4.750%	11/15/12	440	466
	EI du Pont de Nemours & Co.	2.750%	4/1/16	1,400	1,386
[2,4] Pacific Beacon LLC		5.379%	7/15/26	335	342
	Rio Tinto Finance USA Ltd.	6.500%	7/15/18	1,500	1,723

	Capital Goods (0.9%)
	Caterpillar Financial Services Corp.	2.000%	4/5/13	260	264
	Caterpillar Financial Services Corp.	6.200%	9/30/13	1,000	1,113
	General Dynamics Corp.	4.250%	5/15/13	2,000	2,133
	General Electric Co.	5.250%	12/6/17	1,735	1,885
	John Deere Capital Corp.	5.350%	1/17/12	2,000	2,075
	John Deere Capital Corp.	5.100%	1/15/13	1,000	1,069
	Raytheon Co.	1.625%	10/15/15	880	839
4	Siemens Financieringsmaatschappij NV	5.750%	10/17/16	2,225	2,496
	United Technologies Corp.	4.875%	5/1/15	325	358
	United Technologies Corp.	7.500%	9/15/29	770	992

United Technologies Corp.	6.050%	6/1/36	675	745

Communication (1.9%)
AT&T Inc.	5.875%	2/1/12	1,000	1,043
AT&T Inc.	4.950%	1/15/13	1,250	1,331
AT&T Inc.	5.100%	9/15/14	500	547
AT&T Inc.	5.600%	5/15/18	1,000	1,095
AT&T Inc.	6.450%	6/15/34	1,595	1,657
AT&T Inc.	6.800%	5/15/36	500	535
BellSouth Corp.	6.550%	6/15/34	2,975	3,101
BellSouth Telecommunications Inc.	7.000%	12/1/95	1,000	1,012
CBS Corp.	4.300%	2/15/21	675	636
Comcast Corp.	5.700%	5/15/18	500	545
DIRECTV Holdings LLC	3.500%	3/1/16	800	799
DIRECTV Holdings LLC	5.200%	3/15/20	500	514
DIRECTV Holdings LLC	6.375%	3/1/41	635	635
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.125%	2/15/16	210	207
Discovery Communications LLC	5.625%	8/15/19	80	86
Discovery Communications LLC	5.050%	6/1/20	420	436
France Telecom SA	4.375%	7/8/14	765	821
Grupo Televisa SA	6.625%	1/15/40	630	678
4 NBCUniversal Media LLC	4.375%	4/1/21	600	578
News America Inc.	5.650%	8/15/20	370	403
4 News America Inc.	6.150%	2/15/41	800	792
Telefonica Emisiones SAU	3.992%	2/16/16	910	912
Time Warner Cable Inc.	5.850%	5/1/17	830	906
Time Warner Cable Inc.	6.750%	6/15/39	750	780
Verizon Communications Inc.	5.500%	2/15/18	1,225	1,334
Verizon Communications Inc.	5.850%	9/15/35	475	468
Verizon Communications Inc.	6.900%	4/15/38	290	321
Verizon Global Funding Corp.	6.875%	6/15/12	2,000	2,136
Verizon Global Funding Corp.	7.750%	12/1/30	1,590	1,920
Vodafone Group plc	5.000%	12/16/13	1,000	1,085
Vodafone Group plc	2.875%	3/16/16	1,100	1,089

Consumer Cyclical (1.3%)
4 American Honda Finance Corp.	4.625%	4/2/13	1,000	1,058
CVS Caremark Corp.	4.875%	9/15/14	1,000	1,082
CVS Caremark Corp.	5.750%	6/1/17	585	643
Daimler Finance North America LLC	6.500%	11/15/13	1,145	1,274
Daimler Finance North America LLC	8.500%	1/18/31	1,000	1,340
Home Depot Inc.	3.950%	9/15/20	500	485
Lowe's Cos. Inc.	6.875%	2/15/28	710	838
Lowe's Cos. Inc.	6.500%	3/15/29	1,000	1,119
Staples Inc.	9.750%	1/15/14	675	810
Target Corp.	5.875%	3/1/12	2,000	2,099
Target Corp.	5.125%	1/15/13	480	514
Time Warner Inc.	4.875%	3/15/20	500	508
Time Warner Inc.	6.500%	11/15/36	520	528
Toyota Motor Credit Corp.	2.800%	1/11/16	1,105	1,100
Wal-Mart Stores Inc.	3.250%	10/25/20	742	692
Walt Disney Co.	4.700%	12/1/12	1,450	1,538
Walt Disney Co.	5.625%	9/15/16	1,000	1,138
Western Union Co.	5.930%	10/1/16	2,000	2,212

Consumer Noncyclical (3.3%)
Abbott Laboratories	4.350%	3/15/14	1,000	1,070
Altria Group Inc.	4.125%	9/11/15	500	519
Amgen Inc.	4.500%	3/15/20	165	168
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	200	214
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	2,000	1,984
AstraZeneca plc	6.450%	9/15/37	615	695
Baxter International Inc.	5.900%	9/1/16	502	576
4 Cargill Inc.	5.200%	1/22/13	1,350	1,441
4 Cargill Inc.	4.375%	6/1/13	600	636
4 Cargill Inc.	6.875%	5/1/28	645	748
4 Cargill Inc.	6.125%	4/19/34	1,270	1,363
Coca-Cola Co.	5.350%	11/15/17	1,500	1,691
Coca-Cola Enterprises Inc.	3.500%	9/15/20	500	470
Coca-Cola HBC Finance BV	5.125%	9/17/13	1,000	1,066
Coca-Cola HBC Finance BV	5.500%	9/17/15	700	758
Coca-Cola Refreshments USA Inc.	6.125%	8/15/11	1,000	1,021
Colgate-Palmolive Co.	7.600%	5/19/25	480	609
Diageo Capital plc	5.200%	1/30/13	1,220	1,306
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	246	243
Eli Lilly & Co.	6.000%	3/15/12	1,000	1,052
Express Scripts Inc.	6.250%	6/15/14	375	416
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	1,250	1,343
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	2,000	2,026
Hershey Co.	4.850%	8/15/15	380	410
Johnson & Johnson	5.150%	7/15/18	500	558
Kellogg Co.	4.000%	12/15/20	1,400	1,367
Kimberly-Clark Corp.	5.000%	8/15/13	1,000	1,085
Kimberly-Clark Corp.	4.875%	8/15/15	1,000	1,093
Kraft Foods Inc.	5.375%	2/10/20	1,000	1,053
McKesson Corp.	3.250%	3/1/16	175	176
Medtronic Inc.	4.750%	9/15/15	1,000	1,089
Merck & Co. Inc.	5.125%	11/15/11	1,000	1,030
Merck & Co. Inc.	5.300%	12/1/13	1,000	1,101
PepsiCo Inc.	3.100%	1/15/15	1,200	1,240
PepsiCo Inc.	3.125%	11/1/20	1,300	1,196
PepsiCo Inc.	7.000%	3/1/29	500	619
Pfizer Inc.	6.200%	3/15/19	1,400	1,605
Philip Morris International Inc.	4.500%	3/26/20	250	256
2 Procter & Gamble - Esop	9.360%	1/1/21	1,615	2,059
4 Roche Holdings Inc.	6.000%	3/1/19	750	849
4 SABMiller plc	6.500%	7/1/16	1,500	1,711
Sanofi-Aventis SA	4.000%	3/29/21	1,130	1,110
St. Jude Medical Inc.	2.500%	1/15/16	666	654
4 Tesco plc	5.500%	11/15/17	1,500	1,664
Thermo Fisher Scientific Inc.	2.050%	2/21/14	217	219
Thermo Fisher Scientific Inc.	3.250%	11/20/14	235	244
Thermo Fisher Scientific Inc.	3.200%	5/1/15	265	270
Thermo Fisher Scientific Inc.	3.200%	3/1/16	260	263
Unilever Capital Corp.	4.250%	2/10/21	3,555	3,598

Energy (0.6%)
Apache Finance Canada Corp.	7.750%	12/15/29	400	495
BP Capital Markets plc	3.125%	10/1/15	400	402
BP Capital Markets plc	3.200%	3/11/16	900	894
BP Capital Markets plc	4.750%	3/10/19	645	668
BP Capital Markets plc	4.500%	10/1/20	400	396

ConocoPhillips	5.200%	5/15/18	1,500	1,642
EOG Resources Inc.	5.625%	6/1/19	425	467
4 Motiva Enterprises LLC	5.750%	1/15/20	125	136
Occidental Petroleum Corp.	4.100%	2/1/21	1,020	1,008
Shell International Finance BV	3.250%	9/22/15	1,100	1,131
Shell International Finance BV	4.375%	3/25/20	1,000	1,030
Suncor Energy Inc.	5.950%	12/1/34	500	503

Other Industrial (0.2%)
4 Hutchison Whampoa International 03/13 Ltd.	6.500%	2/13/13	2,000	2,167
Snap-On Inc.	6.250%	8/15/11	1,400	1,427

Technology (0.7%)
Cisco Systems Inc.	4.450%	1/15/20	1,000	1,022
Dell Inc.	5.875%	6/15/19	910	999
Hewlett-Packard Co.	5.500%	3/1/18	865	961
Hewlett-Packard Co.	3.750%	12/1/20	1,000	958
IBM International Group Capital LLC	5.050%	10/22/12	1,000	1,063
International Business Machines Corp.	2.000%	1/5/16	825	800
International Business Machines Corp.	5.875%	11/29/32	2,000	2,194
Microsoft Corp.	4.500%	10/1/40	795	708
Oracle Corp.	4.950%	4/15/13	750	806
Oracle Corp.	6.125%	7/8/39	350	375

Transportation (0.7%)
2 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	4/19/22	907	934
4 ERAC USA Finance LLC	2.250%	1/10/14	195	194
4 ERAC USA Finance LLC	5.900%	11/15/15	500	550
4 ERAC USA Finance LLC	7.000%	10/15/37	1,000	1,079
2 Federal Express Corp. 1998 Pass Through
Trust	6.720%	1/15/22	1,258	1,414
Norfolk Southern Corp.	7.700%	5/15/17	1,500	1,831
Southwest Airlines Co.	5.750%	12/15/16	1,500	1,617
2 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	8/1/22	485	531
United Parcel Service Inc.	4.500%	1/15/13	1,098	1,167
United Parcel Service Inc.	4.875%	11/15/40	460	430
				147,145
Utilities (2.6%)
Electric (2.2%)
Alabama Power Co.	4.850%	12/15/12	1,325	1,408
Alabama Power Co.	5.550%	2/1/17	585	647
Ameren Illinois Co.	6.125%	12/15/28	1,000	958
Carolina Power & Light Co.	6.300%	4/1/38	365	412
Commonwealth Edison Co.	5.950%	8/15/16	770	872
Connecticut Light & Power Co.	5.650%	5/1/18	465	516
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	700	784
Consolidated Edison Co. of New York Inc.	5.300%	12/1/16	890	994
Dominion Resources Inc.	5.200%	8/15/19	750	796
Duke Energy Carolinas LLC	5.250%	1/15/18	275	302
Duke Energy Carolinas LLC	5.100%	4/15/18	590	645
4 EDP Finance BV	5.375%	11/2/12	1,220	1,251
4 Enel Finance International NV	6.800%	9/15/37	1,285	1,284
Florida Power & Light Co.	5.550%	11/1/17	200	226
Florida Power & Light Co.	5.650%	2/1/35	1,000	1,037
Florida Power & Light Co.	4.950%	6/1/35	1,000	943

Florida Power & Light Co.	5.950%	2/1/38	785	851
Florida Power Corp.	6.350%	9/15/37	200	224
Georgia Power Co.	5.400%	6/1/18	1,165	1,278
Midamerican Energy Holdings Co.	6.125%	4/1/36	1,000	1,060
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	1,500	1,646
Northern States Power Co.	6.250%	6/1/36	2,000	2,264
NSTAR	4.500%	11/15/19	90	92
PacifiCorp	6.250%	10/15/37	2,000	2,221
Peco Energy Co.	5.350%	3/1/18	565	619
Potomac Electric Power Co.	6.500%	11/15/37	750	864
PPL Energy Supply LLC	6.200%	5/15/16	453	497
Public Service Electric & Gas Co.	5.300%	5/1/18	1,900	2,085
San Diego Gas & Electric Co.	6.000%	6/1/26	600	678
South Carolina Electric & Gas Co.	6.050%	1/15/38	1,000	1,079
Southern California Edison Co.	6.000%	1/15/34	1,000	1,074
Southern California Edison Co.	5.550%	1/15/37	2,250	2,288
Wisconsin Electric Power Co.	4.500%	5/15/13	615	652
Wisconsin Electric Power Co.	5.700%	12/1/36	690	717

Natural Gas (0.3%)
AGL Capital Corp.	6.375%	7/15/16	775	871
4 DCP Midstream LLC	6.450%	11/3/36	935	950
National Grid plc	6.300%	8/1/16	1,000	1,134
TransCanada PipeLines Ltd.	3.800%	10/1/20	1,220	1,171

Other Utility (0.1%)
UGI Utilities Inc.	5.753%	9/30/16	1,170	1,293

				38,683
Total Corporate Bonds (Cost $321,282)				337,248
Sovereign Bonds (U.S. Dollar-Denominated) (1.2%)
4 Abu Dhabi National Energy Co.	5.875%	10/27/16	595	624
4 CDP Financial Inc.	4.400%	11/25/19	1,000	999
4 EDF SA	4.600%	1/27/20	1,200	1,216
Inter-American Development Bank	4.375%	9/20/12	1,000	1,052
International Bank for Reconstruction &
Development	4.750%	2/15/35	2,000	2,007
Japan Finance Organization for Municipalities	4.625%	4/21/15	1,000	1,079
Kreditanstalt fuer Wiederaufbau	1.250%	10/26/15	2,000	1,904
Oesterreichische Kontrollbank AG	4.500%	3/9/15	2,000	2,177
Province of British Columbia Canada	4.300%	5/30/13	1,000	1,063
Province of Ontario Canada	1.375%	1/27/14	2,000	1,983
Province of Ontario Canada	4.500%	2/3/15	2,000	2,175
Province of Quebec Canada	5.125%	11/14/16	1,000	1,108
4 Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	405	435
Total Sovereign Bonds (Cost $17,131)				17,822
Taxable Municipal Bonds (1.5%)
Atlanta GA Downtown Development Authority
Revenue	6.875%	2/1/21	515	598
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	1,000	1,007
California GO	5.700%	11/1/21	265	267
California GO	7.600%	11/1/40	545	597
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	215	213

Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	530	521
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	225	216
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	750	773
Illinois GO	5.365%	3/1/17	20	20
Illinois GO	5.665%	3/1/18	595	596
Illinois GO	5.877%	3/1/19	315	315
6 Kansas Development Finance Authority
Revenue (Public Employees Retirement
System)	5.501%	5/1/34	2,000	1,910
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	355	346
Los Angeles CA Unified School District GO	5.750%	7/1/34	1,400	1,322
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	545	567
Massachusetts Development Finance Agency
Revenue (Harvard University)	6.300%	10/1/37	2,000	2,185
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	1,000	1,022
Metropolitan New York Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	325	368
Metropolitan New York Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	165	161
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	410	459
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	500	541
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	1,555	1,544
[2,4] Ohana Military Communities LLC	5.558%	10/1/36	400	347
[2,4] Ohana Military Communities LLC	5.780%	10/1/36	545	497
Oregon Department Transportation Highway
Usertax Revenue	5.834%	11/15/34	655	655
Oregon GO	5.902%	8/1/38	490	482
6 Oregon School Boards Association GO	5.528%	6/30/28	2,000	1,923
Port Authority of New York & New Jersey
Revenue	5.859%	12/1/24	325	335
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	265	271
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	305	317
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	300	321
University of California Regents Medical
Center Revenue	6.583%	5/15/49	595	590
University of California Revenue	5.770%	5/15/43	1,010	976
Total Taxable Municipal Bonds (Cost $22,369)				22,262
Temporary Cash Investment (5.4%)
Repurchase Agreement (5.4%)
Credit Suisse Securities (USA), LLC
(Dated 3/31/11, Repurchased Value
$78,700,000 collateralized by U.S. Treasury
2.250%, 1/31/15) (Cost $78,700)	0.120%	4/1/11	78,700	78,700

Total Investments (101.1%) (Cost $1,218,578)				1,489,890
Other Assets and Liabilities-Net (-1.1%)[7]				(15,999)
Net Assets (100%)				1,473,891

* Non-income-producing security.
1 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the aggregate value of these securities was $58,744,000, representing 4.0% of net assets.
5 Adjustable-rate security.
6 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
7 Cash of $154,000, has been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GO—General Obligation Bond.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At March 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
5-Year U.S. Treasury Note	June 2011	(85)	(9,927)	(2)
10-Year U.S. Treasury Note	June 2011	(96)	(11,427)	(15)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. Swap Contracts: The portfolio may invest in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio has sold credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional principal amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk for all types of swaps is that a counterparty will default on its obligation to pay net amounts due to the portfolio. The portfolio's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the portfolio and the counterparty and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

At March 31, 2011, the portfolio had the following open credit default swap contracts:

Credit Default Swaps
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating
CDX IG Corp2 /Baa1	12/20/15	UBSAG	6,000	(37)	1	12
CDX IG Corp2 /Baa1	12/20/15	UBSAG	6,000	(38)	1	11
CDX IG Corp2 /Baa1	12/20/15	UBSAG	5,000	(24)	1	15
						38
1	UBSAG—UBS AG.
[2]	CDX North American Investment Grade Index

E. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of March 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	924,978	61,479	—
U.S. Government and Agency Obligations	—	35,582	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	11,819	—
Corporate Bonds	—	337,248	—
Sovereign Bonds	—	17,822	—
Taxable Municipal Bonds	—	22,262	—
Futures Contracts—Assets[1]	9	—	—
Futures Contracts—Liabilities[1]	(3)	—	—
Swap Contracts—Assets	—	38	—
Temporary Cash Investments	—	78,700	—
Total	924,984	564,950	—
1 Represents variation margin on the last day of the
reporting period.

F. At March 31, 2011, the cost of investment securities for tax purposes was $1,218,578,000. Net unrealized appreciation of investment securities for tax purposes was $271,312,000, consisting of unrealized gains of $292,646,000 on securities that had risen in value since their purchase and $21,334,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Capital Growth Portfolio

Schedule of Investments
As of March 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (97.0%)
Consumer Discretionary (10.9%)
* DIRECTV Class A	252,961	11,839
Whirlpool Corp.	70,900	6,052
* Amazon.com Inc.	30,400	5,476
Sony Corp. ADR	115,400	3,673
Walt Disney Co.	62,700	2,702
Kohl's Corp.	47,400	2,514
Target Corp.	42,900	2,145
TJX Cos. Inc.	41,150	2,046
* Bed Bath & Beyond Inc.	41,200	1,989
Mattel Inc.	49,600	1,237
Lowe's Cos. Inc.	30,200	798
Carnival Corp.	10,500	403
* Eastman Kodak Co.	110,900	358
		41,232
Consumer Staples (0.9%)
Costco Wholesale Corp.	40,650	2,981
Procter & Gamble Co.	5,100	314
		3,295
Energy (9.0%)
Noble Energy Inc.	75,900	7,336
Schlumberger Ltd.	59,800	5,577
EOG Resources Inc.	44,600	5,285
Peabody Energy Corp.	68,500	4,929
Hess Corp.	44,050	3,753
* Plains Exploration & Production Co.	49,620	1,798
Cenovus Energy Inc.	29,600	1,166
Encana Corp.	29,600	1,022
Petroleo Brasileiro SA ADR Type A	27,900	992
ConocoPhillips	11,300	902
National Oilwell Varco Inc.	11,000	872
* Southwestern Energy Co.	9,000	387
Petroleo Brasileiro SA ADR	7,500	303
		34,322
Financials (4.3%)
Marsh & McLennan Cos. Inc.	214,000	6,379
Discover Financial Services	128,600	3,102
* Berkshire Hathaway Inc. Class B	28,350	2,371
Chubb Corp.	29,800	1,827
Weyerhaeuser Co.	58,275	1,434
Bank of New York Mellon Corp.	22,279	665
Progressive Corp.	21,700	459
		16,237
Health Care (19.3%)
* Amgen Inc.	272,871	14,585
Eli Lilly & Co.	324,100	11,399
Novartis AG ADR	201,950	10,976
* Biogen Idec Inc.	148,900	10,928

Medtronic Inc.	251,500	9,896
Roche Holding AG	62,000	8,851
* Boston Scientific Corp.	378,902	2,724
* Life Technologies Corp.	34,609	1,814
GlaxoSmithKline plc ADR	39,900	1,533
Johnson & Johnson	11,300	670
		73,376
Industrials (14.7%)
FedEx Corp.	150,700	14,098
CH Robinson Worldwide Inc.	94,100	6,976
Caterpillar Inc.	54,000	6,013
Honeywell International Inc.	98,400	5,875
Southwest Airlines Co.	412,850	5,214
Union Pacific Corp.	31,000	3,048
United Parcel Service Inc. Class B	40,750	3,029
Deere & Co.	29,400	2,849
Boeing Co.	34,800	2,573
* Alaska Air Group Inc.	28,550	1,811
Canadian Pacific Railway Ltd.	19,800	1,274
* AMR Corp.	178,400	1,152
Donaldson Co. Inc.	18,000	1,103
Expeditors International of Washington Inc.	10,200	511
Granite Construction Inc.	17,200	483
		56,009
Information Technology (30.8%)
Oracle Corp.	428,000	14,282
Texas Instruments Inc.	395,600	13,672
* Google Inc. Class A	21,300	12,486
* Intuit Inc.	202,600	10,758
* Adobe Systems Inc.	281,400	9,331
Microsoft Corp.	341,600	8,663
QUALCOMM Inc.	119,200	6,536
* EMC Corp.	211,700	5,621
Telefonaktiebolaget LM Ericsson ADR	301,900	3,882
Corning Inc.	186,850	3,855
Hewlett-Packard Co.	89,050	3,648
Intel Corp.	171,600	3,461
* NVIDIA Corp.	174,250	3,217
* Symantec Corp.	148,800	2,759
* Micron Technology Inc.	232,200	2,661
Accenture plc Class A	44,450	2,443
ASML Holding NV ADR	43,787	1,949
KLA-Tencor Corp.	35,600	1,686
Plantronics Inc.	43,250	1,584
Applied Materials Inc.	99,500	1,554
* Motorola Solutions Inc.	21,335	953
* eBay Inc.	20,800	646
Activision Blizzard Inc.	44,600	489
* Motorola Mobility Holdings Inc.	18,593	454
* Rambus Inc.	20,600	408
Cisco Systems Inc.	14,500	249
		117,247
Materials (6.7%)
Potash Corp. of Saskatchewan Inc.	226,200	13,330
Monsanto Co.	122,600	8,859
Domtar Corp.	12,600	1,156
Praxair Inc.	7,600	772

Freeport-McMoRan Copper & Gold Inc.		11,788	655
Vulcan Materials Co.		14,300	652
			25,424
Telecommunication Services (0.2%)
* Sprint Nextel Corp.		153,150	711

Utilities (0.2%)
* AES Corp.		52,400	681

Total Common Stocks (Cost $319,063)			368,534
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (3.1%)
Money Market Fund (3.1%)
1 Vanguard Market Liquidity Fund (Cost
$11,895)	0.208%	11,895,187	11,895

Total Investments (100.1%) (Cost $330,958)			380,429
Other Assets and Liabilities-Net (-0.1%)			(258)
Net Assets (100%)			380,171

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

Vanguard Capital Growth Portfolio

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of March 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	359,683	8,851	—
Temporary Cash Investments	11,895	—	—
Total	371,578	8,851	—

D. At March 31, 2011, the cost of investment securities for tax purposes was $330,958,000. Net unrealized appreciation of investment securities for tax purposes was $49,471,000, consisting of unrealized gains of $77,389,000 on securities that had risen in value since their purchase and $27,918,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Diversified Value Portfolio

Schedule of Investments
As of March 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (97.1%)
Consumer Discretionary (5.1%)
CBS Corp. Class B	492,700	12,337
Carnival Corp.	282,700	10,845
Wyndham Worldwide Corp.	294,280	9,361
Service Corp. International	820,000	9,069
		41,612
Consumer Staples (11.5%)
Philip Morris International Inc.	438,300	28,765
Imperial Tobacco Group plc ADR	362,200	22,509
Diageo plc ADR	271,500	20,694
Altria Group Inc.	440,300	11,461
CVS Caremark Corp.	200,500	6,881
Sysco Corp.	128,330	3,555
		93,865
Energy (11.0%)
ConocoPhillips	406,844	32,490
Occidental Petroleum Corp.	284,600	29,738
Spectra Energy Corp.	1,018,400	27,680
		89,908
Financials (22.1%)
JPMorgan Chase & Co.	555,950	25,629
American Express Co.	541,100	24,458
PNC Financial Services Group Inc.	379,972	23,934
Wells Fargo & Co.	749,100	23,747
Bank of America Corp.	1,466,146	19,544
Capital One Financial Corp.	324,000	16,835
* Citigroup Inc.	2,924,300	12,925
XL Group plc Class A	472,800	11,631
* SLM Corp.	732,100	11,201
State Street Corp.	241,700	10,862
		180,766
Health Care (10.9%)
Pfizer Inc.	1,172,614	23,816
Baxter International Inc.	432,900	23,277
Bristol-Myers Squibb Co.	599,000	15,831
WellPoint Inc.	211,400	14,754
Johnson & Johnson	202,100	11,974
		89,652
Industrials (13.9%)
Cooper Industries plc	393,000	25,506
General Electric Co.	1,043,400	20,920
Raytheon Co.	401,700	20,435
ITT Corp.	287,000	17,234
Honeywell International Inc.	287,000	17,137
Illinois Tool Works Inc.	231,000	12,409
		113,641
Information Technology (12.6%)
International Business Machines Corp.	166,400	27,135

Vanguard Diversified Value Portfolio

Microsoft Corp.		761,700	19,317
Hewlett-Packard Co.		458,600	18,789
Intel Corp.		745,300	15,033
Xerox Corp.		817,800	8,709
Applied Materials Inc.		511,300	7,986
Nokia Oyj ADR		754,800	6,423
			103,392
Materials (1.7%)
EI du Pont de Nemours & Co.		261,300	14,364

Telecommunication Services (3.2%)
Vodafone Group plc ADR		361,800	10,402
Verizon Communications Inc.		216,560	8,346
AT&T Inc.		256,827	7,859
			26,607
Utilities (5.1%)
Dominion Resources Inc.		383,600	17,147
CenterPoint Energy Inc.		856,700	15,044
Entergy Corp.		139,000	9,342
			41,533
Total Common Stocks (Cost $771,999)			795,340
	Coupon
Temporary Cash Investment (3.1%)
Money Market Fund (3.1%)
1 Vanguard Market Liquidity Fund (Cost
$24,989)	0.208%	24,988,789	24,989

Total Investments (100.2%) (Cost $796,988)			820,329
Other Assets and Liabilities-Net (-0.2%)			(1,542)
Net Assets (100%)			818,787

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Vanguard Diversified Value Portfolio

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At March 31, 2011, 100% of the portfolio's investments were valued based on Level 1 inputs.

C. At March 31, 2011, the cost of investment securities for tax purposes was $796,988,000. Net unrealized appreciation of investment securities for tax purposes was $23,341,000 consisting of unrealized gains of $133,072,000 on securities that had risen in value since their purchase and $109,731,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Equity Income Portfolio

Schedule of Investments
As of March 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (96.3%)[1]
Consumer Discretionary (7.7%)
Home Depot Inc.	273,400	10,132
McDonald's Corp.	110,446	8,404
Stanley Black & Decker Inc.	80,500	6,166
Nordstrom Inc.	63,600	2,854
Mattel Inc.	100,700	2,510
Genuine Parts Co.	33,200	1,781
Time Warner Cable Inc.	22,900	1,634
VF Corp.	12,600	1,241
Limited Brands Inc.	30,400	1,000
Williams-Sonoma Inc.	24,500	992
Brinker International Inc.	37,700	954
Comcast Corp. Class A Special Shares	40,700	945
Cracker Barrel Old Country Store Inc.	8,400	413
Polaris Industries Inc.	4,300	374
Time Warner Inc.	8,000	286
Cato Corp. Class A	8,700	213
		39,899
Consumer Staples (15.9%)
Philip Morris International Inc.	187,173	12,284
Procter & Gamble Co.	141,400	8,710
PepsiCo Inc.	133,700	8,612
Kraft Foods Inc.	218,652	6,857
Altria Group Inc.	227,980	5,934
Sysco Corp.	208,800	5,784
Kimberly-Clark Corp.	82,960	5,415
Wal-Mart Stores Inc.	96,500	5,023
General Mills Inc.	118,000	4,313
Unilever NV	117,700	3,691
Coca-Cola Co.	54,912	3,643
Colgate-Palmolive Co.	21,700	1,752
Imperial Tobacco Group plc	49,644	1,532
Reynolds American Inc.	38,500	1,368
Hershey Co.	22,200	1,207
Hormel Foods Corp.	41,200	1,147
Dr Pepper Snapple Group Inc.	28,900	1,074
McCormick & Co. Inc.	20,595	985
Molson Coors Brewing Co. Class B	20,200	947
Sara Lee Corp.	49,000	866
Corn Products International Inc.	10,900	565
Herbalife Ltd.	3,850	313
		82,022
Energy (14.1%)
Chevron Corp.	212,500	22,829
Exxon Mobil Corp.	260,800	21,941
ConocoPhillips	131,320	10,487
Occidental Petroleum Corp.	62,700	6,551
Royal Dutch Shell plc Class B	158,807	5,767

Marathon Oil Corp.	101,700	5,422
		72,997
Exchange-Traded Fund (1.1%)
2 Vanguard Value ETF	104,300	5,916

Financials (10.0%)
Marsh & McLennan Cos. Inc.	293,200	8,740
JPMorgan Chase & Co.	117,000	5,394
Chubb Corp.	83,460	5,117
M&T Bank Corp.	49,300	4,362
PNC Financial Services Group Inc.	68,600	4,321
ACE Ltd.	63,900	4,134
BlackRock Inc.	20,000	4,020
Wells Fargo & Co.	118,600	3,760
National Bank of Canada	28,700	2,333
Credit Suisse Group AG ADR	42,700	1,818
Travelers Cos. Inc.	28,100	1,671
RenaissanceRe Holdings Ltd.	14,400	994
Ameriprise Financial Inc.	15,700	959
Allied World Assurance Co. Holdings Ltd.	14,600	915
New York Community Bancorp Inc.	48,800	842
Endurance Specialty Holdings Ltd.	16,000	781
Validus Holdings Ltd.	15,500	517
American Express Co.	6,800	307
Axis Capital Holdings Ltd.	8,600	300
Dime Community Bancshares Inc.	10,000	148
BOK Financial Corp.	2,400	124
		51,557
Health Care (10.7%)
Johnson & Johnson	271,986	16,115
Pfizer Inc.	754,428	15,323
Merck & Co. Inc.	342,474	11,305
AstraZeneca plc ADR	79,800	3,680
Bristol-Myers Squibb Co.	85,360	2,256
Eli Lilly & Co.	59,620	2,097
Cardinal Health Inc.	33,000	1,357
Abbott Laboratories	27,200	1,334
Hill-Rom Holdings Inc.	12,000	456
Medtronic Inc.	9,400	370
Owens & Minor Inc.	10,350	336
Baxter International Inc.	4,900	264
National Healthcare Corp.	3,591	167
		55,060
Industrials (14.6%)
General Electric Co.	680,152	13,637
3M Co.	118,300	11,061
Eaton Corp.	125,400	6,952
Tyco International Ltd.	121,900	5,457
Waste Management Inc.	145,300	5,425
Illinois Tool Works Inc.	96,000	5,157
Republic Services Inc. Class A	116,200	3,491
Caterpillar Inc.	28,200	3,140
United Parcel Service Inc. Class B	31,200	2,319
Honeywell International Inc.	32,000	1,911
Schneider Electric SA	10,646	1,818
Lockheed Martin Corp.	19,200	1,544
General Dynamics Corp.	19,300	1,478

Rockwell Automation Inc.	15,500	1,467
PACCAR Inc.	27,000	1,413
Raytheon Co.	27,500	1,399
Northrop Grumman Corp.	21,668	1,359
United Technologies Corp.	15,900	1,346
Deere & Co.	10,550	1,022
CSX Corp.	12,800	1,006
Parker Hannifin Corp.	10,400	985
Boeing Co.	8,500	628
Pitney Bowes Inc.	20,100	516
Emerson Electric Co.	7,200	421
Timken Co.	3,300	173
* Huntington Ingalls Industries Inc.	3,611	150
Avery Dennison Corp.	2,700	113
Deluxe Corp.	4,100	109
		75,497
Information Technology (7.8%)
Microsoft Corp.	495,400	12,563
Intel Corp.	477,100	9,623
Analog Devices Inc.	164,400	6,474
Maxim Integrated Products Inc.	152,600	3,907
Xilinx Inc.	102,800	3,372
Accenture plc Class A	36,200	1,990
Applied Materials Inc.	100,200	1,565
TE Connectivity Ltd.	25,300	881
Texas Instruments Inc.	4,372	151
		40,526
Materials (4.2%)
EI du Pont de Nemours & Co.	105,591	5,804
Sherwin-Williams Co.	50,100	4,208
PPG Industries Inc.	39,200	3,732
Nucor Corp.	72,000	3,314
Packaging Corp. of America	85,200	2,461
Eastman Chemical Co.	12,730	1,264
Southern Copper Corp.	10,000	403
Cabot Corp.	6,043	280
		21,466
Telecommunication Services (4.0%)
AT&T Inc.	521,660	15,963
Verizon Communications Inc.	109,702	4,228
Qwest Communications International Inc.	42,876	293
		20,484
Utilities (6.2%)
Northeast Utilities	106,400	3,681
Dominion Resources Inc.	77,850	3,480
Xcel Energy Inc.	138,900	3,318
UGI Corp.	87,500	2,879
PG&E Corp.	62,500	2,761
NextEra Energy Inc.	47,940	2,643
American Electric Power Co. Inc.	64,800	2,277
Oneok Inc.	17,537	1,173
Entergy Corp.	17,100	1,149
CMS Energy Corp.	51,500	1,012
Integrys Energy Group Inc.	19,700	995
Alliant Energy Corp.	25,200	981
DPL Inc.	34,800	954

Pinnacle West Capital Corp.			22,000	941
Portland General Electric Co.			39,500	939
Unisource Energy Corp.			24,166	873
Atmos Energy Corp.			22,900	781
Duke Energy Corp.			40,900	742
Southwest Gas Corp.			11,639	454
Ameren Corp.			7,900	222
				32,255
Total Common Stocks (Cost $445,743)				497,679
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (3.7%)[1]
Money Market Fund (3.3%)
3 Vanguard Market Liquidity Fund	0.208%		16,839,452	16,839

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Repurchase Agreement (0.1%)
UBS Securities LLC
(Dated 3/31/11, Repurchase Value
$400,000 collateralized by Federal National
Mortgage Assn. 4.00%, 11/1/40)	0.180%	4/1/11	400	400

U.S. Government and Agency Obligations (0.3%)
[4,5] Fannie Mae Discount Notes	0.140%	7/7/11	100	100
[4,5] Freddie Mac Discount Notes	0.271%	6/7/11	1,500	1,500
[4,5] Freddie Mac Discount Notes	0.281%	6/21/11	30	30
				1,630
Total Temporary Cash Investments (Cost $18,869)				18,869
Total Investments (100.0%) (Cost $464,612)				516,548
Other Assets and Liabilities-Net (0.0%)				44
Net Assets (100%)				516,592

* Non-income-producing security. New issue that has not paid a dividend as of March 31, 2011.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 96.3% and 3.7%, respectively, of net assets.
2 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $1,630,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Vanguard Equity Income Portfolio

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The portfolio invests in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

D. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of March 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	488,562	9,117	—
Temporary Cash Investments	16,839	2,030	—
Futures Contracts—Liabilities[1]	(40)	—	—
Total	505,361	11,147	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Vanguard Equity Income Portfolio

At March 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	June 2011	44	14,531	476
E-mini S&P 500 Index	June 2011	56	3,699	35

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At March 31, 2011, the cost of investment securities for tax purposes was $445,742,000. Net unrealized appreciation of investment securities for tax purposes was $51,936,000, consisting of unrealized gains of $71,146,000 on securities that had risen in value since their purchase and $19,210,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Equity Index Portfolio

Schedule of Investments
As of March 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (10.4%)
Walt Disney Co.	382,363	16,476
McDonald's Corp.	210,144	15,990
Comcast Corp. Class A	532,421	13,161
* Amazon.com Inc.	71,735	12,922
Home Depot Inc.	330,085	12,233
* Ford Motor Co.	761,578	11,355
News Corp. Class A	459,292	8,065
Time Warner Inc.	220,050	7,856
* DIRECTV Class A	159,823	7,480
Lowe's Cos. Inc.	277,522	7,335
Target Corp.	142,425	7,123
NIKE Inc. Class B	76,980	5,827
Johnson Controls Inc.	136,253	5,664
Viacom Inc. Class B	120,947	5,626
Starbucks Corp.	150,022	5,543
* priceline.com Inc.	9,891	5,009
Time Warner Cable Inc.	69,107	4,930
Yum! Brands Inc.	94,159	4,838
TJX Cos. Inc.	79,723	3,965
CBS Corp. Class B	136,238	3,411
Carnival Corp.	86,825	3,331
Kohl's Corp.	58,871	3,123
Coach Inc.	59,575	3,100
Staples Inc.	144,751	2,811
Omnicom Group Inc.	57,129	2,803
Stanley Black & Decker Inc.	33,627	2,576
* Bed Bath & Beyond Inc.	52,108	2,515
McGraw-Hill Cos. Inc.	61,445	2,421
* Discovery Communications Inc. Class A	56,832	2,268
Starwood Hotels & Resorts Worldwide Inc.	38,647	2,246
* Netflix Inc.	8,833	2,096
Marriott International Inc. Class A	58,504	2,082
Macy's Inc.	84,723	2,055
Harley-Davidson Inc.	47,136	2,003
Gap Inc.	87,909	1,992
Wynn Resorts Ltd.	15,222	1,937
Fortune Brands Inc.	30,865	1,910
Best Buy Co. Inc.	66,012	1,896
Mattel Inc.	71,758	1,789
Limited Brands Inc.	52,927	1,740
Ross Stores Inc.	24,145	1,717
VF Corp.	17,325	1,707
JC Penney Co. Inc.	47,267	1,697
Genuine Parts Co.	31,532	1,691
Cablevision Systems Corp. Class A	48,023	1,662
Polo Ralph Lauren Corp. Class A	13,232	1,636
* O'Reilly Automotive Inc.	28,434	1,634
Tiffany & Co.	25,307	1,555
Nordstrom Inc.	33,646	1,510

*	AutoZone Inc.	5,453	1,492
*	CarMax Inc.	44,987	1,444
	Darden Restaurants Inc.	27,649	1,358
	Whirlpool Corp.	15,325	1,308
	Family Dollar Stores Inc.	25,186	1,293
	Hasbro Inc.	27,490	1,288
	Interpublic Group of Cos. Inc.	98,767	1,242
	Newell Rubbermaid Inc.	58,735	1,124
	Wyndham Worldwide Corp.	35,076	1,116
*	Apollo Group Inc. Class A	25,699	1,072
	H&R Block Inc.	61,618	1,032
	Abercrombie & Fitch Co.	17,539	1,030
	International Game Technology	60,243	978
	Expedia Inc.	40,834	925
	Scripps Networks Interactive Inc. Class A	17,985	901
*	Urban Outfitters Inc.	26,109	779
*,^ Sears Holdings Corp.		8,871	733
*	Goodyear Tire & Rubber Co.	48,384	725
	Gannett Co. Inc.	47,512	724
	Leggett & Platt Inc.	29,244	716
	DeVry Inc.	12,478	687
*	GameStop Corp. Class A	30,123	678
*	Big Lots Inc.	15,134	657
	Harman International Industries Inc.	13,952	653
	DR Horton Inc.	55,827	650
	Comcast Corp. Class A Special Shares	26,563	617
	Lennar Corp. Class A	31,685	574
*	Pulte Group Inc.	67,285	498
	Washington Post Co. Class B	1,098	480
*,^ AutoNation Inc.		12,741	451
	RadioShack Corp.	21,140	317
			253,854
Consumer Staples (10.2%)
	Procter & Gamble Co.	564,106	34,749
	Coca-Cola Co.	462,102	30,660
	Philip Morris International Inc.	362,028	23,760
	PepsiCo Inc.	319,617	20,587
	Wal-Mart Stores Inc.	394,617	20,540
	Kraft Foods Inc.	352,243	11,046
	Altria Group Inc.	421,334	10,967
	CVS Caremark Corp.	275,476	9,454
	Colgate-Palmolive Co.	99,487	8,035
	Walgreen Co.	185,788	7,458
	Costco Wholesale Corp.	87,786	6,436
	Kimberly-Clark Corp.	81,619	5,327
	General Mills Inc.	128,128	4,683
	Archer-Daniels-Midland Co.	128,350	4,622
	Sysco Corp.	117,036	3,242
	HJ Heinz Co.	64,732	3,160
	Kroger Co.	127,647	3,060
	Lorillard Inc.	29,921	2,843
	Kellogg Co.	50,818	2,743
	Reynolds American Inc.	68,124	2,420
	Mead Johnson Nutrition Co.	41,181	2,386
	Avon Products Inc.	86,471	2,338
	Sara Lee Corp.	127,901	2,260
	Estee Lauder Cos. Inc. Class A	23,041	2,220

ConAgra Foods Inc.	87,999	2,090
Whole Foods Market Inc.	29,677	1,956
Clorox Co.	27,887	1,954
Coca-Cola Enterprises Inc.	67,765	1,850
Safeway Inc.	74,792	1,761
JM Smucker Co.	23,902	1,706
Dr Pepper Snapple Group Inc.	45,718	1,699
Hershey Co.	30,997	1,685
Molson Coors Brewing Co. Class B	31,660	1,485
Brown-Forman Corp. Class B	20,726	1,416
McCormick & Co. Inc.	26,865	1,285
Campbell Soup Co.	38,330	1,269
Tyson Foods Inc. Class A	60,232	1,156
Hormel Foods Corp.	27,660	770
* Constellation Brands Inc. Class A	35,503	720
SUPERVALU Inc.	41,697	372
* Dean Foods Co.	36,025	360
		248,530
Energy (13.2%)
Exxon Mobil Corp.	998,597	84,012
Chevron Corp.	404,249	43,428
Schlumberger Ltd.	274,160	25,568
ConocoPhillips	288,002	23,000
Occidental Petroleum Corp.	163,680	17,103
Apache Corp.	76,996	10,080
Halliburton Co.	183,712	9,156
Anadarko Petroleum Corp.	99,866	8,181
Devon Energy Corp.	86,023	7,894
Marathon Oil Corp.	142,818	7,614
National Oilwell Varco Inc.	84,743	6,718
Baker Hughes Inc.	87,399	6,418
EOG Resources Inc.	53,941	6,392
Hess Corp.	60,520	5,157
Chesapeake Energy Corp.	132,243	4,433
Peabody Energy Corp.	54,485	3,921
Williams Cos. Inc.	117,966	3,678
Spectra Energy Corp.	130,568	3,549
Noble Energy Inc.	35,343	3,416
Valero Energy Corp.	114,463	3,413
* Southwestern Energy Co.	69,996	3,008
Murphy Oil Corp.	38,851	2,852
* Cameron International Corp.	49,257	2,813
El Paso Corp.	141,787	2,552
Consol Energy Inc.	45,406	2,435
Pioneer Natural Resources Co.	23,314	2,376
Noble Corp.	51,210	2,336
* FMC Technologies Inc.	24,205	2,287
* Newfield Exploration Co.	26,938	2,048
* Denbury Resources Inc.	80,638	1,968
Range Resources Corp.	32,281	1,887
* Nabors Industries Ltd.	57,131	1,736
EQT Corp.	29,771	1,486
Helmerich & Payne Inc.	21,428	1,472
QEP Resources Inc.	35,200	1,427
Massey Energy Co.	20,659	1,412
Sunoco Inc.	24,414	1,113
* Rowan Cos. Inc.	25,158	1,111

Cabot Oil & Gas Corp.	20,763	1,100
Diamond Offshore Drilling Inc.	13,976	1,086
* Tesoro Corp.	28,663	769
		322,405
Financials (15.7%)
JPMorgan Chase & Co.	802,262	36,984
Wells Fargo & Co.	1,061,004	33,634
Bank of America Corp.	2,038,253	27,170
* Berkshire Hathaway Inc. Class B	317,158	26,524
* Citigroup Inc.	5,851,464	25,863
Goldman Sachs Group Inc.	104,770	16,603
US Bancorp	387,117	10,232
American Express Co.	210,418	9,511
MetLife Inc.	212,239	9,493
Morgan Stanley	311,238	8,503
Bank of New York Mellon Corp.	249,709	7,459
PNC Financial Services Group Inc.	105,810	6,665
Simon Property Group Inc.	59,825	6,411
Prudential Financial Inc.	97,779	6,021
Travelers Cos. Inc.	87,105	5,181
Aflac Inc.	94,678	4,997
Capital One Financial Corp.	91,999	4,780
State Street Corp.	101,102	4,544
ACE Ltd.	67,900	4,393
CME Group Inc.	13,507	4,073
BB&T Corp.	139,730	3,836
Franklin Resources Inc.	29,182	3,650
Chubb Corp.	59,380	3,641
Charles Schwab Corp.	200,909	3,622
AON Corp.	67,000	3,548
T Rowe Price Group Inc.	52,153	3,464
Allstate Corp.	107,705	3,423
Equity Residential	59,104	3,334
Marsh & McLennan Cos. Inc.	109,492	3,264
Public Storage	28,199	3,128
SunTrust Banks Inc.	107,752	3,108
HCP Inc.	80,645	3,060
Ameriprise Financial Inc.	49,627	3,031
Vornado Realty Trust	32,901	2,879
Progressive Corp.	132,779	2,806
Loews Corp.	63,241	2,725
Boston Properties Inc.	28,687	2,721
Weyerhaeuser Co.	108,076	2,659
Discover Financial Services	109,657	2,645
* Berkshire Hathaway Inc. Class A	21	2,631
Fifth Third Bancorp	184,649	2,563
Northern Trust Corp.	48,761	2,475
Hartford Financial Services Group Inc.	89,485	2,410
Host Hotels & Resorts Inc.	136,818	2,409
Invesco Ltd.	92,482	2,364
M&T Bank Corp.	24,208	2,142
AvalonBay Communities Inc.	17,327	2,081
Principal Financial Group Inc.	64,585	2,074
Lincoln National Corp.	63,350	1,903
Health Care REIT Inc.	35,431	1,858
NYSE Euronext	52,201	1,836
ProLogis	114,795	1,834

Regions Financial Corp.	251,408	1,825
* IntercontinentalExchange Inc.	14,689	1,815
Ventas Inc.	32,811	1,782
KeyCorp	191,237	1,698
Unum Group	63,423	1,665
* SLM Corp.	105,535	1,615
XL Group plc Class A	64,643	1,590
* CB Richard Ellis Group Inc. Class A	58,144	1,552
Leucadia National Corp.	39,881	1,497
Kimco Realty Corp.	81,250	1,490
Plum Creek Timber Co. Inc.	32,669	1,425
Moody's Corp.	40,754	1,382
* Genworth Financial Inc. Class A	97,989	1,319
Comerica Inc.	35,328	1,297
Huntington Bancshares Inc.	174,445	1,158
Legg Mason Inc.	30,624	1,105
Cincinnati Financial Corp.	32,929	1,080
Torchmark Corp.	16,204	1,077
Hudson City Bancorp Inc.	105,404	1,020
American International Group Inc.	28,708	1,009
People's United Financial Inc.	73,826	929
Zions Bancorporation	36,835	849
Marshall & Ilsley Corp.	105,215	841
* NASDAQ OMX Group Inc.	30,117	778
Assurant Inc.	20,001	770
* E*Trade Financial Corp.	44,671	698
Apartment Investment & Management Co.	23,413	596
First Horizon National Corp.	52,852	592
Federated Investors Inc. Class B	18,297	489
Janus Capital Group Inc.	36,833	459
BlackRock Inc.	1,148	231
		383,798
Health Care (11.0%)
Pfizer Inc.	1,610,164	32,702
Johnson & Johnson	550,880	32,640
Merck & Co. Inc.	621,010	20,500
Abbott Laboratories	311,698	15,289
* Amgen Inc.	187,712	10,033
UnitedHealth Group Inc.	220,448	9,964
Bristol-Myers Squibb Co.	342,924	9,063
Medtronic Inc.	216,420	8,516
Eli Lilly & Co.	204,900	7,206
* Gilead Sciences Inc.	160,193	6,799
Baxter International Inc.	116,607	6,270
* Express Scripts Inc.	106,226	5,907
* Celgene Corp.	94,154	5,417
WellPoint Inc.	75,572	5,274
* Covidien plc	100,500	5,220
* Medco Health Solutions Inc.	81,393	4,571
* Thermo Fisher Scientific Inc.	79,539	4,418
Allergan Inc.	61,539	4,370
Stryker Corp.	68,302	4,153
McKesson Corp.	51,144	4,043
* Genzyme Corp.	52,617	4,007
* Biogen Idec Inc.	48,456	3,556
Becton Dickinson and Co.	44,353	3,531
St. Jude Medical Inc.	65,579	3,362

* Agilent Technologies Inc.	69,245	3,101
Cardinal Health Inc.	70,369	2,894
Aetna Inc.	77,136	2,887
* Intuitive Surgical Inc.	7,904	2,636
CIGNA Corp.	54,546	2,415
* Zimmer Holdings Inc.	39,522	2,392
* Humana Inc.	33,928	2,373
* Boston Scientific Corp.	306,462	2,203
AmerisourceBergen Corp. Class A	55,220	2,185
* Edwards Lifesciences Corp.	23,075	2,008
* Mylan Inc.	87,879	1,992
* Life Technologies Corp.	37,354	1,958
* Laboratory Corp. of America Holdings	20,439	1,883
* Forest Laboratories Inc.	57,168	1,847
* Hospira Inc.	33,417	1,845
Quest Diagnostics Inc.	31,380	1,811
CR Bard Inc.	17,164	1,705
* DaVita Inc.	19,502	1,668
* Varian Medical Systems Inc.	24,172	1,635
* Cerner Corp.	14,394	1,601
* Waters Corp.	18,307	1,591
* Watson Pharmaceuticals Inc.	25,261	1,415
* CareFusion Corp.	44,675	1,260
* Cephalon Inc.	15,101	1,144
DENTSPLY International Inc.	28,404	1,051
* Coventry Health Care Inc.	30,171	962
* Tenet Healthcare Corp.	96,554	719
Patterson Cos. Inc.	19,260	620
PerkinElmer Inc.	23,536	618
		269,230
Industrials (11.2%)
General Electric Co.	2,138,317	42,873
United Technologies Corp.	185,419	15,696
United Parcel Service Inc. Class B	198,786	14,774
Caterpillar Inc.	128,614	14,321
3M Co.	143,298	13,398
Boeing Co.	148,297	10,964
Union Pacific Corp.	98,797	9,715
Honeywell International Inc.	157,969	9,432
Emerson Electric Co.	151,851	8,873
Deere & Co.	85,005	8,236
FedEx Corp.	63,362	5,927
CSX Corp.	74,899	5,887
General Dynamics Corp.	75,732	5,798
Danaher Corp.	108,770	5,645
Illinois Tool Works Inc.	100,306	5,388
Norfolk Southern Corp.	71,661	4,964
Lockheed Martin Corp.	57,746	4,643
Cummins Inc.	39,784	4,361
Tyco International Ltd.	95,099	4,258
Precision Castparts Corp.	28,912	4,255
PACCAR Inc.	73,544	3,850
Eaton Corp.	68,532	3,799
Raytheon Co.	72,904	3,709
Northrop Grumman Corp.	58,580	3,674
Waste Management Inc.	95,749	3,575
Ingersoll-Rand plc	66,300	3,203

Parker Hannifin Corp.	32,626	3,089
Rockwell Automation Inc.	28,656	2,712
Fluor Corp.	35,976	2,650
CH Robinson Worldwide Inc.	33,382	2,475
Dover Corp.	37,368	2,457
ITT Corp.	36,749	2,207
Goodrich Corp.	25,262	2,161
Expeditors International of Washington Inc.	42,458	2,129
Joy Global Inc.	21,145	2,089
Rockwell Collins Inc.	31,561	2,046
Fastenal Co.	29,641	1,922
Southwest Airlines Co.	149,489	1,888
Republic Services Inc. Class A	61,502	1,847
L-3 Communications Holdings Inc.	22,681	1,776
Roper Industries Inc.	19,157	1,656
WW Grainger Inc.	11,653	1,604
Textron Inc.	55,590	1,523
* Stericycle Inc.	17,112	1,517
Flowserve Corp.	11,248	1,449
Pall Corp.	23,312	1,343
* Jacobs Engineering Group Inc.	25,472	1,310
Iron Mountain Inc.	40,108	1,253
Pitney Bowes Inc.	41,158	1,057
Masco Corp.	71,655	997
* Quanta Services Inc.	43,194	969
Equifax Inc.	24,620	956
Avery Dennison Corp.	21,608	907
Robert Half International Inc.	29,439	901
Dun & Bradstreet Corp.	9,967	800
RR Donnelley & Sons Co.	41,159	779
Cintas Corp.	25,450	770
Snap-On Inc.	11,636	699
Ryder System Inc.	10,303	521
* Raytheon Co. Warrants Exp. 06/16/2011	727	10
* Huntington Ingalls Industries Inc.	3	—
		273,687
Information Technology (18.0%)
* Apple Inc.	185,553	64,656
International Business Machines Corp.	245,630	40,055
Microsoft Corp.	1,489,103	37,764
* Google Inc. Class A	50,530	29,621
Oracle Corp.	783,507	26,146
Intel Corp.	1,105,240	22,293
Cisco Systems Inc.	1,113,061	19,089
QUALCOMM Inc.	331,017	18,150
Hewlett-Packard Co.	437,942	17,942
* EMC Corp.	416,606	11,061
Texas Instruments Inc.	236,004	8,156
Visa Inc. Class A	97,666	7,190
* eBay Inc.	230,109	7,143
Corning Inc.	314,900	6,496
Automatic Data Processing Inc.	99,847	5,123
* Cognizant Technology Solutions Corp. Class A	61,193	4,981
Mastercard Inc. Class A	19,478	4,903
* Dell Inc.	337,673	4,900
* Juniper Networks Inc.	107,471	4,522
* Yahoo! Inc.	263,307	4,384

	Applied Materials Inc.	267,359	4,176
	Broadcom Corp. Class A	95,489	3,760
*	NetApp Inc.	73,873	3,559
*	Adobe Systems Inc.	101,800	3,376
*	Salesforce.com Inc.	23,762	3,174
*	Motorola Solutions Inc.	67,753	3,028
	Xerox Corp.	281,417	2,997
*	Intuit Inc.	54,606	2,899
*	Symantec Corp.	155,380	2,881
	Altera Corp.	64,400	2,835
*	Citrix Systems Inc.	37,771	2,775
	Western Union Co.	131,199	2,725
	Analog Devices Inc.	60,124	2,368
*	SanDisk Corp.	47,655	2,196
*	NVIDIA Corp.	116,947	2,159
*	Autodesk Inc.	46,071	2,032
	Paychex Inc.	64,420	2,020
*	Micron Technology Inc.	172,540	1,977
	Amphenol Corp. Class A	35,350	1,923
*	Fiserv Inc.	29,765	1,867
	CA Inc.	76,747	1,856
*	BMC Software Inc.	35,947	1,788
*	Red Hat Inc.	38,868	1,764
	Fidelity National Information Services Inc.	53,595	1,752
*,^ First Solar Inc.		10,805	1,738
*	Western Digital Corp.	46,595	1,737
	Xilinx Inc.	52,590	1,725
*	Teradata Corp.	33,822	1,715
*	F5 Networks Inc.	16,306	1,672
	KLA-Tencor Corp.	33,393	1,582
	Linear Technology Corp.	45,618	1,534
	Computer Sciences Corp.	31,214	1,521
	Microchip Technology Inc.	37,907	1,441
*	Motorola Mobility Holdings Inc.	58,821	1,435
*	Akamai Technologies Inc.	37,652	1,431
*	Electronic Arts Inc.	67,060	1,310
	Harris Corp.	25,959	1,287
	VeriSign Inc.	34,764	1,259
	FLIR Systems Inc.	32,063	1,110
*	SAIC Inc.	58,455	989
*	Advanced Micro Devices Inc.	114,542	985
*	JDS Uniphase Corp.	44,995	938
*	LSI Corp.	125,427	853
	Jabil Circuit Inc.	39,061	798
	Molex Inc.	27,629	694
	National Semiconductor Corp.	47,753	685
*	Novellus Systems Inc.	18,069	671
*	Teradyne Inc.	37,197	662
*	MEMC Electronic Materials Inc.	45,318	587
	Total System Services Inc.	32,408	584
*	Lexmark International Inc. Class A	15,656	580
*	Compuware Corp.	43,794	506
*	Monster Worldwide Inc.	25,901	412
*	Novell Inc.	69,239	411
	Tellabs Inc.	75,158	394
			439,708

Materials (3.7%)
Freeport-McMoRan Copper & Gold Inc.	190,658	10,591
EI du Pont de Nemours & Co.	185,640	10,205
Dow Chemical Co.	234,902	8,868
Monsanto Co.	107,994	7,804
Praxair Inc.	61,448	6,243
Newmont Mining Corp.	99,281	5,419
Air Products & Chemicals Inc.	43,235	3,899
Alcoa Inc.	213,379	3,766
PPG Industries Inc.	32,784	3,121
Nucor Corp.	63,560	2,925
Cliffs Natural Resources Inc.	27,236	2,677
International Paper Co.	88,420	2,669
Ecolab Inc.	46,689	2,382
CF Industries Holdings Inc.	14,310	1,958
United States Steel Corp.	28,870	1,557
Sigma-Aldrich Corp.	24,329	1,548
Sherwin-Williams Co.	17,960	1,508
Eastman Chemical Co.	14,453	1,436
Allegheny Technologies Inc.	19,673	1,332
Ball Corp.	35,572	1,275
FMC Corp.	14,547	1,236
Vulcan Materials Co.	25,977	1,185
MeadWestvaco Corp.	33,578	1,018
Airgas Inc.	15,179	1,008
* Owens-Illinois Inc.	33,069	998
International Flavors & Fragrances Inc.	15,942	993
Sealed Air Corp.	31,816	848
Bemis Co. Inc.	21,741	713
AK Steel Holding Corp.	22,080	348
* Titanium Metals Corp.	17,640	328
		89,858
Telecommunication Services (3.0%)
AT&T Inc.	1,190,499	36,429
Verizon Communications Inc.	569,550	21,950
* American Tower Corp. Class A	79,811	4,136
* Sprint Nextel Corp.	601,588	2,791
CenturyLink Inc.	61,459	2,554
Qwest Communications International Inc.	350,665	2,395
Frontier Communications Corp.	198,902	1,635
Windstream Corp.	101,427	1,305
* MetroPCS Communications Inc.	52,432	852
		74,047
Utilities (3.2%)
Southern Co.	170,077	6,482
Exelon Corp.	133,177	5,492
Dominion Resources Inc.	116,796	5,221
Duke Energy Corp.	267,317	4,852
NextEra Energy Inc.	84,736	4,671
PG&E Corp.	79,746	3,523
American Electric Power Co. Inc.	96,684	3,397
Public Service Enterprise Group Inc.	101,787	3,207
FirstEnergy Corp.	84,216	3,124
Consolidated Edison Inc.	58,788	2,982
Progress Energy Inc.	59,053	2,725
Sempra Energy	48,418	2,590
PPL Corp.	97,390	2,464

Entergy Corp.			36,193	2,432
Edison International			65,213	2,386
Xcel Energy Inc.			96,961	2,316
* AES Corp.			132,511	1,723
DTE Energy Co.			33,848	1,657
CenterPoint Energy Inc.			85,517	1,502
Oneok Inc.			21,506	1,438
Wisconsin Energy Corp.			46,726	1,425
Ameren Corp.			48,511	1,362
Constellation Energy Group Inc.			40,029	1,246
Northeast Utilities			35,656	1,234
NiSource Inc.			56,272	1,079
* NRG Energy Inc.			49,802	1,073
CMS Energy Corp.			50,760	997
Pinnacle West Capital Corp.			21,657	927
SCANA Corp.			22,551	888
Pepco Holdings Inc.			44,676	833
TECO Energy Inc.			42,749	802
Integrys Energy Group Inc.			15,422	779
Nicor Inc.			9,038	485
				77,314
Total Common Stocks (Cost $2,332,001)				2,432,431
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.9%)[1]
Money Market Fund (0.8%)
[2,3] Vanguard Market Liquidity Fund	0.208%		19,908,731	19,909

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Federal Home Loan Bank Discount Notes	0.140%	6/17/11	1,500	1,499
Total Temporary Cash Investments (Cost $21,408)				21,408
Total Investments (100.5%) (Cost $2,353,409)				2,453,839
Other Assets and Liabilities-Net (-0.5%)[3]				(11,774)
Net Assets (100%)				2,442,065

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $2,409,000.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 100.2% and 0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $2,434,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $1,200,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Vanguard Equity Index Portfolio

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of March 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,432,431	—	—
Temporary Cash Investments	19,909	1,499	—
Futures Contracts—Assets[1]	3	—	—
Futures Contracts—Liabilities[1]	(35)	—	—
Total	2,452,308	1,499	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The portfolio may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Vanguard Equity Index Portfolio

At March 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	June 2011	42	13,871	338

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2011, the cost of investment securities for tax purposes was $2,353,409,000. Net unrealized appreciation of investment securities for tax purposes was $100,430,000, consisting of unrealized gains of $453,564,000 on securities that had risen in value since their purchase and $353,134,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Growth Portfolio

Schedule of Investments
As of March 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (95.7%)[1]
Consumer Discretionary (15.7%)
* priceline.com Inc.	11,100	5,621
Johnson Controls Inc.	119,780	4,979
NIKE Inc. Class B	58,000	4,391
Lowe's Cos. Inc.	133,870	3,538
Harley-Davidson Inc.	70,650	3,002
* Apollo Group Inc. Class A	65,800	2,745
Staples Inc.	136,640	2,654
Marriott International Inc. Class A	62,700	2,231
* Ctrip.com International Ltd. ADR	49,100	2,037
News Corp. Class A	93,600	1,644
Scripps Networks Interactive Inc. Class A	32,762	1,641
Polo Ralph Lauren Corp. Class A	11,010	1,361
Walt Disney Co.	30,500	1,314
Coach Inc.	21,330	1,110
* Discovery Communications Inc. Class A	23,000	918
* Ford Motor Co.	61,350	915
Abercrombie & Fitch Co.	15,230	894
* Fossil Inc.	8,810	825
* Las Vegas Sands Corp.	17,420	735
Starbucks Corp.	19,250	711
* Lululemon Athletica Inc.	6,930	617
* Amazon.com Inc.	2,410	434
* Sirius XM Radio Inc.	245,570	408
* MGM Resorts International	10,000	131
		44,856
Consumer Staples (3.1%)
* Green Mountain Coffee Roasters Inc.	40,980	2,648
Walgreen Co.	58,900	2,364
Mead Johnson Nutrition Co.	36,800	2,132
Procter & Gamble Co.	28,800	1,774
		8,918
Energy (9.0%)
Schlumberger Ltd.	70,750	6,598
EOG Resources Inc.	49,090	5,818
Occidental Petroleum Corp.	38,600	4,033
National Oilwell Varco Inc.	44,350	3,516
Suncor Energy Inc.	49,400	2,215
Anadarko Petroleum Corp.	16,430	1,346
Ensco plc ADR	18,940	1,095
Consol Energy Inc.	20,380	1,093
		25,714
Exchange-Traded Fund (0.2%)
2 Vanguard Growth ETF	8,500	547

Financials (7.5%)
CME Group Inc.	15,755	4,751
Ameriprise Financial Inc.	69,950	4,273
American Express Co.	67,070	3,032

* IntercontinentalExchange Inc.	21,500	2,656
Bank of New York Mellon Corp.	77,000	2,300
BlackRock Inc.	8,190	1,646
Wells Fargo & Co.	45,610	1,446
Hartford Financial Services Group Inc.	46,170	1,243
Progressive Corp.	12,750	269
		21,616
Health Care (9.0%)
Allergan Inc.	70,670	5,019
* Agilent Technologies Inc.	106,120	4,752
* Medco Health Solutions Inc.	63,000	3,538
* Covidien plc	61,050	3,171
Novo Nordisk A/S ADR	22,000	2,755
* DaVita Inc.	23,600	2,018
Perrigo Co.	22,800	1,813
Cardinal Health Inc.	38,500	1,583
* Hologic Inc.	30,120	669
Teva Pharmaceutical Industries Ltd. ADR	9,650	484
		25,802
Industrials (10.9%)
Rockwell Automation Inc.	31,200	2,953
United Parcel Service Inc. Class B	39,290	2,920
Danaher Corp.	50,790	2,636
* Jacobs Engineering Group Inc.	46,900	2,412
Expeditors International of Washington Inc.	44,700	2,241
Goodrich Corp.	23,200	1,984
Manpower Inc.	31,300	1,968
CH Robinson Worldwide Inc.	25,900	1,920
* Stericycle Inc.	19,000	1,685
PACCAR Inc.	31,870	1,668
WW Grainger Inc.	11,800	1,625
Joy Global Inc.	12,500	1,235
Cummins Inc.	10,850	1,189
Caterpillar Inc.	9,750	1,086
Illinois Tool Works Inc.	19,350	1,040
Eaton Corp.	18,100	1,003
Siemens AG ADR	5,000	687
AMETEK Inc.	13,010	571
Precision Castparts Corp.	3,200	471
		31,294
Information Technology (35.2%)
* Apple Inc.	43,980	15,325
QUALCOMM Inc.	183,715	10,073
* Google Inc. Class A	12,635	7,407
* eBay Inc.	200,020	6,209
* EMC Corp.	166,150	4,411
* Citrix Systems Inc.	58,710	4,313
Visa Inc. Class A	51,100	3,762
Microsoft Corp.	147,515	3,741
Accenture plc Class A	63,720	3,503
* Intuit Inc.	65,600	3,483
Mastercard Inc. Class A	13,700	3,449
Altera Corp.	76,180	3,354
Oracle Corp.	91,550	3,055
* Adobe Systems Inc.	79,800	2,646
VeriSign Inc.	68,750	2,489
* Polycom Inc.	44,500	2,307

	TE Connectivity Ltd.			57,900	2,016
*	Teradata Corp.			39,100	1,982
*	Trimble Navigation Ltd.			36,000	1,819
*	Dolby Laboratories Inc. Class A			35,940	1,769
*	Juniper Networks Inc.			39,900	1,679
	Broadcom Corp. Class A			39,540	1,557
	Analog Devices Inc.			35,970	1,417
*	BMC Software Inc.			26,500	1,318
	Texas Instruments Inc.			36,700	1,268
*	NetApp Inc.			25,690	1,238
*	Cognizant Technology Solutions Corp. Class A			12,850	1,046
*	Alliance Data Systems Corp.			11,990	1,030
*	Skyworks Solutions Inc.			19,970	647
*	Rovi Corp.			11,670	626
	Western Union Co.			29,760	618
*	F5 Networks Inc.			5,260	540
*	VMware Inc. Class A			4,860	396
*	Acme Packet Inc.			4,650	330
					100,823
Materials (3.8%)
	Syngenta AG ADR			62,900	4,099
	Praxair Inc.			27,420	2,786
	Monsanto Co.			20,530	1,484
	Mosaic Co.			12,640	995
	Freeport-McMoRan Copper & Gold Inc.			14,470	804
	Rio Tinto plc ADR			11,050	786
					10,954
Telecommunication Services (1.3%)
*	Crown Castle International Corp.			87,400	3,719

Total Common Stocks (Cost $230,839)					274,243
					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (4.4%)[1]
Money Market Fund (3.9%)
3	Vanguard Market Liquidity Fund	0.208%		11,049,351	11,049

				Face
			Maturity	Amount
		Coupon	Date	($000)
Repurchase Agreement (0.2%)
	Banc of America Securities, LLC.
	(Dated 3/31/11, Repurchase Value
	$600,000, collateralized by Federal
	National Mortgage Assn. 3.883%,
	9/1/39)	0.140%	4/1/11	600	600

U.S. Government and Agency Obligations (0.3%)
4	Fannie Mae Discount Notes	0.210%	4/26/11	1,000	1,000
Total Temporary Cash Investments (Cost $12,649)					12,649
Total Investments (100.1%) (Cost $243,488)					286,892
Other Assets and Liabilities-Net (-0.1%)					(203)
Net Assets (100%)					286,689
*	Non-income-producing security.

1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 99.2% and 0.9%, respectively, of net assets.
2 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of March 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	274,243	—	—
Temporary Cash Investments	11,049	1,600	—
Futures Contracts—Assets[1]	10	—	—
Futures Contracts—Liabilities[1]	(18)	—	—
Total	285,284	1,600	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At March 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	June 2011	25	8,256	60
S&P Midcap 400 Index	June 2011	2	987	55
E-mini S&P 500 Index	June 2011	10	987	48

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2011, the cost of investment securities for tax purposes was $243,488,000. Net unrealized appreciation of investment securities for tax purposes was $43,404,000, consisting of unrealized gains of $48,297,000 on securities that had risen in value since their purchase and $4,893,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Index Portfolio

Schedule of Investments
As of March 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (100.1%)
Consumer Discretionary (16.3%)
Starwood Hotels & Resorts Worldwide Inc.	70,793	4,114
* Netflix Inc.	16,492	3,914
Harley-Davidson Inc.	87,421	3,715
Fortune Brands Inc.	56,552	3,500
* Liberty Media Corp. - Interactive	211,201	3,388
Limited Brands Inc.	102,585	3,373
* BorgWarner Inc.	42,107	3,356
Mattel Inc.	133,238	3,322
Ross Stores Inc.	44,723	3,181
Virgin Media Inc.	113,836	3,163
Cablevision Systems Corp. Class A	91,250	3,158
Genuine Parts Co.	58,427	3,134
* Chipotle Mexican Grill Inc. Class A	11,490	3,130
* O'Reilly Automotive Inc.	51,739	2,973
Polo Ralph Lauren Corp. Class A	23,769	2,939
Nordstrom Inc.	64,961	2,915
Tiffany & Co.	46,746	2,872
* CarMax Inc.	83,482	2,680
* Dollar Tree Inc.	46,452	2,579
Autoliv Inc.	32,875	2,440
* Sirius XM Radio Inc.	1,457,045	2,419
Whirlpool Corp.	28,175	2,405
Darden Restaurants Inc.	48,687	2,392
Interpublic Group of Cos. Inc.	181,441	2,281
Family Dollar Stores Inc.	44,274	2,272
* Royal Caribbean Cruises Ltd.	51,811	2,138
Hasbro Inc.	45,426	2,128
* TRW Automotive Holdings Corp.	38,299	2,110
Wyndham Worldwide Corp.	64,964	2,066
Newell Rubbermaid Inc.	107,763	2,061
* Apollo Group Inc. Class A	49,114	2,049
Advance Auto Parts Inc.	31,147	2,044
Abercrombie & Fitch Co.	32,736	1,922
H&R Block Inc.	114,582	1,918
* Liberty Media Corp. - Capital	25,742	1,896
Lear Corp.	37,714	1,843
* Liberty Global Inc. Class A	44,000	1,822
* Fossil Inc.	19,256	1,803
International Game Technology	110,650	1,796
PetSmart Inc.	43,529	1,783
Scripps Networks Interactive Inc. Class A	33,929	1,699
Expedia Inc.	74,500	1,688
* MGM Resorts International	125,032	1,644
* Lululemon Athletica Inc.	18,386	1,637
* Liberty Global Inc.	40,428	1,617
Phillips-Van Heusen Corp.	24,657	1,603
* NVR Inc.	1,986	1,501
* Urban Outfitters Inc.	49,050	1,463
* Garmin Ltd.	43,132	1,460

*	Liberty Media Corp. - Starz	18,103	1,405
*	Dick's Sporting Goods Inc.	33,908	1,356
	Gannett Co. Inc.	88,720	1,351
	Leggett & Platt Inc.	54,430	1,334
*	Mohawk Industries Inc.	21,612	1,322
	DeVry Inc.	23,340	1,285
*	Goodyear Tire & Rubber Co.	85,691	1,284
	DR Horton Inc.	106,209	1,237
*	LKQ Corp.	51,001	1,229
	Harman International Industries Inc.	25,753	1,206
*	GameStop Corp. Class A	53,209	1,198
	Foot Locker Inc.	57,675	1,137
	American Eagle Outfitters Inc.	69,085	1,098
*	Toll Brothers Inc.	52,416	1,036
*	Pulte Group Inc.	127,723	945
	Lennar Corp. Class A	52,022	943
*	Penn National Gaming Inc.	24,527	909
	Washington Post Co. Class B	2,010	879
	Guess? Inc.	22,178	873
	Brinker International Inc.	34,120	863
*	ITT Educational Services Inc.	11,863	856
*	Lamar Advertising Co. Class A	21,516	795
*	Hyatt Hotels Corp. Class A	16,536	712
	Wendy's/Arby's Group Inc. Class A	124,173	625
*,^ AutoNation Inc.		16,402	580
	CTC Media Inc.	20,362	480
*	Clear Channel Outdoor Holdings Inc. Class A	15,219	221
	Lennar Corp. Class B	4,820	71
*	Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	570	—
			146,536
Consumer Staples (4.4%)
	Bunge Ltd.	51,033	3,691
	Whole Foods Market Inc.	54,514	3,593
	Coca-Cola Enterprises Inc.	125,822	3,435
	JM Smucker Co.	44,352	3,166
	Dr Pepper Snapple Group Inc.	84,322	3,133
*	Green Mountain Coffee Roasters Inc.	41,627	2,690
	McCormick & Co. Inc.	44,704	2,138
	Church & Dwight Co. Inc.	26,289	2,086
	Tyson Foods Inc. Class A	108,404	2,080
	Herbalife Ltd.	22,016	1,791
*	Energizer Holdings Inc.	24,869	1,770
*	Hansen Natural Corp.	27,878	1,679
	Hormel Foods Corp.	54,386	1,514
*	Constellation Brands Inc. Class A	69,477	1,409
*	Ralcorp Holdings Inc.	20,343	1,392
*	Smithfield Foods Inc.	55,472	1,335
	Alberto-Culver Co. Class B	32,929	1,227
	Flowers Foods Inc.	30,404	828
*	Dean Foods Co.	67,554	676
			39,633
Energy (10.7%)
*	Cameron International Corp.	90,049	5,142
	El Paso Corp.	261,374	4,705
	Consol Energy Inc.	83,840	4,496
	Pioneer Natural Resources Co.	43,090	4,392
*	FMC Technologies Inc.	44,439	4,199

* Concho Resources Inc.	35,236	3,781
* Newfield Exploration Co.	49,648	3,774
Cimarex Energy Co.	31,418	3,621
Range Resources Corp.	59,447	3,475
* Denbury Resources Inc.	140,981	3,440
* Nabors Industries Ltd.	105,931	3,218
* Whiting Petroleum Corp.	43,436	3,190
* Pride International Inc.	65,114	2,797
* Petrohawk Energy Corp.	112,284	2,755
Helmerich & Payne Inc.	39,299	2,699
* Alpha Natural Resources Inc.	44,666	2,652
QEP Resources Inc.	65,200	2,643
EQT Corp.	52,447	2,617
Massey Energy Co.	35,899	2,454
* McDermott International Inc.	86,728	2,202
Arch Coal Inc.	60,375	2,176
* Rowan Cos. Inc.	46,782	2,067
Cabot Oil & Gas Corp.	38,647	2,047
Sunoco Inc.	44,630	2,035
* Kinder Morgan Management LLC	30,641	2,010
* Plains Exploration & Production Co.	52,035	1,885
* Oceaneering International Inc.	20,084	1,796
Core Laboratories NV	16,638	1,700
Patterson-UTI Energy Inc.	57,242	1,682
* Dresser-Rand Group Inc.	29,871	1,602
* Forest Oil Corp.	40,005	1,513
* Tesoro Corp.	53,006	1,422
EXCO Resources Inc.	66,834	1,381
Southern Union Co.	43,987	1,259
* Continental Resources Inc.	16,647	1,190
Tidewater Inc.	19,090	1,142
* Quicksilver Resources Inc.	44,305	634
* Cobalt International Energy Inc.	32,900	553
		96,346
Financials (17.5%)
Discover Financial Services	202,137	4,875
Host Hotels & Resorts Inc.	247,148	4,352
AvalonBay Communities Inc.	31,637	3,799
Lincoln National Corp.	117,613	3,533
Regions Financial Corp.	466,238	3,385
ProLogis	211,235	3,375
Health Care REIT Inc.	63,910	3,351
Ventas Inc.	58,340	3,168
KeyCorp	352,905	3,134
Unum Group	117,764	3,091
* CIT Group Inc.	70,638	3,006
XL Group plc Class A	119,954	2,951
* CB Richard Ellis Group Inc. Class A	107,858	2,880
* IntercontinentalExchange Inc.	23,041	2,846
Kimco Realty Corp.	150,742	2,765
* SLM Corp.	180,218	2,757
Leucadia National Corp.	72,293	2,714
New York Community Bancorp Inc.	153,598	2,651
Plum Creek Timber Co. Inc.	59,871	2,611
Willis Group Holdings plc	63,212	2,551
* Genworth Financial Inc. Class A	181,793	2,447
Comerica Inc.	65,511	2,406

	Macerich Co.	48,221	2,388
	AMB Property Corp.	62,526	2,249
	SL Green Realty Corp.	29,051	2,185
	Huntington Bancshares Inc.	320,414	2,128
*	Affiliated Managers Group Inc.	19,087	2,087
	PartnerRe Ltd.	26,219	2,078
	Legg Mason Inc.	56,850	2,052
	Nationwide Health Properties Inc.	46,802	1,990
	Torchmark Corp.	29,656	1,971
^	Digital Realty Trust Inc.	33,488	1,947
	Cincinnati Financial Corp.	57,411	1,883
	Rayonier Inc.	29,952	1,866
	Federal Realty Investment Trust	22,870	1,865
*	Arch Capital Group Ltd.	18,174	1,803
	Everest Re Group Ltd.	20,362	1,795
	People's United Financial Inc.	136,689	1,720
	Reinsurance Group of America Inc. Class A	27,199	1,708
	Hudson City Bancorp Inc.	175,522	1,699
	UDR Inc.	67,694	1,650
	Realty Income Corp.	46,711	1,633
	Alexandria Real Estate Equities Inc.	20,512	1,599
	Jones Lang LaSalle Inc.	15,810	1,577
	WR Berkley Corp.	48,490	1,562
*	MSCI Inc. Class A	41,953	1,545
	Zions Bancorporation	66,154	1,525
	Assurant Inc.	39,564	1,524
	Axis Capital Holdings Ltd.	43,526	1,520
	Marshall & Ilsley Corp.	186,183	1,488
	Chimera Investment Corp.	373,447	1,479
	Raymond James Financial Inc.	37,168	1,421
*	Markel Corp.	3,414	1,415
	Eaton Vance Corp.	43,578	1,405
	RenaissanceRe Holdings Ltd.	20,336	1,403
	Liberty Property Trust	42,284	1,391
	HCC Insurance Holdings Inc.	42,885	1,343
	Regency Centers Corp.	30,436	1,323
	Duke Realty Corp.	93,652	1,312
*	NASDAQ OMX Group Inc.	47,755	1,234
	Cullen/Frost Bankers Inc.	20,310	1,199
	Old Republic International Corp.	91,347	1,159
	Brown & Brown Inc.	44,851	1,157
	SEI Investments Co.	48,437	1,157
	Transatlantic Holdings Inc.	23,458	1,142
	Fidelity National Financial Inc. Class A	79,782	1,127
	Commerce Bancshares Inc.	27,521	1,113
	First Horizon National Corp.	96,855	1,086
	Weingarten Realty Investors	42,469	1,064
	Hospitality Properties Trust	45,822	1,061
	Jefferies Group Inc.	41,403	1,033
	White Mountains Insurance Group Ltd.	2,778	1,012
	City National Corp.	17,396	992
	American Financial Group Inc.	27,928	978
	Piedmont Office Realty Trust Inc. Class A	49,254	956
^	Federated Investors Inc. Class B	34,306	918
	Associated Banc-Corp	60,728	902
	Assured Guaranty Ltd.	57,775	861
*,^ St. Joe Co.		34,313	860
	Janus Capital Group Inc.	68,204	850

Validus Holdings Ltd.	22,526	751
Capitol Federal Financial Inc.	62,146	700
Greenhill & Co. Inc.	9,213	606
BOK Financial Corp.	10,115	523
Mercury General Corp.	10,079	394
TFS Financial Corp.	34,041	361
* LPL Investment Holdings Inc.	5,936	213
CBOE Holdings Inc.	4,794	139
		157,725
Health Care (10.4%)
* Humana Inc.	62,484	4,370
AmerisourceBergen Corp. Class A	102,566	4,058
* Edwards Lifesciences Corp.	42,376	3,687
* Mylan Inc.	161,601	3,663
* Life Technologies Corp.	69,324	3,634
* Vertex Pharmaceuticals Inc.	75,279	3,608
* Hospira Inc.	61,915	3,418
* Alexion Pharmaceuticals Inc.	33,595	3,315
* Illumina Inc.	46,379	3,250
* DaVita Inc.	36,092	3,086
* Varian Medical Systems Inc.	44,181	2,988
* Waters Corp.	33,903	2,946
* Cerner Corp.	26,112	2,904
* Watson Pharmaceuticals Inc.	49,196	2,755
Perrigo Co.	30,755	2,446
* Henry Schein Inc.	34,286	2,406
* CareFusion Corp.	82,751	2,334
* Hologic Inc.	96,468	2,142
Beckman Coulter Inc.	25,597	2,126
* Cephalon Inc.	27,810	2,107
* Mettler-Toledo International Inc.	12,186	2,096
* Dendreon Corp.	53,471	2,001
* Human Genome Sciences Inc.	70,126	1,925
DENTSPLY International Inc.	50,011	1,850
* Coventry Health Care Inc.	55,182	1,760
* ResMed Inc.	56,164	1,685
Universal Health Services Inc. Class B	33,421	1,651
* IDEXX Laboratories Inc.	21,380	1,651
* Endo Pharmaceuticals Holdings Inc.	42,787	1,633
* Community Health Systems Inc.	34,429	1,377
* Covance Inc.	24,035	1,315
* Kinetic Concepts Inc.	23,972	1,305
Omnicare Inc.	42,920	1,287
Warner Chilcott plc Class A	51,697	1,204
* Gen-Probe Inc.	17,899	1,188
* Alere Inc.	29,993	1,174
Pharmaceutical Product Development Inc.	41,915	1,161
Patterson Cos. Inc.	34,415	1,108
Lincare Holdings Inc.	36,283	1,076
Techne Corp.	13,094	938
* Bio-Rad Laboratories Inc. Class A	7,102	853
* Charles River Laboratories International Inc.	18,143	696
* Myriad Genetics Inc.	34,118	687
* Amylin Pharmaceuticals Inc.	53,199	605
		93,469
Industrials (12.2%)
Rockwell Automation Inc.	52,593	4,978

Dover Corp.	69,331	4,558
Goodrich Corp.	46,478	3,975
Cooper Industries plc	60,328	3,915
Joy Global Inc.	38,263	3,781
Fastenal Co.	49,128	3,185
Roper Industries Inc.	35,091	3,034
WW Grainger Inc.	21,771	2,997
Textron Inc.	102,113	2,797
* United Continental Holdings Inc.	117,743	2,707
* Stericycle Inc.	30,119	2,671
Flowserve Corp.	20,708	2,667
Bucyrus International Inc. Class A	28,504	2,607
AMETEK Inc.	59,307	2,602
Pall Corp.	42,715	2,461
* Jacobs Engineering Group Inc.	46,707	2,402
KBR Inc.	56,101	2,119
Iron Mountain Inc.	66,877	2,089
* Kansas City Southern	38,109	2,075
Pitney Bowes Inc.	75,475	1,939
Manpower Inc.	30,251	1,902
* AGCO Corp.	34,551	1,899
Masco Corp.	133,639	1,860
Equifax Inc.	45,691	1,775
* Quanta Services Inc.	78,376	1,758
* Foster Wheeler AG	45,790	1,723
* Navistar International Corp.	23,917	1,658
Donaldson Co. Inc.	26,928	1,650
Timken Co.	30,535	1,597
Robert Half International Inc.	51,901	1,588
JB Hunt Transport Services Inc.	34,362	1,561
Avery Dennison Corp.	36,454	1,530
* Owens Corning	41,691	1,500
* Terex Corp.	40,479	1,499
* Verisk Analytics Inc. Class A	45,564	1,493
Dun & Bradstreet Corp.	18,473	1,482
SPX Corp.	18,523	1,471
Cintas Corp.	48,427	1,466
RR Donnelley & Sons Co.	76,591	1,449
* Babcock & Wilcox Co.	43,214	1,443
* Hertz Global Holdings Inc.	92,250	1,442
* URS Corp.	30,781	1,417
Pentair Inc.	36,710	1,387
* IHS Inc. Class A	15,516	1,377
MSC Industrial Direct Co. Class A	16,661	1,141
* Sensata Technologies Holding NV	32,395	1,125
* Shaw Group Inc.	31,589	1,119
Towers Watson & Co. Class A	19,363	1,074
Harsco Corp.	29,807	1,052
* Spirit Aerosystems Holdings Inc. Class A	39,625	1,017
Ryder System Inc.	19,266	975
* Aecom Technology Corp.	35,091	973
* Copart Inc.	22,166	960
* Nielsen Holdings NV	32,230	880
Alliant Techsystems Inc.	12,366	874
Covanta Holding Corp.	48,223	824
* FTI Consulting Inc.	17,120	656
		110,156

Information Technology (14.7%)
Altera Corp.	115,887	5,101
* SanDisk Corp.	86,915	4,006
* Micron Technology Inc.	332,799	3,814
* Autodesk Inc.	84,316	3,719
Amphenol Corp. Class A	64,850	3,527
* Fiserv Inc.	55,145	3,459
* BMC Software Inc.	65,958	3,281
* Red Hat Inc.	70,774	3,212
* Western Digital Corp.	85,342	3,182
Xilinx Inc.	96,247	3,157
* Teradata Corp.	62,208	3,154
* F5 Networks Inc.	30,034	3,081
KLA-Tencor Corp.	62,058	2,940
Linear Technology Corp.	83,715	2,815
Maxim Integrated Products Inc.	109,873	2,813
Computer Sciences Corp.	57,385	2,796
Microchip Technology Inc.	69,400	2,638
* Lam Research Corp.	45,657	2,587
* Akamai Technologies Inc.	67,554	2,567
* Seagate Technology plc	175,550	2,528
* Motorola Mobility Holdings Inc.	102,884	2,510
* Electronic Arts Inc.	123,220	2,407
Harris Corp.	47,479	2,355
* Atmel Corp.	170,245	2,320
VeriSign Inc.	63,862	2,312
* Trimble Navigation Ltd.	44,467	2,247
* Rovi Corp.	41,441	2,223
* Skyworks Solutions Inc.	68,026	2,205
* Flextronics International Ltd.	284,358	2,124
Avago Technologies Ltd.	68,256	2,123
FLIR Systems Inc.	58,932	2,040
* Riverbed Technology Inc.	51,860	1,953
* Avnet Inc.	56,435	1,924
* SAIC Inc.	110,151	1,864
* Advanced Micro Devices Inc.	215,214	1,851
* ANSYS Inc.	33,756	1,829
* Arrow Electronics Inc.	43,040	1,803
* Cree Inc.	38,165	1,762
* Nuance Communications Inc.	88,357	1,728
Factset Research Systems Inc.	16,365	1,714
* Alliance Data Systems Corp.	19,331	1,660
* ON Semiconductor Corp.	160,264	1,582
* LSI Corp.	229,031	1,557
* Equinix Inc.	17,088	1,557
* Synopsys Inc.	55,192	1,526
Jabil Circuit Inc.	72,840	1,488
Global Payments Inc.	29,472	1,442
National Semiconductor Corp.	88,695	1,272
* Novellus Systems Inc.	33,377	1,239
* Ingram Micro Inc.	58,278	1,226
Total System Services Inc.	61,352	1,106
* MEMC Electronic Materials Inc.	84,419	1,094
Lender Processing Services Inc.	33,780	1,087
* Lexmark International Inc. Class A	29,253	1,084
Broadridge Financial Solutions Inc.	46,251	1,049
* Brocade Communications Systems Inc.	167,750	1,032
* IAC/InterActiveCorp	32,402	1,001

* Dolby Laboratories Inc. Class A	19,545	962
Molex Inc.	34,677	871
* AOL Inc.	39,548	772
DST Systems Inc.	13,706	724
Tellabs Inc.	129,571	679
* Genpact Ltd.	36,817	533
Molex Inc. Class A	16,068	332
		132,546
Materials (6.8%)
Cliffs Natural Resources Inc.	50,245	4,938
CF Industries Holdings Inc.	26,378	3,608
Lubrizol Corp.	24,295	3,255
United States Steel Corp.	53,214	2,870
Sigma-Aldrich Corp.	44,971	2,862
Walter Energy Inc.	19,612	2,656
Eastman Chemical Co.	26,725	2,654
Celanese Corp. Class A	57,681	2,559
* Crown Holdings Inc.	59,205	2,284
Ball Corp.	62,348	2,235
Allegheny Technologies Inc.	32,879	2,227
FMC Corp.	25,587	2,173
Vulcan Materials Co.	47,568	2,169
Airgas Inc.	29,629	1,968
MeadWestvaco Corp.	62,479	1,895
International Flavors & Fragrances Inc.	29,615	1,845
* Owens-Illinois Inc.	60,799	1,836
Albemarle Corp.	30,642	1,832
Ashland Inc.	27,788	1,605
Sealed Air Corp.	59,184	1,578
Reliance Steel & Aluminum Co.	26,276	1,518
Martin Marietta Materials Inc.	16,890	1,515
Steel Dynamics Inc.	76,414	1,434
Nalco Holding Co.	51,349	1,402
Sonoco Products Co.	38,256	1,386
Valspar Corp.	34,805	1,361
Bemis Co. Inc.	40,105	1,316
Scotts Miracle-Gro Co. Class A	17,264	999
* Titanium Metals Corp.	33,496	622
Greif Inc. Class A	9,136	598
		61,200
Telecommunication Services (1.4%)
Frontier Communications Corp.	368,864	3,032
* NII Holdings Inc.	62,842	2,619
Windstream Corp.	179,574	2,311
* SBA Communications Corp. Class A	40,611	1,611
* MetroPCS Communications Inc.	92,178	1,497
Telephone & Data Systems Inc.	14,138	476
Telephone & Data Systems Inc. – Special Common Shares	14,085	416
* United States Cellular Corp.	6,814	351
* Clearwire Corp. Class A	53,748	301
		12,614
Utilities (5.7%)
DTE Energy Co.	62,655	3,068
Wisconsin Energy Corp.	86,792	2,647
CenterPoint Energy Inc.	149,252	2,621
Oneok Inc.	37,550	2,511
Ameren Corp.	89,085	2,501

Northeast Utilities	65,452	2,265
Constellation Energy Group Inc.	70,468	2,194
*	Calpine Corp.	132,041	2,095
NiSource Inc.	103,383	1,983
*	NRG Energy Inc.	91,817	1,978
National Fuel Gas Co.	25,971	1,922
OGE Energy Corp.	36,133	1,827
American Water Works Co. Inc.	64,991	1,823
CMS Energy Corp.	90,859	1,784
NSTAR	38,507	1,782
SCANA Corp.	44,939	1,769
Pinnacle West Capital Corp.	40,354	1,727
Alliant Energy Corp.	41,208	1,604
Energen Corp.	25,284	1,596
Pepco Holdings Inc.	83,141	1,551
MDU Resources Group Inc.	66,222	1,521
Integrys Energy Group Inc.	28,849	1,457
TECO Energy Inc.	75,805	1,422
UGI Corp.	40,874	1,345
NV Energy Inc.	87,136	1,297
DPL Inc.	44,112	1,209
Aqua America Inc.	51,048	1,168
AGL Resources Inc.	29,053	1,157
51,824
Total Common Stocks (Cost $786,496)	902,049
Market
Value
Coupon	Shares	($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[1,2] Vanguard Market Liquidity Fund	0.208%	2,053,193	2,053

Face	Market
Maturity	Amount	Value
Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
3	Freddie Mac Discount Notes	0.270%	6/7/11	100	100
Total Temporary Cash Investments (Cost $2,153)	2,153
Total Investments (100.3%) (Cost $788,649)	904,202
Other Assets and Liabilities-Net (-0.3%)[2]	(2,542)
Net Assets (100%)	901,660

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,568,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $1,626,000 of collateral received for securities on loan.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

Vanguard Mid-Cap Index Portfolio

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of March 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	902,049	—	—
Temporary Cash Investments	2,053	100	—
Total	904,102	100	—

C. At March 31, 2011, the cost of investment securities for tax purposes was $788,649,000. Net unrealized appreciation of investment securities for tax purposes was $115,553,000, consisting of unrealized gains of $183,069,000 on securities that had risen in value since their purchase and $67,516,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard REIT Index Portfolio

Schedule of Investments
As of March 31, 2011

		Market
		Value
	Shares	($000)
Real Estate Investment Trusts (100.2%)
Diversified REITs (7.4%)
Vornado Realty Trust	243,375	21,295
Liberty Property Trust	168,995	5,560
Washington Real Estate Investment Trust	94,744	2,946
Colonial Properties Trust	109,511	2,108
PS Business Parks Inc.	29,175	1,690
Cousins Properties Inc.	137,857	1,151
Investors Real Estate Trust	116,366	1,105
Retail Opportunity Investments Corp.	61,655	675
CapLease Inc.	95,543	524
Winthrop Realty Trust	36,107	442
		37,496
Industrial REITs (6.1%)
ProLogis	842,375	13,461
AMB Property Corp.	249,275	8,966
DuPont Fabros Technology Inc.	88,437	2,145
DCT Industrial Trust Inc.	358,998	1,992
EastGroup Properties Inc.	39,914	1,755
* First Industrial Realty Trust Inc.	109,159	1,298
First Potomac Realty Trust	71,469	1,126
		30,743
Office REITs (16.5%)
Boston Properties Inc.	207,369	19,669
SL Green Realty Corp.	115,778	8,706
^ Digital Realty Trust Inc.	133,869	7,783
Alexandria Real Estate Equities Inc.	81,910	6,387
Duke Realty Corp.	373,818	5,237
Mack-Cali Realty Corp.	127,122	4,309
Piedmont Office Realty Trust Inc. Class A	196,656	3,817
Highwoods Properties Inc.	106,299	3,722
BioMed Realty Trust Inc.	194,055	3,691
Corporate Office Properties Trust	97,756	3,533
Douglas Emmett Inc.	164,793	3,090
Kilroy Realty Corp.	77,664	3,016
CommonWealth REIT	106,502	2,766
Brandywine Realty Trust	199,381	2,420
Lexington Realty Trust	193,124	1,806
Franklin Street Properties Corp.	106,441	1,498
Government Properties Income Trust	45,063	1,210
Parkway Properties Inc.	32,236	548
Hudson Pacific Properties Inc.	23,050	339
		83,547
Residential REITs (16.5%)
Equity Residential	421,042	23,751
AvalonBay Communities Inc.	126,244	15,159
UDR Inc.	270,020	6,581
Camden Property Trust	101,645	5,776
Essex Property Trust Inc.	46,413	5,755
BRE Properties Inc.	94,867	4,476

Apartment Investment & Management Co.	173,127	4,410
Home Properties Inc.	55,796	3,289
American Campus Communities Inc.	98,755	3,259
Mid-America Apartment Communities Inc.	50,734	3,257
Post Properties Inc.	72,079	2,829
Equity Lifestyle Properties Inc.	43,433	2,504
Associated Estates Realty Corp.	61,356	974
Sun Communities Inc.	26,170	933
Education Realty Trust Inc.	104,141	836
		83,789
Retail REITs (25.8%)
Simon Property Group Inc.	433,633	46,468
Kimco Realty Corp.	600,928	11,021
General Growth Properties Inc.	641,024	9,923
Macerich Co.	192,568	9,538
Federal Realty Investment Trust	91,011	7,423
Realty Income Corp.	186,058	6,503
Regency Centers Corp.	121,112	5,266
Developers Diversified Realty Corp.	322,887	4,520
Taubman Centers Inc.	81,094	4,345
Weingarten Realty Investors	169,222	4,241
CBL & Associates Properties Inc.	193,989	3,379
National Retail Properties Inc.	123,796	3,235
Tanger Factory Outlet Centers	119,770	3,143
Equity One Inc.	75,882	1,424
Alexander's Inc.	3,408	1,387
Glimcher Realty Trust	145,269	1,344
Acadia Realty Trust	59,575	1,127
Pennsylvania Real Estate Investment Trust	77,715	1,109
Inland Real Estate Corp.	115,429	1,101
Saul Centers Inc.	20,515	914
Getty Realty Corp.	39,022	893
Ramco-Gershenson Properties Trust	53,604	671
Urstadt Biddle Properties Inc. Class A	30,713	584
Cedar Shopping Centers Inc.	88,425	533
Kite Realty Group Trust	93,578	497
		130,589
Specialized REITs (27.9%)
Public Storage	214,292	23,767
HCP Inc.	594,384	22,551
Host Hotels & Resorts Inc.	985,906	17,362
Health Care REIT Inc.	254,700	13,356
Ventas Inc.	232,506	12,625
Nationwide Health Properties Inc.	186,871	7,948
Senior Housing Properties Trust	207,581	4,783
Hospitality Properties Trust	183,089	4,238
Omega Healthcare Investors Inc.	145,626	3,253
Entertainment Properties Trust	69,045	3,233
LaSalle Hotel Properties	108,416	2,927
DiamondRock Hospitality Co.	245,542	2,743
Extra Space Storage Inc.	123,316	2,554
Healthcare Realty Trust Inc.	95,596	2,170
Medical Properties Trust Inc.	165,065	1,910
* Sunstone Hotel Investors Inc.	175,074	1,784
National Health Investors Inc.	36,892	1,768
Sovran Self Storage Inc.	40,891	1,617
* Strategic Hotels & Resorts Inc.	223,827	1,444

Vanguard REIT Index Portfolio

U-Store-It Trust		127,972	1,346
Hersha Hospitality Trust Class A		225,647	1,340
LTC Properties Inc.		44,184	1,252
Pebblebrook Hotel Trust		56,153	1,244
* FelCor Lodging Trust Inc.		169,746	1,040
Chesapeake Lodging Trust		43,808	763
Ashford Hospitality Trust Inc.		69,198	763
Universal Health Realty Income Trust		17,477	708
Sabra Healthcare REIT Inc.		36,953	651
			141,140
Total Real Estate Investment Trusts (Cost $553,729)			507,304
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
[1,2] Vanguard Market Liquidity Fund (Cost
$1,777)	0.208%	1,776,926	1,777

Total Investments (100.5%) (Cost $555,506)			509,081
Other Assets and Liabilities-Net (-0.5%)[2]			(2,664)
Net Assets (100%)			506,417

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,634,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $1,658,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At March 31, 2011, 100% of the portfolio's investments were valued based on Level 1 inputs.

At March 31, 2011, the cost of investment securities for tax purposes was $555,506,000. Net unrealized depreciation of investment securities for tax purposes was $46,425,000, consisting of unrealized gains of $39,410,000 on securities that had risen in value since their purchase and $85,835,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small Company Growth Portfolio

Schedule of Investments
As of March 31, 2011

			Market
			Value
		Shares	($000)
Common Stocks (95.2%)[1]
Consumer Discretionary (14.9%)
^,* Coinstar Inc.		143,580	6,593
*	Steven Madden Ltd.	134,977	6,334
*	Modine Manufacturing Co.	391,400	6,317
	Cinemark Holdings Inc.	298,100	5,768
*	Buffalo Wild Wings Inc.	93,050	5,065
*	Pier 1 Imports Inc.	478,581	4,858
*	GameStop Corp. Class A	203,240	4,577
	Aaron's Inc.	171,755	4,356
*	DreamWorks Animation SKG Inc. Class A	140,800	3,933
*	Steiner Leisure Ltd.	83,250	3,851
	Monro Muffler Brake Inc.	114,137	3,764
*	WMS Industries Inc.	93,300	3,298
*	MarineMax Inc.	309,100	3,048
*	Lumber Liquidators Holdings Inc.	101,200	2,529
*	Fossil Inc.	26,636	2,494
*	JOS A Bank Clothiers Inc.	47,000	2,391
	Williams-Sonoma Inc.	57,707	2,337
	Sotheby's	42,337	2,227
	Interpublic Group of Cos. Inc.	171,832	2,160
*	Tempur-Pedic International Inc.	42,418	2,149
*	O'Reilly Automotive Inc.	36,900	2,120
*	ITT Educational Services Inc.	29,046	2,096
*	BJ's Restaurants Inc.	53,000	2,084
*	Morton's Restaurant Group Inc.	285,000	2,055
	Texas Roadhouse Inc. Class A	120,000	2,039
	Polaris Industries Inc.	23,171	2,016
*	Panera Bread Co. Class A	15,800	2,007
*	Chipotle Mexican Grill Inc. Class A	7,229	1,969
*	TRW Automotive Holdings Corp.	34,839	1,919
	Foot Locker Inc.	96,500	1,903
	Brinker International Inc.	67,101	1,698
*	ANN Inc.	55,769	1,623
	Bebe Stores Inc.	274,150	1,604
	Finish Line Inc. Class A	80,285	1,594
	American Eagle Outfitters Inc.	97,950	1,556
*	Warnaco Group Inc.	26,590	1,521
*	Capella Education Co.	29,400	1,464
	Ross Stores Inc.	20,157	1,434
	Tupperware Brands Corp.	23,707	1,416
	Sinclair Broadcast Group Inc. Class A	109,900	1,378
	Express Inc.	66,872	1,307
*	Domino's Pizza Inc.	70,640	1,302
	Regis Corp.	72,000	1,277
*	Valassis Communications Inc.	43,036	1,254
*	Select Comfort Corp.	97,400	1,175
*	McCormick & Schmick's Seafood Restaurants Inc.	155,000	1,119
*	American Axle & Manufacturing Holdings Inc.	84,855	1,068
	PetSmart Inc.	25,005	1,024
*	Peet's Coffee & Tea Inc.	20,000	962

*	Dana Holding Corp.	55,184	960
*	CROCS Inc.	53,315	951
^,* AutoNation Inc.		26,300	930
	Cato Corp. Class A	37,302	914
*	Dorman Products Inc.	20,138	848
*	True Religion Apparel Inc.	35,000	821
*	Cost Plus Inc.	82,750	813
	Leggett & Platt Inc.	31,300	767
	Autoliv Inc.	9,834	730
	Cracker Barrel Old Country Store Inc.	14,391	707
*	Signet Jewelers Ltd.	15,000	690
*	Deckers Outdoor Corp.	7,494	646
*	American Public Education Inc.	15,400	623
*	Jack in the Box Inc.	25,500	578
	John Wiley & Sons Inc. Class A	11,219	570
	Weight Watchers International Inc.	7,600	533
	CPI Corp.	22,600	509
	CEC Entertainment Inc.	13,251	500
	Tiffany & Co.	8,000	492
	Cooper Tire & Rubber Co.	17,581	453
	Destination Maternity Corp.	18,100	418
*	Sally Beauty Holdings Inc.	27,977	392
	PF Chang's China Bistro Inc.	8,052	372
*	LIN TV Corp. Class A	62,100	368
*	DineEquity Inc.	6,009	330
*	Timberland Co. Class A	7,759	320
*	Perry Ellis International Inc.	10,868	299
*	DSW Inc. Class A	7,395	295
	Sturm Ruger & Co. Inc.	9,251	212
*	BorgWarner Inc.	2,468	197
*	Cheesecake Factory Inc.	4,800	144
*	CarMax Inc.	4,028	129
*	HSN Inc.	3,800	122
	Wolverine World Wide Inc.	3,200	119
*	Childrens Place Retail Stores Inc.	2,256	112
	Lincoln Educational Services Corp.	6,400	102
*	Talbots Inc.	15,910	96
	Meredith Corp.	2,104	71
*	AFC Enterprises Inc.	3,891	59
*	Maidenform Brands Inc.	1,700	49
*	Ruth's Hospitality Group Inc.	9,300	48
*	Madison Square Garden Inc. Class A	1,113	30
*	Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	1,122	—
			142,352
Consumer Staples (2.5%)
	Pricesmart Inc.	176,990	6,485
	Calavo Growers Inc.	203,800	4,453
	Herbalife Ltd.	31,305	2,547
	Diamond Foods Inc.	40,000	2,232
*	Boston Beer Co. Inc. Class A	23,652	2,191
*	Fresh Market Inc.	46,000	1,736
	B&G Foods Inc. Class A	82,840	1,555
	Lancaster Colony Corp.	16,957	1,027
	Nu Skin Enterprises Inc. Class A	31,909	917
	National Beverage Corp.	33,706	463
	Ruddick Corp.	9,353	361

*	Constellation Brands Inc. Class A	2,950	60
			24,027
Energy (4.8%)
*	Energy XXI Bermuda Ltd.	145,550	4,963
*	Tesco Corp.	225,275	4,945
^,* Clean Energy Fuels Corp.		226,680	3,713
	SM Energy Co.	43,725	3,244
*	Key Energy Services Inc.	198,350	3,084
	RPC Inc.	93,271	2,362
	Core Laboratories NV	22,578	2,307
*	Atwood Oceanics Inc.	45,530	2,114
	CARBO Ceramics Inc.	14,430	2,036
*	Whiting Petroleum Corp.	23,170	1,702
*	Oceaneering International Inc.	18,260	1,633
*	Oil States International Inc.	20,847	1,587
	W&T Offshore Inc.	61,228	1,396
*	Forest Oil Corp.	36,766	1,391
*	International Coal Group Inc.	109,550	1,238
*	Complete Production Services Inc.	36,100	1,148
*	Rowan Cos. Inc.	24,000	1,060
*	Gulfport Energy Corp.	23,800	860
	Holly Corp.	13,827	840
*	Concho Resources Inc.	6,869	737
*	Clayton Williams Energy Inc.	5,196	549
*	Triangle Petroleum Corp.	63,450	527
*	Patriot Coal Corp.	13,750	355
*	McMoRan Exploration Co.	18,400	326
*	Tetra Technologies Inc.	20,500	316
*	James River Coal Co.	11,200	271
*	Brigham Exploration Co.	7,270	270
	Arch Coal Inc.	6,860	247
*	Superior Energy Services Inc.	4,862	199
*	Cloud Peak Energy Inc.	6,787	147
*	Westmoreland Coal Co.	6,200	91
*	Venoco Inc.	4,300	74
*	Alpha Natural Resources Inc.	590	35
*	Warren Resources Inc.	6,300	32
*	Petroquest Energy Inc.	1,170	11
			45,810
Exchange-Traded Fund (0.9%)
2	Vanguard Small-Cap Growth ETF	104,300	9,001

Financials (5.6%)
*	Safeguard Scientifics Inc.	416,291	8,472
	Cash America International Inc.	125,455	5,777
*	FirstService Corp.	150,200	5,712
*	Harris & Harris Group Inc.	716,450	3,855
*	CB Richard Ellis Group Inc. Class A	79,466	2,122
	Northwest Bancshares Inc.	164,900	2,068
	Boston Private Financial Holdings Inc.	283,800	2,006
	Home Bancshares Inc.	86,700	1,972
	First Commonwealth Financial Corp.	265,700	1,820
*	Credit Acceptance Corp.	20,761	1,473
	Waddell & Reed Financial Inc. Class A	33,900	1,377
*	Signature Bank	22,725	1,282
*	World Acceptance Corp.	19,239	1,254
	SEI Investments Co.	45,318	1,082

Erie Indemnity Co. Class A	14,600	1,038
Nelnet Inc. Class A	47,158	1,029
* MHI Hospitality Corp.	403,700	1,029
Rayonier Inc.	14,382	896
Federated Investors Inc. Class B	32,300	864
Apartment Investment & Management Co.	33,706	859
QC Holdings Inc.	179,510	777
Axis Capital Holdings Ltd.	19,600	684
Endurance Specialty Holdings Ltd.	13,921	680
Westamerica Bancorporation	11,095	570
Potlatch Corp.	12,613	507
Getty Realty Corp.	19,818	453
MarketAxess Holdings Inc.	18,600	450
Associated Estates Realty Corp.	25,915	412
* Ezcorp Inc. Class A	12,775	401
Digital Realty Trust Inc.	6,635	386
Equity Lifestyle Properties Inc.	5,700	329
Sun Communities Inc.	8,800	314
* First Cash Financial Services Inc.	7,689	297
* Arch Capital Group Ltd.	2,942	292
GAMCO Investors Inc.	5,967	277
Mid-America Apartment Communities Inc.	3,480	223
Bank of the Ozarks Inc.	4,986	218
Jones Lang LaSalle Inc.	1,800	180
PS Business Parks Inc.	2,832	164
* Strategic Hotels & Resorts Inc.	19,042	123
First Financial Bankshares Inc.	1,700	87
Federal Realty Investment Trust	700	57
^ Life Partners Holdings Inc.	5,250	42
		53,910
Health Care (20.5%)
* Durect Corp.	2,283,600	8,221
* Angiodynamics Inc.	495,710	7,495
West Pharmaceutical Services Inc.	160,850	7,201
* Bruker Corp.	326,048	6,798
* Cubist Pharmaceuticals Inc.	264,216	6,669
* Bio-Rad Laboratories Inc. Class A	52,650	6,325
* Nektar Therapeutics	653,900	6,192
* QLT Inc.	882,657	6,134
* Regeneron Pharmaceuticals Inc.	134,129	6,028
* Luminex Corp.	315,450	5,918
* Conceptus Inc.	355,100	5,131
* Alkermes Inc.	384,750	4,983
* Parexel International Corp.	193,050	4,807
* Akorn Inc.	797,900	4,604
* Dusa Pharmaceuticals Inc.	883,300	4,593
* Questcor Pharmaceuticals Inc.	318,585	4,591
* BioMarin Pharmaceutical Inc.	177,300	4,456
Invacare Corp.	140,244	4,364
* Align Technology Inc.	204,800	4,194
* Spectrum Pharmaceuticals Inc.	454,900	4,044
* Harvard Bioscience Inc.	638,200	3,625
* Onyx Pharmaceuticals Inc.	93,550	3,291
* MWI Veterinary Supply Inc.	39,200	3,163
* Seattle Genetics Inc.	182,150	2,836
* Sciclone Pharmaceuticals Inc.	696,454	2,814
LeMaitre Vascular Inc.	398,386	2,713

* ICON plc ADR	123,800	2,673
* Mettler-Toledo International Inc.	14,991	2,578
* PDI Inc.	305,400	2,477
* Vivus Inc.	358,600	2,220
* Palomar Medical Technologies Inc.	146,400	2,174
* SXC Health Solutions Corp.	39,589	2,169
* Immunogen Inc.	230,050	2,087
* Solta Medical Inc.	603,400	1,991
* Cynosure Inc. Class A	143,100	1,988
* Health Management Associates Inc. Class A	178,328	1,944
* NuPathe Inc.	237,836	1,857
* Community Health Systems Inc.	44,618	1,784
* AMERIGROUP Corp.	27,722	1,781
Cooper Cos. Inc.	24,277	1,686
* Syneron Medical Ltd.	127,700	1,665
* Cutera Inc.	191,300	1,639
* ResMed Inc.	54,290	1,629
* Vascular Solutions Inc.	148,686	1,622
* Medicines Co.	94,460	1,539
* Isis Pharmaceuticals Inc.	164,950	1,491
Perrigo Co.	18,732	1,490
Lincare Holdings Inc.	49,225	1,460
STERIS Corp.	41,218	1,424
* Sucampo Pharmaceuticals Inc. Class A	332,260	1,395
* Targacept Inc.	46,317	1,232
* Cepheid Inc.	43,750	1,226
* Sirona Dental Systems Inc.	24,002	1,204
Universal Health Services Inc. Class B	24,277	1,200
* American Medical Systems Holdings Inc.	52,700	1,140
* Caliper Life Sciences Inc.	168,233	1,137
* Impax Laboratories Inc.	44,665	1,137
Medicis Pharmaceutical Corp. Class A	34,400	1,102
Chemed Corp.	16,100	1,072
* Alexion Pharmaceuticals Inc.	10,329	1,019
* Nabi Biopharmaceuticals	173,084	1,006
PDL BioPharma Inc.	145,245	842
* Catalyst Health Solutions Inc.	11,600	649
* Corvel Corp.	11,743	624
Owens & Minor Inc.	19,000	617
* Accretive Health Inc.	21,840	606
* Arthrocare Corp.	17,403	580
* Jazz Pharmaceuticals Inc.	17,500	557
* Healthsouth Corp.	15,643	391
* Viropharma Inc.	17,900	356
* Emergency Medical Services Corp. Class A	5,200	331
* Dionex Corp.	2,780	328
* Sequenom Inc.	37,981	240
* Kinetic Concepts Inc.	4,200	229
* Incyte Corp. Ltd.	12,480	198
Ensign Group Inc.	6,000	192
* Salix Pharmaceuticals Ltd.	5,076	178
* PSS World Medical Inc.	6,200	168
* Neurocrine Biosciences Inc.	16,104	122
Hill-Rom Holdings Inc.	2,458	93
* Hi-Tech Pharmacal Co. Inc.	4,000	81
* Genomic Health Inc.	3,252	80
* Emergent Biosolutions Inc.	3,139	76
* United Therapeutics Corp.	1,026	69

* Array Biopharma Inc.	22,067	68
* Metropolitan Health Networks Inc.	12,900	61
* Enzon Pharmaceuticals Inc.	4,700	51
* IDEXX Laboratories Inc.	643	50
* Kensey Nash Corp.	1,800	45
* Inspire Pharmaceuticals Inc.	10,234	41
* Depomed Inc.	2,851	29
* Codexis Inc.	2,152	26
* Providence Service Corp.	1,500	22
		196,428
Industrials (14.0%)
Kennametal Inc.	234,503	9,146
Kaman Corp.	192,000	6,758
ABM Industries Inc.	253,272	6,431
Tennant Co.	142,000	5,970
Comfort Systems USA Inc.	376,780	5,301
* Genesee & Wyoming Inc. Class A	87,430	5,088
* RBC Bearings Inc.	121,550	4,647
* TrueBlue Inc.	273,079	4,585
* Titan Machinery Inc.	168,000	4,242
* Ceco Environmental Corp.	622,697	3,686
* JetBlue Airways Corp.	520,630	3,264
Healthcare Services Group Inc.	183,285	3,222
* GeoEye Inc.	77,150	3,208
* DigitalGlobe Inc.	112,230	3,146
Watsco Inc.	37,170	2,591
* United Continental Holdings Inc.	109,900	2,527
* Korn/Ferry International	108,000	2,405
* Navistar International Corp.	34,602	2,399
* Rush Enterprises Inc. Class A	115,000	2,277
* WABCO Holdings Inc.	35,646	2,197
Gardner Denver Inc.	28,011	2,186
Pall Corp.	36,800	2,120
Timken Co.	39,347	2,058
United Stationers Inc.	27,700	1,968
* Meritor Inc.	111,821	1,898
* LaBarge Inc.	106,606	1,887
Waste Connections Inc.	64,092	1,845
* Flow International Corp.	413,400	1,815
* Advisory Board Co.	34,938	1,799
* Sauer-Danfoss Inc.	34,601	1,762
* Polypore International Inc.	29,700	1,710
Toro Co.	25,668	1,700
KBR Inc.	44,551	1,683
* Exponent Inc.	35,348	1,577
Textainer Group Holdings Ltd.	42,134	1,566
TAL International Group Inc.	42,096	1,527
Nordson Corp.	12,620	1,452
* Alaska Air Group Inc.	22,507	1,427
* Corrections Corp. of America	58,300	1,423
* Oshkosh Corp.	38,665	1,368
Chicago Bridge & Iron Co. NV	31,467	1,279
Cubic Corp.	17,736	1,020
* Celadon Group Inc.	60,000	974
* Beacon Roofing Supply Inc.	47,050	963
Deluxe Corp.	35,616	945
* Trimas Corp.	42,112	905

* Avis Budget Group Inc.	48,700	872
* KAR Auction Services Inc.	54,217	832
* IHS Inc. Class A	8,498	754
* Quality Distribution Inc.	57,700	684
HNI Corp.	21,300	672
* Clean Harbors Inc.	6,656	657
Ryder System Inc.	11,889	602
* M&F Worldwide Corp.	22,400	563
Hubbell Inc. Class B	7,700	547
Armstrong World Industries Inc.	11,800	546
Actuant Corp. Class A	18,370	533
* Hawaiian Holdings Inc.	60,297	362
Steelcase Inc. Class A	30,171	343
* SFN Group Inc.	21,149	298
Schawk Inc. Class A	15,000	292
* Altra Holdings Inc.	10,720	253
Great Lakes Dredge & Dock Corp.	29,977	229
Werner Enterprises Inc.	7,648	202
Applied Industrial Technologies Inc.	6,003	200
Watts Water Technologies Inc. Class A	4,783	183
* Consolidated Graphics Inc.	2,611	143
Raven Industries Inc.	2,170	133
* WESCO International Inc.	1,903	119
* DXP Enterprises Inc.	4,418	102
Vicor Corp.	4,700	77
American Science & Engineering Inc.	800	74
* Park-Ohio Holdings Corp.	3,349	69
* Furmanite Corp.	8,400	67
NACCO Industries Inc. Class A	420	46
Standex International Corp.	1,100	42
		134,443
Information Technology (26.0%)
* VeriFone Systems Inc.	182,343	10,020
* Netlogic Microsystems Inc.	193,720	8,140
* Teradyne Inc.	446,017	7,944
MKS Instruments Inc.	219,800	7,319
* Parametric Technology Corp.	301,001	6,770
* Ceva Inc.	238,700	6,380
* Constant Contact Inc.	167,400	5,842
* Acme Packet Inc.	78,911	5,600
* OSI Systems Inc.	133,610	5,014
* Varian Semiconductor Equipment Associates Inc.	101,270	4,929
* Progress Software Corp.	167,550	4,874
* Verigy Ltd.	340,640	4,800
Littelfuse Inc.	83,870	4,789
* Euronet Worldwide Inc.	246,010	4,755
* SuccessFactors Inc.	115,670	4,522
* FEI Co.	131,630	4,439
* Cadence Design Systems Inc.	453,400	4,421
* Sourcefire Inc.	149,600	4,116
* Ariba Inc.	119,159	4,068
* Radiant Systems Inc.	226,180	4,003
* AuthenTec Inc.	1,243,620	3,980
* Cymer Inc.	68,370	3,868
Black Box Corp.	107,300	3,772
* Polycom Inc.	70,911	3,677
* Red Hat Inc.	80,900	3,672

*	VistaPrint NV	69,350	3,599
*	PMC - Sierra Inc.	464,330	3,482
	Power Integrations Inc.	89,790	3,442
*	Super Micro Computer Inc.	200,950	3,223
*	Nanometrics Inc.	177,900	3,218
	Electro Rent Corp.	155,600	2,673
*	Pericom Semiconductor Corp.	257,550	2,671
*	Clicksoftware Technologies Ltd.	305,000	2,620
*	TIBCO Software Inc.	94,887	2,586
*	Axcelis Technologies Inc.	949,679	2,517
*	Atmel Corp.	180,795	2,464
*	CACI International Inc. Class A	39,900	2,447
*	TiVo Inc.	257,460	2,255
*	MICROS Systems Inc.	45,215	2,235
*	Riverbed Technology Inc.	58,020	2,184
*	DealerTrack Holdings Inc.	95,000	2,181
*	Gartner Inc.	51,968	2,166
*	Allot Communications Ltd.	135,000	2,114
*	NCR Corp.	111,144	2,094
*	Entropic Communications Inc.	234,700	1,983
*	Novellus Systems Inc.	50,806	1,886
	MAXIMUS Inc.	22,160	1,799
	Factset Research Systems Inc.	17,156	1,797
	Opnet Technologies Inc.	44,209	1,724
	Anixter International Inc.	23,695	1,656
	DST Systems Inc.	30,704	1,622
*	Oclaro Inc.	135,400	1,558
	Solera Holdings Inc.	29,424	1,504
*	Trimble Navigation Ltd.	29,480	1,490
*	Aviat Networks Inc.	286,635	1,482
*	Atheros Communications Inc.	33,000	1,473
*	IAC/InterActiveCorp	46,854	1,447
*	Take-Two Interactive Software Inc.	94,145	1,447
*	Manhattan Associates Inc.	43,004	1,407
*	Vishay Intertechnology Inc.	78,200	1,387
*	RF Micro Devices Inc.	213,163	1,366
*	Coherent Inc.	23,198	1,348
*	JDS Uniphase Corp.	62,995	1,313
*	Booz Allen Hamilton Holding Corp.	71,081	1,280
*	Virtusa Corp.	67,500	1,264
*	Advanced Energy Industries Inc.	76,900	1,257
*	Mellanox Technologies Ltd.	48,400	1,221
*	Magma Design Automation Inc.	178,931	1,220
	Micrel Inc.	89,200	1,202
*	Advanced Micro Devices Inc.	138,575	1,192
*	Silicon Laboratories Inc.	27,500	1,188
*	Aruba Networks Inc.	34,067	1,153
*	Interactive Intelligence Inc.	28,039	1,085
*	RADWARE Ltd.	30,000	1,063
*	Cardtronics Inc.	49,406	1,005
^,* Power-One Inc.		113,045	989
*	Lawson Software Inc.	80,263	971
	Plantronics Inc.	26,157	958
*	Veeco Instruments Inc.	18,400	935
*	Blue Coat Systems Inc.	32,500	915
*	Netscout Systems Inc.	33,366	912
*	Lattice Semiconductor Corp.	151,333	893
*	Monolithic Power Systems Inc.	62,500	887

*	Skyworks Solutions Inc.	27,100	879
*	NAPCO Security Technologies Inc.	362,864	849
*	LivePerson Inc.	67,116	848
*	Microsemi Corp.	40,500	839
*	Insight Enterprises Inc.	49,100	836
*	Ceragon Networks Ltd.	67,500	815
	National Instruments Corp.	24,216	794
*	Rudolph Technologies Inc.	70,000	766
*	MIPS Technologies Inc. Class A	72,525	761
	Jabil Circuit Inc.	34,800	711
	iGate Corp.	37,027	695
*	QLogic Corp.	34,615	642
*	Advanced Analogic Technologies Inc.	145,000	548
*	Acxiom Corp.	36,172	519
*	Silicon Image Inc.	55,727	500
*	Itron Inc.	8,253	466
*	TeleNav Inc.	38,500	457
*	Applied Micro Circuits Corp.	40,660	422
*	Plexus Corp.	11,683	410
*	Saba Software Inc.	33,465	328
	ADTRAN Inc.	6,000	255
*	Diodes Inc.	7,400	252
*	ValueClick Inc.	14,900	215
*	Mentor Graphics Corp.	14,540	213
*	Mantech International Corp. Class A	4,800	204
*	Cirrus Logic Inc.	9,522	200
*	Ancestry.com Inc.	5,582	198
	Blackbaud Inc.	7,000	191
	Jack Henry & Associates Inc.	4,700	159
*	Radisys Corp.	16,800	145
*	Quantum Corp.	57,503	145
*	Netgear Inc.	4,000	130
	CTS Corp.	10,400	112
*	Websense Inc.	4,249	98
*	TriQuint Semiconductor Inc.	7,461	96
*	Hypercom Corp.	7,700	93
*	Brightpoint Inc.	8,375	91
	National Semiconductor Corp.	5,724	82
*	Guidance Software Inc.	8,900	75
*	Lionbridge Technologies Inc.	20,900	72
*	Epicor Software Corp.	5,965	66
	QAD Inc. Class A	5,760	62
*	Xyratex Ltd.	4,753	53
*	BroadSoft Inc.	1,011	48
*	Anadigics Inc.	8,459	38
			249,542
Materials (4.9%)
*	OM Group Inc.	224,430	8,201
	Sensient Technologies Corp.	152,650	5,471
^,* Fronteer Gold Inc.		360,240	5,429
	Quaker Chemical Corp.	96,200	3,864
	Aptargroup Inc.	51,500	2,582
	Arch Chemicals Inc.	61,760	2,569
	Walter Energy Inc.	16,210	2,195
	NewMarket Corp.	10,207	1,615
*	Ferro Corp.	94,757	1,572
*	Crown Holdings Inc.	39,225	1,513

	Ball Corp.			41,410	1,484
*	Rockwood Holdings Inc.			29,659	1,460
	Ashland Inc.			19,664	1,136
	Eastman Chemical Co.			11,293	1,122
*	Titanium Metals Corp.			59,600	1,107
	Schweitzer-Mauduit International Inc.			15,000	759
*	Clearwater Paper Corp.			9,126	743
	Rock-Tenn Co. Class A			10,564	733
	Silgan Holdings Inc.			16,576	632
	Valspar Corp.			15,800	618
	Scotts Miracle-Gro Co. Class A			8,700	503
	Boise Inc.			49,437	453
	Innophos Holdings Inc.			8,372	386
	Albemarle Corp.			5,800	347
	Stepan Co.			3,702	268
	International Flavors & Fragrances Inc.			4,100	255
	PolyOne Corp.			3,300	47
*	Solutia Inc.			1,294	33
					47,097
	Telecommunication Services (0.8%)
*	MetroPCS Communications Inc.			126,693	2,058
	^,* Clearwire Corp. Class A			364,050	2,035
*	tw telecom inc Class A			55,600	1,068
	USA Mobility Inc.			57,994	840
	Consolidated Communications Holdings Inc.			43,058	806
	NTELOS Holdings Corp.			28,200	519
*	Vonage Holdings Corp.			28,454	130
					7,456
	Utilities (0.3%)
	Ormat Technologies Inc.			77,829	1,972
	Integrys Energy Group Inc.			21,567	1,089
					3,061
	Total Common Stocks (Cost $740,966)				913,127
					Market
					Value
		Coupon		Shares	($000)
	Temporary Cash Investments (5.6%)[1]
	Money Market Fund (5.3%)
	[3,4] Vanguard Market Liquidity Fund	0.208%		50,965,733	50,966

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	U.S. Government and Agency Obligations (0.3%)
	[5,6] Fannie Mae Discount Notes	0.235%	6/15/11	500	500
	[5,6] Federal Home Loan Bank Discount Notes	0.150%	5/25/11	300	300
	[5,6] Freddie Mac Discount Notes	0.271%	6/7/11	300	300
	[5,6] Freddie Mac Discount Notes	0.281%	6/21/11	670	669
6	United States Treasury Bill	0.200%	6/30/11	1,000	1,000
					2,769
	Total Temporary Cash Investments (Cost $53,734)				53,735
	Total Investments (100.8%) (Cost $794,700)				966,862
	Other Assets and Liabilities-Net (-0.8%)[4]				(7,863)
	Net Assets (100%)				958,999

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $6,955,000.
* Non-income-producing security.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 98.4% and 2.4%, respectively, of net assets.
2 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $7,394,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
6 Securities with a value of $2,269,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of March 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	913,127	—	—
Temporary Cash Investments	50,966	2,769	—
Futures Contracts—Assets[1]	104	—	—
Total	964,197	2,769	—
1 Represents variation margin on the last day of the reporting period.

Vanguard Small Company Growth Portfolio

C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At March 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	June 2011	360	30,301	1,449

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2011, the cost of investment securities for tax purposes was $794,700,000. Net unrealized appreciation of investment securities for tax purposes was $172,162,000, consisting of unrealized gains of $197,129,000 on securities that had risen in value since their purchase and $24,967,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard International Portfolio

Schedule of Investments
As of March 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (95.8%)[1]
Australia (3.8%)
Woodside Petroleum Ltd.	316,600	15,327
Brambles Ltd.	1,753,100	12,832
Fortescue Metals Group Ltd.	1,566,258	10,378
Woolworths Ltd.	353,900	9,836
Newcrest Mining Ltd.	212,500	8,754
* Atlas Iron Ltd.	1,343,000	5,180
* James Hardie Industries SE	762,900	4,805
Sims Metal Management Ltd.	111,574	2,015
		69,127
Austria (0.2%)
* Wienerberger AG	213,000	4,295

Belgium (0.6%)
Anheuser-Busch InBev NV	177,000	10,091

Brazil (7.2%)
Petroleo Brasileiro SA ADR Type A	739,300	26,275
Vale SA Class B Pfd. ADR	619,600	18,291
Itau Unibanco Holding SA ADR	723,825	17,408
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	306,000	12,830
Petroleo Brasileiro SA ADR	288,000	11,644
BM&FBovespa SA	1,449,400	10,520
* OGX Petroleo e Gas Participacoes SA	820,700	9,837
Itau Unibanco Holding SA Prior Pfd.	307,975	7,311
Petroleo Brasileiro SA Prior Pfd.	265,000	4,618
Vale SA Prior Pfd.	121,658	3,534
Banco do Brasil SA	176,086	3,176
Anhanguera Educacional Participacoes SA	106,512	2,581
B2W Cia Global Do Varejo	130,100	1,785
* Fibria Celulose SA	94,103	1,523
* B2W Cia Global Do Varejo Rights Exp. 04/15/2011	54,564	37
		131,370
Canada (2.9%)
Toronto-Dominion Bank	218,500	19,337
Suncor Energy Inc.	211,000	9,463
Niko Resources Ltd.	79,000	7,578
Potash Corp. of Saskatchewan Inc.	99,000	5,840
Teck Resources Ltd. Class B	89,000	4,718
First Quantum Minerals Ltd.	24,000	3,105
Sherritt International Corp.	258,131	2,119
* Harry Winston Diamond Corp.	60,600	976
		53,136
China (8.7%)
* Baidu Inc. ADR	404,800	55,785
Tencent Holdings Ltd.	1,288,000	31,367
Ping An Insurance Group Co.	1,754,500	17,764
China Resources Enterprise Ltd.	2,018,000	8,199
CNOOC Ltd.	3,170,500	8,012

	China Merchants Bank Co. Ltd.	2,535,500	7,009
	Beijing Enterprises Holdings Ltd.	1,179,500	6,726
*	Ctrip.com International Ltd. ADR	121,800	5,053
	Nine Dragons Paper Holdings Ltd.	3,729,000	4,462
	Belle International Holdings Ltd.	2,411,000	4,422
	Hengdeli Holdings Ltd.	7,320,000	3,858
*	Agricultural Bank of China Ltd.	6,786,000	3,844
	Chaoda Modern Agriculture Holdings Ltd.	2,621,135	1,629
	Ports Design Ltd.	630,000	1,452
			159,582
Denmark (1.8%)
	Novo Nordisk A/S Class B	102,814	12,912
*	Vestas Wind Systems A/S	183,999	7,986
	Novozymes A/S	48,600	7,425
	AP Moller - Maersk A/S Class B	465	4,364
			32,687
Finland (0.3%)
^	Metso Oyj	94,000	5,043

France (6.8%)
	PPR	136,819	20,955
	Cie Generale d'Optique Essilor International SA	234,254	17,381
	L'Oreal SA	118,100	13,760
	Schneider Electric SA	76,000	12,980
	GDF Suez	212,000	8,646
	Vallourec SA	75,500	8,460
	LVMH Moet Hennessy Louis Vuitton SA	52,000	8,234
	Safran SA	182,500	6,454
	AXA SA	282,000	5,892
	Publicis Groupe SA	95,000	5,324
*	European Aeronautic Defence and Space Co. NV	180,000	5,243
	Total SA	72,000	4,387
	Societe Generale	63,800	4,144
	CFAO SA	87,101	3,266
			125,126
Germany (6.1%)
	SAP AG	362,500	22,171
	Adidas AG	252,691	15,887
	GEA Group AG	257,000	8,455
^	Porsche Automobil Holding SE Prior Pfd.	129,800	8,452
	HeidelbergCement AG	111,681	7,766
*	TUI AG	641,299	7,656
^	Aixtron SE NA	143,900	6,309
	Bayerische Motoren Werke AG	65,000	5,397
	Symrise AG	177,080	5,176
	Wincor Nixdorf AG	61,000	4,932
^	SMA Solar Technology AG	38,472	4,840
	Software AG	29,000	4,788
	Siemens AG	33,000	4,514
	Linde AG	25,792	4,072
*	Porsche Automobil Holding SE Rights Exp. 04/12/2011	129,800	1,125
	Axel Springer AG	3,829	619
*,^ Q-Cells SE		115,330	497
			112,656
Hong Kong (2.1%)
	Hong Kong Exchanges and Clearing Ltd.	544,900	11,823

Jardine Matheson Holdings Ltd.	206,600	9,200
Swire Pacific Ltd. Class A	527,500	7,726
Li & Fung Ltd.	846,000	4,327
^ Techtronic Industries Co.	2,449,652	3,401
Esprit Holdings Ltd.	462,887	2,122
		38,599
India (1.5%)
Tata Motors Ltd.	295,000	8,265
HDFC Bank Ltd.	153,672	8,086
Tata Power Co. Ltd.	153,000	4,583
Housing Development Finance Corp.	270,500	4,256
Reliance Capital Ltd.	186,700	2,442
		27,632
Indonesia (0.1%)
Telekomunikasi Indonesia Tbk PT	1,633,000	1,375

Ireland (0.2%)
Kerry Group plc Class A	121,658	4,532

Israel (1.1%)
* Check Point Software Technologies Ltd.	218,430	11,151
Teva Pharmaceutical Industries Ltd. ADR	171,332	8,596
		19,747
Japan (10.2%)
Mitsubishi Corp.	726,000	20,131
Rakuten Inc.	21,648	19,422
Nintendo Co. Ltd.	68,800	18,707
Canon Inc.	392,800	16,894
Honda Motor Co. Ltd.	414,000	15,382
SMC Corp.	81,600	13,431
Yamada Denki Co. Ltd.	129,870	8,727
* Yamaha Motor Co. Ltd.	479,500	8,349
THK Co. Ltd.	323,400	8,103
FANUC Corp.	47,800	7,225
Unicharm Corp.	185,700	6,760
Hoya Corp.	271,800	6,203
Seven & I Holdings Co. Ltd.	238,000	6,063
Rohm Co. Ltd.	74,700	4,694
Sysmex Corp.	130,000	4,598
Toyota Motor Corp.	115,000	4,564
Kyocera Corp.	44,200	4,480
Sumitomo Mitsui Financial Group Inc.	140,000	4,343
Sekisui Chemical Co. Ltd.	518,000	4,047
Astellas Pharma Inc.	105,000	3,888
Japan Tobacco Inc.	416	1,504
		187,515
Luxembourg (0.1%)
* Reinet Investments SCA	67,635	1,195

Mexico (0.5%)
Wal-Mart de Mexico SAB de CV	2,154,600	6,454
Consorcio ARA SAB de CV	3,899,933	2,384
		8,838
Netherlands (1.1%)
* ING Groep NV	1,321,000	16,769

TNT NV	157,500	4,044
		20,813
Norway (1.1%)
Statoil ASA	447,995	12,407
DnB NOR ASA	550,888	8,447
		20,854
Peru (0.4%)
Credicorp Ltd.	67,500	7,083

Singapore (0.5%)
Singapore Exchange Ltd.	849,000	5,285
DBS Group Holdings Ltd.	268,497	3,117
		8,402
South Africa (0.7%)
Impala Platinum Holdings Ltd.	225,800	6,524
Sasol Ltd.	58,000	3,356
MTN Group Ltd.	163,000	3,287
		13,167
South Korea (3.1%)
Samsung Electronics Co. Ltd.	36,073	30,589
Hyundai Motor Co.	50,700	9,370
Shinhan Financial Group Co. Ltd.	198,582	9,014
Celltrion Inc.	152,700	4,843
Hankook Tire Co. Ltd.	99,000	3,230
		57,046
Spain (2.4%)
Banco Santander SA	2,237,735	26,101
Inditex SA	227,300	18,239
		44,340
Sweden (4.9%)
Atlas Copco AB Class A	1,440,939	38,266
^ Svenska Handelsbanken AB Class A	468,777	15,376
Sandvik AB	803,595	15,166
Alfa Laval AB	537,369	11,672
Telefonaktiebolaget LM Ericsson Class B	445,000	5,725
Oriflame Cosmetics SA	75,000	3,878
		90,083
Switzerland (5.7%)
Cie Financiere Richemont SA	435,977	25,139
Novartis AG	440,500	23,854
Syngenta AG	48,400	15,746
Geberit AG	55,740	12,125
ABB Ltd.	295,900	7,105
Nestle SA	93,271	5,341
Roche Holding AG	36,500	5,211
Zurich Financial Services AG	18,500	5,171
Holcim Ltd.	65,000	4,885
		104,577
Taiwan (1.1%)
Taiwan Semiconductor Manufacturing Co. Ltd.	4,713,204	11,294
Chinatrust Financial Holding Co. Ltd.	7,047,000	5,982
Compal Electronics Inc.	2,350,909	2,334
		19,610
Thailand (0.4%)
Kasikornbank PCL	1,558,000	6,538

Kasikornbank PCL (Foreign)			149,300	649
				7,187
Turkey (1.4%)
Turkiye Garanti Bankasi AS			5,427,363	25,323

United Kingdom (18.8%)
BG Group plc			1,299,500	32,261
BHP Billiton plc			784,700	31,067
Rolls-Royce Group plc			2,994,953	29,697
Standard Chartered plc			891,500	23,125
Xstrata plc			817,000	19,062
British American Tobacco plc			436,830	17,516
SABMiller plc			493,000	17,447
Vodafone Group plc			5,893,000	16,794
Prudential plc			1,376,000	15,583
Diageo plc			642,000	12,203
Rio Tinto plc			171,000	12,090
ARM Holdings plc			1,269,148	11,777
* Lloyds Banking Group plc			12,612,073	11,719
* Autonomy Corp. plc			435,200	11,090
Tesco plc			1,795,100	10,966
Kingfisher plc			2,602,000	10,251
Meggitt plc			1,857,900	10,231
* Signet Jewelers Ltd.			172,000	7,744
United Utilities Group plc			652,289	6,186
GlaxoSmithKline plc			269,000	5,126
Capita Group plc			430,000	5,125
G4S plc			1,220,000	4,993
* Inchcape plc			880,000	4,883
Unilever plc			160,000	4,874
Carnival plc			116,000	4,563
HSBC Holdings plc			432,000	4,462
Ultra Electronics Holdings plc			154,205	4,255
Victrex plc			14,214	307
				345,397
Total Common Stocks (Cost $1,472,158)				1,756,428
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (6.6%)[1]
Money Market Fund (6.1%)
[2,3] Vanguard Market Liquidity Fund	0.208%		112,552,183	112,552

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.5%)
[4,5] Federal Home Loan Bank Discount Notes	0.210%	6/3/11	8,000	7,997
United States Treasury Bill	0.200%	6/30/11	1,000	1,000
				8,997
Total Temporary Cash Investments (Cost $121,549)				121,549
Total Investments (102.4%) (Cost $1,593,707)				1,877,977
Other Assets and Liabilities-Net (-2.4%)[3]				(44,211)
Net Assets (100%)				1,833,766
* Non-income-producing security.

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $40,004,000.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 98.0% and 4.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $42,346,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $2,999,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures and Forward Currency Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

The portfolio also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The primary risk associated with the portfolio's use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the portfolio under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the portfolio's and the

Vanguard International Portfolio

counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At March 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	June 2011	386	15,579	191
FTSE 100 Index	June 2011	115	10,847	187
Topix Index	June 2011	87	9,090	(723)
S&P ASX 200 Index	June 2011	48	6,037	310

Unrealized appreciation (depreciation) on open FTSE 100 Index contracts is required to be treated as realized gain (loss) for tax purposes.

At March 31, 2011, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

	Contract Amount (000)
					Unrealized
	Contract				Appreciation
	Settlement				(Depreciation)
Counterparty	Date		Receive	Deliver	($000)
UBS AG	6/22/11	EUR	10,843 USD	15,362	231
UBS AG	6/22/11	GBP	6,650 USD	10,648	(100)
UBS AG	6/15/11	JPY	813,311 USD	9,818	(25)
UBS AG	6/22/11	AUD	5,539 USD	5,668	248
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At March 31, 2011, the counterparty had deposited in a segregated account securities with a value sufficient to cover substantially all amounts due to the fund in connection with open forward currency contracts.

Vanguard International Portfolio

D. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of March 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	200,427	—	—
Common Stocks—Other	80,586	1,475,415	—
Temporary Cash Investments	112,552	8,997	—
Futures Contracts—Liabilities[1]	(80)	—	—
Forward Currency Contracts—Assets	—	479	—
Forward Currency Contracts—Liabilities	—	(125)	—
Total	393,485	1,484,766	—
1 Represents variation margin on the last day of the reporting period.

E. At March 31, 2011, the cost of investment securities for tax purposes was $1,596,399,000. Net unrealized appreciation of investment securities for tax purposes was $281,578,000, consisting of unrealized gains of $357,284,000 on securities that had risen in value since their purchase and $75,706,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD VARIABLE INSURANCE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 19, 2011

VANGUARD VARIABLE INSURANCE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: May 19, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.